As filed with the Securities and Exchange Commission on or about April 28, 2020.

Registration Statement File No. 333-202684

Registration Statement File No. 811-08619

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 7

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 180

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐                 immediately upon filing pursuant to paragraph (b) of Rule 485.

☒               on   May 1, 2020   pursuant to paragraph (b) of Rule 485.

☐                 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                 on                            pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐                 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in MassMutual Transitions SelectSM II, an Individual Flexible Premium Deferred Variable Annuity Contract

MassMutual Transitions SelectSM II Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4
This prospectus describes an individual flexible premium deferred variable annuity contract (Contract) offered by Massachusetts Mutual Life Insurance Company (“MassMutual,” “Company,” “we,” “us”). The Contract offers a choice of features and benefits. You, as the owner of the Contract (“you,” “Owner”), determine which ones may be appropriate for you, based on your financial circumstances and objectives. The fees and charges that you pay are based on the features and benefits that you select.
You may accumulate value on a tax-deferred basis under your Contract by allocating your money to a fixed account for dollar cost averaging (DCA Fixed Account) and/or one or more variable investment divisions (Sub-Accounts) of Massachusetts Mutual Variable Annuity Separate Account 4 (Separate Account). Each Sub-Account, in turn, invests in one of the following investment entities (Funds). The investment choices available to you are restricted if you are participating in a Guaranteed Minimum Accumulation Benefit (GMAB). See “Additional Features – Guaranteed Minimum Accumulation Benefit” for more information. You bear the entire investment risk for all amounts you allocate to a Sub-Account.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Invesco Oppenheimer V.I. Global Fund
Invesco Oppenheimer V.I. Global Strategic Income Fund
Invesco Oppenheimer V.I. International Growth Fund
Invesco Oppenheimer V.I. Main Street Fund®
Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Portfolio
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy
MML Series Investment Fund
MML Aggressive Allocation Fund
MML American Funds Core Allocation Fund
MML American Funds® Growth Fund
MML American Funds® International Fund
MML Balanced Allocation Fund
MML Blue Chip Growth Fund
MML Conservative Allocation Fund
MML Equity Income Fund
MML Focused Equity Fund
MML Foreign Fund
MML Fundamental Equity Fund
MML Fundamental Value Fund
MML Global Fund
MML Growth & Income Fund
MML Growth Allocation Fund
MML Income & Growth Fund
MML International Equity Fund
MML Large Cap Growth Fund
MML Managed Volatility Fund
MML Mid Cap Growth Fund
MML Mid Cap Value Fund
MML Moderate Allocation Fund
MML Small Cap Growth Equity Fund
MML Small Company Value Fund
MML Small/Mid Cap Value Fund
MML Total Return Bond Fund
MML Series Investment Fund II
MML Blend Fund
MML Dynamic Bond Fund
MML Equity Fund
MML High Yield Fund
MML Inflation-Protected and Income Fund
MML Managed Bond Fund
MML Short-Duration Bond Fund
MML Small Cap Equity Fund
MML Strategic Emerging Markets Fund
MML U.S. Government Money Market Fund

To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2020. The SAI is incorporated by reference into this prospectus. The prospectus and SAI are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC). The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The table of contents for the SAI is on page 67 of this prospectus.
For a free copy of the SAI, or for general inquiries, call our Service Center at (866) 645-2362 or write to our Service Center using the following address: MassMutual, P.O. Box 758511, Topeka, Kansas 66675-8550. (Overnight Mail Address: MassMutual, Mail Zone 511, 5801 SW 6th Ave., Topeka, KS 66636-0001)
Beginning January 1, 2021, we will no longer send you paper copies of Fund shareholder reports (Reports) unless you specifically request paper copies from us. The Reports will be available online. We will notify you by mail each time the Reports are posted. The notice will provide the website link(s) to access the Reports as well as instructions for requesting paper copies. If you wish to continue receiving your Reports in paper free of charge from us, please call (866) 444-2450. Your election to receive the Reports in paper will apply to all Funds available with your Contract. If you have already elected to receive the Reports electronically, you will not be affected by this change and need not take any action. If you wish to receive the Reports and other SEC disclosure documents from us electronically, follow the instructions provided on the inside front cover of this prospectus.
The Contract:
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is not a bank or credit union deposit or obligation.

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is not FDIC or NCUA insured.

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is not insured by any federal government agency.

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is not guaranteed by any bank or credit union.

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may go down in value.

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provides guarantees that are subject to our financial strength and claims-paying ability.

The SEC has not approved or disapproved the Contract or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.
This prospectus is not an offer to sell the Contract in any jurisdiction where it is illegal to offer the Contract nor is it an offer to sell the Contract to anyone to whom it is illegal to offer the Contract.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the MassMutual Transitions SelectSM II Variable Annuity.
Effective May 1, 2020

Glossary
Accumulation Phase. Begins on the date the Contract is issued and ends on the date the Owner applies the full Contract Value to an Annuity Option or upon Contract termination.
Accumulation Unit. A unit of measure used to determine your value in a Sub-Account during the Accumulation Phase.
Age. The attained age of any Owner or of any Annuitant, as applicable. Except when discussed in regards to specific tax provisions and for calculating Annuity Payments, Age refers to the Owner’s or Annuitant’s Age as of his or her last birthday. If the Contract is owned by a non-natural person, then Age shall mean attained age of the Annuitant as of his/her last birthday. For purposes of calculating Annuity Payments we calculate the Annuitant’s Age based on his/her birthday nearest the applicable Annuity Date. See “The Annuity Phase – Annuity Age.”
Annuitant. The person(s) on whose life Annuity Payments are based, with the exception of the non-lifetime contingent option. See “The Annuity Phase – Period Certain Annuity Option.” The term Annuitant also includes the joint Annuitant, if any. The Annuitant has no rights to the Contract.
Annuity Date. The date Annuity Payments begin. There may be more than one Annuity Date applicable to a Non-Qualified Contract if the Owner elects to apply only a portion of the Contract Value to an Annuity Option.
Annuity Options. Options available for Annuity Payments.
Annuity Payments. Series of payments made pursuant to the Annuity Option(s) elected.
Annuity Phase. The period that begins on the Annuity Date and ends with the last Annuity Payment. There may be more than one Annuity Phase applicable to a Non-Qualified Contract if the Owner elects to apply only a portion of the Contract Value to an Annuity Option.
Beneficiary. The person(s) or entity(ies) that the Owner designates to receive the death benefit provided by the Contract.
Business Day. Every day the New York Stock Exchange (NYSE), or its successor, is open for trading. Our Business Day ends at the Close of Business.
Close of Business. The time on a Business Day when the NYSE ends regular trading, usually at 4:00 p.m. Eastern Time. However, when the NYSE closes early or closes due to any emergency or SEC order, the Close of Business will occur at the same time.
Contingent Deferred Sales Charge (CDSC). A charge that may be assessed against each Purchase Payment withdrawn from the Contract. (In some states referred to as surrender charge.)
Contract. The MassMutual Transitions Select II Variable Annuity; an individual flexible premium deferred variable annuity contract.
Contract Anniversary. An anniversary of the Issue Date of the Contract.
Contract Value. The sum of your values in the Sub-Accounts and DCA Fixed Account during the Accumulation Phase.
Contract Withdrawal Value. The Contract Value less any applicable Premium Taxes not previously deducted; less any applicable annual contract maintenance charge; less any applicable Guaranteed Minimum Accumulation Benefit charge; less any applicable CDSC; less any Purchase Payments credited to the Contract that have not yet cleared the bank.
Contract Year. The first Contract Year is the annual period which begins on the Issue Date and ends on the last calendar day before the first Contract Anniversary. Subsequent Contract Years begin on subsequent Contract Anniversaries.
DCA Fixed Account. The DCA Fixed Account, which is part of the General Account, is a fixed account from which assets are systematically transferred to any Sub-Accounts you select.

Fixed Annuity Payments. Annuity Payments made during the Annuity Phase which we guarantee as to dollar amount of each Annuity Payment.
Fund(s). The investment entities into which the assets of the Separate Account will be invested.
General Account. The Company’s general investment account, which supports the Company’s annuity and insurance obligations. The General Account’s assets include all the assets of the Company with the exception of the Separate Account and the Company’s other segregated asset accounts.
Good Order. An instruction or transaction request that we receive at our Service Center generally is considered in “Good Order” if:
(1)
we receive it within the time limits, if any, prescribed in this prospectus for a particular request or transaction;

(2)
it includes all information necessary for us to execute the request or transaction; and

(3)
it is signed by you or authorized persons to provide instruction to engage in the request or transaction.

A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by our Service Center of the instructions related to the request or transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation we require to effect the request or transaction. This information generally includes to the extent applicable: the completed application or instruction form; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocation to and/or from the Sub-Accounts affected by the request or transaction; the signatures of all owners; if necessary, Social Security Number or Tax Identification number; tax certification; and any other information or supporting documentation we may require including consents, certifications and guarantees. Instructions must be complete and sufficiently clear so that we do not need to exercise any discretion to follow such instructions. We will not accept instructions that require additional requirements or burdens not provided for within the Contract. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular request or transaction is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time. If you have any questions you may contact our Service Center before submitting the form or request. See “Sending Requests in Good Order” for more information.
Guaranteed Minimum Accumulation Benefit (GMAB). Prior to June 12, 2017, the GMAB was an optional benefit available for an additional cost at the time you purchased your Contract. This feature guarantees a minimum amount for your Contract Value at the end of the benefit period. There are two options which feature different benefit periods (12-Year and 20-Year). See “Additional Features – Guaranteed Minimum Accumulation Benefit” for more information.
Issue Date. The date on which the Contract becomes effective. The Issue Date is included in the Contract.
Joint Owner. A person entitled to ownership rights under the Contract. See “Ownership – Owner.”
Non-Business Day. Any day when the NYSE is not open for trading. Unless specified otherwise, if the due date for any activity required by the Contract falls on any day that is not a Business Day, performance of such activity will be rendered on the first Business Day following such due date.
Non-Qualified Contract. Your Contract is referred to as a Non-Qualified Contract if you purchase the Contract as an individual and not under a qualified plan such as an Individual Retirement Annuity (IRA), Roth IRA, or a corporate pension and profit sharing plan.
Owner. The person(s) or entity entitled to ownership rights under the Contract. We allow multiple Owners, subject to certain restrictions (see “Ownership”). Where we describe multiple owners, we refer to them as Joint Owners.
Premium Tax. A tax imposed by certain states and other jurisdictions when a Purchase Payment is made, when Annuity Payments begin, or when Contract Value is withdrawn.
Purchase Payment(s). Any amount paid to us by you or on your behalf with respect to the Contract during the Accumulation Phase which may be decreased by the assessment of any applicable Premium Tax. Purchase Payments may not be added after the Annuity Date to any portion of the Contract Value that has been applied to an Annuity Option.

Qualified Contract. Your Contract is referred to as a Qualified Contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan. For information on the types of qualified plans for which the Contract is available, see “Taxes – Qualified Contracts.”
Required Minimum Distribution (RMD). An RMD is a minimum amount the federal tax law requires be withdrawn from certain Qualified Contracts each year. RMDs are generally required to begin by April 1st of the year after attainment of age 72 (70½ if you attained age 70½ on or before December 31, 2019), or for some qualified plans, the year of retirement, if later. See “Taxes – Required Minimum Distributions for Qualified Contracts” for more information.
Return of Purchase Payment Death Benefit. The death benefit provided under the Contract. See “Death Benefit – Death Benefit Amount During the Accumulation Phase – Return of Purchase Payment Death Benefit.”
Separate Account. The account that holds the assets underlying the Contract that are not allocated to the DCA Fixed Account. The assets of the Separate Account are kept separate from the assets of the General Account and the Company’s other separate accounts.
Service Center. The location to which Written Requests must be sent.
Sub-Account(s). The Separate Account assets are divided into Sub-Accounts. The assets of each Sub-Account will be invested in the shares of a single Fund.
Written Notice. A written or electronic communication or instruction sent by the Company to the Owner. Any notice the Company sends to the Owner will be sent to the Owner’s last known address. The Owner must promptly provide the Company with notice of any Owner address change.
Written Request. A written communication or instruction sent by the Owner to the Company. A Written Request must be in Good Order and must be received by the Company’s Service Center. The Company may consent to receiving requests electronically or by telephone at the Service Center.

Contacting the Company
You may contact us by calling the MassMutual Customer Service Center (our Service Center) at (866) 645-2362 Monday through Friday between 7 a.m. and 7 p.m. Central Time. You may also contact us by visiting
www.MassMutual.com/contact-us. Additionally, you may write to our Service Center using the following address: MassMutual, P.O. Box 758511, Topeka, Kansas 66675-8550. (Overnight Mail: MassMutual, Mail Zone 511, 5801 SW 6th Ave., Topeka, KS 66636-0001.)
Overview
The following is intended as a summary. Please read each section of this prospectus for additional detail.
This prospectus refers to the following share classes: B-Share and L-Share. Each share class is subject to different charges. The share class that you select will be identified in your Contract. The L-Share class is no longer available to new sales; however, we continue to administer existing L-Share class Contracts.
Not every additional feature may be available to you.
You should consider the Contract in conjunction with any other annuity contract or life insurance policy you own.
Replacing an existing annuity contract or life insurance policy with the Contract may not be to your advantage. In addition, it may not be to your advantage to finance the purchase or maintenance of the Contract through a loan or withdrawals from another annuity contract or life insurance policy. You should consult your registered representative before replacing your existing life insurance policy or annuity contract.
This annuity is a contract between you, as the Owner, and MassMutual. The Contract is intended for retirement savings and/or other long-term investment purposes.

How does the Contract work? In exchange for your Purchase Payments, we agree to pay you Annuity Payments when you choose to receive them. You select an Annuity Option and the date on which payments will begin. We call this date the Annuity Date. According to your Contract, the Annuity Date must be at least five years (13 months for Contracts issued in New York or Florida) from the Issue Date of the Contract.
The Contract has two phases – the Accumulation Phase and the Annuity Phase. During the Accumulation Phase, subject to certain restrictions, you can apply Purchase Payments to your Contract, and we provide a death benefit. If your Contract is a Non-Qualified Contract, you may participate in both phases simultaneously if you apply a portion of your Contract Value to an Annuity Option. Once you begin receiving Annuity Payments, that portion of your Contract applied to an Annuity Option enters the Annuity Phase.
During the Annuity Phase, we make Annuity Payments based on the Annuity Option you elect. When you elect an Annuity Option, you also elect from a number of features, including but not limited to: duration, number of payees, and payments to Beneficiaries. See “The Annuity Phase.”
The Contract is called a variable deferred annuity because you can choose to allocate your Purchase Payments among various Sub-Accounts. Contract Value allocated to a Sub-Account is not guaranteed. It is possible to lose your Contract Value allocated to any of the Sub-Accounts. If you allocate Contract Value to the Sub-Accounts, the amount you are able to accumulate in your Contract depends upon the performance of the Sub-Accounts you select.

What are my investment choices under the Contract? You can choose to allocate your Purchase Payments among various investment choices. Your investment choices include a number of Sub-Accounts and one fixed account for dollar cost averaging (DCA Fixed Account). See “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Choices.”
The number of Sub-Accounts available to you will be restricted if you elect the GMAB. See “Additional Features – Guaranteed Minimum Accumulation Benefit.”

Does the Contract offer any guaranteed minimum accumulation benefit? Prior to June 12, 2017, a choice of two GMAB features was available for an additional cost. The GMAB features are no longer available for sale. Each GMAB guarantees a minimum amount for your Contract Value at the end of the benefit period. The two GMAB features have different benefit periods (12-Year and 20-Year). For complete information on the GMAB features including charges and limitations, see “Additional Features – Guaranteed Minimum Accumulation Benefit.”

How can I access my money? Subject to certain restrictions, you may make withdrawals of your Contract Value. Withdrawals may be subject to a CDSC. Income taxes and tax penalties may apply to any withdrawal you request. See “Withdrawals,” “Charges and Deductions – Contingent Deferred Sales Charge,” and “Taxes.”

Can I make transfers? You may transfer Contract Value among available Sub-Accounts during the Accumulation Phase; however, we reserve the right to charge $20 per transfer in excess of 12 in a single calendar year. We will exercise this right should we see a significant increase in transfer activity by Owners that leads to an increase in cost to administer the Contract. If we exercise this right, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of our decision to assess a fee. See “Transfers and Transfer Programs.”

Is a death benefit paid under the Contract? A Beneficiary will receive a benefit in the event of your death prior to the Annuity Phase. The death benefit during the Accumulation Phase is the greater of the Contract Value or the total Purchase Payments reduced by an adjustment for any withdrawals. Once the Annuity Phase commences, payments upon death may be available to Beneficiaries depending on the Annuity Option elected. See “Death Benefit” and “The Annuity Phase.”

What are the charges under the Contract? Your Contract Value will be subject to certain fees. These charges may be reflected in your Contract Value and/or may be reflected when making a withdrawal or in any Annuity Payments you choose to receive from the Contract. See “Fees and Expenses” and “Charges and Deductions.”
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We will deduct a charge to cover state or local Premium Taxes. Premium Taxes currently range from 0% to 3.5%.

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We may deduct an annual contract maintenance charge on each Contract Anniversary, when applicable. We also may deduct this charge when you make a full withdrawal.

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An administrative charge and a mortality and expense risk charge compensate us primarily for our administrative and distribution expenses and the mortality and expense risks that we assume under the Contract.

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We currently do not assess a transfer fee during the Accumulation Phase. We reserve the right to charge $20 per transfer in excess of 12 in a single calendar year during the Accumulation Phase. We will exercise this right should we see a significant increase in transfer activity by Owners that leads to an increase in cost to administer the Contract. If we exercise this right, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of our decision to assess a fee.

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If you are participating in a GMAB, we will deduct an additional charge from your Contract Value.

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We may deduct any income taxes we incur because of the operation of the Separate Account. We also will deduct any withholding taxes required by law.

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We do not assess a sales charge when you make a Purchase Payment; however, we may assess a CDSC when you make withdrawals.

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The Funds deduct fees from their assets to cover operating expenses (including investment management fees). These deductions are not charges under the terms of the Contract, but are reflected in the share values of the Funds. More detail about those deductions is available in the Fund prospectuses.

What are the share classes? If you applied for the Contract prior to July 1, 2016, the Contract offered a B-Share class and an L-Share class. The L-Share class is no longer available to new sales; however, we continue to administer existing L-Share class Contracts. The B-Share class is still available to new sales.
The two share classes differ with respect to their CDSC schedules and mortality and expense risk charges. The share class selected will determine the CDSC and mortality and expense risk charge associated with your Contract.

The B-Share class provides a seven year CDSC schedule and a lower mortality and expense risk charge for the first seven Contract Years than the L-Share class.
The L-Share class provides a four year CDSC schedule and a higher mortality and expense risk charge than the B-Share class for the first seven Contract Years.
After the seventh Contract Year, the mortality and expense risk charge for the L-Share class will be reduced. However, your share class will not change. Purchase Payments received after the seventh Contract Year for a B-Share class Contract will still have a seven year CDSC schedule. The L-Share class will retain the four year CDSC schedule.
Since the B-Share class has a longer CDSC period than the L-Share class, it may result in a higher cost to access your Contract Value than the L-Share class. The shorter CDSC period of the L-Share class may result in a lower cost to access your Contract Value than the B-Share class but has a higher mortality and expense risk charge for the first seven Contract Years. The B-Share class may be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw Contract Value in excess of the free withdrawal amount during the CDSC period, and who seeks a lower cost contract. The L-Share class may be more appropriate for someone who may want to withdraw Contract Value in excess of the free withdrawal amount four years after making a Purchase Payment and is willing to pay a higher mortality and expense risk charge for the first seven Contract Years.

Can I return my Contract for a refund? You have a right to examine your Contract. If you change your mind about owning your Contract, you can return it for a refund, but only if you return it within a prescribed period-generally, within ten calendar days after receiving it, or whatever longer period may be required by state law. The amount of the refund will generally be your Contract Value plus any fees or charges previously deducted from your Purchase Payments. If state law requires us to return the amount of your Purchase Payments, then we will return the greater of: (i) the full amount of any Purchase Payment(s) or (ii) your Contract Value plus any fees or charges previously deducted from your Purchase Payments. See “Right to Cancel Your Contract.”

Will I pay taxes on my Contract earnings? The Internal Revenue Code of 1986, as amended (IRC), has certain rules that apply to the Contract. These tax treatments apply to earnings from the Contract’s withdrawals, death benefits and Annuity Options. You are generally not taxed on Contract earnings until you take money from your Contract. This is known as tax deferral. Tax deferral is automatically provided by tax-qualified retirement plans. There is no additional tax deferral provided when a variable annuity contract is used to fund a tax-qualified retirement plan. Investors should only consider buying the Contract to fund a qualified plan for the Contract’s additional features such as lifetime income payments and death benefit protection. See “Taxes.”
The prospectus and SAI describe all material terms and features of your Contract. Certain non-material provisions of your Contract may be different than the general description in the prospectus and the SAI and certain riders may not be available because of legal requirements in your state. Any such state variation will be included in your Contract or in riders or endorsements attached to your Contract. See your Contract for specific variations.

Fees and Expenses
Standard Contract Charges
The following tables describe the fees and expenses you pay when buying, owning, and surrendering the Contract. In addition to the fees and expenses shown below, Premium Taxes may also apply, but are not reflected below.
I. The first table describes the fees and expenses that you will pay at the time that you transfer the Contract Value between investment choices, or withdraw your Contract Value. Please note that the Contract does not assess a sales load on Purchase Payments; however, we may assess a Contingent Deferred Sales Charge as noted below.
Transaction Expenses	Current	Maximum
Transfer Fee During the Accumulation Phase	$0	$20 per transfer for each additional transfer in excess of the 12 free transfers per calendar year
Contingent Deferred Sales Charge (CDSC)(1) (as a percentage of Purchase Payment withdrawn)
B-Share	7%	7%
L-Share	7%	7%
Contingent Deferred Sales Charge (CDSC) Schedules
B-Share
Number of full Years from Application of each Purchase Payment	0	1	2	3	4	5	6	7 and later
CDSC	7%	7%	7%	6%	5%	4%	3%	0%
L-Share
Number of full Years from Application of each Purchase Payment	0	1	2	3	4 and later
CDSC	7%	7%	7%	6%	0%
(1)
Subject to the CDSC schedule. See “Charges and Deductions – Contingent Deferred Sales Charge” for more information.

II. The next table describes fees and expenses you will pay periodically during the time you own the Contract, not including underlying Fund fees and expenses.
Periodic Contract Charges	Current	Maximum
Annual Contract Maintenance Charge	$40 per Contract Year(1)	$40 per Contract Year(1)
Separate Account Annual Expenses (as a percentage of average account value in the Separate Account on an annualized basis)
B-Share
Mortality and Expense Risk Charge	1.15%	1.15%
Administrative Charge	0.15%	0.15%
Total Separate Account Annual Expenses	1.30%	1.30%
L-Share
Mortality and Expense Risk Charge	1.50%(2)	1.50%(2)
Administrative Charge	0.15%	0.15%
Total Separate Account Annual Expenses	1.65%	1.65%
(1)
Currently, we waive this charge if, when we are to make the deduction, your Contract Value is $100,000 or more. We assess the charge on each Contract Anniversary and when you make a full withdrawal. For Contracts issued in New York, the charge is deducted on a pro-rated basis for full withdrawals.

(2)
After your seventh Contract Anniversary, the mortality and expense risk charge will be reduced to 1.15%.

If you are participating in a GMAB, we will deduct an additional charge from your Contract Value. The charge for a GMAB is in addition to other standard Contract fees and expenses you are assessed. The maximum annual charge for each GMAB is set forth in the table below.
The GMAB was only available at the time you applied for a Contract. You may cancel your GMAB at any time. Any such cancellation will be effective when your request is received in Good Order at our Service Center. If the GMAB is terminated for any reason, a pro-rated charge will be deducted at the time of termination.
Available to Contracts prior to June 12, 2017.
Charges for Additional Features	When Charge is Deducted	Current (annual rate)	Maximum (annual rate)
GMAB: 12-Year Benefit	Quarterly	1.40% of the GMAB Amount(1)	2.50% of the GMAB Amount(1)
GMAB: 20-Year Benefit	Quarterly	1.40% of the GMAB Charge Base(2)	2.50% of the GMAB Charge Base(2)
(1)
“GMAB Amount” refers to the minimum Contract Value guaranteed at the end of the benefit period. The GMAB Amount will be recalculated after a reset. See “GMAB Amount” and “The Reset Option.”

(2)
“GMAB Charge Base” refers to the total Purchase Payments made during the first Contract Year, adjusted by any withdrawals during the benefit period. See “GMAB Charge” under “20-Year Benefit.”

We may change the GMAB charge at any time while you own the Contract, subject to the maximum GMAB charge shown above. We determine, at our sole discretion, whether a change in the current charges will occur. Generally, the current charge for each GMAB will change based on current economic conditions, including interest rates and equity market volatility. This pricing structure is intended to help us provide the guarantees under the additional features.
Annual Fund Operating Expenses
While you own the Contract, if your assets are invested in any of the Sub-Accounts, you will be subject to the fees and expenses charged by the Fund in which that Sub-Account invests. The table below shows the minimum and maximum total operating expenses charged by any of the Funds, expressed as a percentage of average net assets, for the year ended December 31, 2019 (before any waivers or reimbursements). Current and future expenses may be higher or lower than those shown. More detail concerning each Fund’s fees and expenses that you may periodically be charged during the time that you own the Contract is contained in each Fund prospectus.
Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.(1)	0.54%	2.59%
(1)
The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

The information above describes the fees and expenses you pay related to the Contract. For information on compensation we may receive from the Funds and their advisers and sub-advisers, see “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Choices – Compensation We Receive from Funds, Advisers and Sub-Advisers.” For information on compensation we pay to broker-dealers selling the Contract, see “Distribution.”

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account annual expenses, charges for a GMAB, and Fund fees and expenses.
There is an Accumulation Unit value history in “Appendix A – Condensed Financial Information.”
Examples Using Current and Maximum Expenses (20-Year GMAB Elected)
These examples assume that you either:
•
withdraw all your Contract Value at the end of each year shown,

•
do not withdraw any of your Contract Value at the end of each year shown, or

•
that you decide to apply your entire Contract Value to an Annuity Option at the end of each year shown and no CDSC is applied. Note the Annuity Phase is not available until five years after the Contract Issue Date unless state law requires a shorter period.

The examples also assume:
•
that you purchase either a B-Share or L-Share Contract,

•
that the current and maximum charges shown in “Fees and Expenses” apply for the 20-Year GMAB,

•
that you invested $10,000 in the Contract for the time periods indicated,

•
that you allocated Contract Value to a Sub-Account that has a 5% return each year,

•
that you selected one of two Sub-Accounts – the one that invests in the Fund with the maximum total operating expenses or the one that invests in the Fund with the minimum total operating expenses,

•
that you made no transfers, and

•
that no Premium Taxes apply.

Based on the above assumptions, your costs would be as shown in the following tables. Your actual costs may be higher or lower.
B-Share
Years	Current Expenses				Maximum Expenses
	1	3	5	10	1	3	5	10
If you withdraw all of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$1,163	$2,224	$3,099	$5,268	$1,273	$2,528	$3,583	$6,168
Minimum total Fund operating expenses	$958	$1,623	$2,122	$3,436	$1,068	$1,947	$2,651	$4,434
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$533	$1,594	$2,651	$5,268	$643	$1,911	$3,157	$6,168
Minimum total Fund operating expenses	$328	$993	$1,672	$3,436	$438	$1,317	$2,201	$4,434
If you decide to begin the Annuity Phase at the end of each year shown
Maximum total Fund operating expenses	N/A	N/A	$2,651	$5,268	N/A	N/A	$3,157	$6,168
Minimum total Fund operating expenses	N/A	N/A	$1,672	$3,436	N/A	N/A	$2,201	$4,434
We estimate that the Annual Contract Maintenance Charge under the current expenses would be $40 or, as percentage, 0.04%. We estimate that the Annual Contract Maintenance Charge under the maximum expenses would be $40 or, as percentage, 0.04%.

L-Share
Years	Current Expenses				Maximum Expenses
	1	3	5	10	1	3	5	10
If you withdraw all of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$1,198	$2,320	$2,809	$5,449	$1,308	$2,620	$3,312	$6,342
Minimum total Fund operating expenses	$993	$1,727	$1,845	$3,660	$1,103	$2,050	$2,370	$4,651
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$568	$1,694	$2,809	$5,449	$678	$2,010	$3,312	$6,342
Minimum total Fund operating expenses	$363	$1,097	$1,845	$3,660	$473	$1,420	$2,370	$4,651
If you decide to begin the Annuity Phase at the end of each year shown
Maximum total Fund operating expenses	N/A	N/A	$2,809	$5,449	N/A	N/A	$3,312	$6,342
Minimum total Fund operating expenses	N/A	N/A	$1,845	$3,660	N/A	N/A	$2,370	$4,651
We estimate that the Annual Contract Maintenance Charge under the current expenses would be $40 or, as percentage, 0.04%. We estimate that the Annual Contract Maintenance Charge under the maximum expenses would be $40 or, as percentage, 0.04%.
Examples Using Current and Maximum Expenses (12-Year GMAB Elected)
These examples assume that you either:
•
withdraw all your Contract Value at the end of each year shown,

•
do not withdraw any of your Contract Value at the end of each year shown, or

•
that you decide to apply your entire Contract Value to an Annuity Option at the end of each year shown and no CDSC is applied. Note the Annuity Phase is not available until five years after the Contract Issue Date unless state law requires a shorter period.

The examples also assume:
•
that you purchase either a B-Share or L-Share Contract,

•
that you elected the GMAB with the 12-Year Benefit and do not reset,

•
that the current and maximum charges shown in “Fees and Expenses” apply for the 12-Year GMAB,

•
that you invested $10,000 in the Contract for the time periods indicated,

•
that you allocated Contract Value to a Sub-Account that has a 5% return each year,

•
that you selected one of two Sub-Accounts – the one that invests in the Fund with the maximum total operating expenses or the one that invests in the Fund with the minimum total operating expenses,

•
that you made no transfers, and

•
that no Premium Taxes apply.

Based on the above assumptions, your costs would be as shown in the following tables. Your actual costs may be higher or lower.

B-Share
Years	Current Expenses				Maximum Expenses
	1	3	5	10	1	3	5	10
If you withdraw all of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$1,163	$2,224	$3,099	$5,268	$1,273	$2,528	$3,583	$6,168
Minimum total Fund operating expenses	$958	$1,623	$2,122	$3,436	$1,068	$1,947	$2,651	$4,434
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$533	$1,594	$2,651	$5,268	$643	$1,911	$3,157	$6,168
Minimum total Fund operating expenses	$328	$993	$1,672	$3,436	$438	$1,317	$2,201	$4,434
If you decide to begin the Annuity Phase at the end of each year shown
Maximum total Fund operating expenses	N/A	N/A	$2,651	$5,268	N/A	N/A	$3,157	$6,168
Minimum total Fund operating expenses	N/A	N/A	$1,672	$3,436	N/A	N/A	$2,201	$4,434
We estimate that the Annual Contract Maintenance Charge under the current expenses would be $40 or, as percentage, 0.04%. We estimate that the Annual Contract Maintenance Charge under the maximum expenses would be $40 or, as percentage, 0.04%.
L-Share
Years	Current Expenses				Maximum Expenses
	1	3	5	10	1	3	5	10
If you withdraw all of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$1,198	$2,320	$2,809	$5,449	$1,308	$2,620	$3,312	$6,342
Minimum total Fund operating expenses	$993	$1,727	$1,845	$3,660	$1,103	$2,050	$2,370	$4,651
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$568	$1,694	$2,809	$5,449	$678	$2,010	$3,312	$6,342
Minimum total Fund operating expenses	$363	$1,097	$1,845	$3,660	$473	$1,420	$2,370	$4,651
If you decide to begin the Annuity Phase at the end of each year shown
Maximum total Fund operating expenses	N/A	N/A	$2,809	$5,449	N/A	N/A	$3,312	$6,342
Minimum total Fund operating expenses	N/A	N/A	$1,845	$3,660	N/A	N/A	$2,370	$4,651
We estimate that the Annual Contract Maintenance Charge under the current expenses would be $40 or, as percentage, 0.04%. We estimate that the Annual Contract Maintenance Charge under the maximum expenses would be $40 or, as percentage, 0.04%.

Examples Using Current and Maximum Expenses (No GMAB Elected)
These examples assume that you either:
•
withdraw all your Contract Value at the end of each year shown,

•
do not withdraw any of your Contract Value at the end of each year shown, or

•
that you decide to apply your entire Contract Value to an Annuity Option at the end of each year shown and no CDSC is applied. Note the Annuity Phase is not available until five years after the Contract Issue Date unless state law requires a shorter period.

The examples also assume:
•
that you purchase either a B-Share or L-Share Contract,

•
that you did not elect a GMAB, which would include additional charges on your Contract,

•
that you invested $10,000 in the Contract for the time periods indicated,

•
that you allocated Contract Value to a Sub-Account that has a 5% return each year,

•
that you selected one of two Sub-Accounts – the one that invests in the Fund with the maximum total operating expenses or the one that invests in the Fund with the minimum total operating expenses,

•
that you made no transfers, and

•
that no Premium Taxes apply.

Based on the above assumptions, your costs would be as shown in the following tables. Your actual costs may be higher or lower.
B-Share
Years	Current Expenses				Maximum Expenses
	1	3	5	10	1	3	5	10
If you withdraw all of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$1,023	$1,821	$2,456	$4,122	$1,023	$1,821	$2,456	$4,122
Minimum total Fund operating expenses	$818	$1,211	$1,449	$2,164	$818	$1,211	$1,449	$2,164
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$393	$1,191	$2,006	$4,122	$393	$1,191	$2,006	$4,122
Minimum total Fund operating expenses	$188	$581	$999	$2,164	$188	$581	$999	$2,164
If you decide to begin the Annuity Phase at the end of each year shown
Maximum total Fund operating expenses	N/A	N/A	$2,006	$4,122	N/A	N/A	$2,006	$4,122
Minimum total Fund operating expenses	N/A	N/A	$999	$2,164	N/A	N/A	$999	$2,164
We estimate that the Annual Contract Maintenance Charge under the current expenses would be $40 or, as percentage, 0.04%. We estimate that the Annual Contract Maintenance Charge under the maximum expenses would be $40 or, as percentage, 0.04%.

L-Share
Years	Current Expenses				Maximum Expenses
	1	3	5	10	1	3	5	10
If you withdraw all of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$1,058	$1,922	$2,170	$4,312	$1,058	$1,922	$2,170	$4,312
Minimum total Fund operating expenses	$853	$1,317	$1,177	$2,398	$853	$1,317	$1,177	$2,398
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum total Fund operating expenses	$428	$1,292	$2,170	$4,312	$428	$1,292	$2,170	$4,312
Minimum total Fund operating expenses	$223	$687	$1,177	$2,398	$223	$687	$1,177	$2,398
If you decide to begin the Annuity Phase at the end of each year shown
Maximum total Fund operating expenses	N/A	N/A	$2,170	$4,312	N/A	N/A	$2,170	$4,312
Minimum total Fund operating expenses	N/A	N/A	$1,177	$2,398	N/A	N/A	$1,177	$2,398
We estimate that the Annual Contract Maintenance Charge under the current expenses would be $40 or, as percentage, 0.04%. We estimate that the Annual Contract Maintenance Charge under the maximum expenses would be $40 or, as percentage, 0.04%.
The examples should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. The assumed 5% annual rate of return is purely hypothetical. Actual returns may be greater or less than the assumed hypothetical return.

General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Choices
The Company
In this prospectus, the “Company,” “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through MassMutual’s distribution channels: MassMutual Financial Advisors, Digital Direct to Consumer and Business to Business, Institutional Solutions and Workplace Solutions.
MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.
The assets of our General Account support our insurance and annuity obligations and are subject to our general liabilities from our business operations and to claims by our creditors. You should be aware that, unlike the Separate Account, the Company’s General Account is not segregated or insulated from the claims of the Company’s creditors. In addition, because of exemptive and exclusionary provisions, the General Account, unlike the Separate Account, has not been registered under the Securities Act of 1933 (1933 Act) or the Investment Company Act of 1940 (1940 Act). Because of this, the General Account is generally not subject to the provisions of the 1933 Act or the 1940 Act. However, disclosures regarding the General Account are subject to certain generally applicable provisions of the federal securities laws that require complete and accurate statements in prospectuses.
Financial Condition of the Company
We use General Account assets for many purposes, including to pay death benefits, Annuity Payments, withdrawals and transfers from fixed account investment choices and to pay amounts we provide to you through any elected additional feature that are in excess of your Contract Value allocated to the Separate Account. Any amounts that we may be obligated to pay under the Contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our General Account, but only to the extent they exceed our liabilities under the Contract and other contracts we issue that are funded by the Separate Account.
We issue other types of insurance policies and financial products as well, and we pay our obligations under those products from our assets in the General Account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our General Account to our insurance policies and financial products. We monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we hedge our investments in our General Account and may require that purchasers of certain of our variable insurance products allocate Purchase Payments and Contract Value according to specified investment requirements. Even with these safeguards in place, there are risks to purchasing any insurance product and there is no guarantee that we will always be able to meet our claims-paying obligations.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion if the insurer suffers a financial setback because of the inherent risks in the insurer’s operations. These risks include losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets – e.g., bonds, mortgages, general real estate investments, and stocks – as well as the loss in market value of these investments.
We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investment in that portfolio.
The MassMutual financial information in the SAI includes a more detailed discussion of the risks inherent in our General Account assets. We encourage both existing and prospective Owners to read and understand our financial statements.

The Separate Account
We established Massachusetts Mutual Variable Annuity Separate Account 4 (Separate Account) as a separate account under Massachusetts law on July 9, 1997. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.
The Separate Account holds the assets that underlie the Contracts (and certain other contracts that we issue), except any assets allocated to our General Account. We keep the Separate Account assets separate from the assets of our General Account and other separate accounts. The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a single Fund.
We own the assets of the Separate Account. We credit gains to, or charge losses against, the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities other than those arising from the Contracts (or other contracts that we issue and that are funded by the Separate Account). If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. The obligations of the Separate Account are not our generalized obligations and will be satisfied solely by the assets of the Separate Account.
We reserve the right, subject to compliance with applicable federal securities laws and regulations and any other federal or state law, to make certain changes to the structure and operation of the Separate Account, including, among other things:
•
eliminate, combine or add Sub-Accounts;

•
combine the Separate Account or any Sub-Account(s) with one or more different separate account(s) or Sub-Account(s);

•
close existing Sub-Accounts to allocations of new Purchase Payments and Contract Value by current or new Owners;

•
transfer assets of the Separate Account or any Sub-Account that we may determine to be associated with the class of contracts in which the Contract belongs to another separate account or Sub-Account;

•
operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law;

•
add or remove Funds or Fund classes in which the Sub-Accounts invest; and

•
substitute a new Fund for a Fund in which a Sub-Account currently invests (new or substitute Funds may have different fees and expenses).

We will not eliminate or combine existing Sub-Accounts, or substitute any Funds in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities, and we will notify you of any such changes. We also will notify you when we add or remove Funds as investment choices under the Contract.
The Funds
The following Funds are available as investment choices under the Contract. If your Contract Value is allocated to a Fund, your Contract Value will be influenced by the investment performance of that Fund. There is no assurance that any of the Funds will achieve their stated objective(s).
These Funds are only available to insurance company separate accounts and qualified retirement plans, are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names and investment goals and policies that are sold directly to the public. While a Fund may have many similarities to these other publicly available mutual funds, you should not expect the investment results of the Fund to be the same as the investment results of those publicly available mutual funds. We do not guarantee or make any representation that the investment results of the Funds will be comparable to the investment results of any other mutual fund, even a mutual fund with the same investment adviser or manager.

You can find more detailed information about the Funds, including a description about their management, investment objectives, expenses, and potential risks, in the prospectuses for the Funds. The Fund prospectuses should be read in conjunction with this prospectus before you invest. You can obtain a copy of the Fund prospectuses by contacting our Service Center. Note: If you received a summary prospectus for a Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Fund prospectus.
Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Asset Allocation
	MML Aggressive Allocation Fund (Service Class)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML American Funds Core Allocation Fund (Service Class I)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Balanced Allocation Fund (Service Class)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Conservative Allocation Fund (Service Class)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Growth Allocation Fund (Service Class)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Moderate Allocation Fund (Service Class)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
Money Market
	MML U.S. Government Money Market Fund (Initial Class)(2)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
Fixed Income
	Invesco Oppenheimer V.I. Global Strategic Income Fund (Series II)	Adviser:Invesco Advisers, Inc. Sub-Adviser:N/A
	MML Dynamic Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: DoubleLine Capital LP
	MML High Yield Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Inflation-Protected and Income Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Managed Bond Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Short-Duration Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Total Return Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC
Balanced
	MML Blend Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
Large Cap Value
	MML Equity Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Advisers:T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC
	MML Equity Income Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Fundamental Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Boston Partners Global Investors, Inc.

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Large Cap Value (continued)
	MML Income & Growth Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC
Large Cap Blend
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.
	Invesco Oppenheimer V.I. Main Street Fund® (Series II)	Adviser:Invesco Advisers, Inc. Sub-Adviser:N/A
	MML Focused Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
	MML Fundamental Equity Fund (Service Class I)*	Adviser: MML Investment Advisers, LLC Sub-Adviser:Invesco Advisers, Inc.
	MML Growth & Income Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
Large Cap Growth
	MML American Funds® Growth Fund (Service Class I)(3)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Blue Chip Growth Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Large Cap Growth Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.
Small/Mid-Cap Value
	MML Mid Cap Value Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.
	MML Small Company Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Small/Mid Cap Value Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.
Small/Mid-Cap Blend
	MML Small Cap Equity Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser:Invesco Advisers, Inc.
Small/Mid-Cap Growth
	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series II)	Adviser:Invesco Advisers, Inc. Sub-Adviser:N/A
	MML Mid Cap Growth Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP
	MML Small Cap Growth Equity Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
International/Global
	Invesco Oppenheimer V.I. Global Fund (Series II)	Adviser:Invesco Advisers, Inc. Sub-Adviser:N/A
	Invesco Oppenheimer V.I. International Growth Fund (Series II)	Adviser:Invesco Advisers, Inc. Sub-Adviser:N/A
	MML American Funds® International Fund (Service Class I)(3)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
International/Global (continued)
	MML Foreign Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel & Walmsley LLC
	MML Global Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
	MML International Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Harris Associates L.P.
	MML Strategic Emerging Markets Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser:Invesco Advisers, Inc.
Specialty
	Ivy VIP Asset Strategy (Class II)	Adviser: Ivy Investment Management Company Sub-Adviser: N/A
	MML Managed Volatility Fund (Service Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC
*
Individual Fund Footnote(s):
MML Fundamental Equity Fund formerly known as MML Fundamental Growth Fund.

(1)
These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A Fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

(2)
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

(3)
The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A Fund offered in a master-feeder structure may have higher expenses than those of a Fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectus for more information about this “feeder” fund.

Conflicts of Interest
The Funds available with the Contract may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of MassMutual. Although we do not anticipate any disadvantages to this, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect Owners and payees, including withdrawing the Separate Account from participation in the Funds involved in the conflict or substituting shares of other funds.
We do not recommend or endorse any particular Fund, and we do not provide investment advice.
You are responsible for choosing the Funds, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because many Funds have similar names, be sure to state or write the full name of the Sub-Account when providing your allocation instructions to ensure that your allocation instructions are in Good Order. You bear the risk of any decline in your Contract Value resulting from the performance of the Funds that you choose.
Selection of Funds
When we select the Funds offered through the Contract, we consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capabilities and qualifications of each investment firm. We may also consider whether the Fund, its service providers (e.g., the investment adviser or sub-advisers), or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for sales of the Contracts. (For additional information on these arrangements, see the section below entitled “Compensation We Receive from Funds, Advisers and Sub-Advisers.”) We review the Funds periodically and may remove a Fund, or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.
Compensation We Receive from Funds, Advisers and Sub-Advisers
Compensation We Receive from Advisers and Sub-Advisers
We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the Funds. We may use this compensation to pay expenses that we incur in promoting, issuing, distributing and administering the Contract, and in providing services on behalf of the Funds in our role as intermediary to the Funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that Fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular Fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.25%. Some advisers and sub-advisers pay us more than others; some do not pay us any such compensation.
The compensation may not be reflected in a Fund’s expenses because this compensation may not be paid directly out of a Fund’s assets. These payments also may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds’ prospectuses for more information).
In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds. For a list of the Funds whose advisers and sub-advisers currently pay such compensation, visit www.MassMutual.com/legal/compensation-arrangements or call our Service Center at the number shown on page 1 of this prospectus.
Compensation We Receive from Funds
We and certain of our affiliates also receive compensation from certain Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of the Fund’s assets and may be as much as 0.25% of the average net assets of an underlying Fund which are attributable to MassMutual’s variable contracts. An investment in a Fund with a 12b-1 fee will increase the cost of your investment in the Contract.
Compensation and Fund Selection
The compensation that we receive may be significant and we may profit from this compensation. Additionally, when selecting the Funds that will be available with MassMutual’s variable contracts, we consider the amount of compensation that we receive from the Funds, their advisers, sub-advisers, or their distributors along with the Funds’ name recognition, asset class, the managers’ reputation, and fund performance. We offer certain Funds through the Contract at least in part because they are managed by us or an affiliate.
The DCA Fixed Account
We offer one fixed account as an investment choice under the Contract: a fixed account for dollar cost averaging (the DCA Fixed Account). Purchase Payments allocated to the DCA Fixed Account become part of our General Account which supports insurance and annuity obligations. The DCA Fixed Account is not available for Contracts issued in New York.
If you are participating in the DCA Fixed Account, the following other features are not available to you: the Automatic Rebalancing Program, the Separate Account Dollar Cost Averaging Program, Automatic Investment Plan, and the GMAB.
Description
The DCA Fixed Account is a fixed account from which assets are systematically transferred to any Sub-Account(s) you select. During the Accumulation Phase, you may choose to have your Purchase Payments allocated to the DCA Fixed Account for the period of the DCA Fixed Account term (the DCA Term). Your election must be in writing.
DCA Term
The scheduled term for the DCA Fixed Account will be for either six or twelve months beginning with the receipt of a new Purchase Payment. You may elect only one DCA Term at any time.

To the extent permitted by law, we reserve the right to change the duration of the DCA Term offered in the future. We reserve the right to reject Purchase Payments into the DCA Fixed Account and discontinue offering the DCA Fixed Account. We will exercise these rights to respond to changes in any of the following: (1) market or economic conditions, (2) regulatory requirements, (3) current and future anticipated expenses, (4) unfavorable mortality experience, or (5) our financial condition. If we exercise these rights, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of any change in procedures related to the duration of the DCA Term, our refusal of Purchase Payments into the DCA Fixed Account or a decision to discontinue offering the DCA Fixed Account.
If you make a partial withdrawal during a DCA Term, such withdrawal will be made from the Sub-Accounts and the DCA Fixed Account in the ratio that your value in each Sub-Account and the DCA Fixed Account bears to your Contract Value, unless you direct us otherwise. Partial withdrawals from the DCA Fixed Account are calculated on a first-in, first-out basis, which means the oldest Purchase Payments are withdrawn first.
Your DCA Term will terminate:
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if you withdraw the total Contract Value;

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upon payment of the death benefit;

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on your Annuity Date if you elect to make an allocation to the DCA Fixed Account, but your Annuity Date will occur prior to the end of that scheduled DCA Term;

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if you apply your entire Contract Value to an Annuity Option; or

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if we receive from you a Written Request or request over the telephone to terminate the program at our Service Center prior to the next transfer date.

How to Participate in the DCA Fixed Account
You can elect the DCA Fixed Account at the time your Contract is issued or at a later date by submitting a Written Request and applying a Purchase Payment of at least $5,000 to a DCA Term. You cannot transfer current Contract Value into the DCA Fixed Account.
You may apply additional Purchase Payments to the current DCA term; however, those additional Purchase Payments will be added to the amount in the current DCA Term and will participate only in the remaining period of the current DCA Term.
DCA Transfers
Scheduled DCA Fixed Account transfers cannot be changed and no transfers may be made from the DCA Fixed Account before the expiration of the DCA Term. DCA Fixed Account transfer payments will be made on the scheduled transfer payment dates. If a scheduled transfer payment date is not a Business Day, the transfer will be made on the next Business Day. However, the Sub-Accounts to which the DCA Fixed Account transfers are made can be changed.
DCA Interest Rate
We periodically set the interest rate we credit to the DCA Fixed Account for a new DCA Term; however, the interest rate in effect on the date your DCA Term begins is the interest rate we will credit for your entire DCA Term. The interest rate we credit will not be less than the minimum rate allowed by the state in which we issue your Contract. Contact our Service Center for the current interest rate.
Suspension or Deferral of Payments
We reserve the right to suspend or postpone payments for a withdrawal or transfer from the DCA Fixed Account for a period of up to six months, subject to state insurance department approval, if applicable.
Ownership
Owner
In this prospectus, “you” and “your” refer to the Owner of the Contract. The Owner is named at the time you apply for a Contract. The Owner can be an individual or non-natural person (e.g., a corporation, limited liability company, partnership or certain other entities). The Owner must be at least the age of majority in the state the Contract is issued, and may not be older than age 75 on the Issue Date. The maximum issue age for the Contract and certain of its additional features may be reduced in connection with the offer of the Contract through certain broker-dealers. You should discuss this with your registered representative. See “Additional Features – Guaranteed Minimum Accumulation Benefit” for age limits applicable to that feature.
If your Contract is non-qualified and owned by a non-natural person, the Contract will generally not be treated as an annuity for tax purposes. This means that gain in the Contract will be taxed each year while the Contract is in the Accumulation Phase. This treatment is not generally applied to a Contract held by a trust or other entity as an agent for a natural person. Before purchasing a Contract to be owned by a non-natural person or before changing ownership on an existing Contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact. See “Taxes – Non-Natural Owner.”
As the Owner of the Contract, you exercise all rights under the Contract. On or after the Annuity Date, you continue as the Owner. You may change the Owner of a Non-Qualified Contract, other than a Contract held as a Non-Qualified Beneficiary Annuity, at any time by Written Request. Except for Contracts issued in California or New York, you may not change the Owner(s) without our approval. We will refuse or accept any requested change on a non-discriminatory basis.
The change will take effect on the date the Written Request is signed, unless you specify otherwise. We will not be liable for any payment made or action taken prior to our receipt and approval of the Written Request. A change of Owner that we allow will automatically revoke any prior designation of Owner. Changing the Owner may result in tax consequences. See “Taxes – Tax Treatment of Assignments” for more information.
Contracts under qualified plans generally must be held by the plan sponsor or plan trustee. Except for Keogh plans and Individual Retirement Annuities (IRAs), an individual cannot be the Owner of a Contract held to fund a qualified plan. Therefore, the individuals covered by the qualified plan have no ownership rights.
Joint Owner
The Contract can be owned by Joint Owners. However, the Contract cannot be jointly owned if it is a Qualified Contract, a Non-Qualified Beneficiary Annuity, an Owner is a non-natural person, or by more than two individuals. The Joint Owner must be at least the age of majority in the state the Contract is issued, and may not be older than age 75 on the Issue Date. See “Additional Features – Guaranteed Minimum Accumulation Benefit” for age limits applicable to that feature.
If the Contract is jointly owned, we will use the Age of the oldest Owner to determine all applicable benefits. If there are Joint Owners, we require authorization from both Owners for all transactions.
Annuitant
The Annuitant is the person(s) on whose life (or lives, in the case of joint Annuitants) we base Annuity Payments, with the exception of the non-lifetime contingent option. See “The Annuity Phase – Non-Lifetime Contingent Option – Period Certain Annuity Option.” You designate the Annuitant(s) at the time of application. A Contract may not have more than two Annuitants. There is no minimum age applicable to the Annuitant or joint Annuitant; however, any Annuitant must be at least 18 on the Annuity Date in order for you to elect a life contingent Annuity Option. Annuitants may not be older than age 75 on the Issue Date. See “Additional Features – Guaranteed Minimum Accumulation Benefit” for age limits applicable to that feature.
You may change the Annuitant(s) before the Annuity Date, subject to our approval. However, the Annuitant(s) may not be changed on a Contract owned by a non-natural person unless the Contract is owned by a qualified plan. The Annuitant cannot be changed if the Contract is a Non-Qualified Beneficiary Annuity or an individually owned Qualified Contract. We will use the Age of the oldest Annuitant to determine all applicable benefits under a Contract owned by a non-natural person.
When calculating Annuity Payments, we determine Age based on each Annuitant’s nearest birthday on the Annuity Date. See “The Annuity Phase – Annuity Age.”
The Annuitant may not be changed nor may an Annuitant be added after the Annuity Date on any portion of the Contract Value that has been applied to an Annuity Option. Any change of an Annuitant must be made by Written Request. An approved change will take effect on the date the Written Request is signed, unless you specify otherwise. We will not be liable for any payment made or action taken prior to our receipt of the Written Request. A change of Annuitant that we allow will automatically revoke any prior designation of Annuitant.

Beneficiary
The Beneficiary is the person(s) or entity(ies) you name to receive any death benefit. You name the Beneficiary at the time of application. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If you name an irrevocable Beneficiary but choose to change the Beneficiary, you must get written authorization from the irrevocable Beneficiary on our form in Good Order to our Service Center.
If you are married and your Contract is issued under an ERISA plan, your ability to name a primary Beneficiary other than your spouse is restricted. If the Owner is a non-natural person, the Owner must be the sole primary Beneficiary unless we allow otherwise.
If there is a joint Annuitant on an individually owned Qualified Contract, the joint Annuitant must also be the sole primary Beneficiary.
Non-Qualified Beneficiary Annuity
A Non-Qualified Beneficiary Annuity, also referred to as a “non-qualified stretch” or an inherited non-qualified annuity, is an annuity contract that is held for the benefit of the beneficiary of a deceased annuity contract owner in order to distribute death proceeds of a non-qualified annuity to the beneficiary over that beneficiary’s life expectancy in accordance with the required distribution rules of IRC Section 72(s). See “Taxes – Taxation of Non-Qualified Contracts – Distributions After Death of Owner” for more information.
If a Contract is purchased as a Non-Qualified Beneficiary Annuity, the death benefit provisions will be applied as if the Owner is deceased and the Beneficiary has elected death benefit payout Option 4. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase – Non-Qualified Beneficiary Annuity” for more information.
Eligibility Requirements/Restrictions for a Contract purchased as a Non-Qualified Beneficiary Annuity:
Note, these restrictions differ from those imposed on a Beneficiary who elects a Non-Qualified Beneficiary Annuity as a death benefit payout option under an existing Contract. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase – Non-Qualified Beneficiary Annuity.”
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The annuity Contract will be titled in the Beneficiary’s name as Beneficiary of the deceased Owner, and cannot be transferred. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.

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Distributions must begin within one year of the Owner’s death. Required distributions will be calculated based on the Beneficiary’s life expectancy as determined under the applicable Internal Revenue Service (IRS) table, and will be withdrawn from each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value in each bears to your Contract Value.

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Distributions required under IRC Section 72(s) must be made at least annually through a systematic withdrawal program (SWP) that we administer. This SWP cannot be changed or terminated. Distributions made under the SWP will be treated as variable Annuity Payments for income tax purposes. In order to qualify as Annuity Payments for income tax purposes, payments under the SWP will continue to be made even if you take additional withdrawals from the Contract.

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Any withdrawals from a contract issued as a Non-Qualified Beneficiary Annuity in excess of the required distributions made under our SWP program may be subject to a CDSC.

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The source of the funds used to purchase the Contract must be a 1035 exchange of  (i) death benefit proceeds payable to the Beneficiary under a non-qualified annuity contract, or (ii) a Non-Qualified Beneficiary Annuity contract under which the Beneficiary is currently taking required distributions based upon his or her life expectancy in accordance with IRC Section 72(s)(2).

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Additional Purchase Payments cannot be applied to the Contract.

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Joint ownership is not allowed.

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Upon the death of the Annuitant, a death benefit, under the terms of the Contract, will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined under the applicable IRS table.

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A Contract may only be purchased as a Non-Qualified Beneficiary Annuity by the Beneficiary of the contract owner whose death triggered the required distribution requirements of IRC Section 72(s). A Contract may not be purchased by a successor beneficiary as a “second generation” Non-Qualified Beneficiary Annuity.

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A Non-Qualified Beneficiary Annuity cannot be purchased by a Beneficiary that is a non-natural person.

You should consult a qualified tax adviser for advice prior to establishing a Non-Qualified Beneficiary Annuity.

Beneficiary IRA
Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the required minimum distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, an “eligible designated beneficiary(ies)” may generally establish a Beneficiary IRA by either purchasing a new annuity contract or, in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA continue to be tax-deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.
If the contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), an individual designated beneficiary, and certain trusts as beneficiary, are treated as eligible designated beneficiaries, and can elect to take distributions over their life expectancy (life expectancy of the oldest trust beneficiary).
However, if the contract owner dies on or after January 1, 2020 (on or after January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), only certain designated beneficiaries are treated as eligible designated beneficiaries, and we will only offer the Beneficiary IRA payout option to a designated beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA owner or, (2) is not more than ten years younger than the deceased qualified plan participant or IRA owner. In the future, we may allow additional classes of eligible designated beneficiaries to elect the Beneficiary IRA payout option. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase” for more information.
Eligibility Requirements/Restrictions for a Contract purchased as a Beneficiary IRA:
Note, these restrictions differ from those imposed on a Beneficiary who elects a Beneficiary IRA as a death benefit payout option under an existing Contract. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase – Beneficiary IRA.”
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The annuity Contract will be titled in the Beneficiary’s name as Beneficiary of the deceased owner. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.

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For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year for which the original Owner would have been required to begin RMDs. The RMD amount will generally be calculated based on the Beneficiary’s life expectancy and will be withdrawn from each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value in each bears to your Contract Value. If the original owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), after attaining age 70½, and was younger than the Beneficiary, the RMD amount will be calculated based on the original owner’s life expectancy in the year of his or her death.

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If the Beneficiary is a trust, a Contract may only be purchased as a Beneficiary IRA if the trust qualifies as a “see-through” trust. For see-through trusts, RMDs must be calculated based upon the life expectancy of the oldest trust beneficiary and the oldest trust beneficiary must be the Annuitant. In order to be a see-through trust, the trust must be valid under state law and be irrevocable, and all beneficiaries, current and future, must be identifiable from the trust instrument. If any beneficiary of the trust is not an individual, the trust is not a see-through trust and cannot establish a Beneficiary IRA. If the original Owner died after December 31, 2019, a trust is only eligible to elect a Beneficiary IRA if each of the trust beneficiaries is either (1) the surviving spouse of the Owner, or (2) not more than ten years younger than the Owner.

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RMDs must be made at least annually through a SWP that we administer. This SWP cannot be terminated.

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Any withdrawals from a Contract issued as a Beneficiary IRA in excess of the RMD made under our SWP program may be subject to a CDSC.

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The source of funds to be invested must be from a traditional IRA, SEP IRA, SIMPLE IRA, Beneficiary IRA, TSA, 401(a) or a Qualified Employee Plan (includes Pension Plan, Money Purchase Pension Plan, Profit Sharing Plan, Keogh (HR10), Target Benefit Plan).

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Additional contributions cannot be applied to a Beneficiary IRA.

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Joint ownership is not allowed.

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Upon the death of the Annuitant, a death benefit, under the terms of the Contract, will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined by the applicable IRS table, but in no case may payments extend beyond the end of the calendar year that contains the tenth anniversary of the Annuitant’s death.

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A Contract may only be purchased as a Beneficiary IRA by the beneficiary of the IRA owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Contract may not be purchased as a “second generation” Beneficiary IRA by a successor beneficiary.

You should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.
Purchasing a Contract
To purchase a Contract, you must submit your initial Purchase Payment to your registered representative or to us at our Service Center. Once we receive your initial Purchase Payment and the necessary information at our Service Center, we will credit your initial Purchase Payment to your Contract within two Business Days. If you do not give us all of the information we need, we will notify you. When we receive all of the information we need, we will apply your initial Purchase Payment within two Business Days. If we do not have the necessary information to issue your Contract within five Business Days, then we will either return your Purchase Payment or ask your permission to retain your Purchase Payment until all the necessary information is received.
The date when we credit your initial Purchase Payment to your Contract is the Issue Date. We use the Issue Date to determine Contract Years and Contract Anniversaries.
Contract Delay
Our receipt of your initial Purchase Payment may be delayed because of circumstances outside of our control (for example, delays because of the failure of the selling broker-dealer or your registered representative to forward the Purchase Payment in Good Order to us promptly or because of delays in determining whether the Contract is suitable for you). Any such delays will affect when we can issue your Contract and when your initial Purchase Payment will be allocated among the investment choices under the Contract.
Purchase Payments
The minimum amount we accept for an initial Purchase Payment is:
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$10,000 when the Contract is bought as a Non-Qualified Contract; or

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$5,000 if you are buying the Contract as a Qualified Contract.

You can make additional Purchase Payments to your Contract throughout the Accumulation Phase, subject to the conditions noted below. You can make additional Purchase Payments by sending payments to one of our purchase payment processing service centers:
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by check that clearly indicates your name and Contract number mailed to:

First Class Mail	Overnight Mail
MassMutual P.O. Box 758510 Topeka, KS 66675-8550	MassMutual Mail Zone 511 5801 SW 6th Ave Topeka, KS 66636-0001
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by Wire Transfer to:

UMB Bank Kansas City, MO ABA #101000695 Massachusetts Mutual Life Insurance Company Account #9872009118 Reference: Annuity Contract #, Name (Your Name)
Additional Purchase Payments of less than $500 are subject to our approval. The maximum total Purchase Payments we will allow without home office approval is $1,500,000. In calculating the maximum, we will take into account the cumulative Purchase Payments on the Contract and multiple purchases of the Contract by the same Owner (whether as the sole Owner or Joint Owner), or with the same Annuitant (whether as the Annuitant or joint Annuitant).
If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract on the Business Day we receive them and all necessary information, in Good Order at one of our purchase payment processing service centers. If we receive your Purchase Payment on a Non-Business Day or after the Close of Business, we will credit the amount to your Contract effective the next Business Day.

We have the right to reject any application or Purchase Payment
We will exercise this right to respond to changes in any of the following: (1) market or economic conditions, (2) regulatory requirements, (3) current and future anticipated expenses, (4) unfavorable mortality experience, or (5) our financial condition. If we exercise this right, we will do so in the same manner for all Owners, and we will provide you with Written Notice of any change in procedures related to the refusal of Purchase Payments before such a change takes effect.
Automatic Investment Plan (AIP)
Under the AIP, you may authorize us to periodically draw funds from an account of your choosing (restrictions may apply) for the purpose of making Purchase Payments to your Contract. Contact our Service Center for information regarding setting up an AIP and any restrictions regarding use of the AIP. If you participate in the AIP, the minimum additional Purchase Payment is $100. You may not elect the AIP if you have a GMAB, Separate Account Dollar Cost Averaging Program, or DCA Fixed Account in effect. Additionally, the AIP may not be available for Contracts held as a SEP IRA or SIMPLE IRA.
Allocation of Purchase Payments
When you purchase your Contract, we allocate your Purchase Payment among the investment choices according to the allocation instructions you provide. If you make additional Purchase Payments, we will allocate them based on your current allocation instructions, unless you request a different allocation by sending us a Written Request.
Any allocations to the Sub-Accounts that invest in the Funds that you have selected must be in whole percentages and must total 100%.
If you have selected a GMAB, there are allocation restrictions. See “Additional Features – Guaranteed Minimum Accumulation Benefit” for allocation restrictions applicable to that feature.
You may allocate Purchase Payments to the DCA Fixed Account, subject to conditions we may impose on such allocations. See “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Choices – DCA Fixed Account” for allocation restrictions applicable to that feature.
Contract Value
Your Contract Value is the sum of your values in the Sub-Accounts and the DCA Fixed Account.
The value of your investments in the Separate Account will vary depending on the investment performance of the Funds you choose. In order to keep track of your Contract Value in the Separate Account, we use a unit of measure called an Accumulation Unit.
Any Contract Value allocated to the DCA Fixed Account will be credited with a fixed interest rate.
Accumulation Units
Every Business Day we determine the value of an Accumulation Unit for each of the Sub-Accounts. Changes in the Accumulation Unit value reflect the investment performance of the Fund as well as deductions for insurance and other charges. The value of an Accumulation Unit may go up or down from Business Day to Business Day.
When you make a Purchase Payment, we credit your Contract with Accumulation Units. We determine the number of Accumulation Units to credit by dividing the amount of the Purchase Payment allocated to a Sub-Account by the value of the Accumulation Unit for that Sub-Account. When you make a withdrawal, we deduct from your Contract Accumulation Units representing the withdrawal amount.
We calculate the value of an Accumulation Unit for each Sub-Account after the Close of Business each Business Day. Any change in the Accumulation Unit value will be reflected in your Contract Value.
Example:
On Monday we receive an additional Purchase Payment of $5,000 from you. You have told us you want this to go to the MML Managed Bond Sub-Account. When the NYSE closes on that Monday, we determine that the value of an Accumulation Unit for the MML Managed Bond Sub-Account is $13.90. We then divide $5,000 by $13.90 and credit your Contract on Monday night with 359.71 Accumulation Units for the MML Managed Bond Sub-Account.

Right to Cancel Your Contract
You have a right to examine your Contract. If you change your mind about owning your Contract, you can cancel it within ten calendar days after receiving it. This time period may vary by state, but will never be less than ten calendar days. When you cancel the Contract within this time period, we will not assess a CDSC. Unless your state has other requirements, you will receive back your Contract Value plus any fees or charges previously deducted from your Purchase Payments as of the Business Day we receive your Written Request in Good Order at our Service Center, and your Contract will be terminated. If state law requires us to return the amount of your Purchase Payments, then we will return the greater of: (i) the full amount of any Purchase Payment(s) less any withdrawals, or (ii) your Contract Value plus any fees or charges previously deducted from your Purchase Payments. If you purchase the Contract as an IRA, we will return the greater of your Purchase Payments less any withdrawals, or the Contract Value plus any fees or charges previously deducted from your Purchase Payments.
Sending Requests in Good Order
From time to time you may want to submit a request for transfer among investment choices, a withdrawal, a change of Beneficiary, or some other action. We can only act upon your request if we receive it in “Good Order.” To help protect against unauthorized or fraudulent telephone instructions, we will use reasonable procedures to confirm that telephone instructions given to us are genuine. We may record all telephone instructions.
In addition to Written Requests, we may allow requests to our Service Center:
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by fax at (785) 286-6106,

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by e-mail at MassMutual.services@se2.com,

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by telephone at (866) 645-2362, or

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by internet at www.MassMutual.com.

Fax, telephone, e-mail, or internet transactions may not always be available. Fax, telephone, and computer systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. We may make these additional methods available at our discretion. They may be suspended or discontinued at any time without notice. Not all transaction types can be requested by fax, telephone, or the internet.
Transfers and Transfer Programs
General Overview
We have the right to terminate, suspend, or modify the transfer and transfer program provisions described in this prospectus. We will exercise this right to respond to changes in any of the following: (1) market or economic conditions, (2) regulatory requirements, (3) current and future anticipated expenses, (4) unfavorable mortality experience, or (5) our financial condition. If we exercise this right, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of any change in procedures related to the transfer and transfer program provisions.
Generally, you can transfer all or part of your Contract Value among investment choices. However, there are restrictions that are detailed later in this section. You can make transfers by Written Request, e-mail, telephone, fax, or other authorized means. You must clearly indicate the amount and investment choices from and to which you wish to transfer.
Your transfer is effective at the Close of Business on the Business Day we receive your Written Request, in Good Order, at our Service Center. If we receive your transfer request at our Service Center in Good Order on a Non-Business Day or after Close of Business, your transfer request will be effective on the next Business Day.
Transfers During the Accumulation Phase
You may transfer all or part of your Contract Value allocated to a Sub-Account. You can make a transfer to or from any Sub-Account. See “Additional Features – Guaranteed Minimum Accumulation Benefit” for transfer restrictions applicable to that feature. During the Accumulation Phase, we do not assess a transfer fee. However, we reserve the right to only allow 12 free transfers per calendar year and to charge $20 for each additional transfer in excess of 12. We waive these requirements if the transfer is made in connection with the Automatic Rebalancing Program, Separate Account Dollar Cost Averaging, or DCA Fixed Account.
Currently, we do not restrict the amount you can transfer during the Accumulation Phase. However, we reserve the right to impose a minimum transfer amount of  $1,000. Currently, we do not require that a minimum balance remain in a Sub-Account after a transfer. However, we reserve the right to require that $1,000 remain in the Sub-Account after a transfer unless you transfer your entire Contract Value in the Sub-Account. We will exercise these rights should we see a significant increase in transfer activity by Owners that leads to an increase in cost to administer the Contract. If we exercise these rights, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of our decision to assess a fee, impose a minimum transfer amount, or impose a minimum value that must remain in a Sub-Account after a transfer.
Transfers During the Annuity Phase
Transfers are not allowed during the Annuity Phase.
Transfer Programs
For detailed rules and restrictions pertaining to these programs and instructions for electing a program contact our Service Center.
Overview
We currently offer the following transfer programs: Separate Account Dollar Cost Averaging Program and Automatic Rebalancing Program.
These programs are only available during the Accumulation Phase of your Contract.
You may participate only in one of these programs at any one time.
You may not elect the AIP if you have a Separate Account Dollar Cost Averaging Program in effect.
You may not participate in these programs if you have a current election in the DCA Fixed Account.
You may not participate in these programs while a GMAB is in effect.
We do not charge you for participation in these programs, though we reserve the right to charge for the programs in the future. We will exercise this right should we see a significant increase in transfer activity by Owners that leads to an increase in cost to administer the Contract. If we exercise this right, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of our decision to assess a fee.
Separate Account Dollar Cost Averaging Program
This program allows you to systematically transfer a set amount from a Sub-Account to any of the other Sub-Account(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the program through periods of fluctuating price levels.
Your Separate Account Dollar Cost Averaging Program will terminate:
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if you withdraw the total Contract Value;

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upon payment of the death benefit;

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if the last transfer you selected has been made;

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if there is insufficient Contract Value in the selected Sub-Account to make the transfer; or

•
if we receive from you a Written Request or a request over the telephone to terminate the program at our Service Center prior to the next transfer date.

Automatic Rebalancing Program
Over time, the performance of each Sub-Account may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your Contract Value allocated to the Sub-Accounts in order to return to your original percentage allocations by selecting our Automatic Rebalancing Program.
This program will terminate:
•
if you withdraw the total Contract Value;

•
upon payment of the death benefit;

•
if we receive any unscheduled transfer request; or

•
if we receive from you a Written Request or request over the telephone to terminate the program at our Service Center prior to the next transfer date.

Limits on Frequent Trading and Market Timing Activity
The Contract and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a Fund in the following ways:
•
by requiring the Fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•
by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on Fund performance that could impact all Owners and Beneficiaries under the Contract, including long-term Owners who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers of Contract Value among the Funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase the Contract.
We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of Funds among the Sub-Accounts, there can be no assurance that we will be able to identify and curtail every instance of trading of those who trade frequently or those who employ a market timing strategy or those who act as intermediaries on behalf of such persons. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
In addition, some of the Funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the Funds may reflect lower performance and higher expenses across all Contracts as a result of undetected abusive trading practices.
If we, or any investment adviser to any of the Funds available with the Contract, determine that an Owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will allow the Owner to submit transfer requests by regular mail only. We will not accept other Owner transfer requests if submitted by overnight mail, fax, the telephone, our website, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the Fund. Orders for the purchase of Fund shares may be subject to acceptance by the Fund. Therefore, we reserve the right to reject, without prior notice, any Fund transfer request if the investment in the Fund is not accepted for any reason.
The Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe the Funds’ frequent trading and market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading or market timing policies established by the Fund.

Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a Fund on all contracts owned by an Owner whose trading activity under one variable contract has violated a Fund’s frequent trading or market timing policy. If a Fund believes that an omnibus order reflects one or more transfer requests from Owners engaged in frequent trading or market timing activity, the Fund may reject the entire omnibus order.
We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only.
Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:
•
not accept transfer instructions from an Owner or other person authorized to conduct a transfer;

•
limit the number of transfer requests that can be made during a Contract Year; and

•
require the value transferred into a Fund to remain in that Fund for a particular period of time before it can be transferred out of the Fund.

We will apply any restrictive action we take uniformly to all Owners we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.
We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all Owners.
Withdrawals
Your ability to take a withdrawal may be restricted by certain provisions of the Internal Revenue Code. Furthermore, if your Contract is issued under a qualified plan, your ability to take a withdrawal may be restricted by your plan documents. Income taxes, tax penalties, a CDSC and certain restrictions may apply to any withdrawal you make.
During the Accumulation Phase you may make either partial or full withdrawals of your Contract Value. When making a partial withdrawal, you must withdraw at least $100 or your entire Contract Value in a Sub-Account, if less. We reserve the right to increase the minimum withdrawal amount to $500. We will exercise this right should we see a significant increase in withdrawal activity by Owners that leads to an increase in cost to administer the Contract. If we exercise this right, we will do so in the same manner for all Owners, and we will provide Owners with prior Written Notice of our decision to increase the minimum withdrawal amount.
You may only make a partial withdrawal if at least $2,000 in Contract Value remains following the partial withdrawal, unless the payment is under a Systematic Withdrawal Program (SWP) and the withdrawal is an RMD or is made under a SWP intended to qualify as a series of substantially equal periodic payments for purposes of avoiding the additional 10% tax applicable to distributions that occur prior to age 59½. Otherwise, you may only make a full withdrawal. Unless you instruct us otherwise, we take any partial withdrawal proportionally from your Contract Value in your selected investment choices.
When a partial withdrawal is made from a Contract, we reflect the withdrawal as a pro rata reduction to the value of the Contract’s death benefit and to any elected GMAB. We describe this reduction under each feature’s description. After you withdraw your full Contract Value, the Contract terminates when there are no Annuity Payments remaining and does not provide a death benefit other than any death benefit that may be provided under any portion of your Contract that was previously applied to an Annuity Option. In addition, the GMAB (if elected) will terminate when you withdraw your full Contract Value.
When you make a full withdrawal you will receive the value of your Contract:
•
less any applicable CDSC;

•
less any applicable Premium Tax;

•
less any applicable annual contract maintenance charge; and

•
less any Purchase Payments we credited to your Contract that have not cleared the bank, until they clear the bank.

See “Appendix B – Contingent Deferred Sales Charge Example.”
Requests in Writing
To request a withdrawal in writing, submit either our partial withdrawal or full withdrawal form in Good Order to our Service Center. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.
Requests by Other Means
You may request certain partial and full withdrawals by other means we authorize such as e-mail, telephone, or fax. Contact our Service Center for details.
Withdrawal Effective Date
For Written Requests, your withdrawal is effective on the Business Day we receive, in Good Order at our Service Center:
•
our partial withdrawal or full withdrawal form; and

•
if applicable, a “letter of acceptance.”

If we receive this/these item(s) at our Service Center on a Non-Business Day or after the Close of Business, your withdrawal request will be effective on the next Business Day. For e-mail, telephone or fax requests, your withdrawal is effective on the Business Day we receive your request in Good Order, provided it is received prior to the Close of Business. For requests received after the Close of Business, your withdrawal will be effective on the next Business Day.
Delivery of Withdrawal Amount
We will pay any withdrawal amount within seven calendar days of the withdrawal effective date unless we are required to suspend or postpone withdrawal payments. See “Other Information – Payments We Make.”
We will generally pay any total or partial withdrawal to the Owner, unless you direct otherwise. If the Owner is a non-natural person, withdrawals will be paid to the Owner with the exception of RMD payments from a Contract owned by a qualified plan.
Systematic Withdrawal Program
For detailed rules and restrictions pertaining to this program and instructions for electing the program contact our Service Center.
The Systematic Withdrawal Program (SWP) allows you to set up automatic periodic withdrawals from your Contract Value. We will take any withdrawal under this program proportionally from your Contract Value in your selected investment choices.
Your SWP will end:
•
if you withdraw your total Contract Value;

•
if we receive, in Good Order, a notification of the Owner’s death;

•
if we receive, in Good Order, a notification of the Annuitant’s death if the Owner is a non-natural person;

•
if we process the last withdrawal for the period you selected, if applicable;

•
if the next withdrawal will lower your Contract Value below the minimum Contract Value we allow following a partial withdrawal, unless your withdrawal is an RMD or is made under a SWP intended to qualify as a series of substantially equal periodic payments for purposes of avoiding the additional 10% tax applicable to distributions that occur prior to age 59½;

•
if you apply your full Contract Value to an Annuity Option; or

•
if you give us a Written Request or request over the telephone, in Good Order, to terminate your program any time on or before the next withdrawal date. If your Contract is a Non-Qualified Beneficiary Annuity or a Beneficiary IRA, your SWP cannot be terminated.

Charges and Deductions
This section describes the charges and deductions we make under the Contract to compensate us for the services and benefits we provide, costs and expenses we incur and risks we assume. We may profit from the charges deducted and we may use any such profits for any purpose, including payment of marketing and distribution expenses. These charges and deductions reduce the return on your investment in the Contract.
Insurance Charges
Each Business Day we deduct our insurance charges from the assets of the Separate Account. We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts: (1) the mortality and expense risk charge and (2) the administrative charge.
Mortality and Expense Risk Charge
The mortality and expense risk charge is for:
•
the mortality risk associated with the insurance benefits provided, including our obligation to make Annuity Payments after the Annuity Date regardless of how long all Annuitants live, the death benefits, and the guarantee of rates used to determine your Annuity Payments during the Annuity Phase; and

•
the expense risk that the current charges will be insufficient to cover the actual cost of administering the Contract.

Mortality and Expense Risk Charge
	When Charge is Deducted	Current (annual rate)	Maximum (annual rate)
B-Share	Daily as a percentage of the daily value of the assets invested in each Sub-Account	1.15%	1.15%
L-Share	Daily as a percentage of the daily value of the assets invested in each Sub-Account	1.50%(1)	1.50%(1)
(1)
After your seventh Contract Anniversary, the mortality and expense risk charge will be reduced to 1.15%. Note your share class will not change nor will your CDSC schedule assigned to each Purchase Payment. The B-Share will retain the seven year CDSC schedule. The L-Share will retain the four year CDSC schedule.

For all Contracts, if the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the Contract. If the mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss.
Administrative Charge
This charge reimburses us for the expenses associated with the administration of the Contract and the Separate Account. Some of these expenses are: preparation of the Contract, confirmations, annual reports and statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. This charge is calculated based on a percentage of the daily value of the assets invested in each Fund, after Fund expenses are deducted. The table below reflects the current and maximum charge.
Administrative Charge
When Charge is Deducted	Current (annual rate)	Maximum (annual rate)
Daily as a percentage of the daily value of the assets invested in each Sub-Account	0.15%	0.15%

Annual Contract Maintenance Charge
This charge reimburses us for the costs of maintaining the Contract. We will deduct the annual contract maintenance charge proportionately from the Sub-Account(s) you have selected. The table below reflects the current and maximum charge.
Annual Contract Maintenance Charge
Contract Value at Time Charge is Deducted	When Charge is Deducted	Current	Maximum
Less than $100,000	On each Contract Anniversary and full withdrawal (For Contracts issued in New York, the charge is deducted on a pro-rated basis for full withdrawals).	$40	$40
$100,000 or more	Not applicable	$0	$0
For Contracts issued in New York, when you make a full withdrawal we will assess a pro-rated charge based on the ratio of  (a) the total calendar days elapsed since the last Contract Anniversary and (b) the total calendar days in the Contract Year.
Transfer Fee
Transfer Fee
	When Fee is Deducted	Current	Maximum
During Accumulation Phase Only	Upon each transfer	$0	$20 per transfer for each additional transfer in excess of the 12 free transfers per calendar year
Contingent Deferred Sales Charge (CDSC)
We do not deduct a sales charge when we receive a Purchase Payment. However, we may assess a CDSC for withdrawals that exceed the free withdrawal amount. We use this charge to cover certain expenses relating to the sale of the Contract. The charge is a percentage of the Purchase Payments you withdraw that exceed the free withdrawal amount.
If we assess a CDSC, we will deduct it from the amount you withdraw.
Each Purchase Payment has its own CDSC schedule. The amount of the charge depends on the length of time between the date Purchase Payments were applied and the date of withdrawal. In addition, as reflected in the tables below, the CDSC schedule applicable to the Contract varies between the B-Share and L-Share Contract classes. To determine if a CDSC applies, we process withdrawals as follows:
•
first from earnings (Contract Value less Purchase Payments not previously withdrawn);

•
then from Purchase Payments no longer subject to a CDSC according to the CDSC schedule for each share class;

•
then from the free withdrawal amount (taken from Purchase Payments not previously withdrawn from the order they were received with the oldest Purchase Payment first); and

•
then from Purchase Payments not previously withdrawn in the order they were received with the oldest Purchase Payment being first.

You elect a Contract share class (B-Share or L-Share) when we issue the Contract. You cannot select a different share class after your Contract is issued. Each Purchase Payment for a B-Share class and each Purchase Payment for an L-Share class will have the following CDSC schedule, respectively.

CDSC – B-Share
Number of full Years from Application of each Purchase Payment	CDSC (as a percentage of Purchase Payment withdrawn)
0	7%
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7 and later	0%
CDSC – L-Share
Number of full Years from Application of each Purchase Payment	CDSC (as a percentage of Purchase Payment withdrawn)
0	7%
1	7%
2	7%
3	6%
4 or later	0%
See “Appendix B – Contingent Deferred Sales Charge Example.”
In addition to the free withdrawals described later in this section, we will not impose a CDSC under the following circumstances.
•
Upon payment of the death benefit.

•
On amounts withdrawn as RMDs to the extent they exceed the free withdrawal amount. In order to qualify for this exception, you must be participating in a systematic withdrawal program established for the payment of RMDs, under which the annual RMD is calculated by us, based solely on the fair market value of the Contract (RMD program). If you choose to take withdrawals to satisfy your RMD for the Contract outside of our RMD program, or if you choose to take withdrawals from the Contract to satisfy your RMDs for other qualified assets, CDSC may apply.

•
Upon application of all or a portion of the Contract Value to any Annuity Option.

•
If you redeem excess contributions from a plan qualifying for special income tax treatment. These types of plans are referred to as Qualified Plans, including Individual Retirement Annuities (IRAs). We look to the Internal Revenue Code for the definition and description of excess contributions.

•
When the Contract is exchanged for another variable annuity contract issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such an exchange. A contingent deferred sales charge may apply to the Contract received in the exchange. A reduced CDSC schedule may apply under the Contract if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for the Contract. Exchange programs may not be available in all states. If you want more information about our current exchange programs, contact your registered representative or us at our Service Center.

•
If you are eligible for waiver of the CDSC due to your election of the Nursing Home and Hospital Withdrawal Benefit or the Terminal Illness Withdrawal Benefit described in “Additional Features.”

•
If you apply your entire Contract Value to purchase a single premium immediate life annuity or a fixed deferred annuity issued by us or one of our affiliates.

•
On distributions required to be made to a Beneficiary under IRC Section 72(s), to the extent that they exceed the free withdrawal amount. See “Ownership – Non-Qualified Beneficiary Annuity” for more information.

•
On any withdrawals made or amounts applied to an Annuity Option when you reach the latest permitted Annuity Date for your Contract.

Free Withdrawal Amount
The free withdrawal amount is an amount you may withdraw that is not subject to the CDSC. For the first Contract Year, you may withdraw up to 10% of the initial Purchase Payment applied on the Issue Date, reduced by any free withdrawal amount(s) previously taken during that Contract Year. For each subsequent Contract Year, you may withdraw up to 10% of your total Purchase Payments still subject to a CDSC as of the previous Contract Anniversary, reduced by any free withdrawal amount(s) previously taken during such Contract Year. Any withdrawals taken during a previous Contract Year may result in an adjustment of the free withdrawal amount available. See “Appendix F – Free Withdrawal Amount Examples.” Any Purchase Payments you make after your Contract Anniversary in a Contract Year will not be included in the calculation of the free withdrawal amount for that Contract Year.
Any unused free withdrawal amount(s) during any particular Contract Year may not be carried over to any succeeding Contract Year.
Premium Taxes
Some states and other governmental entities charge Premium Taxes or similar taxes. We are responsible for the payment of these taxes and may make a deduction from your Contract Value for them, or we may adjust the annuity rates for Premium Tax assessed. Some of these taxes are due when your Contract is issued, others are due when Annuity Payments begin. Premium Taxes generally range from 0% to 3.5%, depending on the state.
Income Taxes
We will deduct from the Contract any income taxes which we incur because of the operation of the Separate Account. We will deduct any withholding taxes required by law.
Fund Expenses
The Separate Account purchases shares of the Funds at net asset value. The net asset value of each Fund reflects investment management fees and other expenses already deducted from the assets of the Fund. In addition, one or more of the Funds available as an investment choice may pay a distribution fee out of the Fund’s assets to us known as a 12b-1 fee. Any investment in one or more of the Funds with a 12b-1 fee will increase the cost of your investment in the Contract. Please refer to the Fund prospectuses for more information regarding these expenses.
Guaranteed Minimum Accumulation Benefit (GMAB) Charge
If you elected a GMAB feature at the time you purchased your Contract, we deduct an additional charge from your Contract Value. The charge for a GMAB is in addition to other standard Contract fees and expenses you are assessed. The current charge for the 12-Year GMAB is 1.40% annually of the GMAB Amount and the current charge for the 20-Year GMAB is 1.40% annually of the GMAB Charge Base.
The maximum charge for the 12-Year GMAB is 2.50% of the GMAB Amount and the maximum charge for the 20-Year GMAB is 2.50% of the GMAB Charge Base. The “GMAB Amount” refers to the minimum Contract Value guaranteed at the end of the benefit period. The GMAB Amount will be recalculated after a reset. See “GMAB Amount” and “The Reset Option” in “Additional Features – Guaranteed Minimum Accumulation Benefit – 12-Year Benefit.” The “GMAB Charge Base” refers to the total Purchase Payments made during the first Contract Year, adjusted by any withdrawals during the benefit period. See “Additional Features – Guaranteed Minimum Accumulation Benefit – 20-Year Benefit – GMAB Charge.”
The GMAB charges shown are annualized. We may change the GMAB charge at any time while you own the Contract, including upon reset of the GMAB Amount for the 12-Year GMAB, subject to the maximum GMAB charge. We will notify you in advance by Written Notice if we change the GMAB charge.

The Annuity Phase
Overview
If you want to receive regular income from your Annuity, you can elect to apply your Contract Value so that you can receive fixed Annuity Payments under one of the Annuity Options described in this section. If you have reached your Annuity Date and you have not chosen an Annuity Option, we will assume that you elected a “Single Life Annuity with Period Certain” with fixed payments and ten years of payments guaranteed. If the Contract has joint Annuitants, we will assume you elected the “Joint and Survivor Life Annuity” with fixed payments and ten years of payments guaranteed. If your Contract is a Qualified Contract, additional requirements may apply. We may base Annuity Payments on the Age and sex of the Annuitant under all options except the non-lifetime contingent Annuity Option. We consider a non-lifetime contingent Annuity Option to be an Annuity Option which provides an Annuity Payment for a fixed period of time only. See “The Annuity Phase – Period Certain Annuity Option.” We may require proof of Age and sex before Annuity Payments begin.
If the Contract Value to be applied is less than $10,000 on the Annuity Date, we will pay you a lump sum rather than a series of Annuity Payments. If any Annuity Payment is less than $100, we will change the payment basis to equivalent less frequent payments. For Contracts issued in New York, the minimum amount that may be applied to an Annuity Option is $5,000 and the minimum Annuity Payment is $20.
Applying Part of Your Contract Value to an Annuity Option
You may elect to apply part of the Contract Value from your Non-Qualified Contract to an Annuity Option instead of your full Contract Value. We will treat the amount applied as a withdrawal of Contract Value that may qualify for favorable tax treatment under federal law. See “Taxes – Partial Annuitization of Non-Qualified Contracts.” You must specify the portion of your Contract Value to be applied to an Annuity Option, and if it is not the full Contract Value, the amount must be at least $10,000. The number of partial annuitizations allowed is one per Contract Year.
We consider the application of a portion of your Contract Value to an annuity option as a withdrawal for purposes of calculating the GMAB amount. If you choose to apply part of your Contract Value to an Annuity Option, there may be adverse tax consequences. For additional information, see “Taxes – Partial Annuitization of Non-Qualified Contracts.” Before you apply part of your Contract Value to an Annuity Option, you should consult a qualified tax professional and discuss the tax implications associated with such a transaction. We do not provide tax advice or recommendations.
Annuity Payment Start Date
You can choose the day, month and year in which Annuity Payments begin; however, the day must be between the 1st and 28th day of the month. We call that date the Annuity Date. According to your Contract, your Annuity Date cannot be earlier than five years after you buy the Contract (unless state law requires a shorter waiting period).
When you purchase the Contract, your Annuity Date is the latest permitted Annuity Date. After you purchase your Contract you can request an earlier Annuity Date by Written Request. If you have elected an Annuity Date earlier than your latest permitted Annuity Date, you can request that we delay your Annuity Date by Written Request or by telephone any time before the Annuity Date.
Latest Permitted Annuity Date
Unless the laws or regulations of the state in which your Contract was issued requires an earlier date, Annuity Payments must begin by the later of:
•
the tenth Contract Anniversary; or

•
the 90th birthday of the oldest Annuitant or the oldest Owner (whichever is sooner).

Annuity Payments
On the Annuity Date, you will begin receiving Annuity Payments under the Annuity Option that you elected. Your Annuity Payments will be fixed, meaning that the payments will not vary unless you elect either of the Joint and 2/3 Survivor Annuity Options that reduce payments upon the death of the first Annuitant. The amount of your Annuity Payments will depend upon the following:
•
the value of your Contract on the Annuity Date;

•
the Annuity Option you elect;

•
the Age and sex of the Annuitant or joint Annuitants, if applicable;

•
the minimum guaranteed payout rates associated with your Contract; and

•
the deduction of Premium Taxes, if applicable.

See “Fixed Annuity Payout Rates” section in the SAI for more information.
Annuity Age
When calculating Annuity Payments, we determine Age based on each Annuitant’s nearest birthday on the Annuity Date. For example, we consider age 80 to be the period of time between age 79 years, 6 months, and 1 day and age 80 years and 6 months.
Annuity Options
The available fixed Annuity Options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed. After Annuity Payments begin, you cannot change the Annuity Option, the frequency of Annuity Payments, or make withdrawals. For all lifetime contingent Annuity Options, the Annuitant must be at least age 18 as of the Annuity Date.
RMDs for Qualified Contracts
In order to avoid adverse tax consequences, you should begin to take distributions from your Contract no later than the beginning date required by the IRC. These distributions can be withdrawals or Annuity Payments. The distributions should be at least equal to the minimum amount required by the IRC or paid through an Annuity Option that complies with the RMD rules of IRC Section 401(a)(9). If your Contract is an individual retirement annuity, the required beginning date is no later than April 1 of the calendar year: (1) after you reach age 72, if you were not yet age 70½ on December 31, 2019 or (2) after you reach age 70½, if you had reached age 70½ on or before December 31, 2019. For qualified plans, if you are still working for the sponsor when you reach the specified RMD age, you may defer RMDs until the year in which you retire. The option of deferring to retirement is not available if you are a 5% or greater owner of the employer sponsoring your qualified plan.
Contingent Deferred Sales Charge (CDSC)
We will not deduct a CDSC to the extent you apply all or a portion of your Contract Value to any Annuity Option. In addition, we will not deduct a CDSC for any Annuity Payments that commence on the latest permitted Annuity Date for your Contract.
Limitations on Payment Options
If you purchased the Contract as a Qualified Contract, the RMD rules that apply to annuitized Contracts during your lifetime may impose restrictions on the types of payment options that you may elect. In addition, in order to ensure that the Contract will comply with the RMD requirements that apply upon your death, you may not elect an Annuity Option with a period certain guarantee of longer than ten years, and you may not elect a joint and survivor annuity option if the Joint Annuitant is more than ten years younger than you, unless otherwise required by law. Furthermore, if your Contract is issued under an ERISA plan, and you are married when your Contract enters the Annuity Phase, your ability to elect certain Annuity Options may be limited and/or require spousal consent.

Single Lifetime Contingent Options (fixed payments only)
	Single Life Annuity	Single Life Annuity with Cash Refund	Single Life Annuity with Period Certain
Number of Annuitants:	One	One	One
Length of Payment Period:	For as long as the Annuitant lives.	For as long as the Annuitant lives.	For a guaranteed period of either 10 or 20 years or as long as the Annuitant lives, whichever is longer.
Annuity Payments After Death of the Annuitant:	None. All payments end upon the Annuitant’s death.	If the total of all Annuity Payments made is less than the amount applied to the Annuity Option, the Beneficiary will receive the difference in a lump sum. If the total of all Annuity Payments made is equal to or greater than the amount applied to the Annuity Option, no additional payment will be made.
When the Annuitant dies, if there are remaining guaranteed payments, the Beneficiary may elect to continue receiving remaining guaranteed payments or the Beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed Annuity Payments.
We compute the commuted value of the remaining guaranteed Annuity Payments at an interest rate determined by us. For Qualified Contracts, the Beneficiary(ies) may be required to receive the commuted value of all or a portion of any remaining Annuity Payments in a lump sum, in order to comply with RMD requirements that apply upon the death of the Owner/Annuitant.

Joint Lifetime Contingent Options (fixed payments only)
	Joint and Survivor Annuity	Joint and Survivor Annuity with Period Certain	Joint and 2/3 Survivor Life Annuity	Joint and 2/3 Survivor Life Annuity with Period Certain
Number of Annuitants:	Two	Two	Two	Two
Length of Payment Period:	For as long as either Annuitant lives.	For a guaranteed period of either 10 or 20 years or as long as either Annuitant lives, whichever is longer.	For as long as either Annuitant lives.	For a guaranteed period of either 10 or 20 years or as long as either Annuitant lives, whichever is longer.
Annuity Payments After Death of the Annuitant:
100% of the payment will continue to the surviving Annuitant. No payments will continue after the death of both Annuitants.
For Qualified Contracts, upon the death of the Owner/Annuitant while the Joint Annuitant is still living, if the Joint Annuitant is not an “Eligible Designated Beneficiary” as defined in IRC Section 401(a)(9), Annuity Payments may only continue through the end of the year that contains the 10th anniversary of death.

100% of the payment will continue to the surviving Annuitant. When both Annuitants have died, if there are remaining guaranteed payments, the Beneficiary(ies) may elect to continue receiving remaining guaranteed payments or the Beneficiary(ies) may elect a lump sum payment equal to the commuted value of the remaining guaranteed Annuity Payments.
For Qualified Contracts, the Beneficiary(ies) may be required to receive the commuted value of all or a portion of any remaining Annuity Payments in a lump sum, in order to comply with RMD requirements that apply upon the death of the Owner/Annuitant. Upon the death of the Owner/Annuitant while the Joint Annuitant is still living, if the Joint Annuitant is not an “Eligible Designated Beneficiary” as defined in IRC Section 401(a)(9), Annuity Payments may only continue through the end of the year that contains the 10th anniversary of death.
We compute the commuted value of the remaining guaranteed Annuity Payments at an interest rate determined by us.

Two-thirds of the payment will continue to the surviving Annuitant. No payments will continue after the death of both Annuitants.
For Qualified Contracts, upon the death of the Owner/Annuitant while the Joint Annuitant is still living, if the Joint Annuitant is not an “Eligible Designated Beneficiary” as defined in IRC Section 401(a)(9), Annuity Payments may only continue through the end of the year that contains the 10th anniversary of death.

If there are remaining guaranteed payments, 100% of the payment will continue to the surviving Annuitant until the end of the guarantee period. When the end of the guarantee period has been reached, two-thirds of the payment will continue to the surviving Annuitant.
When both Annuitants have died, if there are remaining guaranteed payments, the Beneficiary(ies) may elect to continue receiving remaining guaranteed payments or the Beneficiary(ies) may elect a lump sum payment equal to the commuted value of the remaining guaranteed Annuity Payments.
We compute the commuted value of the remaining guaranteed Annuity Payments at an interest rate determined by us.
For Qualified Contracts, the Beneficiary(ies) may be required to receive the commuted value of all or a portion of any remaining Annuity Payments in a lump sum, in order to comply with RMD requirements that apply upon the death of the Owner/Annuitant. Upon the death of the Owner/Annuitant while the Joint Annuitant is still living, if the Joint Annuitant is not an “Eligible Designated Beneficiary” as defined in IRC Section 401(a)(9), Annuity Payments may only continue through the end of the year that contains the 10th anniversary of death.

Non-Lifetime Contingent Option (fixed payments only)
Period Certain Annuity Option(1)
Number of Annuitants:	One or two
Length of Payment Period:	For a specified period no less than ten years and no greater than 30 years.
Annuity Payments after Death of the Annuitant:	When the last Annuitant dies, if there are remaining guaranteed payments, the Beneficiary may elect to continue receiving remaining guaranteed payments or the Beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed Annuity Payments. For Qualified Contracts, the Beneficiary(ies) may be required to receive the commuted value of all or a portion of any remaining Annuity Payments in a lump sum, in order to comply with RMD requirements that apply upon the death of the Owner/Annuitant.
(1)
We consider this Annuity Option to be a non-lifetime contingent Annuity Option.

Death Benefit
Death of Owner During the Accumulation Phase
If you, or any Joint Owner, die during the Accumulation Phase, we will pay a death benefit to the primary Beneficiary. If any Owner dies, we will treat the surviving Owner as the primary Beneficiary and treat any other Beneficiary designation, on record at the time of death, as a contingent Beneficiary.
The Beneficiary may request that the death benefit be paid under one of the death benefit options. If the sole primary Beneficiary is your spouse and your Contract is a Non-Qualified Contract or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA, he or she may elect to become the Owner of the Contract by continuing the Contract at the death benefit amount payable. Generally, if the Contract is continued then:
•
the initial Contract Value will equal the death benefit amount;

•
all applicable Contract features and benefits will be in the surviving spouse’s name; and

•
the surviving spouse will exercise all of the Owner’s rights under the Contract.

Restrictions are as follows:
•
if, at the time the Owner purchased the Contract, the surviving spouse was over the maximum contract issue age, then the Contract cannot be continued;

•
if, at the time the Owner purchased the Contract, the surviving spouse was over the maximum allowable age for electing the GMAB, then the GMAB will be terminated.

If the sole primary Beneficiary is a domestic partner or civil union partner, as defined under applicable state laws, we will treat him or her as a spouse for this provision, and he or she may elect to continue the Contract as described herein. However, a domestic partner or civil union partner cannot elect to continue the Contract if it is a traditional IRA or Roth IRA. Since current federal tax law does not define a spouse to include a domestic partner or civil union partner, such domestic partner or civil union partner who elects to continue the Contract must still meet the distribution requirements of IRC Section 72(s). In order to meet these requirements, the amount of any gain in the Contract will become subject to income tax at the time the election to continue the Contract is made.
The right to continue the Contract by a surviving spouse, a domestic partner, or a civil union partner can only be exercised once while the Contract is in effect.
See “Taxes – Civil Unions and Domestic Partnerships” if you are in a domestic partnership or civil union.
Death Benefit Amount During the Accumulation Phase
Return of Purchase Payment Death Benefit
The death benefit during the Accumulation Phase will be the greater of 1 and 2 below.
(1)
The total Purchase Payments, reduced by an adjustment for each withdrawal. The adjustment is equal to A divided by B, with the result multiplied by C, where:

A = the Contract Value withdrawn, including any applicable CDSC;
B = the Contract Value immediately prior to the withdrawal; and
C = the total Purchase Payments adjusted for any prior withdrawals.
(2)
The Contract Value.

The withdrawal will reduce the death benefit amount in direct proportion to the Contract Value reduction. For example, if you take a 20% withdrawal from your Contract Value, the death benefit will be reduced by 20%. Since withdrawals result in a pro-rata adjustment to the death benefit amount, the death benefit amount may be reduced by more than the actual dollar amount of the withdrawals. See “Appendix E – Return of Purchase Payment Death Benefit Example – Impact of Withdrawal and Determination of Benefit.”
The death benefit that is payable during the Accumulation Phase is determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method at our Service Center. Where there is more than one Beneficiary, we will determine the death benefit as of the Business Day the first Beneficiary submits due proof of death and election of payment method. If the death benefit payable is greater than the Contract Value, we will apply an amount equal to the difference between the death benefit and Contract Value to each Sub-Account and/or DCA Fixed Account in the ratio that your value in each Sub-Account and/or the DCA Fixed Account bears to your Contract Value. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of the payment method in Good Order and will be paid from the current allocation on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts and/or DCA Fixed Account based on the current allocation until each of the other Beneficiaries submits a Written Request to claim his/her death benefit. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).
We consider the application of a portion of your Contract Value to an Annuity Option as a withdrawal for purposes of calculating the death benefit amount.
Death Benefit Payment Options During the Accumulation Phase
The availability of certain death benefit options may be limited for tax-qualified contracts in order to comply with RMD rules.
For Non-Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:
•
Option 1 – Lump sum payment of the death benefit.

•
Option 2 – Payment of the entire death benefit within five years of the date of any Owner’s death. This option may not be available if there are multiple Beneficiaries.

•
Option 3 – Payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must begin within one year of the date of any Owner’s death. This option is not available for a Beneficiary that is a non-natural person.

•
Option 4 – Payment of the death benefit from a deferred annuity contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. Distribution must begin within one year of the date of any Owner’s death. Additional withdrawals, including full withdrawals, are available. This option is not be available for a Beneficiary that is a non-natural person, and may not be available if there are multiple Beneficiaries. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase – Non-Qualified Beneficiary Annuity” for rules and restrictions.

For Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:
•
Option 1 – Lump sum payment of the death benefit.

•
Option 2 – Payment of the entire death benefit by the end of the calendar year that contains the tenth anniversary of your death. This option may not be available if there are multiple Beneficiaries.

•
Option 3 – If the Beneficiary is your surviving spouse, or is not more than ten years younger than you, payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary.

•
Option 4 – If the Beneficiary is your surviving spouse, or is not more than ten years younger than you, payment of the death benefit from a deferred annuity Contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary. Additional withdrawals, including full withdrawals, are available. This option may not be available if there are multiple Beneficiaries. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase – Beneficiary IRA” for rules and restrictions.

If the sole primary Beneficiary is a spouse, continuation of the Contract in his or her own name is described previously in this section under “Death Benefit – Death of Owner During the Accumulation Phase.”
Any portion of the death benefit not applied to Option 3 or Option 4 within the time period specified must be distributed within five years of the date of the Owner’s death under Option 1 or Option 2. For Qualified Contracts, distribution under Option 1 or Option 2 must occur by the end of the calendar year that contains the tenth anniversary of your death.
You may restrict a Beneficiary’s right to elect a death benefit payout option. If you do so, such rights or options will not be available to the Beneficiary.
We may also consent to other death benefit payout options in addition to those described in this section as long as they comply with IRC Section 72(s) or Section 401(a)(9), as applicable.
Lump Sum Payments
If a lump sum payment is requested, we will pay the amount within seven calendar days after we receive proof of death and election of the payment method in Good Order at our Service Center, unless we are required to suspend or delay payment.
Non-Qualified Beneficiary Annuity
A Non-Qualified Beneficiary Annuity, also referred to as a “non-qualified stretch” or “inherited non-qualified annuity,” is an annuity contract that is held for the benefit of the beneficiary of a deceased annuity contract owner in order to distribute death proceeds of a non-qualified annuity to the beneficiary over that beneficiary’s life expectancy in accordance with the required distribution rules of IRC Section 72(s). See “Taxes – Taxation of Non-Qualified Contracts – Distributions After Death of Owner” for more information.
If a Beneficiary(ies) elects payment under Option 4 as a Non-Qualified Beneficiary Annuity after the death of the Owner, the following rules apply (Note, these restrictions differ from those imposed when a Contract is purchased as a Non-Qualified Beneficiary Annuity. See “Ownership – Non-Qualified Beneficiary Annuity.”):
•
The annuity Contract will be titled in the Beneficiary’s name as Beneficiary of the deceased Owner, and cannot be transferred. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.

•
Distributions must begin within one year of the Owner’s death. Required distributions will be calculated based on the Beneficiary’s life expectancy as determined under the applicable IRS table, and will be withdrawn from each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value in each bears to your Contract Value.

•
Distributions required under IRC Section 72(s) must be made at least annually through a SWP that we administer. This SWP cannot be changed or terminated. Distributions made under the SWP will be treated as variable Annuity Payments for income tax purposes. In order to qualify as Annuity Payments for income tax purposes, payments under the SWP will continue to be made even if you take additional withdrawals from the Contract.

•
Withdrawals will not be subject to a CDSC.

•
The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.

•
Additional Purchase Payments cannot be applied to the Contract.

•
Joint ownership is not allowed.

•
Upon the death of the Annuitant, any remaining Contract Value will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined under the applicable IRS table.

•
If there is a GMAB on the Contract, it will be terminated.

•
This option is not available for a Beneficiary who is a non-natural person.

•
A Non-Qualified Beneficiary Annuity may only be established by the Beneficiary of the Contract Owner whose death triggered the required distribution requirements of IRC Section 72(s). A Non-Qualified Beneficiary Annuity may not be established as a “second generation” Non-Qualified Beneficiary Annuity by a successor Beneficiary.

Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Non-Qualified Beneficiary Annuity.
Beneficiary IRA
Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the required minimum distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, an “eligible designated beneficiary(ies)” may generally establish a Beneficiary IRA by either purchasing a new annuity contract or, in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA continue to be tax-deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.
If the contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), an individual designated beneficiary, and certain trusts as beneficiary, are treated as eligible designated beneficiaries, and can elect to take distributions over their life expectancy (life expectancy of the oldest trust beneficiary).
However, if the contract owner dies on or after January 1, 2020 (on or after January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), only certain designated beneficiaries are treated as eligible designated beneficiaries, and we will only offer the Beneficiary IRA payout option to a designated beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA owner or, (2) is not more than ten years younger than the deceased qualified plan participant or IRA owner. In the future, we may allow additional classes of eligible designated beneficiaries to elect the Beneficiary IRA payout option.
See “Taxes – Required Minimum Distributions for Qualified Contracts” for more information.
Eligibility Requirements/Restrictions:
If a Beneficiary(ies) elects payment under Option 4 as a Beneficiary IRA after the death of the Owner, the following rules apply (Note, these restrictions differ from those imposed when a Contract is purchased as a Beneficiary IRA. See “Ownership – Beneficiary IRA.”):
•
The annuity Contract will be titled in the Beneficiary’s name as Beneficiary for the deceased Owner. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.

•
For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the Owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year for which the original Owner would have been required to begin RMDs. The RMD amount will generally be calculated based on the Beneficiary’s life expectancy and will be withdrawn from each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value in each bears to your Contract Value. If the original Owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), after RMDs were required to begin, and was younger than the Beneficiary, the RMD amount may be calculated based on the original Owner’s life expectancy in the year of his or her death. If there is a Beneficiary IRA previously established with another carrier and an RMD is required in the current calendar year, we will process the RMD. If, however, an RMD is not required in the current calendar year, an RMD will not be processed until the year it is required.

•
If the Beneficiary is a trust, a Beneficiary IRA may only be established if the trust qualifies as a “see-through” trust. For see-through trusts, RMDs must be calculated based upon the life expectancy of the oldest trust beneficiary and the oldest trust beneficiary must be the Annuitant. In order to be a see-through trust, the trust must be valid under state law and be irrevocable, and all beneficiaries, current and future, must be identifiable from the trust instrument. If any beneficiary of the trust is not an individual, the trust is not a see-through trust and cannot establish a Beneficiary IRA. If the original Owner died after December 31, 2019 (after December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), a trust is only eligible to elect a Beneficiary IRA if each of the trust beneficiaries is either (1) the surviving spouse of the Owner, or (2) not more than ten years younger than the Owner.

•
RMDs must be made at least annually through a SWP that we administer. This SWP cannot be terminated.

•
Withdrawals will not be subject to a CDSC.

•
The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.

•
Additional contributions cannot be applied to the Contract.

•
Upon the death of the Annuitant, any remaining Contract Value will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined by the applicable IRS table, but in no case may payments extend beyond the end of the calendar year that contains the tenth anniversary of the Annuitant’s death.

•
If there is a GMAB on the Contract, it will be terminated.

•
A Beneficiary IRA may only be established by the Beneficiary of the IRA owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a “second generation” Beneficiary IRA by a successor Beneficiary.

•
Joint ownership of a Beneficiary IRA is not allowed.

Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.
Death of Owner During the Annuity Phase
Upon any Owner’s death during the Annuity Phase, if the Annuitant is still alive, the surviving Owner will retain the ownership of the Contract. If there is no surviving Owner, the Beneficiary will become the Owner. Any remaining Annuity Payments under the Annuity Option elected will continue to be paid at least as rapidly as under the method of distribution in effect at such Owner’s death. For Qualified Contracts, the Beneficiary(ies) may be required to receive the present value of all or any portion of any remaining Annuity Payments in a lump sum, in order to comply with RMD rules that apply upon the Owner/Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living.
Death of Annuitant
If an Annuitant, who is not the Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant subject to our approval. If there is no surviving Annuitant and you do not name an Annuitant within 30 calendar days after we receive notification of the death of the Annuitant, the oldest Owner will become the Annuitant. If the Owner is a non-natural person and an Annuitant dies, you may not name a new Annuitant. In this case we will treat the death of the Annuitant as the death of the Owner and pay the death benefit as described in “Death Benefit – Death of Owner During the Accumulation Phase.”
Upon the death of the last surviving Annuitant on or after the Annuity Date, the death benefit, if any, is as specified in the Annuity Option elected. Upon the death of the last surviving Annuitant during the Annuity Phase, any remaining payment under the elected Annuity Option will be paid to the Beneficiary. For Qualified Contracts, the Beneficiary(ies) may be required to receive the present value of all or any portion of any remaining Annuity Payments in a lump sum, in order to comply with RMD rules that apply upon the Owner/Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living. We will treat a surviving Owner as the primary Beneficiary and treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary.
Death Benefit and Partial Annuitizations
If you apply a portion of your non-qualified Contract Value to an Annuity Option, the death benefit for that portion will be determined in accordance with “Death Benefit – Death of Owner During the Annuity Phase” and “Death Benefit – Death of Annuitant.” The death benefit for the portion of the Contract Value remaining in the Accumulation Phase will be determined in accordance with “Death Benefit – Death of Owner During the Accumulation Phase” and “Death Benefit – Death of Annuitant.”
Due Proof of Death
For purposes of determining due proof of death, we require:
•
a certified death certificate; or

•
a certified decree of a court of competent jurisdiction as to the finding of death; or

•
any other proof satisfactory to us.

Additional Features
Terminal Illness Withdrawal Benefit
With this benefit, you may withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order at our Service Center that you (or an Annuitant, if the Owner is a non-natural person) have met the following conditions:
•
For purposes of this benefit, you (or an Annuitant, if the Owner is a non-natural person) were not diagnosed with a terminal illness or a terminal condition resulting from bodily injury or disease or both as of the Issue Date.

•
Each withdrawal request is made on or after the “Eligibility Date for Waiver of Contingent Deferred Sales Charge,” which is one year after the Issue Date.

•
We will require proof that you (or an Annuitant, if the Owner is a non-natural person) are terminally ill, as described in Item 1 above, and not expected to live more than 12 months. This proof will include, but is not limited to, certification by a state licensed medical practitioner performing within the scope of his/her license. The state licensed medical practitioner must not be you or your parent, sibling, spouse or child (or an Annuitant or an Annuitant’s parent, sibling, spouse or child if the Owner is a non-natural person).

If we determine that your Written Request for a withdrawal free of CDSC does not meet the qualifying conditions, we will provide a Written Notice of such determination. We will not proceed with your Written Request for a withdrawal until we receive notification from you that you accept or reject the withdrawal including the CDSC assessed. If you do not accept the withdrawal including the CDSC, the withdrawal request will not be processed. If you do accept the withdrawal including the CDSC, we will process it on the Business Day you notify us of your acceptance.
The Terminal Illness Withdrawal Benefit is not available in Connecticut. Please contact your registered representative or call the Service Center for more information.
Nursing Home and Hospital Withdrawal Benefit
With this benefit, you may withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order at our Service Center that you (or an Annuitant, if the Owner is a non-natural person) have been admitted to a licensed nursing care facility or accredited hospital or its successor, subject to the following requirements:
•
For purposes of this benefit, you (or the Annuitant, if the Owner is a non-natural person) are not confined in a licensed nursing care facility or accredited hospital or its successor on the Issue Date.

•
Each withdrawal request is made on or after the “Eligibility Date for Waiver of Contingent Deferred Sales Charge,” which is one year after the Issue Date.

•
Each withdrawal request is made within 120 calendar days after services were provided to you (or the Annuitant, if the Owner is a non-natural person). You must have been confined at a licensed nursing care facility and/or accredited hospital or its successor for a consecutive period of at least 90 consecutive calendar days.

•
The confinement must be prescribed by a state licensed medical practitioner performing within the scope of his/her license.

•
Each withdrawal is accompanied by proof satisfactory to us that you (or the Annuitant, if the Owner is a non-natural person) meet the qualifying conditions above.

You may not participate in the Systematic Withdrawal Program if we are currently waiving the CDSC in accordance with this benefit.
A licensed nursing care facility is an institution licensed by the state in which it is located to provide skilled nursing care, intermediate nursing care, or custodial nursing care. An accredited hospital is a hospital licensed, or recognized as a general hospital, by the state in which it is located or by the Joint Commission on the Accreditation of Hospitals, or its successors.

If we determine that your Written Request for a withdrawal free of CDSC does not meet the qualifying conditions, we will provide a Written Notice of such determination. We will not proceed with your Written Request for a withdrawal until we receive notification from you that you accept or reject the withdrawal including the CDSC assessed. If you do not accept the withdrawal including the CDSC, the withdrawal request will not be processed. If you do accept the withdrawal including the CDSC, we will process it on the Business Day you notify us of your acceptance.
The Nursing Home and Hospital Withdrawal Benefit is not available in California and Connecticut. Please contact your registered representative or call the Service Center for more information.
Guaranteed Minimum Accumulation Benefit (GMAB)
The GMAB is no longer available for sale. Prior to June 12, 2017, a choice of two GMAB features was available at the time you purchased your Contract.
What is the GMAB?
The GMAB may provide protection in the event of a lower Contract Value that may result from the investment performance of the Contract. If you are participating in a GMAB, we guarantee that at the end of your benefit period your Contract Value will equal no less than a specified amount called the “GMAB Amount.”
While your GMAB is in effect, you cannot participate in the Automatic Rebalancing Program, the Automatic Investment Plan, the Separate Account Dollar Cost Averaging Program, or the DCA Fixed Account.
The two GMABs provided the following different benefit periods:
•
12-Year Benefit; and

•
20-Year Benefit.

Other significant differences between the two GMABs are shown in the table below.
GMAB	12-Year Benefit	20-Year Benefit
Maximum Election Age	75	65
Benefit Period	12 years	20 years
GMAB Amount(1)	100% of Purchase Payments made during the first Contract Year, adjusted for any withdrawals	165% of Purchase Payments made during the first Contract Year, adjusted for any withdrawals
Ability to reset GMAB Amount	Yes	No
Cost (annualized)(2)	Current Charge: 1.40% of the GMAB Amount(1) Maximum Charge: 2.50% of the GMAB Amount(1)	Current Charge: 1.40% of the GMAB Charge Base(2) Maximum Charge: 2.50% of the GMAB Charge Base(2)
(1)
“GMAB Amount” refers to the minimum Contract Value guaranteed at the end of the benefit period. The GMAB Amount will be recalculated after a reset. See “GMAB Amount” and “The Reset Option.”

(2)
“GMAB Charge Base” refers to the total Purchase Payments made during the first Contract Year, adjusted by any withdrawals during the benefit period. See “GMAB Charge” under “20-Year Benefit.”

Allocation Restrictions
Your Purchase Payments and entire Contract Value must be allocated only to one or more Sub-Accounts approved by us during the time the GMAB is in effect. See the table of allocation restrictions below.
If you request a change in your allocations or a transfer of Contract Value to any Sub-Account not approved by us, you will be required to terminate the GMAB by Written Request before the allocation change or transfer can be processed.
While your GMAB is in effect, your allocations are restricted to either Custom Allocation Choice Select or one of the MML Asset Allocation Sub-Accounts listed below.

Custom Allocation Choice Select		Any one of the following:
Range	Sub-Accounts	MML Asset Allocation Sub-Accounts
40% to 60%	MML Managed Bond	MML American Funds Core Allocation(3) MML Balanced Allocation MML Conservative Allocation MML Moderate Allocation
20% to 25% (total)	MML Equity MML Equity Income
20% to 25% (total)	MML American Funds® Growth(1) MML Growth & Income
0% to 10% (total)	MML Mid Cap Growth MML Mid Cap Value
0% to 10% (total)	Invesco Oppenheimer V.I. Global MML American Funds® International(2) MML Global
(1)
MML American Funds® Growth Sub-Account formerly known as MML Growth Sub-Account.

(2)
MML American Funds® International Sub-Account formerly known as MML International Sub-Account.

(3)
MML American Funds Core Allocation Sub-Account formerly known as MML Core Allocation Sub-Account.

You can make transfers by moving your full Contract Value from one MML Asset Allocation Sub-Account to another MML Asset Allocation Sub-Account or to the Custom Allocation Choice Select program. In addition, you can make transfers by moving your full Contract Value from the Custom Allocation Choice Select program to one of the MML Asset Allocation Sub-Accounts. You cannot make a partial transfer between the Custom Allocation Choice Select program and any of the MML Asset Allocation Sub-Accounts. However, you can reallocate your Contract Value amongst the Custom Allocation Choice Select Sub-Accounts so long as the Contract Value remains within the ranges listed in the table above at the time of the transfer.
We may make a change to the available Sub-Accounts due to a fund reorganization, fund substitution, or to help protect our ability to provide the guarantees under a GMAB. If such a change is required, we will provide you with Written Notice prior to the effective date of such change to allow you to reallocate your Contract Value to maintain your GMAB. If you do not reallocate your Contract Value, your GMAB will terminate as of the effective date of such change.
The allocation restrictions will no longer apply to your Contract upon termination or suspension of the GMAB or the end of your benefit period. Your Contract Value will remain as allocated until you provide new allocation instructions.
Conflicts of Interest
You should be aware that we are subject to a conflict of interest insofar as, by requiring you to allocate your Purchase Payments and Contract Value to one or more Sub-Accounts approved by us, we are attempting to reduce the risk to us that we will have to pay a GMAB Credit, if any, from our General Account assets. The Sub-Accounts approved by us reduce the risk that we will have to pay a GMAB Credit, if any, from our General Account by reducing the risk of loss to your Contract Value. See “How Do We Calculate the GMAB Credit?” below.
Custom Allocation Choice Select
You may only elect Custom Allocation Choice Select if you are participating in a GMAB. If you elect Custom Allocation Choice Select, you must allocate your Contract Value within the Custom Allocation Choice Select parameters. The parameters are the minimum and maximum that may be allocated to each asset category offered through Custom Allocation Choice Select. Periodically, we will rebalance your Contract Value so that it continues to follow the parameters. You can elect that the rebalancing occur quarterly, annually or semiannually during each calendar year. If you do not make an election, rebalancing will occur quarterly. Participation in Custom Allocation Choice Select does not assure a profit and does not protect you against loss in a declining market.
We will terminate your participation in Custom Allocation Choice Select:
•
If you terminate your GMAB;

•
if you transfer your full Contract Value to one of the MML Asset Allocation Sub-Accounts;

•
if you apply your full Contract Value to an Annuity Option;

•
if you withdraw the total Contract Value; or

•
upon payment of the death benefit.

If you terminate your GMAB, your Contract Value will no longer be rebalanced and will remain as allocated at the time your GMAB is terminated until you provide new allocation instructions.
Important GMAB Considerations
With respect to each GMAB, you should understand:
•
The GMAB does not in any way guarantee the performance of any of the Sub-Accounts available under the Contract.

•
The restrictions in the amount and type of Sub-Accounts available to you under the GMAB are intended to help us manage the risk that we will be required to provide a GMAB Credit to you.

•
Any IRS minimum distribution requirements may negatively impact the GMAB Amount. Consult a tax adviser before considering the GMAB in conjunction with a tax-qualified contract.

•
Withdrawals will negatively impact the GMAB Amount. Since withdrawals result in a pro-rata adjustment to the GMAB Amount, the GMAB Amount may be reduced by more than the actual dollar amount of the withdrawals. See “Appendix C – Guaranteed Minimum Accumulation Benefit (12-Year Benefit) Examples – Example 3.”

•
Any Purchase Payments made after the first Contract Year or after reset will increase your Contract Value, but will not increase your GMAB Amount. Additional Purchase Payments after the first Contract Year or after reset may affect the GMAB Credit (positively or negatively). The GMAB Credit is determined by comparing the GMAB Amount to your Contract Value (or a percentage of your Contract Value) at the end of the benefit period. See “12-Year Benefit – How Do We Calculate the GMAB Credit?” or “20-Year Benefit – How Do We Calculate the GMAB Credit?” See also “Appendix C – Guaranteed Minimum Accumulation Benefit (12-Year Benefit) Examples – Example 4.”

•
All withdrawals will reduce your GMAB Amount regardless of the timing and impact of any prior Purchase Payments.

•
The GMAB is a long-term benefit and you may only benefit from this feature if you continue the GMAB for the full benefit period. Carefully consider the share class of the Contract you elect, your investment time horizon, and the benefits of the GMAB option selected.

Canceling the GMAB
You may cancel the GMAB at any time. You should be aware that if you cancel the GMAB you will not receive a benefit under the GMAB and any additional charges previously deducted from your Contract Value will not be returned. The cancellation will be effective on the Business Day we receive our cancellation form in Good Order at our Service Center. Once the GMAB is terminated, it cannot be reinstated.
GMAB Termination
The GMAB will terminate under any of the following conditions:
•
if we receive our cancellation form in Good Order at our Service Center;

•
if you elect to have all of your Contract Value applied to an Annuity Option;

•
in most states, if you change the ownership of the Contract, except:

•
changes to a spouse, domestic partner or civil union partner who was not over the maximum allowable age for electing the GMAB on the Issue Date,

•
changes in ownership to or from certain trusts;

•
if a death benefit becomes payable in accordance with the provisions of the Contract, including a Contract continued after your death by a non-spouse Beneficiary or a Contract continued by a spouse, domestic partner or civil union partner who had reached the maximum allowable age for electing the GMAB on the Issue Date;

•
if the Contract terminates according to the terms of the Contract, except if your Contract Value declines to zero due to investment performance and/or the deduction of charges; or

•
when the benefit period ends.

12-Year Benefit
If you elected the GMAB with a 12-year benefit period, the benefit period will initially end upon your 12th Contract Anniversary. This GMAB offers a reset option, subject to the restrictions described below.

Election
The GMAB was only available at the time you applied for a Contract. The GMAB with a 12-year benefit period was not available for selection if the oldest Owner (or Annuitant, if the Owner is a non-natural person) was over the age of 75.
GMAB Amount
While the GMAB is in force, it provides for a minimum Contract Value at the end of the benefit period (GMAB Amount). If you have not elected to reset the GMAB Amount, it is equal to the total Purchase Payments received prior to the first Contract Anniversary reduced by adjustments for any withdrawals. If you elect to reset the GMAB Amount, the GMAB Amount will equal the Contract Value as of the reset date reduced by adjustments for any subsequent withdrawals. See “GMAB Amount Adjustment for Withdrawals” below for a description of how we adjust the GMAB Amount for withdrawals.
GMAB Amount Adjustment for Withdrawals
On the Business Day a withdrawal is effective, we will adjust your GMAB Amount. The adjustment for withdrawals is calculated as follows:
(1)
The withdrawal amount, including any applicable CDSC; divided by

(2)
Your Contract Value immediately prior to the withdrawal; with the result multiplied by

(3)
Your GMAB Amount immediately prior to the withdrawal.

Withdrawals will reduce your GMAB Amount in direct proportion to the Contract Value reduction. For example if you take a 20% withdrawal from your Contract Value, your GMAB Amount will be reduced by 20%.
We consider the application of a portion of your Contract Value to an Annuity Option as a withdrawal for purposes of calculating the GMAB Amount.
Benefit Period
The GMAB Amount is not available until the end of the benefit period. The benefit period ends on the Contract Anniversary twelve years after the later of the Issue Date or the most recent reset date. However if your Contract Anniversary falls on a non-Business Day, the benefit period will end on the next Business Day.
The Reset Option
Beginning on your second Contract Anniversary, and each subsequent Contract Anniversary while the GMAB is in effect, you may elect to reset your GMAB Amount which will start your twelve year benefit period over again. For example, if you reset as of your second Contract Anniversary, your 12-year benefit period will end on your 14th Contract Anniversary.
If you want to reset your GMAB Amount on your upcoming Contract Anniversary, you must submit a Written Request in Good Order to our Service Center within the period beginning 30 calendar days prior to your Contract Anniversary and ending at the Close of Business on the Business Day immediately preceding your Contract Anniversary.
We will determine if a reset is applicable by comparing your Contract Value to your GMAB Amount. If your Contract Value is less than or equal to the GMAB Amount, the reset will not take place and the existing GMAB Amount and benefit period will remain in place. If your Contract Value is greater than the GMAB Amount, we will reset the GMAB Amount to equal the Contract Value, as detailed below.
•
If your Contract Anniversary falls on a Business Day, we will use your Contract Value as of the Close of Business on that day to compare to your GMAB Amount and, if applicable, will reset the GMAB Amount on your Contract Anniversary.

•
If your Contract Anniversary falls on a non-Business Day, we will use your Contract Value as of the Business Day immediately preceding your Contract Anniversary to compare to your GMAB Amount and, if applicable, will reset the GMAB Amount on the Business Day immediately preceding your Contract Anniversary.

You cannot elect a reset that would extend your benefit period beyond your Annuity Date. The reset election is not available if the oldest Owner (or Annuitant if the Owner is a non-natural person) is age 79 or older. Purchase payments made after a reset will not change the GMAB Amount.

What Happens at the End of the Benefit Period?
At the end of the benefit period, we determine whether a credit is due (GMAB Credit). If a GMAB Credit is due, we credit your Contract Value at the end of the benefit period. The GMAB Credit will be applied proportionally to the Sub-Accounts you are invested in when we apply the GMAB Credit. Electing a GMAB does not guarantee that a GMAB Credit will be paid.
At the end of the benefit period, your election of the GMAB terminates with no benefits or charges accruing thereafter. For additional information see “Appendix C – Guaranteed Minimum Accumulation Benefit (12-Year Benefit) Examples – Example 4.”
How Do We Calculate the GMAB Credit?
The amount of your GMAB Credit, if any, depends on the timing of your Purchase Payments as detailed below.
(1)
If you have not made any Purchase Payments after the first Contract Year and there has not been a reset, or you have not made any Purchase Payments after your most recent reset, then your GMAB Credit equals the result of A minus B:

(a)
Your GMAB Amount at the end of the benefit period; and

(b)
Your Contract Value at the end of the benefit period.

If B is greater than A, you will not receive a GMAB Credit.
(2)
If any Purchase Payments were made after the first Contract Year and there has not been a reset, then your GMAB Credit equals the result of A minus B:

(a)
Your GMAB Amount at the end of the benefit period; and

(b)
Your Contract Value at the end of the benefit period multiplied by the following percentage:

(i)
Purchase Payments made during the first Contract Year; divided by

(ii)
Total Purchase Payments.

If B is greater than A, you will not receive a GMAB Credit.
(3)
If any Purchase Payments were made after the most recent reset, then your GMAB Credit equals the result of A minus B:

(a)
Your GMAB Amount at the end of the benefit period; and

(b)
Your Contract Value at the end of the benefit period multiplied by the following percentage:

(i)
Your Contract Value as of the most recent reset; divided by

(ii)
Your Contract Value as of the most recent reset plus any Purchase Payments made after the most recent reset.

If B is greater than A, you will not receive a GMAB Credit.
See “Appendix C – Guaranteed Minimum Accumulation Benefit (12-Year Benefit) Examples – Example 4.”
GMAB Charge
While the GMAB remains in effect, the GMAB charge will be deducted from the Contract Value quarterly in arrears. The first charge will be deducted three months after the rider effective date. The charge will be deducted from the Sub-Accounts in the ratio that your value in each Sub-Account bears to your Contract Value. The current GMAB charge is equal to a percentage of the GMAB Amount, as of the date the charge is deducted.
If the GMAB is terminated for any reason, a pro-rated charge will be deducted at the time of termination, based on the ratio of  (a) total calendar days elapsed in that quarter, and (b) total calendar days in that quarter. The GMAB charge will be discontinued upon termination of the GMAB.
We may change the GMAB charge at any time while you own the Contract, including upon reset of the GMAB Amount, subject to the maximum GMAB charge. We will notify you in advance by Written Notice if we change the GMAB charge.
See “Fees and Expenses” for the current and maximum GMAB charges.

20-Year Benefit
If you elected the GMAB with a 20-year benefit period, the benefit period will end upon your 20th Contract Anniversary. This option does not offer a reset option.
Election
The GMAB was only available at the time you applied for a Contract. The GMAB with a 20-year benefit period was not available for selection if the oldest Owner (or Annuitant, if the Owner is a non-natural person) was older than age 65.
GMAB Amount
While the GMAB is in force, it provides for a minimum Contract Value at the end of the benefit period (GMAB Amount). It is equal to 165% of the total Purchase Payments received prior to the first Contract Anniversary, reduced by adjustments for any withdrawals. See “GMAB Amount Adjustment for Withdrawals” below for a description of how we adjust the GMAB Amount for withdrawals.
GMAB Amount Adjustment for Withdrawals
On the Business Day a withdrawal is effective, we will adjust your GMAB Amount. The adjustment for withdrawals is calculated as follows:
(1)
The withdrawal amount, including any applicable CDSC; divided by

(2)
Your Contract Value immediately prior to the withdrawal; with the result multiplied by

(3)
Your GMAB Amount immediately prior to the withdrawal.

Withdrawals will reduce your GMAB Amount in direct proportion to the Contract Value reduction. For example if you take a 20% withdrawal from your Contract Value, your GMAB Amount will be reduced by 20%.
We consider the application of a portion of your Contract Value to an Annuity Option as a withdrawal for purposes of calculating the GMAB Amount.
Benefit Period
The GMAB Amount is not available until the end of the benefit period. The benefit period ends on the Contract Anniversary twenty years after the Issue Date. However if your Contract Anniversary falls on a non-Business Day, the benefit period will end on the next Business Day.
What Happens at the End of the Benefit Period?
At the end of the benefit period, we determine whether a credit is due (GMAB Credit). If a GMAB Credit is due, we credit your Contract Value at the end of the benefit period. The GMAB Credit will be applied proportionally to the Sub-Accounts you are invested in when we apply the GMAB Credit. Electing a GMAB does not guarantee that a GMAB Credit will be paid.
At the end of the benefit period, your election of the GMAB terminates with no benefits or charges accruing thereafter. For additional information see “Appendix D – Guaranteed Minimum Accumulation Benefit (20-Year Benefit) Examples – Example 4.”
How Do We Calculate the GMAB Credit?
The amount of your GMAB Credit, if any, depends on the timing of your Purchase Payments as detailed below.
(1)
If you have not made any Purchase Payments after the first Contract Year, then your GMAB Credit equals the result of A minus B:

(a)
Your GMAB Amount at the end of the benefit period; and

(b)
Your Contract Value at the end of the benefit period.

If B is greater than A, you will not receive a GMAB Credit.
(2)
If any Purchase Payments were made after the first Contract Year, then your GMAB Credit equals the result of A minus B:

(a)
Your GMAB Amount at the end of the benefit period; and

(b)
Your Contract Value at the end of the benefit period multiplied by the following percentage:

(i)
Your total Purchase Payments made in the first Contract Year multiplied by 165%; divided by

(ii)
Your total Purchase Payments made in the first Contract Year multiplied by 165% plus any Purchase Payments made after the first Contract Year.

If B is greater than A, you will not receive a GMAB Credit. See “Appendix D – Guaranteed Minimum Accumulation Benefit (20-Year Benefit) Examples – Example 4.”
GMAB Charge
While the GMAB remains in effect, the GMAB charge will be deducted from the Contract Value quarterly in arrears. The first charge will be deducted three months after the rider effective date. The charge will be deducted from the Sub-Accounts in the ratio that your value in each Sub-Account bears to your Contract Value.
The current GMAB charge is equal to a percentage of the GMAB Charge Base. We calculate the GMAB Charge Base on the Business Day the charge is assessed. The GMAB Charge Base is the total Purchase Payments made during the first Contract Year adjusted by any withdrawals, including any applicable CDSC, made during the benefit period.
For purposes of determining the impact of a withdrawal on the GMAB Charge Base, we calculate the proportion of the withdrawal amount to the Contract Value immediately prior to the withdrawal and then reduce the GMAB charge by that proportion.
If the GMAB is terminated for any reason, a pro-rated charge will be deducted at the time of termination, based on the ratio of  (a) total calendar days elapsed in that quarter, and (b) total calendar days in that quarter. The GMAB charge will be discontinued upon termination of the GMAB.
We may change the GMAB charge at any time while you own the Contract, subject to the maximum GMAB charge shown. We will notify you in advance by Written Notice if we change the GMAB charge.
See “Fees and Expenses” for the current and maximum GMAB charges.
Taxes
The information in this prospectus is general and is not an exhaustive discussion of all tax questions that might arise under the Contract. The information is not written or intended as tax or legal advice. You should consult a tax adviser about your own circumstances. In addition, we do not profess to know the likelihood that current federal income tax laws and Treasury Regulations or the current interpretations of the Internal Revenue Code, Regulations, and other guidance will continue. We cannot make any guarantee regarding the future tax treatment of any Contract. We reserve the right to make changes in the Contract to assure that it continues to qualify as an annuity for tax purposes.
No attempt is made in this prospectus to consider any applicable state or other tax laws.
Taxation of the Company
MassMutual is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (IRC). For federal income tax purposes, the Separate Account is not a separate entity from MassMutual, and its operations form a part of MassMutual.
Investment income and any realized gains on Separate Account assets generally are reflected in the Contract Value, although treated as accruing to the Company and not to you. As a result, no taxes are due currently on interest, dividends and short or long-term gains earned by the Separate Account with respect to your Contract. The Company may be entitled to certain tax benefits related to the investment of Company assets, including assets of the Separate Account. These tax benefits, which may include foreign tax credits and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
Annuities in General
Annuity contracts are a means of both setting aside money for future needs — usually retirement — and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the IRC for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral.

Diversification
IRC Section 817(h) imposes certain diversification standards on the underlying assets of variable annuity contracts. The IRC provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the Contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the Owner with respect to earnings under the Contract prior to the receipt of payments under the Contract. We intend that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.
Investor Control of Assets
For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the separate accounts. You can transfer among the Sub-Accounts but cannot direct the investments each underlying Fund makes. If you have too much investor control of the assets supporting the Separate Account Funds, then you will be taxed on the gain in the Contract as it is earned rather than when it is withdrawn. The IRS has provided some guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether an owner will be deemed to own the assets in the contract if a variable contract offers too large a choice of Funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the Contract, as necessary, so that you will not be treated as having investor control of the assets held under the Separate Account.
Non-Qualified Contracts
Your Contract is referred to as a Non-Qualified Contract if you do not purchase the Contract under a qualified plan such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan.
Qualified Contracts
Your Contract is referred to as a Qualified Contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan. Qualified plans are subject to various limitations on eligibility, contributions, transferability and distributions based on the type of plan. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of such an investment.
Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.
Contracts issued under a qualified plan include special provisions restricting Contract provisions that may otherwise be available as described in this prospectus. Generally, Contracts issued under a qualified plan are not transferable. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from qualified contracts. See “Taxes – Taxation of Qualified Contracts.”
Eligible rollover distributions from an IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan may generally be rolled over into another IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan.
These amounts may be transferred directly from one qualified plan or account to another, or as an indirect rollover, in which the plan participant receives a distribution from the qualified plan or account, and reinvests it in the receiving qualified plan or account within 60 days of receiving the distribution.

IRC Section 408(d)(3)(B) provides that an individual is only permitted to make one indirect rollover from an IRA to another IRA in any 1-year period. The IRS previously applied this limitation on an IRA-by-IRA basis, allowing a taxpayer to make an indirect rollover from an IRA, so long as he or she had not made an indirect rollover from that same IRA within the preceding 1-year period, even if he or she had made indirect rollovers from a different IRA. Effective for distributions on or after January 1, 2015 the limitation applies on an aggregate basis, meaning that an individual cannot make an indirect rollover from one IRA to another if he or she has made an indirect rollover involving any IRA (including a Roth, SEP, or SIMPLE IRA) within one year. It is important to note that the one rollover per year limitation does not apply to amounts transferred directly between IRAs in a trustee-to-trustee transfer.
On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts we sell in connection with qualified plans use annuity tables which do not differentiate on the basis of sex. Such annuity tables are also available for use in connection with certain non-qualified deferred compensation plans.
Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of your investment. The contribution limits referenced in the plan descriptions below are the limits for 2020, and may change in subsequent years.
Individual Retirement Annuities
IRC Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See “Taxes – Taxation of Qualified Contracts.” IRA contributions are limited to the lesser of  $6,000 or 100% of compensation, and an additional catch-up contribution of  $1,000 is available for individuals age 50 and over. Contributions are deductible, unless you are an active participant in a qualified plan and your modified adjusted gross income exceeds certain limits. Contracts issued for use with IRAs are subject to special requirements by the IRC, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. You should consult a tax adviser as to the tax treatment and suitability of such an investment.
SEP IRAs
IRC Section 408(k) permits certain employers to establish IRAs for employees that qualify as Simplified Employee Pension (SEP) IRAs. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. SEP IRAs are treated as defined contribution plans for purposes of the limits on employer contributions. Employer contributions cannot exceed the lesser of:
•
$57,000; or

•
25% of compensation (a maximum of $285,000 of compensation may be considered).

The employee may treat the SEP account as a traditional IRA and make deductible and non-deductible contributions if the general IRA requirements are met. SEP IRAs are subject to additional restrictions, including on items such as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.
SIMPLE IRAs
IRC Section 408(p) permits certain small employers to establish a Savings Incentive Match Plan for Employees (SIMPLE) IRA. SIMPLE IRA plans permit employees to make elective contributions only through a qualified salary reduction agreement. Employers can make contributions to the plan through either matching contributions or non-elective contributions. An employee’s annual elective salary reduction contributions are limited to the lesser of $13,500 or 100% of compensation, and an additional catch-up contribution is available for individuals age 50 and over, up to the lesser of  $3,000 or total compensation less any other elective deferrals. Elective contributions made to a SIMPLE IRA are counted against the overall limit on elective deferrals by any individual (the lesser of $19,500 or 100% of compensation). The employer must make certain matching contributions or non-elective contributions to the employee’s account. SIMPLE IRAs are subject to additional restrictions, including on items such as: the form, manner and timing of distributions;

transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to tax treatment and suitability of such an investment.
Roth IRAs
IRC Section 408A permits eligible individuals to contribute to a non-deductible IRA, known as a Roth IRA. Roth IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Roth IRA contributions are limited to the lesser of  $6,000 or 100% of compensation, and an additional catch-up contribution of  $1,000 is available for individuals age 50 or over. The maximums are decreased by any contributions made to a traditional IRA for the same tax year. Lower maximum Roth IRA contribution limits apply to individuals whose modified adjusted gross income exceeds certain limits. Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, known as a conversion. The individual must pay tax on any portion of the IRA being rolled over that represents income or previously deductible IRA contributions. The determination of taxable income is based on the fair market value of the IRA at the time of the conversion. See “Taxes – Required Minimum Distributions for Qualified Contracts” for information on the determination of the fair market value of an annuity contract that provides additional benefits (such as certain living or death benefits). You should consult a tax adviser as to the tax treatment and suitability of such an investment.
Corporate Pension and Profit-Sharing Plans
IRC Sections 401(a) and 401(k) permit employers to establish various types of retirement plans for employees. Contributions made to the plan for the benefit of the employees and the earnings on those contributions are generally not included in gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. In general, annual contributions made by an employer and employee to a defined contribution plan may not exceed the lesser of:
•
$57,000; or

•
100% of compensation or earned income (a maximum of $285,000 of compensation may be considered).

An employee’s elective salary reduction contributions under a cash or deferred arrangement (i.e. a 401(k) plan) are limited to $19,500, with an additional catch-up contribution of up to $6,500 available for eligible participants age 50 or over. Defined benefit plans are limited to contributions necessary to fund a promised level of benefit. The annual benefit under a defined benefit plan is limited to:
•
100% of compensation for a participant’s highest three years; or

•
$230,000.

Plans are subject to additional restrictions, including on such items as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.
H.R. 10 Plans
IRC Section 401(a) permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R.10” or “Keogh” plans. Contributions made to the plan for the benefit of the employees and the earnings on those contributions are generally not included in gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. In general, H.R. 10 Plans are subject to the same restrictions as corporate pension and profit-sharing plans (see “Taxes – Qualified Contracts – Corporate Pension and Profit-Sharing Plans”), including limitations on eligibility, participation, contributions, time and manner of distributions, transferability and taxation of distributions. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of Non-Qualified Contracts
You, as the Owner of a non-qualified annuity, will generally not be taxed on any increases in the value of your Contract until a distribution occurs. There are different rules as to how you are taxed depending on whether the distribution is a withdrawal or an Annuity Payment.
Withdrawals
The IRC generally treats any withdrawal:
•
allocable to investment in the Contract made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982 and

•
from an annuity contract entered into after August 13, 1982,

as first coming from earnings and then from your investment in the Contract. The withdrawn earnings are subject to tax as ordinary income.
Annuity Payments
Annuity Payments occur as the result of the Contract reaching its annuity start date. Non-annuitized life expectancy distributions made to a Beneficiary, under a Non-Qualified Beneficiary Annuity SWP program that we administer, are also treated as Annuity Payments. A portion of each Annuity Payment is treated as a partial return of your investment in the Contract and is not taxed. The remaining portion of the Annuity Payment is treated as ordinary income. The Annuity Payment is divided between these taxable and non-taxable portions based on the calculation of an exclusion amount. The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. If, in any year, total payments received under a variable Annuity Option are less than the exclusion amount allocable to that year, Treasury Regulations allow you to choose to recalculate your exclusion amount in subsequent years, by filing a statement with your income tax return. We will continue to report distributions using the exclusion amount as originally calculated. For additional information, please consult with your tax advisor and see IRS Publication 939. Annuity Payments received after you have recovered all of your investment in the Contract are fully taxable.
The IRC also provides that any amount received (both Annuity Payments and withdrawals) under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is an additional tax equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:
(1)
paid on or after you reach age 59½;

(2)
paid to your Beneficiary after you die;

(3)
paid if you become totally disabled (as that term is defined in the IRC);

(4)
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or life expectancy or for the joint lives or joint life expectancies of you and your designated Beneficiary;

(5)
paid under an immediate annuity; or

(6)
which come from investment in the Contract made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used. The rules governing substantially equal periodic payments are complex. You should consult a tax adviser for more specific information.
Multiple Contracts
The IRC provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same owner by one company or its affiliates are treated as one deferred annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. This rule does not apply to immediate annuities.

Tax Treatment of Assignments
An assignment or pledge of a contract may be a taxable event. You should consult a tax adviser if you wish to assign or pledge your Contract. Annuity contracts issued after April 22, 1987 that are transferred for less than full and adequate consideration (including gifts) are subject to tax to the extent of gain in the contract. This does not apply to transfers between spouses or certain transfers incident to a divorce under IRC Section 1041.
Distributions After Death of Owner
In order to be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, IRC Section 72(s) requires that:
•
if any Owner dies on or after the annuity start date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and

•
if any Owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of such Owner’s death.

These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. The Non-Qualified Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. Non-annuitized life expectancy distributions made to a Beneficiary, under a Non-Qualified Beneficiary Annuity SWP program that we administer, will be treated as variable Annuity Payments for income tax purposes.
Taxation of Qualified Contracts
If you have no cost basis for your interest in a Qualified Contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total Contract Value. Special tax rules may be available for certain distributions from a qualified plan.
IRC Section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified plans, including contracts issued and qualified under IRC Sections 401 (pension and profit-sharing plans), 403 (TSAs), 408 (IRAs), and 408A (Roth IRAs). With respect to SIMPLE IRAs, the 10% penalty is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. Exceptions from the penalty tax are as follows:
(1)
distributions made on or after you reach age 59½;

(2)
distributions made after your death;

(3)
distributions made that are attributable to the employee being disabled as defined in the IRC;

(4)
after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary (in applying this exception to distributions from IRAs, a severance of employment is not required);

(5)
distributions made after severance from employment if you have reached age 55 (not applicable to distributions from IRAs);

(6)
distributions made to you up to the amount allowable as a deduction to you under IRC Section 213 for amounts you paid during the taxable year for medical care;

(7)
distributions made on account of an IRS levy made on a qualified retirement plan or IRA;

(8)
distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);

(9)
distributions from an IRA for the purchase of medical insurance (as described in IRC Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;
(10)
certain qualified reservist distributions;

(11)
distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in IRC Section 72(t)(7)) for the taxable year;

(12)
distributions from an IRA which are qualified first-time homebuyer distributions (as defined in IRC Section 72(t)(8)); and

(13)
distributions which are qualified birth or adoption distributions (as defined in IRC Section 72(t)(2)(H)).

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date, there is:
•
any addition to the account balance other than gains or losses,

•
any non-taxable transfer of a portion of the account balance to another retirement plan, or

•
a rollover by the individual of the amount received resulting in such amount not being taxable.

The rules governing substantially equal periodic payments are complex. You should consult a tax adviser or IRS Revenue Ruling 2002-62 for more specific information.
COVID-19 Relief for Qualified Contracts
The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act” or “Act”) provides certain tax relief to qualified plan participants and IRA owners impacted by the COVID-19 pandemic in 2020. These tax relief provisions are intended to make it easier for impacted individuals to access funds from qualified plans if needed. In addition the Act waives the requirement to take a required minimum distribution in 2020.
The Act provides beneficial tax treatment for “coronavirus-related distributions” taken from a qualified plan or IRA. A “coronavirus-related distribution” is defined as a distribution from an eligible retirement plan that is:
•
made on or after January 1, 2020 and before December 31, 2020, and

•
made to an individual (a) who is diagnosed (or whose spouse or dependent is diagnosed) with the virus SARS-CoV-2 or with the coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention, or (b) who experiences adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus or disease, being unable to work due to lack of child care due to such virus or disease, closing or reducing hours of a business owned or operated by the individual due to such virus or disease, or other factors as determined by the Secretary of the Treasury.

The aggregate amount of distributions received by an individual, from all qualified plans and IRAs, that may be treated as coronavirus-related distributions may not exceed $100,000.
Under the Act, eligible retirement plans may allow participants to take a coronavirus-related distribution, even if the participant would not otherwise be eligible to take a current distribution from the plan. Coronavirus-related distributions will not be subject to the 10% penalty on premature distributions, nor will such distributions from a qualified plan be subject to the 20% mandatory federal withholding that generally applies to eligible rollover distributions from qualified retirement plans. Instead, such distributions will be subject to withholding at a rate of 10%, unless the individual is eligible to and elects to opt out of federal withholding. The Act allows an individual to include a coronavirus-related distribution in their taxable income ratably over a three year period, and permits the distribution to be recontributed to a qualified plan or IRA within three years.
The Act also waives the requirement to take required minimum distributions from defined contribution plans and IRAs in 2020. The waiver applies to any RMD due from such an arrangement in 2020, including an RMD with respect to the 2019 tax year that the individual was eligible to and chose to defer until 2020. The waiver applies to both lifetime and post-death RMDs, such as those being taken under a beneficiary IRA. If a beneficiary is taking post-death distributions under the “5 year rule” that generally applied to post-death distributions for deaths prior to 2020, the 5-year period will be determined without regard to 2020. An individual does not need to meet any qualification requirements in order to take advantage of the RMD waiver.

Required Minimum Distributions for Qualified Contracts
For Qualified Contracts other than Roth IRAs, distributions generally must begin no later than April 1st of the calendar year following the later of:
(1)
the calendar year in which you attained age 70½, if you attained age 70½ on or before December 31, 2019, otherwise the calendar year in which you attain age 72; or

(2)
the calendar year in which you retire.

The date set forth in (2) does not apply to an IRA or to a five percent owner of the employer maintaining the plan. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated Beneficiary. Upon your death, additional distribution requirements are imposed. If your Contract is held as a Roth IRA, there are no RMDs during your life. However, upon your death your Beneficiary is subject to RMD requirements. If RMDs are not made, a 50% penalty tax is imposed on the amount that should have been distributed.
These rules were significantly changed under the Setting Every Community Up for Retirement Enhancement (SECURE) Act, enacted in late 2019, and differ for Qualified Contracts when death occurs after December 31, 2019 versus those where death occurred on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement).
Where the Owner’s death occurred on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), if the Contract had not yet entered the Annuity Phase and death occurred after the required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of the Owner’s death, or over the life or life expectancy of the designated Beneficiary. If the Contract had not entered the Annuity Phase and death occurred before the required beginning date, the remaining interest must be distributed within five years or over the life or life expectancy of the designated Beneficiary. If the Owner’s death occurred after the contract had entered the Annuity Phase, distributions must be made at least as rapidly as under the method in effect at the time of the Owner’s death.
If your death occurs after December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement) and your designated Beneficiary is not an “Eligible Designated Beneficiary” as defined in IRC Section 401(a)(9), the remaining interest must be distributed within ten years, regardless of whether your death occurs before or after your required beginning date or whether your Contract had entered the Annuity Phase. If your designated Beneficiary is considered an Eligible Designated Beneficiary, the remaining interest must be distributed within ten years or over the life or life expectancy of the designated Beneficiary.
If your death occurs after December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement) and you do not have a designated Beneficiary (including where your estate or certain trusts are the Beneficiary), the pre-2019 distribution rules generally apply. If your Contract has not yet entered the Annuity Phase and death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death. If the Contract has not yet entered the Annuity Phase and your death occurs before your required beginning date, the remaining interest must be distributed within five years. If your death occurs after your Contract has entered the Annuity Phase, distributions must be made at least as rapidly as under the method in effect at the time of your death.
The Regulations under IRC Section 401(a)(9) include a provision that could increase the dollar amount of RMDs for individuals who fund their IRA or qualified retirement plan with an annuity contract. During the Accumulation Phase of the annuity Contract, Treasury Regulations Section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the Owner or Beneficiary under the Contract in order to determine the fair market value of the Contract. A larger fair market value will result in the calculation of a higher RMD amount. You should consult a tax adviser to determine how this may impact your specific circumstances.
Partial Annuitization of Non-Qualified Contracts
The ability to apply only a portion of your Contract Value to an Annuity Option is commonly referred to as “partial annuitization” or “partially annuitizing.” Federal tax law provides favorable tax treatment of partial annuitization of a non-qualified annuity contract under certain circumstances. You should consult a tax adviser before electing to partially annuitize your Contract.

As part of the Small Business Jobs Act of 2010, IRC Section 72 was amended to provide that if part of an annuity contract’s value is applied to an Annuity Option that provides payments for one or more lives or for a period of at least ten years, the portion of the contract that is annuitized will be treated as a separate Contract and Annuity Payments received as a result of the partial annuitization will be treated as amounts received as an annuity instead of withdrawals, and given exclusion ratio treatment. The exclusion ratio is calculated by allocating the current investment in the Contract between the amount applied to the Annuity Option and the remaining portion of the original contract.
If the Annuity Option you elect does not meet one of the two above-described criteria, we will report all payments from your Contract, whether from the annuitized or the deferred portions of the Contract Value, to the IRS as a distribution with the taxable amount not determined beginning with the date of the partial annuitization. It is your responsibility to document to the IRS how much, if any, of a distribution is allocable to cost basis.
Taxation of Death Benefit Proceeds
Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows:
•
if distributed under Death Benefit Payment Option 1 (lump sum) or Option 2 (payment within five years of the date of the Owner’s death), they will be treated in the same manner as a withdrawal from the Contract; or

•
if distributed under Death Benefit Payment Option 3 or 4, they will be treated as Annuity Payments.

Section 1035 Tax Free Exchanges
IRC Section 1035 provides that a life insurance, endowment, or annuity contract may be exchanged for an annuity contract on a tax free basis. When this type of exchange occurs, the gain in the original contract is preserved in the new contract by transferring the cost basis under the original contract to the new contract. The IRS has provided guidance on the partial exchange of an annuity contract for another annuity contract. According to the guidance, partial exchanges occurring on or after October 24, 2011 will be tax free if no distribution takes place from either contract within 180 days after the exchange. If a distribution occurs within 180 days after the exchange, the IRS will apply general tax principles to determine the tax treatment of the transfer. The limitation on distributions within 180 days does not apply to Annuity Payments that are based on life expectancy or on a period certain of ten or more years. You should consult a tax adviser before entering into any 1035 exchange.
Partial exchanges which occurred prior to October 24, 2011 were subject to more restrictive guidance. You should consult a tax adviser if you have questions regarding the taxation of a prior exchange.
Beginning January 1, 2010, the Pension Protection Act of 2006 permits the exchange of an annuity contract for a qualified long-term care contract to qualify as a tax free 1035 exchange. However, if an annuity contract has entered the Annuity Phase, there is uncertainty and a lack of guidance regarding whether the exchange can qualify. Therefore, if an annuity contract has entered the Annuity Phase and the contract or the resulting Annuity Payments are exchanged for a qualified long-term care contract, we will not treat that as a tax free 1035 exchange.
The IRS has also issued guidance allowing a beneficiary of a non-qualified annuity contract to enter into a 1035 exchange of the death benefit for a new annuity contract, provided that the new contract will be administered as if the owner is deceased for purposes of the death benefit requirements of IRC Section 72(s). In order to allow the death benefit under a non-qualified annuity contract to be exchanged, we may require additional documentation from the issuer of the new contract, in order to ensure that this requirement is met.
Income Tax Reporting and Withholding
Federal law requires that we file an information return on Form 1099-R with the IRS (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31st of the calendar year following the year of any payment(s), we will issue the Form 1099-R to the owner of the annuity contract. Following the death of the Owner the Form 1099-R will be sent to each Beneficiary who receives a payment under the Contract.
The portion of any distribution that is includible in the gross income of the Owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate (but not lower). Distributions from certain retirement plans, excluding IRAs, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. The 20% withholding requirement generally does not apply to:

•
a series of substantially equal payments made at least annually for:

◦
the life or life expectancy of the Owner, or joint and last survivor expectancy of the Owner and a designated Beneficiary, or

◦
for a specified period of ten years or more;

•
distributions which are RMDs; or

•
hardship distributions from a 401(k) plan.

You should consult a tax adviser regarding withholding requirements.
Generation Skipping Transfer Tax Withholding
Under certain circumstances, the IRC may impose a generation skipping transfer tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Medicare Hospital Insurance Tax
A Medicare Hospital Insurance Tax (known as the Unearned Income Medicare Contribution) applies to all or part of a taxpayer’s net investment income, at a rate of 3.8%, when certain income thresholds are met. Net investment income is defined to include, among other things, non-qualified annuities and net gain attributable to the disposition of property. Under final tax regulations, the taxable portion of any distribution from a non-qualified annuity contract – including withdrawals  and Annuity Payments – is included in net investment income. Net investment income also includes the gain from the sale of a non-qualified annuity contract. Under current guidance, we are required to report to the IRS whether a distribution is potentially subject to the tax. You should consult a tax adviser as to the potential impact of the Medicare Hospital Insurance Tax on your Contract.
Non-Resident Aliens and Foreign Entities
Generally, a distribution from a Contract to a non-resident alien or foreign entity is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens or foreign entities may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN (or the equivalent form), providing us with:
•
proof of residency (in accordance with IRS requirements), and

•
the applicable taxpayer identification number.

If the above conditions are not met, we will withhold 30% of the income from the distribution. Additionally, under the Foreign Account Tax Compliance Act effective July 1, 2014, U.S. withholding may occur with respect to certain foreign entity owners (including foreign financial institutions and non-financial foreign entities (such as corporations, partnerships, and trusts)) at a 30% rate without regard to lower treaty rates.
Civil Unions and Domestic Partnerships
Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as a change of ownership or continuation of the Contract after death, may be taxable to those individuals. You should consult a tax adviser for more information on this subject.
Non-Natural Owner
When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation, limited liability company, partnership, trust or certain other entities) the Contract will generally not be treated as an annuity for tax purposes. This means that gain in the Contract will be taxed each year while the Contract is in the Accumulation Phase. This treatment is not generally applied to a Contract held by a trust or other entity as an agent for a natural person. If any beneficiary (including a contingent beneficiary) of a trust is a non-natural person, the Contract will not be treated as owned by an agent for a natural person, and gain in the Contract will be taxed annually, whether or not the trust is a grantor trust for income tax purposes. This treatment also does not apply to a Contract that qualifies as an immediate annuity. Before purchasing a Contract to be owned by a non-natural person or changing ownership on an existing Contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.

Distribution
The Contract is sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the Contracts sold by its registered representatives, and MSD serves as principal underwriter of the Contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.
MMLIS and MSD are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). MMLIS and MSD also receive compensation for their actions as principal underwriters of the Contracts.
Commissions and Allowances Paid
Commissions for sales of the Contract by MMLIS registered representatives are paid on behalf of MMLIS by MassMutual to MMLIS registered representatives. Commissions for sales of the Contract by registered representatives of other broker-dealers are paid on behalf of MSD by MassMutual to those broker-dealers. The maximum commission payable for the Contract is 8.63% of Purchase Payments made to a Contract and/or up to 2.4% of Contract Value annually.
Additional Compensation Paid to MMLIS
Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may help these registered representatives and their supervisors qualify for such benefits. MMLIS registered representatives who are also general agents or sales managers of MassMutual also may receive overrides, allowances and other compensation that is based on sales of the Contract by their registered representatives.
Additional Compensation Paid to Certain Broker-Dealers
We and MSD make additional commission payments to certain broker-dealers in the form of asset-based payments and sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The asset-based and sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote the Contract. Asset-based payments are based on the value of the assets in the MassMutual contracts sold by that broker-dealer. Sales-based payments are paid on each sale of the Contract and each subsequent Purchase Payment applied to the Contract. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. For a list of the broker-dealers to whom we currently pay additional compensation for selling the Contract, visit www.MassMutual.com/legal/compensation-arrangements or call our Service Center at the number shown on page 1 of this prospectus.
The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Some broker-dealers may receive two or more of these payments. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the Contract. Any such compensation will be paid by MSD or us and will not result in any additional direct charge to you.
Compensation in General
The compensation arrangements described above may provide a registered representative with an incentive to sell the Contract over other available contracts whose issuers do not provide such compensation. You may want to take these compensation arrangements into account when evaluating any recommendation regarding the Contract.
We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain Funds to help us make these cash and non-cash payments.

You may want to contact MMLIS or your registered representative to find out more about the compensation they receive in connection with your purchase of a Contract.
Commissions or overrides may also be paid to broker-dealers providing wholesaling services (such as providing sales support and training for sales representatives who sell the Contracts).
Other Information
Collateral Assignment
In certain states, you cannot assign the Contract without our approval. We will refuse or accept any request to assign the Contract on a non-discriminatory basis. Please refer to your Contract.
We must receive Written Notice of the assignment, in Good Order, for any assignment we allow to be binding on us. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. We are not responsible for the validity of an assignment. You may be subject to tax consequences if you assign your Contract.
If the Contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the Contract. If you assign your Contract, your rights may only be exercised with the consent of the assignee of record.
Registered Representative Transaction Authority
You may authorize us to accept instructions from the registered representative assigned to your Contract in order to make transfers among investment choices and changes to allocations for future Purchase Payments. To authorize the registered representative assigned to your Contract to make premium allocations and transfers, you must send a completed Transactional Authorization Form to our Service Center. We may revoke transaction authorization privileges for certain Owners. Transaction authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing.
We are not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.
Unclaimed Property
Every state has some form of unclaimed property law that imposes varying legal and practical obligations on insurers and, indirectly, on Contract Owners, Beneficiaries, and any other payees of proceeds from a Contract. Unclaimed property laws generally provide for the transfer of benefits or payments under various circumstances to the abandoned property division or unclaimed property office in the state of last residence. This process is known as escheatment. To help avoid escheatment, keep your own information, as well as Beneficiary and any other payee information up-to-date, including: full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. To update this information, contact our Service Center.
Anti-Money Laundering
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a Purchase Payment or block a Contract Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.
Voting Rights
We are the legal owner of the Fund shares. When a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain, from you and other Owners, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of Owners controlling the outcome of the vote. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the Accumulation Phase of your Contract, we determine the number of shares you may vote by dividing your Contract Value in each Fund, if any, by $100. Fractional shares are counted. During the Annuity Phase, you have no voting rights.
We may, when required by state insurance regulatory authorities, disregard voting instructions, if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objective of a Fund or to approve or disapprove an investment advisory contract for the Fund. In addition, we may disregard voting instructions that would require a change in the investment policy or investment adviser of one or more of the available Funds. Our disapproval of such change must be reasonable and based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Fund’s objectives and purpose. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
Payments We Make
We may be required to suspend or postpone payments for withdrawals or transfers from the Sub-Accounts for any period when:
•
the NYSE is closed (other than customary weekend and holiday closings);

•
trading on the NYSE is restricted;

•
an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; or

•
during any other period when the SEC, by order, so permits for your protection.

In addition, if, pursuant to the SEC’s rules, a money market Fund suspends payment of redemption proceeds in connection with a liquidation of that Fund, we will delay payment of any transfer, withdrawal or death benefit from the applicable money market Sub-Account until the Fund is liquidated.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a Purchase Payment or block an Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.
Changes to the Contract
We reserve the right to amend the Contract to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the Contract. We will notify you by Written Notice of such amendments.
Services and Administration
MassMutual has entered into an administrative services agreement with SE2, LLC (SE2), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 will provide the primary services required for the service and administration of the Contract. These services include, but are not limited to: document management services, new business processing, fund transfer, withdrawal, and death benefit processing as well as customer service call handling for all calls from both registered representatives and Owners.
Special Arrangements
For certain group or sponsored arrangements there may be expense savings that can be passed on to the customer because our cost for sales, administration, and mortality generally vary with the size of the customer. We will consider factors such as the size of the group, the nature of the sale, the expected Purchase Payment volume, and other factors we consider significant in determining whether to reduce charges. Subject to applicable state laws and regulations, we reserve the right to reduce or waive the mortality and expense risk charge, the administrative charge, the annual contract maintenance charge or any other charge that is appropriate to reflect any expense savings. We will make any reductions according to our rules in effect when an application for a Contract is approved. We may change these rules from time to time. Any reduction in charges will reflect differences in costs or services, and will not be unfairly discriminatory.
We reserve the right to modify or terminate such arrangements.

Termination of the Contract
We will terminate your Contract upon the occurrence of any of the following events:
•
the date of the last Annuity Payment if you have applied your entire Contract Value to an Annuity Option;

•
the date payment is made of the entire Contract Value when there are no Annuity Payments remaining;

•
the date of the last payment upon death to the last Beneficiary; or

•
the date your Contract is returned under the right to examine Contract provision.

In addition, in most states we reserve the right to terminate your Contract if no Purchase Payment has been made for at least two consecutive years measured from the date we received the last Purchase Payment; and each of the following amounts is less than $2,000 on the date we send notice of our election to terminate your Contract:
•
your Contract Value less any Premium Tax deducted; and

•
the sum of all Purchase Payments made into your Contract adjusted for any partial withdrawals.

Our Financial Statements
The financial statements for the Separate Account and the Company are included in the SAI. Our financial statements should be distinguished from the financial statements of the Separate Account, and you should consider our financial statements as bearing only upon our ability to meet our obligations under the Contracts. Contact us at our Service Center for a free copy of these financial statements and the SAI.
Computer System, Cybersecurity, and Service Disruption Risks
The Company and its business partners rely on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While the Company and its business partners have policies, procedures, automation and backup plans designed to prevent or limit the effect of failures, our respective computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond our control. The failure of our or our business partners’ computer systems for any reason could disrupt operations, result in the loss of customer business and adversely impact profitability.
The Company and its business partners retain confidential information on our respective computer systems, including customer information and proprietary business information. Any compromise of the security of our or our business partners' computer systems that results in the disclosure of personally identifiable customer information could damage our reputation, expose us to litigation, increase regulatory scrutiny and require us to incur significant technical, legal, and other expenses.
Geopolitical and other events, including natural disasters, war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events, and widespread disease, including pandemics (such as COVID-19) and epidemics, have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Company. These events may adversely affect computer and other systems on which the Company relies, interfere with the processing of contract-related transactions (including the processing of orders from owners and orders with the funds) and the Company’s ability to administer this contract in a timely manner, or have other possible negative effects. These events may also impact the issuers of securities in which the funds invest, which may cause the funds underlying the contract to lose value. There can be no assurance that we, the funds or our service providers will avoid losses affecting the contract due to these geopolitical and other events. If we are unable to receive U.S. mail or fax transmissions due to a closure of U.S. mail delivery by the government or due to the need to protect the health of our employees, you may still be able to submit transaction requests to the Company electronically or over the telephone. Our inability to receive U.S. mail or fax transmissions may cause delays in the pricing and processing of transaction requests submitted to us by U.S. mail or by fax during that time period.
Legal Proceedings
The Company is subject to legal and regulatory actions, including class action lawsuits, in the ordinary course of its business. Our pending legal and regulatory actions include proceedings specific to us, as well as proceedings generally applicable to business practices in the industry in which we operate. From time to time, we also are subject to governmental and administrative proceedings and regulatory inquiries, examinations, and investigations in the ordinary course of our business. In addition, we, along with other industry participants, may occasionally be subject to investigations, examinations, and inquiries (in some cases industry-wide) concerning issues upon which regulators have decided to focus. Some of these proceedings involve requests for substantial and/or unspecified amounts, including compensatory or punitive damages.
While it is not possible to predict with certainty the ultimate outcome of any pending litigation proceedings or regulatory action, management believes, based on information currently known to it, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect upon the Separate Account, the ability of the principal underwriter(s) to perform in accordance with its contracts with the Company on behalf of the Separate Account, or the ability of the Company to meet its obligations under the contract.
For more information regarding the Company’s litigation and other legal proceedings, see the notes to the Company’s financial statements contained within the SAI.
Table of Contents of the Statement of Additional Information
Services
Distribution
Fixed Annuity Payout Rates
Payment of Death Benefit
Experts
Financial Statements

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To obtain a free copy of the Statement of Additional Information with more details concerning subjects discussed in this prospectus, return this request form to the address shown below or call our Service Center at (866) 645-2362.
To:
MassMutual
P.O. Box 758511
Topeka, Kansas 66675-8550

Please send me the Statement of Additional Information for MassMutual Transitions SelectSM II (AN3603SAI).
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Appendix A
Condensed Financial Information
The following schedules include Accumulation Unit values for the periods indicated. We have extracted some of this data from the Separate Account’s audited financial statements. You should read this information in conjunction with the Separate Account’s audited financial statements and related notes that are included in the Statement of Additional Information.
Accumulation Unit Values — B-Share
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Value at Inception	Commencement of Public Offering
Fidelity® VIP Contrafund®	$15.13	$11.68	$12.67	$10.56	$9.93	$10.00	10/26/2015
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	16.20	11.80	12.76	10.07	9.99	10.00	10/26/2015
Invesco Oppenheimer V.I. Global	14.30	11.02	12.89	9.58	9.72	10.00	10/26/2015
Invesco Oppenheimer V.I. Global Strategic Income	10.98	$10.06	$10.68	$10.20	$9.72	$10.00	10/26/2015
Invesco Oppenheimer V.I. International Growth	11.79	9.33	11.75	9.42	9.81	10.00	10/26/2015
Invesco Oppenheimer V.I. Main Street	14.79	11.38	12.54	10.89	9.91	10.00	10/26/2015
Ivy VIP Asset Strategy	12.12	10.08	10.80	9.25	9.62	10.00	10/26/2015
MML Aggressive Allocation	13.48	11.04	12.22	10.45	9.78	10.00	10/26/2015
MML American Funds Core Allocation(*)	13.06	11.20	11.93	10.51	9.77	10.00	10/26/2015
MML American Funds® Growth(*)	17.04	13.26	13.52	10.72	9.96	10.00	10/26/2015
MML American Funds® International(*)	12.92	10.70	12.54	9.65	9.49	10.00	10/26/2015
MML Balanced Allocation	12.17	10.57	11.25	10.25	9.81	10.00	10/26/2015
MML Blend	13.58	11.37	12.07	10.63	9.87	10.00	10/26/2015
MML Blue Chip Growth	17.23	13.48	13.43	10.01	10.07	10.00	10/26/2015
MML Conservative Allocation	11.88	10.47	11.02	10.21	9.81	10.00	10/26/2015
MML Dynamic Bond	11.00	10.27	10.44	10.16	9.83	10.00	10/26/2015
MML Equity	13.57	10.95	12.35	10.83	9.77	10.00	10/26/2015
MML Equity Income	14.51	11.66	13.06	11.41	9.76	10.00	10/26/2015
MML Focused Equity	17.13	13.38	13.42	11.18	9.62	10.00	10/26/2015
MML Foreign	10.39	9.34	11.27	9.40	9.41	10.00	10/26/2015
MML Fundamental Growth(*)	16.70	12.69	12.77	10.16	9.94	10.00	10/26/2015
MML Fundamental Value	13.16	10.89	12.33	10.89	9.75	10.00	10/26/2015
MML Global	14.37	11.17	12.56	10.26	9.69	10.00	10/26/2015
MML Growth & Income	15.63	12.01	12.87	10.56	9.86	10.00	10/26/2015
MML Growth Allocation	12.97	10.87	11.85	10.37	9.79	10.00	10/26/2015
MML High Yield	12.30	11.14	11.70	10.99	9.58	10.00	10/26/2015
MML Income & Growth	14.04	11.46	13.18	11.39	9.94	10.00	10/26/2015
MML Inflation-Protected and Income	10.74	10.07	10.36	10.20	9.85	10.00	10/26/2015
MML International Equity	11.84	9.65	12.87	10.02	9.40	10.00	10/26/2015
MML Large Cap Growth	16.09	12.38	12.86	9.80	9.98	10.00	10/26/2015
MML Managed Bond	10.83	10.01	10.22	9.91	9.80	10.00	10/26/2015
MML Managed Volatility	11.34	10.29	10.96	10.21	10.00	10.00	10/26/2015
MML Mid Cap Growth	16.03	12.39	12.87	10.48	10.01	10.00	10/26/2015
MML Mid Cap Value	14.25	11.20	13.09	11.90	9.81	10.00	10/26/2015

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Value at Inception	Commencement of Public Offering
MML Moderate Allocation	$12.51	$10.70	$11.50	$10.31	$9.80	$10.00	10/26/2015
MML Short-Duration Bond	10.36	10.07	10.08	9.98	9.86	10.00	10/26/2015
MML Small Cap Equity	14.34	11.52	13.03	11.57	9.94	10.00	10/26/2015
MML Small Cap Growth Equity	16.21	12.26	13.09	10.82	9.75	10.00	10/26/2015
MML Small Company Value	14.52	11.74	13.70	12.46	9.55	10.00	10/26/2015
MML Small/Mid Cap Value	13.17	11.12	13.27	11.89	9.65	10.00	10/26/2015
MML Strategic Emerging Markets	14.01	11.34	13.15	9.95	9.50	10.00	10/26/2015
MML Total Return Bond	10.69	9.97	10.14	9.99	9.90	10.00	10/26/2015
MML U.S. Government Money Market	9.81	9.77	9.77	9.86	9.98	10.00	10/26/2015
Oppenheimer Global Multi-Alternatives(1)	―	9.43	9.88	9.98	9.77	10.00	10/26/2015
Accumulation Unit Values – L-Share
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec 31, 2016	Dec. 31, 2015	Value at Inception	Commencement of Public Offering
Fidelity® VIP Contrafund®	$14.91	$11.55	$12.58	$10.51	$9.92	$10.00	10/26/2015
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	15.96	11.67	12.67	10.02	9.98	10.00	10/26/2015
Invesco Oppenheimer V.I. Global	14.09	10.90	12.79	9.54	9.71	10.00	10/26/2015
Invesco Oppenheimer V.I. Global Strategic Income	10.82	9.95	10.60	10.16	9.72	10.00	10/26/2015
Invesco Oppenheimer V.I. International Growth	11.62	9.23	11.66	9.38	9.80	10.00	10/26/2015
Invesco Oppenheimer V.I. Main Street	14.58	11.25	12.45	10.85	9.91	10.00	10/26/2015
Ivy VIP Asset Strategy	11.95	9.97	10.72	9.22	9.62	10.00	10/26/2015
MML Aggressive Allocation	13.28	10.92	12.13	10.41	9.77	10.00	10/26/2015
MML American Funds Core Allocation(*)	12.87	11.08	11.84	10.47	9.77	10.00	10/26/2015
MML American Funds® Growth(*)	16.80	13.11	13.42	10.68	9.96	10.00	10/26/2015
MML American Funds® International(*)	12.73	10.58	12.44	9.61	9.49	10.00	10/26/2015
MML Balanced Allocation	11.99	10.46	11.16	10.20	9.80	10.00	10/26/2015
MML Blend	13.39	11.24	11.98	10.59	9.86	10.00	10/26/2015
MML Blue Chip Growth	16.98	13.33	13.33	9.97	10.07	10.00	10/26/2015
MML Conservative Allocation	11.71	10.36	10.94	10.17	9.80	10.00	10/26/2015
MML Dynamic Bond	10.84	10.16	10.36	10.12	9.83	10.00	10/26/2015
MML Equity	13.37	10.82	12.26	10.79	9.77	10.00	10/26/2015
MML Equity Income	14.30	11.53	12.96	11.36	9.75	10.00	10/26/2015
MML Focused Equity	16.88	13.23	13.32	11.13	9.61	10.00	10/26/2015
MML Foreign	10.24	9.23	11.18	9.36	9.40	10.00	10/26/2015
MML Fundamental Growth(*)	16.46	12.55	12.68	10.12	9.94	10.00	10/26/2015
MML Fundamental Value	12.97	10.77	12.24	10.84	9.75	10.00	10/26/2015
MML Global	14.16	11.05	12.46	10.22	9.68	10.00	10/26/2015
MML Growth & Income	15.40	11.88	12.77	10.52	9.86	10.00	10/26/2015
MML Growth Allocation	12.78	10.75	11.76	10.32	9.79	10.00	10/26/2015
MML High Yield	12.12	11.02	11.61	10.94	9.57	10.00	10/26/2015
MML Income & Growth	13.84	11.33	13.08	11.35	9.93	10.00	10/26/2015
MML Inflation-Protected and Income	10.59	9.96	10.28	10.15	9.84	10.00	10/26/2015
MML International Equity	11.67	9.54	12.77	9.97	9.39	10.00	10/26/2015

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec 31, 2016	Dec. 31, 2015	Value at Inception	Commencement of Public Offering
MML Large Cap Growth	$15.86	$12.25	$12.77	$9.76	$9.97	$10.00	10/26/2015
MML Managed Bond	10.67	9.90	10.14	9.87	9.79	10.00	10/26/2015
MML Managed Volatility	11.17	10.17	10.88	10.17	10.00	10.00	10/26/2015
MML Mid Cap Growth	15.79	12.25	12.77	10.43	10.00	10.00	10/26/2015
MML Mid Cap Value	14.04	11.08	12.99	11.85	9.80	10.00	10/26/2015
MML Moderate Allocation	12.32	10.59	11.41	10.27	9.79	10.00	10/26/2015
MML Short-Duration Bond	10.21	9.96	10.00	9.94	9.85	10.00	10/26/2015
MML Small Cap Equity	14.14	11.39	12.93	11.52	9.93	10.00	10/26/2015
MML Small Cap Growth Equity	15.97	12.12	12.99	10.78	9.74	10.00	10/26/2015
MML Small Company Value	14.31	11.61	13.60	12.41	9.54	10.00	10/26/2015
MML Small/Mid Cap Value	12.98	11.00	13.17	11.84	9.64	10.00	10/26/2015
MML Strategic Emerging Markets	13.81	11.22	13.05	9.91	9.49	10.00	10/26/2015
MML Total Return Bond	10.54	9.86	10.06	9.95	9.89	10.00	10/26/2015
MML U.S. Government Money Market	9.66	9.66	9.69	9.82	9.97	10.00	10/26/2015
Oppenheimer Global Multi-Alternatives(1)	9.59	9.32	9.80	9.94	9.77	10.00	10/26/2015
Accumulation Units Outstanding – B-Share
See Accumulation Unit Values table(s) above for Commencement Dates.
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fidelity® VIP Contrafund®	3,675,926	2,689,073	1,492,846	479,762	53,560
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	506,487	278,473	108,969	20,834	3,249
Invesco Oppenheimer V.I. Global	1,146,843	930,768	433,422	176,828	18,793
Invesco Oppenheimer V.I. Global Strategic Income	845,062	610,385	341,662	76,094	23,038
Invesco Oppenheimer V.I. International Growth	428,389	348,977	179,339	80,669	11,323
Invesco Oppenheimer V.I. Main Street	526,524	429,676	284,638	93,852	1,512
Ivy VIP Asset Strategy	275,788	215,143	110,062	52,603	222
MML Aggressive Allocation	1,282,582	1,023,833	592,707	346,046	49,797
MML American Funds Core Allocation(*)	8,635,646	7,836,271	7,004,861	3,964,367	308,427
MML American Funds® Growth(*)	2,794,860	2,057,192	1,187,309	563,919	36,583
MML American Funds® International(*)	475,423	364,400	186,701	86,082	8,735
MML Balanced Allocation	5,883,953	4,898,388	3,167,727	1,525,360	57,785
MML Blend	5,758,338	4,138,603	1,490,828	469,934	8,624
MML Blue Chip Growth	3,476,613	2,544,465	1,046,009	323,993	34,172
MML Conservative Allocation	3,627,029	2,713,030	1,942,563	1,089,701	29,782
MML Dynamic Bond	555,811	281,192	138,963	56,044	6,304
MML Equity	1,471,944	1,166,570	950,096	391,523	39,884
MML Equity Income	1,069,150	820,315	586,159	301,396	22,480
MML Focused Equity	452,147	257,485	109,236	12,721	1,659
MML Foreign	127,708	98,134	51,909	15,213	1,569
MML Fundamental Growth(*)	505,822	404,012	142,223	34,924	1,476
MML Fundamental Value	472,796	362,812	207,628	60,207	6,729
MML Global	377,712	254,389	187,445	80,797	6,336
MML Growth & Income	1,333,212	1,087,671	579,142	298,690	38,845
MML Growth Allocation	3,276,709	2,561,430	1,465,383	659,471	33,449
MML High Yield	1,207,661	856,181	462,497	130,151	8,448
MML Income & Growth	616,130	514,964	320,091	101,556	2,674

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MML Inflation-Protected and Income	762,307	432,069	248,765	56,673	6,511
MML International Equity	294,160	216,685	97,629	13,239	2,801
MML Large Cap Growth	634,149	442,165	172,447	44,242	17,281
MML Managed Bond	3,248,855	2,800,781	2,309,525	1,293,737	102,747
MML Managed Volatility	229,347	165,421	75,580	31,887	938
MML Mid Cap Growth	1,840,759	1,472,728	807,022	336,168	28,988
MML Mid Cap Value	1,035,142	737,656	465,320	199,701	10,565
MML Moderate Allocation	14,196,336	12,562,956	9,821,116	6,128,075	633,658
MML Short-Duration Bond	977,706	490,920	255,961	88,404	12,966
MML Small Cap Equity	540,655	422,279	202,265	50,008	4,871
MML Small Cap Growth Equity	645,557	463,311	134,693	40,841	5,869
MML Small Company Value	663,086	518,096	274,883	78,413	3,965
MML Small/Mid Cap Value	370,094	243,374	111,587	31,723	3,427
MML Strategic Emerging Markets	338,011	264,397	125,979	42,976	2,769
MML Total Return Bond	1,317,843	726,693	292,174	78,957	7,267
MML U.S. Government Money Market	1,241,685	851,415	338,706	153,862	10,198
Oppenheimer Global Multi-Alternatives(1)	1	82,005	52,591	24,723	9,671
Accumulation Units Outstanding — L-Share
See Accumulation Unit Values table(s) above for Commencement Dates.
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fidelity® VIP Contrafund®	33,283	35,716	45,102	40,683	10,136
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	907	883	857	825	—
Invesco Oppenheimer V.I. Global	1,432	1,462	1,750	2,286	—
Invesco Oppenheimer V.I. Global Strategic Income	2,612	2,613	2,614	6,836	6,785
Invesco Oppenheimer V.I. International Growth	1,397	1,508	1,633	1,521	—
Invesco Oppenheimer V.I. Main Street	—	—	—	—	—
Ivy VIP Asset Strategy	1,355	1,355	1,355	1,242	—
MML Aggressive Allocation	—	—	—	—	—
MML American Funds Core Allocation(*)	47,149	49,530	98,433	100,316	96,903
MML American Funds® Growth(*)	24,725	26,235	27,249	25,110	—
MML American Funds® International(*)	518	508	527	849	—
MML Balanced Allocation	57,947	51,687	65,805	60,042	31,872
MML Blend	8,638	8,774	8,934	8,768	—
MML Blue Chip Growth	7,063	7,133	7,253	11,257	8,600
MML Conservative Allocation	33,547	20,468	20,798	15,706	7,979
MML Dynamic Bond	3,347	3,348	9,644	9,361	—
MML Equity	11,048	10,898	10,996	12,338	—
MML Equity Income	12,725	12,982	13,357	13,680	—
MML Focused Equity	—	—	—	—	—
MML Foreign	—	—	—	—	—
MML Fundamental Growth(*)	—	—	—	—	—
MML Fundamental Value	8,175	8,471	8,816	9,121	—
MML Global	—	—	—	—	—
MML Growth & Income	3,686	3,888	4,117	4,435	—
MML Growth Allocation	2,529	9,614	4,686	11,716	7,237

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MML High Yield	211	211	210	211	—
MML Income & Growth	—	―	4,156	4,155	—
MML Inflation-Protected and Income	1,729	1,730	1,731	1,580	—
MML International Equity	—	—	—	—	—
MML Large Cap Growth	—	—	—	—	—
MML Managed Bond	31,861	34,231	34,146	32,629	9,278
MML Managed Volatility	10,886	11,497	11,951	11,143	—
MML Mid Cap Growth	7,179	7,403	7,680	6,822	2,274
MML Mid Cap Value	3,706	3,728	3,770	7,580	2,297
MML Moderate Allocation	252,989	291,276	322,159	367,210	135,800
MML Short-Duration Bond	2,049	2,050	2,051	1,875	—
MML Small Cap Equity	269	269	269	269	—
MML Small Cap Growth Equity	—	—	—	—	—
MML Small Company Value	2,101	2,101	2,101	560	—
MML Small/Mid Cap Value	—	―	—	3,158	3,158
MML Strategic Emerging Markets	—	—	—	—	—
MML Total Return Bond	4,650	4,651	4,651	4,604	4,138
MML U.S. Government Money Market	19,265	29,944	32,053	10,823	—
Oppenheimer Global Multi-Alternatives(1)	—	2,583	2,680	1,511	—
Notes to Condensed Financial Information
(1)
Effective April 29, 2019, the corresponding Fund was liquidated and is no longer available as an investment choice.

*
Individual Sub-Account Footnote(s):

MML American Funds Core Allocation Sub-Account formerly known as MML Core Allocation Sub-Account.

MML American Funds® Growth Sub-Account formerly known as MML Growth Sub-Account.

MML American Funds® International Sub-Account formerly known as MML International Sub-Account.

Effective March 2, 2020, MML Fundamental Growth Sub-Account known as MML Fundamental Equity Sub-Account.

Appendix B
Contingent Deferred Sales Charge (CDSC) Example
The values shown are based on the following assumptions:
•
B-Share class is purchased with a five year CDSC schedule

•
The following Purchase Payments are made:

Purchase Payment	Contract Year	Date	Amount
1 (on Issue Date)	1	January 15	$100,000
2	1	May 15	10,000
3	2	January 15	200,000
•
On February 15 of Contract Year 4, the Contract Value is $350,000 and a partial withdrawal of  $150,000 is made.

To calculate the CDSC, we first determine the withdrawal amount not subject to a CDSC:
(1)
First, the earnings of  $40,000 ($350,000 – $310,000 = $40,000) is not subject to a CDSC.

(2)
Next, we would take the withdrawal amount from any Purchase Payments no longer subject to a CDSC. Because all of the Purchase Payments were made within the last seven years, and are therefore still subject to a CDSC, we can ignore this step.

(3)
Finally, we look at the free withdrawal amount, which is 10% of the Purchase Payments still subject to a CDSC. The free withdrawal amount is $31,000 (10% × $310,000 = $31,000) and is not subject to a CDSC.

Based on the withdrawal amount not subject to a CDSC, we can determine that $79,000 ($150,000 – $40,000 – $31,000 = $79,000) is the withdrawal amount that is subject to a CDSC.
Next, we calculate the amount of the CDSC:
(1)
First, we look at the amount of CDSC from Purchase Payment #1. After reducing Purchase Payment #1 by the amount of free withdrawal, the amount remaining subject to a CDSC is $69,000 ($100,000 – $31,000 = $69,000). Since Purchase Payment #1 is three years from the date that purchase payment was applied, the CDSC charge is 6% or $4,140 ($69,000 × 6% = $4,140).

(2)
The remaining withdrawal amount still subject to a CDSC is $10,000 ($79,000 – $69,000 = $10,000).

(3)
Next, we look at the amount of CDSC from Purchase Payment #2. The Purchase Payment #2 amount is $10,000 and since Purchase Payment #2 is two years from the date that purchase payment was applied, the CDSC charge is 7% or $700 ($10,000 × 7% = $700).

(4)
There is no available remaining withdrawal amount still subject to a CDSC ($10,000 – $10,000 = $0).

(5)
The total CDSC is $4,840, which is the sum of the charges on each Purchase Payment ($4,140 + $700 = $4,840).

The total CDSC for this withdrawal is $4,840, which is deducted from the withdrawal amount of  $150,000. The net amount of  $145,160 ($150,000 – $4,840 = $145,160) is paid to the Owner, unless otherwise instructed.

Appendix C
Guaranteed Minimum Accumulation Benefit (12-Year Benefit) Examples
Example 1 ~ Setting of Initial Values

The values shown are based on the following assumptions:
•
Initial Purchase Payment = $100,000

Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	GMAB Amount
1	$100,000		$100,000	$100,000
Example 2 ~ Reset Option

The values shown are based on the following assumptions:
•
Initial Purchase Payment = $100,000

•
There are no subsequent Purchase Payments or withdrawals while the GMAB is in effect

•
The reset option is exercised on your Contract Anniversaries 2 through 6 (beginning of Contract Years 3 through 7)

Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	GMAB Amount
1	$100,000		$100,000	$100,000
2			105,000	100,000
3			110,250	110,250
4			115,763	115,763
5			121,551	121,551
6			127,628	127,628
7			134,010	134,010
8			140,710	134,010
9			147,746	134,010
10			155,133	134,010
11			162,889	134,010
12			171,034	134,010
13			179,586	134,010
14			188,565	134,010
15			197,993	134,010
16			207,893	134,010
17			218,287	134,010
18			229,202	134,010
19			240,662	0
•
On the Contract Issue Date, the GMAB Amount is equal to the initial Purchase Payment of  $100,000.

•
At the end of the benefit period (which is 12 years from the most recent reset), the Contract Value is greater than the GMAB Amount. No GMAB Credit will be applied, and the GMAB terminates.

Example 3 ~ Impact of a Withdrawal

The values shown are based on the following assumptions:
•
Initial Purchase Payment = $100,000

•
A withdrawal of  $10,000 is made at the beginning of Contract Year 3

•
No reset is elected, and no subsequent Purchase Payments are made while the GMAB is in effect

Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	GMAB Amount
1	$100,000		$100,000	$100,000
2			105,000	100,000

Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	GMAB Amount
3 (immediately prior to withdrawal)			110,250	100,000
3 (immediately after withdrawal)		$10,000	100,250	90,930
4			105,263	90,930
5			110,526	90,930
6			116,052	90,930
7			121,855	90,930
8			127,947	90,930
9			134,345	90,930
10			141,062	90,930
11			148,115	90,930
12			155,521	90,930
13			163,297	0
•
On the Contract Issue Date, the GMAB Amount is equal to the initial Purchase Payment of  $100,000.

•
A withdrawal of  $10,000 (including any CDSC) is made at the beginning of Contract Year 3.

•
Immediately prior to the withdrawal is made, the Contract Value is $110,250, and the GMAB Amount is $100,000.

•
Immediately after the withdrawal is made, the Contract Value becomes $100,250 ($110,250 – $10,000 = $100,250), and the GMAB Amount is reduced by the same percentage that the Contract Value is reduced:

GMAB Amount immediately after the withdrawal = GMAB Amount immediately prior to the withdrawal – (Withdrawal Amount / Contract Value immediately prior to the withdrawal) × GMAB Amount immediately prior to the withdrawal
   = $100,000 – ($10,000/$110,250) × $100,000
   = $100,000 – $9,070
   = $90,930
Withdrawals will reduce your GMAB Amount in direct proportion to the Contract Value reduction. For example if you take a 20% withdrawal from your Contract Value, your GMAB Amount will be reduced by 20%.
•
At the end of the benefit period (which is 12 years from the Issue Date since there is no reset), the Contract Value is greater than the GMAB Amount. No GMAB credit will be applied, and the GMAB terminates.

Example 4 ~ Calculation of GMAB Credit

There are four examples below, which cover four distinct situations and demonstrate how GMAB Credit would be calculated under each situation. In all four examples, the following assumptions are made:
•
Initial Purchase Payment of  $100,000 is made. On the Contract Issue Date, the GMAB Amount is equal to the initial Purchase Payment of  $100,000.

•
A subsequent Purchase Payment of  $20,000 is made in the middle of Contract Year 1. This amount will be added to the GMAB Amount since it is made during the first Contract Year. The GMAB Amount is now $120,000 ($100,000 + $20,000 = $120,000).

(1) No Subsequent Purchase Payment after the First Contract Year and No Reset
Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	GMAB Amount
1	$100,000		$100,000	$100,000
Middle of Contract Year 1	20,000		125,000	120,000
13 (before GMAB Credit is applied)			105,000	120,000
13 (after GMAB Credit is applied)			120,000	0
•
There are no subsequent Purchase Payments made after the first Contract Year, and there is no reset while the GMAB is in effect.

•
At the end of the 12-year benefit period (beginning of Contract Year 13), we will determine the GMAB Credit. Since there are no subsequent Purchase Payments after the first Contract Year and there has been no reset, the GMAB Credit is calculated as the result of A minus B below:

◦
A is the GMAB Amount at the end of the benefit period ($120,000 in this example)

◦
B is the Contract Value at the end of the benefit period ($105,000 in this example)

      So the GMAB Credit is $120,000 – $105,000 = $15,000.
      If B is greater than A, you will not receive a GMAB Credit.
•
The GMAB Credit is then added to the Contract Value which is now $120,000 ($105,000 + $15,000 = $120,000). The GMAB now terminates.

(2) No Subsequent Purchase Payment after the Most Recent Reset
Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	GMAB Amount
1	$100,000		$100,000	$100,000
Middle of Contract Year 1	20,000		125,000	120,000
3	30,000		150,000	120,000
4			160,000	160,000
16 (before GMAB Credit is applied)			110,000	160,000
16 (after GMAB Credit is applied)			160,000	0
•
A subsequent Purchase Payment of  $30,000 is made at the beginning of Contract Year 3. This amount will not affect the GMAB Amount since it is made after the first Contract Year. The GMAB Amount remains at $120,000.

•
A reset is elected on the third Contract Anniversary (beginning of Contract Year 4). The GMAB Amount is set equal to the Contract Value on that date which is $160,000.

•
At the end of the 12-year benefit period (beginning of Contract Year 16, which is 12 years from the most recent reset date), we will determine the GMAB Credit. Since there has been no subsequent Purchase Payment after the most recent reset, the GMAB Credit is calculated as the result of A minus B below:

◦
A is the GMAB Amount at the end of the benefit period ($160,000 in this example)

◦
B is the Contract Value at the end of the benefit period ($110,000 in this example)

      So the GMAB Credit is $160,000 – $110,000 = $50,000.
      If B is greater than A, you will not receive a GMAB Credit.
•
The GMAB Credit is then added to the Contract Value which is now $160,000 ($110,000 + $50,000 = $160,000). The GMAB now terminates.

(3) Subsequent Purchase Payment Made after the First Contract Year and No Reset
Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	GMAB Amount
1	$100,000		$100,000	$100,000
Middle of Contract Year 1	20,000		125,000	120,000
3	30,000		150,000	120,000
13 (before GMAB Credit is applied)			110,000	120,000
13 (after GMAB Credit is applied)			142,000	0
•
A subsequent Purchase Payment of  $30,000 is made at the beginning of Contract Year 3. This amount will not affect the GMAB Amount since it is made after the first Contract Year. The GMAB Amount remains at $120,000.

•
There are no additional subsequent Purchase Payments made after beginning of Contract Year 3, and there is no reset while the GMAB is in effect.

•
At the end of the 12-year benefit period (beginning of Contract Year 13), we will determine the GMAB Credit. Since a subsequent Purchase Payment is made after the first Contract Year and there has been no reset, we need to first determine the percentage of total Purchase Payments made during the first Contract Year, which is 80% ($120,000 / $150,000 = 80%). We then calculate the GMAB Credit as the result of A minus B below:

◦
A is the GMAB Amount at the end of the benefit period ($120,000 in this example)

◦
B is the Contract Value at the end of the benefit period multiplied by the percentage calculated above ($110,000 x 80% = $88,000, in this example)

      So the GMAB Credit is = $120,000 – $88,000 = $32,000.
      If B is greater than A, you will not receive a GMAB Credit.

•
The GMAB Credit is then added to the Contract Value which is now $142,000 ($110,000 + $32,000 = $142,000). The GMAB now terminates.

(4) Subsequent Purchase Payment Made after the Most Recent Reset
Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	GMAB Amount
1	$100,000		$100,000	$100,000
Middle of Contract Year 1	20,000		125,000	120,000
3	30,000		150,000	120,000
4 (reset)			155,000	155,000
5 (reset)			160,000	160,000
6	10,000		180,000	160,000
17 (before GMAB Credit is applied)			120,000	160,000
17 (after GMAB Credit is applied)			167,059	0
•
A subsequent Purchase Payment of  $30,000 is made at the beginning of Contract Year 3. This amount will not affect the GMAB Amount since it is made after the first Contract Year. The GMAB Amount remains at $120,000.

•
On the third Contract Anniversary (beginning of Contract Year 4), the Owner requests a reset. The GMAB Amount is reset to the then current Contract Value of  $155,000.

•
On the fourth Contract Anniversary (beginning of Contract Year 5), the Owner requests another reset. The GMAB Amount is reset to the then current Contract Value of  $160,000.

•
Another subsequent Purchase Payment of  $10,000 is made at the beginning of Contract Year 6. This amount will not affect the GMAB Amount since it is made after a reset. The GMAB Amount remains at $160,000.

•
At the end of the 12-year benefit period (beginning of Contract Year 17 which is 12 years from the most recent reset date), we will determine the GMAB Credit. Since a subsequent Purchase Payment is made after the most recent reset, we need to first determine a percentage as (1) Contract Value as of the most recent reset, divided by (2) Contract Value as of the most recent reset plus any subsequent Purchase Payments. This percentage is 94.1176% ($160,000 / ($160,000 + $10,000) = 94.1176%). We then calculate the GMAB Credit as the result of A minus B below:

◦
A is the GMAB Amount at the end of the benefit period ($160,000 in this example)

◦
B is the Contract Value at the end of the benefit period multiplied by the percentage calculated above ($120,000 x 94.1176% = $112,941, in this example)

      So the GMAB Credit is = $160,000 – $112,941 = $47,059.
      If B is greater than A, you will not receive a GMAB Credit.
•
The GMAB Credit is then added to the Contract Value which is now $167,059 ($120,000 + $47,059 = $167,059). The GMAB now terminates.

Appendix D
Guaranteed Minimum Accumulation Benefit (20-Year Benefit) Examples
Example 1 ~ Setting of Initial Values

The values shown are based on the following assumptions:
•
Initial Purchase Payment = $100,000

Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	GMAB Amount
1	$100,000		$100,000	$165,000
•
The initial GMAB Amount is equal to 165% of the total Purchase Payments ($100,000 in this example) received prior to the first Contract Anniversary. This results in a GMAB Amount of: 165% x $100,000 = $165,000

Example 2 ~ Reset Option

The values shown are based on the following assumptions:
•
Initial Purchase Payment = $100,000

•
There are no subsequent Purchase Payments or withdrawals while the GMAB is in effect

Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	GMAB Amount
1	$100,000		$100,000	$165,000
2			105,127	165,000
3			110,517	165,000
4			116,183	165,000
5			122,140	165,000
6			128,403	165,000
7			134,986	165,000
8			141,907	165,000
9			149,182	165,000
10			156,831	165,000
11			164,872	165,000
12			173,325	165,000
13			182,212	165,000
14			191,554	165,000
15			201,375	165,000
16			211,700	165,000
17			222,554	165,000
18			233,965	165,000
19			245,960	165,000
20			258,571	165,000
21			271,828	0
•
The initial GMAB Amount is equal to 165% of the total Purchase Payments ($100,000 in this example) received prior to the first Contract Anniversary. This results in a GMAB Amount of: 165% x $100,000 = $165,000

•
At the end of the benefit period (which is 20 years from the initial Purchase Payment), the Contract Value is greater than the GMAB Amount. No GMAB Credit will be applied, and the GMAB terminates.

Example 3 ~ Impact of a Withdrawal

The values shown are based on the following assumptions:
•
Initial Purchase Payment = $100,000

•
A withdrawal of  $10,000 is made at the beginning of Contract Year 3

•
No subsequent Purchase Payments are made while the GMAB is in effect

Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	GMAB Amount
1	$100,000		$100,000	$165,000
2			105,127	165,000
3 (immediately prior to withdrawal)			110,517	165,000
3 (immediately after withdrawal)		$10,000	100,517	150,070
4			105,671	150,070
5			111,089	150,070
6			116,784	150,070
7			122,772	150,070
8			129,067	150,070
9			135,684	150,070
10			142,641	150,070
11			149,954	150,070
12			157,642	150,070
13			165,725	150,070
14			174,222	150,070
15			183,154	150,070
16			192,545	150,070
17			202,417	150,070
18			212,795	150,070
19			223,705	150,070
20			235,174	150,070
21			247,232	0
•
The initial GMAB Amount is equal to 165% of the total Purchase Payments ($100,000 in this example) received prior to the first Contract Anniversary. This results in a GMAB Amount of: 165% x $100,000 = $165,000

•
A withdrawal of  $10,000 (including any CDSC) is made at the beginning of Contract Year 3.

•
Immediately prior to the withdrawal is made, the Contract Value is $110,517, and the GMAB Amount is $165,000.

•
Immediately after the withdrawal is made, the Contract Value becomes $100,517 ($110,517 – $10,000 = $100,517), and the GMAB Amount is reduced by the same percentage that the Contract Value is reduced:

GMAB Amount immediately after the withdrawal = GMAB Amount immediately prior to the withdrawal – (Withdrawal Amount / Contract Value immediately prior to the withdrawal) x GMAB Amount immediately prior to the withdrawal
   = $165,000 – ($10,000 / $110,517) x $165,000
   = $165,000 – $14,930
   = $150,070
Withdrawals will reduce your GMAB Amount in direct proportion to the Contract Value reduction. For example if you take a 20% withdrawal from your Contract Value, your GMAB Amount will be reduced by 20%.
•
At the end of the benefit period (which is 20 years from the Issue Date since there is no reset), the Contract Value is greater than the GMAB Amount. No GMAB credit will be applied, and the GMAB terminates.

Example 4 ~ Calculation of GMAB Credit

There are three examples below, which cover three distinct situations and demonstrate how GMAB Credit would be calculated under each situation. In all three examples, the following assumptions are made:
•
Initial Purchase Payment of  $100,000 is made. The initial GMAB Amount is equal to 165% of the initial Purchase Payment ($100,000 in this example). This results in a GMAB Amount of: 165% x $100,000 = $165,000

•
A subsequent Purchase Payment of  $20,000 is made in the middle of Contract Year 1. 165% of this amount will be added to the GMAB Amount since it is made during the first Contract Year. The GMAB Amount is now $100,000 × 1.65 + $20,000 × 1.65 = $198,000.

(1) No Subsequent Purchase Payment after the First Contract Year
Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	GMAB Amount
1	$100,000		$100,000	$165,000
Middle of Contract Year 1	20,000		125,000	198,000
21 (before GMAB Credit is applied)			105,000	198,000
21 (after GMAB Credit is applied)			198,000	0
•
At the end of the 20-year benefit period (beginning of Contract Year 21), we will determine the GMAB Credit. Since there are no subsequent Purchase Payments after the first Contract Year, the GMAB Credit is calculated as the result of A minus B below:

◦
A is the GMAB Amount at the end of the benefit period ($198,000 in this example)

◦
B is the Contract Value at the end of the benefit period ($105,000 in this example)

      So the GMAB Credit is $198,000 – $105,000 = $93,000.
      If B is greater than A, you will not receive a GMAB Credit.
•
The GMAB Credit is then added to the Contract Value which is now $105,000 + $93,000 = $198,000. The GMAB now terminates.

(2) Subsequent Purchase Payment Made after the First Contract Year
Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	GMAB Amount
1	$100,000		$100,000	$165,000
Middle of Contract Year 1	20,000		125,000	198,000
3	30,000		150,000	198,000
21 (before GMAB Credit is applied)			110,000	198,000
21 (after GMAB Credit is applied)			212,474	0
•
A subsequent Purchase Payment of  $30,000 is made at the beginning of Contract Year 3. This amount will not affect the GMAB Amount since it is made after the first Contract Year. The GMAB Amount remains at $198,000.

•
There are no additional subsequent Purchase Payments made after the beginning of Contract Year 3 while the GMAB is in effect.

•
At the end of the 20-year benefit period (beginning of Contract Year 21), we will determine the GMAB Credit. Since a subsequent Purchase Payment is made after the first Contract Year, the GMAB Credit is calculated as the result of A minus B below:

◦
A is the GMAB Amount at the end of the benefit period ($198,000 in this example)

◦
B is the Contract Value at the end of the benefit period ($110,000 in this example) multiplied by the following percentage:

•
Your total Purchase Payments made in the first Contract Year ($120,000 in this example) multiplied by 165%; divided by

•
Your total Purchase Payments made in the first Contract Year ($120,000 in this example) multiplied by 165% plus any Purchase Payments made after the first Contract Year ($30,000 in this example).

      So the GMAB Credit is:
      $198,000 – $110,000 x (($120,000 x 1.65) / ($120,000 x 1.65 + $30,000)) = $102,474
      If B is greater than A, you will not receive a GMAB Credit.

•
The GMAB Credit is then added to the Contract Value which is now $110,000 + $102,474 = $212,474. The GMAB now terminates.

(3) Subsequent Purchase Payment Made after the First Contract Year and the Impact of a Withdrawal
Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	GMAB Amount
1	$100,000		$100,000	$165,000
Middle of Contract Year 1	20,000		125,000	198,000
3 (immediately prior to withdrawal)			150,000	198,000
3 (immediately after withdrawal)		$10,000	140,000	184,800
4	30,000		170,000	184,800
21 (before GMAB Credit is applied)			110,000	184,800
21 (after GMAB Credit is applied)			199,274	0
•
A withdrawal of  $10,000 (including any CDSC) is made at the beginning of Contract Year 3.

•
Immediately prior to the withdrawal is made, the Contract Value is $150,000, and the GMAB Amount is $198,000.

•
Immediately after the withdrawal is made, the Contract Value becomes $140,000 ($150,000 – $10,000 = $140,000), and the GMAB Amount is reduced by the same percentage that the Contract Value is reduced: GMAB Amount immediately after the withdrawal = GMAB Amount immediately prior to the withdrawal – (Withdrawal Amount / Contract Value immediately prior to the withdrawal) x GMAB Amount immediately prior to the withdrawal = $198,000 – ($10,000 / $150,000) x $198,000 = $198,000 – $13,200 = $184,800 Withdrawals will reduce your GMAB Amount in direct proportion to the Contract Value reduction. For example if you take a 20% withdrawal from your Contract Value, your GMAB Amount will be reduced by 20%.

•
A subsequent Purchase Payment of  $30,000 is made at the beginning of Contract Year 4. This amount will not affect the GMAB Amount since it is made after the first Contract Year. The GMAB Amount remains at $184,800.

•
There are no additional subsequent Purchase Payments made after the beginning of Contract Year 4 while the GMAB is in effect.

•
At the end of the 20-year benefit period (beginning of Contract Year 21), we will determine the GMAB Credit. Since a subsequent Purchase Payment is made after the first Contract Year, the GMAB Credit is calculated as the result of A minus B below:

◦
A is the GMAB Amount at the end of the benefit period ($184,800 in this example)

◦
B is the Contract Value at the end of the benefit period ($110,000 in this example) multiplied by the following percentage:

•
Your total Purchase Payments made in the first Contract Year ($120,000 in this example) multiplied by 165%; divided by

•
Your total Purchase Payments made in the first Contract Year ($120,000 in this example) multiplied by 165% plus any Purchase Payments made after the first Contract Year ($30,000 in this example).

      So the GMAB Credit is:
      $184,800 – $110,000 × (($120,000 × 1.65)/($120,000 × 1.65 + $30,000)) = $89,274
      If B is greater than A, you will not receive a GMAB Credit.
•
The GMAB Credit is then added to the Contract Value which is now $110,000 + $89,247 = $199,274. The GMAB now terminates.

Appendix E
Return of Purchase Payment Death Benefit Example – Impact of Withdrawal and Determination of Benefit
The values shown are based on the following assumptions:
•
Initial Purchase Payment = $100,000

•
A subsequent Purchase Payment of  $10,000 is made at beginning of Contract Year 2

•
A withdrawal of  $20,000 is made at beginning of Contract Year 3

•
Contract Owner dies in Contract Year 5

Beginning of Contract Year	Purchase Payment	Withdrawal	Contract Value	Total Purchase Payments Adjusted for Withdrawals
1	$100,000		$100,000	$100,000
2	10,000		115,000	110,000
3 (immediately prior to withdrawal)			120,750	110,000
3 (immediately after withdrawal)		$20,000	100,750	91,781
4			95,713	91,781
5 (receive due proof of Owner’s death)			90,927	91,781
•
On the Contract Issue Date, a $100,000 Purchase Payment is made. This is the initial total Purchase Payments adjusted for withdrawals.

•
At the beginning of Contract Year 2, a $10,000 subsequent deposit is made, bringing the total Purchase Payments adjusted for withdrawals to $110,000.

•
At the beginning of Contract Year 3, a $20,000 withdrawal (including any CDSC) is made.

•
Immediately prior to when the withdrawal is made, the Contract Value is $120,750, and the total Purchase Payments adjusted for withdrawals is $110,000.

•
Immediately after the withdrawal is made, the Contract Value becomes $100,750 ($120,750 – $20,000 = $100,750), and the total Purchase Payments adjusted for withdrawals is reduced by the same proportion that the Contract Value is reduced:

Total Purchase Payments adjusted for withdrawals (immediately after the withdrawal) = total Purchase Payments adjusted for withdrawals (immediately prior to the withdrawal) – (withdrawal amount / Contract Value immediately prior to the withdrawal) x total Purchase Payments adjusted for withdrawals (immediately prior to the withdrawal)
   = $110,000 – ($20,000 / $120,750) x $110,000
   = $110,000 – $18,219
   = $91,781
•
Contract Owner dies in Contract Year 5. When we receive due proof of death, the Contract Value is $90,927. The total Purchase Payments adjusted for withdrawals is $91,781. The Return of Purchase Payment Death Benefit is the greater of the Contract Value and the total Purchase Payments adjusted for withdrawals. Therefore, the death benefit is $91,781.

Appendix F
Free Withdrawal Amount Examples
Example 1 ~ Free Withdrawal Amount in First Contract Year

The values shown are based on the following assumptions:
•
The following Purchase Payments are made:

Purchase Payment	Contract Year	Date	Amount
1 (on Issue Date)	1	January 15	$80,000
2 (on Issue Date)	1	January 15	20,000
3	1	May 15	10,000
To calculate the free withdrawal amount for Contract Year 1, we do the following:
•
We determine the total Purchase Payment subject to a CDSC on the Issue Date ($80,000 + $20,000 = $100,000).

•
We multiply the total Purchase Payment subject to a CDSC on the Issue Date by 10% ($100,000 x 10% = $10,000).

•
We do not consider additional Purchase Payments made after the Issue Date during the first Contract Year when determining the free withdrawal amount in the first Contract Year. Any such Purchase Payments will be a factor in determining the free withdrawal amount in subsequent Contract Years.

Example 2 ~ Free Withdrawal Amount in Fifth Contract Year with a Withdrawal in Contract Year 4

The values shown are based on the following assumptions:
•
B-Share class is purchased

•
The following Purchase Payments are made:

Purchase Payment	Contract Year	Date	Amount
1 (on Issue Date)	1	January 15	$100,000
2	1	May 15	10,000
3	2	January 15	200,000
4	4	March 15	15,000
•
On February 15 of Contract Year 4, the Contract Value is $350,000 and a partial withdrawal of  $145,000 is made.

To determine the total Purchase Payments still subject to a CDSC as of the previous Contract Anniversary (the fourth Contract Anniversary), we do the following:
Before calculating amounts for Contract Year 5, we first need to calculate the impact of the February 15 withdrawal in Contract Year 4 on the remaining Purchase Payments in the Contract:
•
We calculate the total remaining Purchase Payments in the Contract as of February 15 is $310,000 ($100,000 + $10,000 + $200,000 = $310,000). The March 15 Purchase Payment is not included because it happened after the February 15 withdrawal.

•
Next, the earnings of  $40,000 ($350,000 – $310,000 = $40,000) are withdrawn.

•
The remaining withdrawal ($145,000 – $40,000 = $105,000) is applied to Purchase Payment #1 of  $100,000, reducing Purchase Payment #1 to $0.

•
Then the remaining withdrawal after Purchase Payment #1 ($105,000 – $100,000 = $5,000) is applied to reduce the amount of Purchase Payment #2 that is subject to a CDSC ($10,000 – $5,000 = $5,000).

•
Now, none of the $145,000 withdrawal is left to apply to a previous Purchase Payment ($5,000 – $5,000 = $0).

After the withdrawal, we also have a Purchase Payment in Contract Year 4 on March 15, so we have remaining Purchase Payments as follows at the beginning of Contract Year 5:
Purchase Payment	Contract Year	Date	Amount Remaining
1 (on Issue Date)	1	January 15	$0
2	1	May 15	5,000
3	2	January 15	200,000
4	4	March 15	15,000
Having determined the impact of the withdrawal to the remaining Purchase Payments, we can now determine the free withdrawal amount available at the beginning of Contract Year 5. The free withdrawal amount is based on the remaining Purchase Payments subject to a CDSC at the beginning of Contract Year 5 (4th Contract Anniversary):
•
All the remaining Purchase Payments are subject to a CDSC.

•
We calculate the remaining Purchase Payments subject to a CDSC ($5,000 + $200,000 + $15,000 = $220,000).

•
The free withdrawal amount is then calculated as 10% of the remaining Purchase Payments (10% x $220,000 = $22,000).

So if there are any withdrawals taken in Contract Year 5, a starting free withdrawal amount of  $22,000 is available.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
1295 State Street
Springfield, Massachusetts 01111-0111
STATEMENT OF ADDITIONAL INFORMATION
MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
MASSMUTUAL TRANSITIONS SELECTSM II VARIABLE ANNUITY
An individual flexible premium deferred variable annuity
May 1, 2020
This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2020 for the individual flexible premium deferred variable annuity contracts (Contracts) that are referred to herein.
For a copy of the prospectus call (866) 645-2362 or write to: MassMutual, P.O. Box 758511, Topeka, Kansas 66675-8550.
1

SERVICES
MassMutual has entered into an administrative services agreement with SE2, LLC (SE2), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 will provide the primary services required for the service and administration of the Contract. These services include, but are not limited to: document management services, new business processing, fund transfer, withdrawal, and death benefit processing as well as customer service call handling for all calls from both registered representatives and Owners.
During the last three years, SE2 was paid the amounts shown below for providing these administrative services for the Separate Account.
2019	2018	2017
$606,976	$501,859	$317,241
DISTRIBUTION
The Contract is sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the Contracts sold by its registered representatives, and MSD serves as principal underwriter of the Contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.
MMLIS and MSD are located at 1295 State Street, Springfield, MA 01111-0001. MMLIS and MSD are registered with the SEC as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).
During the last three years, MMLIS and MSD were paid the compensation amounts shown below for their actions as principal underwriters for the Contracts described in the prospectus.
Year	MMLIS	MSD
2019	$996,293	$0
2018	$1,084,691	$100
2017	$746,545	$53,936
Commissions for sales of the Contract by MMLIS registered representatives are paid by MassMutual on behalf of MMLIS to MMLIS registered representatives. Commissions for sales of the Contract by registered representatives of other broker-dealers are paid by MassMutual on behalf of MSD to those broker-dealers.
During the last three years, commissions, as described in the prospectus, were paid by MassMutual through MMLIS and MSD as shown below.
Year	MMLIS	MSD
2019	$9,964,538	$0
2018	$11,769,194	$4,875
2017	$8,577,881	$647,895
The offering is on a continuous basis.
FIXED ANNUITY PAYOUT RATES
The assumptions for determining the Fixed Annuity Payout Rates are:
(1)
The 2012 Individual Annuity Mortality (IAM) mortality table, projected to the year 2052 with 100% of Projection Scale G2 for both males and females, applies to all Annuity Options which include life contingent payments. Where applicable, unisex mortality rates and projection factors are based on a 30%/ 70% male/female weighting.

(2)
Age will be determined based on each Annuitant’s birthday nearest the applicable Annuity Date with a five-year Age setback applied in all instances. For example, age 65 is considered the period of time between age 64 years, 6 months and one day and age 65 years and 6 months. Once the Age has been determined, the setback would then be applied (e.g. Age 65 will be considered Age 60).

(3)
An effective annual interest rate of 0.10% (0.05% for Contracts issued in New York).

If the single premium immediate annuity rates we offer to the same class of Annuitants and designate for this purpose on the Annuity Date are higher than the Fixed Annuity Payout Rates for the Contract, the higher rates will be used.
2

PAYMENT OF DEATH BENEFIT
MassMutual will require due proof of death before any death benefit is paid. Due proof of death will be:
(1)
a certified death certificate;

(2)
a certified decree of a court of competent jurisdiction as to the finding of death; or

(3)
any other proof satisfactory to MassMutual.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.
The Beneficiary designation in effect on the date we issue the Contract will remain in effect until changed. Unless you provide otherwise, the death benefit will be paid in equal shares to the Beneficiary(ies) as follows:
(1)
to the primary Beneficiary(ies) who survive your death and/or the Annuitant’s death, as applicable; or

(2)
if there is no primary Beneficiary who survives your death and/or any Annuitant’s death, as applicable, to the contingent Beneficiary(ies) who survive the Owner’s and/or the Annuitant’s death, as applicable; or

(3)
if there is no primary or contingent Beneficiary who survives your death, and/or any Annuitant’s death, as applicable, to you or your estate.

You may name an irrevocable Beneficiary(ies). In that case, a change of Beneficiary requires the consent of any irrevocable Beneficiary. If an irrevocable Beneficiary is named, the Owner retains all other contractual rights.
See the “Death Benefit” section in the prospectus for more information on death benefits.
EXPERTS
The financial statements of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2019 and for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company) as of December 31, 2019 and 2018, and for each of the years in the three-year period ended December 31, 2019, each have been included in this Statement of Additional Information herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, each of which are also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report, dated February 24, 2020, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the financial statements of the Company are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.
3

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Massachusetts Mutual Variable Annuity Separate Account 4 (comprised of the sub-accounts listed in Appendix A to the opinion) (collectively, “the Separate Account”) as of December 31, 2019, the related statements of operations and changes in net assets for each of the years or periods (as described in Appendix A) in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2019, the results of its operations and the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

April 3, 2020

LA2054	F-1

Appendix A

Massachusetts Mutual Variable Annuity Separate Account 4 is comprised of the following sub-accounts and the activities of each sub-account have been included within the accompanying statements of assets and liabilities as of December 31, 2019 and the related statements of operations and changes in net assets for each of the years or periods (as described below) in the two-year period then ended.

Sub-Accounts

BlackRock 60/40 Target Allocation ETF V.I. Sub- Account (Class III) **

Fidelity® VIP Contrafund® Sub-Account (Initial Class)

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)

Invesco Oppenheimer V.I. Capital Appreciation Sub-Account (Series II) *

Invesco Oppenheimer V.I. Capital Appreciation Sub-Account (Series I) *

Invesco Oppenheimer V.I. Conservative Balanced Sub-Account (Series II) *

Invesco Oppenheimer V.I. Conservative Balanced Sub-Account (Series I) *

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub- Account (Series II) *

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub- Account (Series I) *

Invesco Oppenheimer V.I. Global Sub-Account (Series II) *

Invesco Oppenheimer V.I. Global Sub-Account (Series I) *

Invesco Oppenheimer V.I. Global Strategic Income Sub- Account (Series II) *

Invesco Oppenheimer V.I. Global Strategic Income Sub- Account (Series I) *

Invesco Oppenheimer V.I. Government Money Sub-Account *

Invesco Oppenheimer V.I. International Growth Sub-Account (Series II) *

Invesco Oppenheimer V.I. International Growth Sub-Account (Series I) *

Invesco Oppenheimer V.I. Main Street Sub-Account (Series II) *

Invesco Oppenheimer V.I. Main Street Sub-Account (Series I) *

Invesco Oppenheimer V.I. Total Return Bond Sub-Account *

Sub-Accounts

Invesco V.I. Diversified Dividend Sub-Account  (Series I)

Invesco V.I. Diversified Dividend Sub-Account (Series II)

Invesco V.I. Health Care Sub-Account (Series I) **

Invesco V.I. Health Care Sub-Account (Series II) **

Invesco V.I. Technology Sub-Account (Series I)

Invesco V.I. Technology Sub-Account (Series II)

Ivy VIP Asset Strategy Sub-Account

MML Aggressive Allocation Sub-Account (Initial Class)

MML Aggressive Allocation Sub-Account (Service Class)

MML Asset Momentum Sub-Account (Service Class I)

MML Balanced Allocation Sub-Account (Initial Class)

MML Balanced Allocation Sub-Account (Service Class)

MML Blend Sub-Account (Initial Class)

MML Blend Sub-Account (Service Class)

MML Blue Chip Growth Sub-Account (Initial Class)

MML Blue Chip Growth Sub-Account (Service Class)

MML Conservative Allocation Sub-Account (Initial Class)

MML Conservative Allocation Sub-Account (Service Class)

MML Core Allocation Sub-Account

MML Dynamic Bond Sub-Account (Service Class I)

MML Equity Sub-Account (Initial Class)

MML Equity Sub-Account (Service Class)

MML Equity Income Sub-Account (Initial Class)

MML Equity Income Sub-Account (Service Class)

MML Equity Index Sub-Account (Class I)

MML Equity Index Sub-Account (Service Class I)

MML Equity Rotation Sub-Account (Service Class I)

MML Focused Equity Sub-Account

MML Foreign Sub-Account (Initial Class)

MML Foreign Sub-Account (Service Class)

MML Fundamental Growth Sub-Account

MML Fundamental Value Sub-Account

MML Global Sub-Account (Class I)

MML Global Sub-Account (Service Class I)

MML Global Sub-Account (Class II)

MML Growth Sub-Account

MML Growth & Income Sub-Account (Initial Class)

MML Growth & Income Sub-Account (Service Class)

LA2054	F-2

Sub-Accounts

MML Growth Allocation Sub-Account (Initial Class)

MML Growth Allocation Sub-Account (Service Class)

MML High Yield Sub-Account

MML Income & Growth Sub-Account (Initial Class)

MML Income & Growth Sub-Account (Service Class)

MML Inflation-Protected and Income Sub-Account (Initial Class)

MML Inflation-Protected and Income Sub-Account (Service Class)

MML International Sub-Account

MML International Equity Sub-Account

MML Large Cap Growth Sub-Account (Initial Class)

MML Large Cap Growth Sub-Account (Service Class)

MML Managed Bond Sub-Account (Initial Class)

MML Managed Bond Sub-Account (Service Class)

MML Managed Volatility Sub-Account (Initial Class)

MML Managed Volatility Sub-Account (Service Class)

MML Mid Cap Growth Sub-Account (Initial Class)

MML Mid Cap Growth Sub-Account (Service Class)

MML Mid Cap Value Sub-Account (Initial Class)

MML Mid Cap Value Sub-Account (Service Class)

Sub-Accounts

MML Moderate Allocation Sub-Account (Initial Class)

MML Moderate Allocation Sub-Account (Service Class)

MML Short-Duration Bond Sub-Account

MML Small Cap Equity Sub-Account (Initial Class)

MML Small Cap Equity Sub-Account (Service Class)

MML Small Cap Growth Equity Sub-Account (Initial Class)

MML Small Cap Growth Equity Sub-Account (Service Class)

MML Small Company Value Sub-Account

MML Small/Mid Cap Value Sub-Account (Initial Class)

MML Small/Mid Cap Value Sub-Account (Service Class)

MML Special Situations Sub-Account (Service Class I)

MML Strategic Emerging Markets Sub-Account

MML Total Return Bond Sub-Account

MML U.S. Government Money Market Sub-Account

Oppenheimer Global Multi-Alternatives Sub-Accoun t***

PIMCO CommodityRealReturn® Strategy Sub- Account

VY® Clarion Global Real Estate Sub-Account

* See Note 2 to the financial statements for the information regarding the merger of this sub-account.

** See Note 2 to the financial statements for the former name of this Sub-Account.

*** Effective April 29, 2019 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on April 29, 2019 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

LA2054	F-3

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

	BlackRock 60/40 Target Allocation ETF V.I.	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
ASSETS
Investments
Number of shares	295,035	6,244,840	5,306,164	219,679	2,699,549	4,458	421,473	231,947
Identified cost	$3,450,272	$192,898,775	$175,052,899	$11,307,178	$139,045,837	$50,837	$5,113,549	$17,282,937
Value	$3,575,830	$232,120,693	$191,552,510	$12,888,593	$161,352,051	$71,725	$6,874,217	$18,022,308
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	3,575,830	232,120,693	191,552,510	12,888,593	161,352,051	71,725	6,874,217	18,022,308

LIABILITIES
Annuitant mortality fluctuation reserve	-	8,967	-	-	3,908	-	1,093	-
Payable to Massachusetts Mutual Life Insurance Company	-	329	1	10	149	14	82	17
Total liabilities	-	9,296	1	10	4,057	14	1,175	17

NET ASSETS	$3,575,830	$232,111,397	$191,552,509	$12,888,583	$161,347,994	$71,711	$6,873,042	$18,022,291

Net Assets:
Accumulation units - value	$3,575,830	$224,932,557	$191,552,509	$12,888,583	$157,626,267	$71,711	$6,822,375	$18,022,291
Contracts in payout (annuitization) period	-	7,178,840	-	-	3,721,727	-	50,667	-

Net assets	$3,575,830	$232,111,397	$191,552,509	$12,888,583	$161,347,994	$71,711	$6,873,042	$18,022,291

Outstanding units
Contract owners	274,313	6,319,467	8,336,046	481,175	5,846,107	5,079	417,214	875,114

UNIT VALUE
Panorama Premier	$-	$49.17	$-	$-	$26.50	$-	$16.02	$-
Panorama Passage®
Tier 1	-	36.81	-	-	26.49	-	15.74	-
Tier 2	-	35.84	-	-	25.79	-	15.33	-
Tier 3	-	38.72	-	-	27.86	-	16.53	-
Tier 4	-	37.08	-	-	26.68	-	15.83	-
MassMutual Artistry	-	33.31	-	-	19.47	-	16.20	-
MassMutual Transitions®
Custom Plan	-	42.16	-	-	29.72	-	17.70	-
Package Plan I	-	42.16	-	-	29.72	-	17.70	-
Package Plan II	-	39.64	-	-	27.94	-	16.65	-
Package Plan III	-	37.93	-	-	26.74	-	15.93	-

See Notes to Financial Statements.

F-4

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	BlackRock 60/40 Target Allocation ETF V.I.	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	32.95	-	-	25.12	-	13.85	-
Tier 2	-	30.93	-	-	23.57	-	13.00	-
Tier 3	-	29.73	-	-	22.66	-	12.50	-
Tier 4	-	30.88	-	-	23.54	-	12.98	-
Tier 5	-	28.99	-	-	22.09	-	12.18	-
Tier 6	-	27.86	-	-	21.24	-	11.71	-
Tier 7	-	30.52	-	-	23.26	-	12.83	-
Tier 8	-	28.60	-	-	21.80	-	12.02	-
Tier 9	-	-	29.01	22.11	-	12.19	-	25.62
Tier 10	-	-	31.32	23.87	-	13.16	-	27.66
Tier 11	-	-	27.18	20.72	-	11.42	-	24.01
Tier 12	-	-	29.93	22.81	-	12.58	-	26.44
Tier 13	-	-	26.03	19.83	-	-	-	22.99
Tier 14	-	-	27.77	21.16	-	-	-	24.53
MassMutual RetireEase SelectSM
Tier 1	-	21.76	-	-	20.31	-	10.91	-
Tier 2	-	23.18	-	-	21.63	-	11.62	-
MassMutual Transitions SelectSM
Tier 1	-	37.42	-	-	29.03	-	15.53	-
Tier 2	-	-	36.38	28.22	-	15.09	-	32.40
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	15.13	-	-	-	-	16.20
Tier 2	-	-	14.91	-	-	-	-	15.96
Tier 3	-	-	15.13	-	-	-	-	16.20
MassMutual Capital VantageSM
Tier 1	12.86	-	15.10	-	-	-	-	16.16
Tier 2	13.05	-	15.32	-	-	-	-	16.40
Tier 3	12.62	-	14.82	-	-	-	-	15.86
Tier 4	12.86	-	15.10	-	-	-	-	16.16
Tier 5	12.80	-	15.04	-	-	-	-	16.10
Tier 6	13.05	-	15.32	-	-	-	-	16.40

See Notes to Financial Statements.

F-5

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global Strategic Income	Invesco Oppenheimer V.I. Government Money	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. Main Street
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series I)		(Series II)	(Series I)	(Series II)
ASSETS
Investments
Number of shares	1,270,332	1,665,141	4,137,625	35,179,655	7,064,874	10,533,828	13,375,323	674,083
Identified cost	$95,132,909	$66,450,596	$150,652,737	$179,789,639	$7,064,874	$25,475,288	$29,290,840	$19,437,284
Value	$106,479,235	$69,852,668	$176,055,952	$174,842,888	$7,064,873	$26,966,599	$32,769,541	$19,582,109
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	31	-	-	-
Total assets	106,479,235	69,852,668	176,055,952	174,842,888	7,064,904	26,966,599	32,769,541	19,582,109

LIABILITIES
Annuitant mortality fluctuation reserve	2,434	-	4,834	5,472	3,146	-	481	-
Payable to Massachusetts Mutual Life Insurance Company	111	13	154	188	-	10	98	19
Total liabilities	2,545	13	4,988	5,660	3,146	10	579	19

NET ASSETS	$106,476,690	$69,852,655	$176,050,964	$174,837,228	$7,061,758	$26,966,589	$32,768,962	$19,582,090

Net Assets:
Accumulation units - value	$103,724,403	$69,852,655	$172,069,587	$171,158,344	$6,941,009	$26,966,589	$31,754,918	$19,582,090
Contracts in payout (annuitization) period	2,752,287	-	3,981,377	3,678,884	120,749	-	1,014,044	-

Net assets	$106,476,690	$69,852,655	$176,050,964	$174,837,228	$7,061,758	$26,966,589	$32,768,962	$19,582,090

Outstanding units
Contract owners	3,582,421	3,054,222	5,325,923	9,820,494	673,998	1,376,480	1,267,445	1,022,590

UNIT VALUE
Panorama Premier	$23.89	$-	$41.11	$22.55	$12.00	$-	$36.68	$-
Panorama Passage®
Tier 1	23.54	-	40.51	22.03	10.30	-	23.59	-
Tier 2	22.92	-	39.45	21.45	10.03	-	22.97	-
Tier 3	24.76	-	42.62	23.18	10.84	-	24.82	-
Tier 4	23.71	-	40.81	22.19	10.38	-	23.77	-
MassMutual Artistry	13.24	-	28.49	22.45	10.54	-	17.57	-
MassMutual Transitions®
Custom Plan	33.67	-	36.97	22.10	10.49	-	28.48	-
Package Plan I	33.67	-	36.97	22.10	10.49	-	28.48	-
Package Plan II	31.66	-	34.77	20.78	9.86	-	26.78	-
Package Plan III	30.29	-	33.27	19.89	9.44	-	25.62	-

See Notes to Financial Statements.

F-6

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global Strategic Income	Invesco Oppenheimer V.I. Government Money	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. Main Street
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series I)		(Series II)	(Series I)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	29.11	-	28.65	16.42	9.51	-	23.60	-
Tier 2	27.33	-	26.90	15.42	8.92	-	22.15	-
Tier 3	26.27	-	25.85	14.82	8.58	-	21.29	-
Tier 4	27.28	-	26.85	15.39	8.91	-	22.12	-
Tier 5	25.61	-	25.21	14.45	8.36	-	20.76	-
Tier 6	24.61	-	24.23	13.89	8.04	-	19.95	-
Tier 7	26.96	-	26.54	15.21	8.81	-	21.86	-
Tier 8	25.27	-	24.87	14.26	8.25	-	20.48	-
Tier 9	-	25.22	-	-	-	20.76	-	23.47
Tier 10	-	27.23	-	-	-	22.41	-	25.34
Tier 11	-	23.64	-	-	-	19.45	-	21.99
Tier 12	-	26.03	-	-	-	21.42	-	24.22
Tier 13	-	22.63	-	-	-	18.62	-	21.06
Tier 14	-	24.15	-	-	-	19.87	-	22.47
MassMutual RetireEase SelectSM
Tier 1	21.29	-	17.95	13.57	-	-	12.97	-
Tier 2	22.68	-	19.12	14.45	-	-	13.81	-
MassMutual Transitions SelectSM
Tier 1	33.34	-	33.91	17.42	10.15	-	27.99	-
Tier 2	-	32.97	-	-	-	27.19	-	29.72
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	14.30	-	-	-	11.79	-	14.79
Tier 2	-	14.09	-	-	-	11.62	-	14.58
Tier 3	-	14.30	-	-	-	11.79	-	14.79
MassMutual Capital VantageSM
Tier 1	-	14.27	-	-	-	11.76	-	14.76
Tier 2	-	14.48	-	-	-	11.94	-	14.98
Tier 3	-	14.00	-	-	-	11.54	-	14.49
Tier 4	-	14.27	-	-	-	11.76	-	14.76
Tier 5	-	14.21	-	-	-	11.71	-	14.70
Tier 6	-	14.48	-	-	-	11.94	-	14.98

See Notes to Financial Statements.

F-7

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	Invesco Oppenheimer V.I. Main Street	Invesco Oppenheimer V.I. Total Return Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Diversified Dividend	Invesco V.I. Health Care	Invesco V.I. Health Care	Invesco V.I. Technology	Invesco V.I. Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
ASSETS
Investments
Number of shares	1,107,183	250,715	248,680	524,673	381,906	470,036	272,030	396,272
Identified cost	$29,559,147	$1,931,431	$5,992,274	$13,439,899	$10,712,674	$12,488,328	$5,879,818	$8,572,053
Value	$32,595,452	$1,988,168	$6,771,550	$14,181,916	$11,545,022	$13,391,318	$7,407,376	$10,156,441
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	2	-	-
Total assets	32,595,452	1,988,168	6,771,550	14,181,916	11,545,022	13,391,320	7,407,376	10,156,441

LIABILITIES
Annuitant mortality fluctuation reserve	1,254	-	-	-	350	-	5	-
Payable to Massachusetts Mutual Life Insurance Company	103	1	76	12	93	-	93	7
Total liabilities	1,357	1	76	12	443	-	98	7

NET ASSETS	$32,594,095	$1,988,167	$6,771,474	$14,181,904	$11,544,579	$13,391,320	$7,407,278	$10,156,434

Net Assets:
Accumulation units - value	$32,334,877	$1,988,167	$6,535,538	$14,181,904	$11,138,825	$13,391,320	$7,246,042	$10,156,434
Contracts in payout (annuitization) period	259,218	-	235,936	-	405,754	-	161,236	-

Net assets	$32,594,095	$1,988,167	$6,771,474	$14,181,904	$11,544,579	$13,391,320	$7,407,278	$10,156,434

Outstanding units
Contract owners	1,159,288	129,518	517,444	1,203,871	355,234	424,441	409,274	300,092

UNIT VALUE
Panorama Premier	$24.47	$15.35	$14.34	$-	$32.06	$-	$8.24	$-
Panorama Passage®
Tier 1	24.88	-	14.09	-	31.50	-	8.10	-
Tier 2	24.22	-	13.72	-	30.67	-	7.88	-
Tier 3	26.17	-	14.80	-	33.09	-	8.51	-
Tier 4	25.06	-	14.17	-	31.68	-	8.14	-
MassMutual Artistry	22.79	-	13.02	-	28.87	-	8.10	-
MassMutual Transitions®
Custom Plan	31.55	-	13.91	-	35.65	-	31.73	-
Package Plan I	31.55	-	13.91	-	35.65	-	31.73	-
Package Plan II	29.67	-	13.07	-	33.52	-	29.83	-
Package Plan III	28.39	-	12.51	-	32.08	-	28.55	-

See Notes to Financial Statements.

F-8

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	Invesco Oppenheimer V.I. Main Street	Invesco Oppenheimer V.I. Total Return Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Diversified Dividend	Invesco V.I. Health Care	Invesco V.I. Health Care	Invesco V.I. Technology	Invesco V.I. Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	26.66	-	10.96	-	28.92	-	28.81	-
Tier 2	25.02	-	10.29	-	27.14	-	27.04	-
Tier 3	24.05	-	9.89	-	26.09	-	25.99	-
Tier 4	24.98	-	10.27	-	27.10	-	27.00	-
Tier 5	23.45	-	9.64	-	25.43	-	25.34	-
Tier 6	22.54	-	9.27	-	24.45	-	24.36	-
Tier 7	24.69	-	10.15	-	26.78	-	26.69	-
Tier 8	23.14	-	9.52	-	25.10	-	25.01	-
Tier 9	-	-	-	9.67	-	25.45	-	25.35
Tier 10	-	-	-	10.44	-	27.48	-	27.37
Tier 11	-	-	-	9.06	-	23.85	-	23.75
Tier 12	-	-	-	9.98	-	26.26	-	26.16
Tier 13	-	-	-	8.68	-	22.83	-	22.74
Tier 14	-	-	-	9.26	-	24.37	-	24.27
MassMutual RetireEase SelectSM
Tier 1	19.86	-	8.64	-	23.74	-	25.03	-
Tier 2	21.15	-	9.20	-	25.28	-	26.66	-
MassMutual Transitions SelectSM
Tier 1	30.57	-	12.77	-	33.95	-	38.33	-
Tier 2	-	-	-	12.44	-	33.00	-	37.25
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
MassMutual Capital VantageSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-	-
Tier 6	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

F-9

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	Ivy VIP	MML	MML	MML	MML	MML
	Asset	Aggressive	Aggressive	Asset	Balanced	Balanced	MML	MML
	Strategy	Allocation	Allocation	Momentum	Allocation	Allocation	Blend	Blend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	1,305,605	3,691,811	9,573,213	156,374	10,012,762	41,725,566	2,746,676	7,076,652
Identified cost	$11,800,603	$37,657,476	$98,841,495	$1,738,444	$102,749,773	$424,516,646	$58,820,990	$155,586,700
Value	$12,403,379	$37,508,795	$95,636,403	$1,893,686	$99,026,211	$408,910,546	$62,982,049	$161,858,731
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	2	-	1
Total assets	12,403,379	37,508,795	95,636,403	1,893,686	99,026,211	408,910,548	62,982,049	161,858,732

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	-	-	1,145	-
Payable to Massachusetts Mutual Life Insurance Company	19	27	1	-	43	-	98	-
Total liabilities	19	27	1	-	43	-	1,243	-

NET ASSETS	$12,403,360	$37,508,768	$95,636,402	$1,893,686	$99,026,168	$408,910,548	$62,980,806	$161,858,732

Net Assets:
Accumulation units - value	$12,403,360	$37,508,768	$95,636,402	$1,893,686	$99,026,168	$408,910,548	$61,376,336	$161,858,732
Contracts in payout (annuitization) period	-	-	-	-	-	-	1,604,470	-

Net assets	$12,403,360	$37,508,768	$95,636,402	$1,893,686	$99,026,168	$408,910,548	$62,980,806	$161,858,732

Outstanding units
Contract owners	943,855	1,821,022	5,325,759	120,799	5,809,475	26,645,694	2,419,280	9,995,211

UNIT VALUE
Panorama Premier	$-	$20.19	$-	$-	$16.87	$-	$22.71	$-
Panorama Passage®
Tier 1	-	19.97	-	-	16.69	-	24.02	-
Tier 2	-	19.59	-	-	16.38	-	23.39	-
Tier 3	-	20.58	-	-	17.20	-	25.27	-
Tier 4	-	19.95	-	-	16.67	-	24.19	-
MassMutual Artistry	-	20.72	-	-	17.32	-	25.03	-
MassMutual Transitions®
Custom Plan	-	21.30	-	-	17.80	-	29.64	-
Package Plan I	-	21.30	-	-	17.80	-	29.64	-
Package Plan II	-	20.43	-	-	17.08	-	27.87	-
Package Plan III	-	19.83	-	-	16.57	-	26.67	-

See Notes to Financial Statements.

F-10

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	Ivy VIP	MML	MML	MML	MML	MML
	Asset	Aggressive	Aggressive	Asset	Balanced	Balanced	MML	MML
	Strategy	Allocation	Allocation	Momentum	Allocation	Allocation	Blend	Blend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	13.55	19.83	-	-	16.57	-	24.61	-
Tier 2	13.17	18.90	-	-	15.80	-	23.10	-
Tier 3	12.94	18.35	-	-	15.34	-	22.20	-
Tier 4	13.17	18.90	-	-	15.80	-	23.06	-
Tier 5	12.80	18.02	-	-	15.06	-	21.65	-
Tier 6	12.57	17.49	-	-	14.62	-	20.81	-
Tier 7	13.08	18.68	-	-	15.61	-	22.79	-
Tier 8	12.71	17.81	-	-	14.88	-	21.36	-
Tier 9	12.89	-	17.73	-	-	14.85	-	21.66
Tier 10	13.36	-	18.82	-	-	15.77	-	23.39
Tier 11	12.53	-	16.90	-	-	14.16	-	20.30
Tier 12	12.98	-	17.99	-	-	15.07	-	22.35
Tier 13	12.13	-	16.18	-	-	13.56	-	19.44
Tier 14	12.48	-	16.98	-	-	14.22	-	20.74
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	-	-	19.51	-
Tier 2	-	-	-	-	-	-	20.78	-
MassMutual Transitions SelectSM
Tier 1	13.95	20.80	-	-	17.38	-	27.33	-
Tier 2	13.95	-	20.19	-	-	16.92	-	26.57
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	12.12	-	13.48	-	-	12.17	-	13.58
Tier 2	11.95	-	13.28	-	-	11.99	-	13.39
Tier 3	12.12	-	13.48	-	-	12.17	-	13.58
MassMutual Capital VantageSM
Tier 1	12.10	-	13.45	15.45	-	12.14	-	13.56
Tier 2	12.27	-	13.65	15.68	-	12.32	-	13.76
Tier 3	11.87	-	13.20	15.17	-	11.92	-	13.30
Tier 4	12.10	-	13.45	15.45	-	12.14	-	13.56
Tier 5	12.05	-	13.40	15.39	-	12.09	-	13.50
Tier 6	12.27	-	13.65	15.68	-	12.32	-	13.76

See Notes to Financial Statements.

F-11

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	MML Blue Chip Growth	MML Blue Chip Growth	MML Conservative Allocation	MML Conservative Allocation	MML Core Allocation	MML Dynamic Bond	MML Equity	MML Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Service Class I)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	3,418,288	8,741,802	7,516,991	31,780,708	84,428,381	1,007,383	892,847	3,506,993
Identified cost	$53,757,374	$137,956,493	$74,322,743	$313,544,466	$1,003,751,494	$9,982,898	$23,047,202	$96,516,457
Value	$56,367,569	$137,333,705	$74,794,060	$312,722,161	$989,500,624	$10,144,350	$25,085,404	$97,057,936
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	7
Total assets	56,367,569	137,333,705	74,794,060	312,722,161	989,500,624	10,144,350	25,085,404	97,057,943

LIABILITIES
Annuitant mortality fluctuation reserve	1,042	-	-	-	-	-	349	-
Payable to Massachusetts Mutual Life Insurance Company	95	8	32	17	135	-	90	-
Total liabilities	1,137	8	32	17	135	-	439	-

NET ASSETS	$56,366,432	$137,333,697	$74,794,028	$312,722,144	$989,500,489	$10,144,350	$25,084,965	$97,057,943

Net Assets:
Accumulation units - value	$55,168,405	$137,333,697	$74,654,709	$312,722,144	$989,135,664	$10,144,350	$24,282,551	$97,057,943
Contracts in payout (annuitization) period	1,198,027	-	139,319	-	364,825	-	802,414	-

Net assets	$56,366,432	$137,333,697	$74,794,028	$312,722,144	$989,500,489	$10,144,350	$25,084,965	$97,057,943

Outstanding units
Contract owners	1,289,749	5,915,556	4,480,056	20,930,050	57,034,873	918,215	1,097,055	4,923,227

UNIT VALUE
Panorama Premier	$48.31	$-	$16.38	$-	$-	$-	$18.33	$-
Panorama Passage®
Tier 1	47.59	-	16.21	-	-	-	20.34	-
Tier 2	46.34	-	15.90	-	-	-	19.81	-
Tier 3	49.61	-	16.70	-	-	-	21.40	-
Tier 4	47.51	-	16.19	-	-	-	20.49	-
MassMutual Artistry	50.11	-	16.82	-	23.42	-	21.87	-
MassMutual Transitions®
Custom Plan	45.84	-	17.29	-	-	-	27.51	-
Package Plan I	45.84	-	17.29	-	-	-	27.51	-
Package Plan II	43.10	-	16.58	-	-	-	25.87	-
Package Plan III	41.25	-	16.09	-	-	-	24.76	-

See Notes to Financial Statements.

F-12

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	MML Blue Chip Growth	MML Blue Chip Growth	MML Conservative Allocation	MML Conservative Allocation	MML Core Allocation	MML Dynamic Bond	MML Equity	MML Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Service Class I)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	37.88	-	16.09	-	17.86	-	22.79	-
Tier 2	35.55	-	15.34	-	17.07	-	21.39	-
Tier 3	34.17	-	14.89	-	16.60	-	20.56	-
Tier 4	35.50	-	15.34	-	17.07	-	21.36	-
Tier 5	33.32	-	14.62	-	16.32	-	20.05	-
Tier 6	32.02	-	14.19	-	15.86	-	19.27	-
Tier 7	35.08	-	15.16	-	16.88	-	21.11	-
Tier 8	32.88	-	14.45	-	16.14	-	19.78	-
Tier 9	-	33.35	-	14.39	16.50	-	-	20.07
Tier 10	-	36.01	-	15.27	17.46	-	-	21.67
Tier 11	-	31.25	-	13.72	15.77	-	-	18.81
Tier 12	-	34.42	-	14.60	16.69	-	-	20.71
Tier 13	-	29.92	-	13.13	15.10	-	-	18.01
Tier 14	-	31.93	-	13.77	15.80	-	-	19.21
MassMutual RetireEase SelectSM
Tier 1	29.47	-	-	-	-	-	15.48	-
Tier 2	31.38	-	-	-	-	-	16.49	-
MassMutual Transitions SelectSM
Tier 1	44.28	-	16.88	-	18.69	-	25.28	-
Tier 2	-	43.06	-	16.38	18.69	-	-	24.58
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	17.23	-	11.88	13.06	11.00	-	13.57
Tier 2	-	16.98	-	11.71	12.87	10.84	-	13.37
Tier 3	-	17.23	-	11.88	13.06	11.00	-	13.57
MassMutual Capital VantageSM
Tier 1	-	17.20	-	11.86	13.04	10.98	-	13.54
Tier 2	-	17.45	-	12.03	13.23	11.14	-	13.74
Tier 3	-	16.88	-	11.64	12.79	10.78	-	13.29
Tier 4	-	17.20	-	11.86	13.04	10.98	-	13.54
Tier 5	-	17.12	-	11.81	12.98	10.93	-	13.49
Tier 6	-	17.45	-	12.03	13.23	11.14	-	13.74

See Notes to Financial Statements.

F-13

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

			MML	MML	MML	MML
	MML	MML	Equity	Equity	Equity	Focused	MML
	Equity Income	Equity Income	Index	Index	Rotation	Equity	Foreign
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)		(Initial Class)
ASSETS
Investments
Number of shares	14,044,813	7,863,913	1,018,027	1,466,436	140,882	2,707,500	12,684,111
Identified cost	$157,887,820	$89,510,955	$27,446,909	$38,287,956	$1,776,909	$17,570,738	$124,091,978
Value	$157,021,014	$86,738,956	$33,045,152	$45,972,781	$1,741,305	$17,679,975	$128,109,519
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	157,021,014	86,738,956	33,045,152	45,972,781	1,741,305	17,679,975	128,109,519

LIABILITIES
Annuitant mortality fluctuation reserve	1,658	-	-	-	-	-	1,148
Payable to Massachusetts Mutual Life Insurance Company	94	16	77	11	-	52	70
Total liabilities	1,752	16	77	11	-	52	1,218

NET ASSETS	$157,019,262	$86,738,940	$33,045,075	$45,972,770	$1,741,305	$17,679,923	$128,108,301

Net Assets:
Accumulation units - value	$153,040,533	$86,738,940	$31,604,536	$45,972,770	$1,741,305	$17,679,923	$124,358,593
Contracts in payout (annuitization) period	3,978,729	-	1,440,539	-	-	-	3,749,708

Net assets	$157,019,262	$86,738,940	$33,045,075	$45,972,770	$1,741,305	$17,679,923	$128,108,301

Outstanding units
Contract owners	5,987,062	4,049,182	1,204,817	1,507,010	113,361	887,636	8,271,919

UNIT VALUE
Panorama Premier	$31.58	$-	$24.34	$-	$-	$24.55	$14.57
Panorama Passage®
Tier 1	31.11	-	25.26	-	-	24.38	14.67
Tier 2	30.30	-	24.60	-	-	24.08	14.29
Tier 3	32.44	-	26.57	-	-	24.85	15.43
Tier 4	31.06	-	25.45	-	-	24.36	14.78
MassMutual Artistry	32.76	-	23.12	-	-	24.96	13.76
MassMutual Transitions®
Custom Plan	29.10	-	33.84	-	-	25.41	17.22
Package Plan I	29.10	-	33.84	-	-	25.41	17.22
Package Plan II	27.36	-	31.81	-	-	24.74	16.19
Package Plan III	26.18	-	30.45	-	-	24.27	15.49

See Notes to Financial Statements.

F-14

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	MML	MML	MML	MML	MML	MML
	Equity	Equity	Equity	Equity	Equity	Focused	MML
	Income	Income	Index	Index	Rotation	Equity	Foreign
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)		(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	24.15	-	28.34	-	-	24.27	14.57
Tier 2	22.67	-	26.60	-	-	23.53	13.68
Tier 3	21.79	-	25.57	-	-	23.09	13.15
Tier 4	22.63	-	26.56	-	-	23.53	13.66
Tier 5	21.24	-	24.93	-	-	22.82	12.82
Tier 6	20.42	-	23.96	-	-	22.39	12.32
Tier 7	22.37	-	26.25	-	-	23.35	13.50
Tier 8	20.96	-	24.60	-	-	22.65	12.65
Tier 9	-	21.26	-	24.94	-	23.00	-
Tier 10	-	22.95	-	26.93	-	23.90	-
Tier 11	-	19.92	-	23.38	-	22.30	-
Tier 12	-	21.94	-	25.74	-	23.18	-
Tier 13	-	19.07	-	22.38	-	21.55	-
Tier 14	-	20.35	-	23.88	-	22.22	-
MassMutual RetireEase SelectSM
Tier 1	16.83	-	21.17	-	-	-	8.88
Tier 2	17.92	-	22.55	-	-	-	9.46
MassMutual Transitions SelectSM
Tier 1	26.82	-	32.31	-	-	25.02	16.41
Tier 2	-	26.07	-	31.41	-	25.02	-
MassMutual Equity EdgeSM
Tier 1	-	-	24.73	-	-	-	-
Tier 2	-	-	25.07	-	-	-	-
Tier 3	-	-	25.94	-	-	-	-
Tier 4	-	-	25.94	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	14.51	-	-	-	17.13	-
Tier 2	-	14.30	-	-	-	16.88	-
Tier 3	-	14.51	-	-	-	17.13	-
MassMutual Capital VantageSM
Tier 1	-	14.48	-	-	15.14	17.09	-
Tier 2	-	14.69	-	-	15.36	17.34	-
Tier 3	-	14.21	-	-	14.86	16.77	-
Tier 4	-	14.48	-	-	15.14	17.09	-
Tier 5	-	14.42	-	-	15.08	17.02	-
Tier 6	-	14.69	-	-	15.36	17.34	-

See Notes to Financial Statements.

F-15

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

		MML	MML					MML
	MML	Fundamental	Fundamental	MML	MML	MML	MML	Growth
	Foreign	Growth	Value	Global	Global	Global	Growth	& Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)
ASSETS
Investments
Number of shares	977,631	1,526,117	1,173,044	444,627	1,347,890	327,724	13,380,736	3,776,052
Identified cost	$10,037,721	$16,349,701	$16,190,668	$5,261,293	$16,072,540	$3,755,477	$181,251,977	$38,578,638
Value	$9,815,418	$14,803,332	$15,050,150	$5,717,903	$17,104,725	$4,316,119	$191,745,945	$73,368,692
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	9,815,418	14,803,332	15,050,150	5,717,903	17,104,725	4,316,119	191,745,945	73,368,692

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	-	7	-	5,858
Payable to Massachusetts Mutual Life Insurance Company	2	57	48	82	4	9	56	235
Total liabilities	2	57	48	82	4	16	56	6,093

NET ASSETS	$9,815,416	$14,803,275	$15,050,102	$5,717,821	$17,104,721	$4,316,103	$191,745,889	$73,362,599

Net Assets:
Accumulation units - value	$9,815,416	$14,793,092	$15,050,102	$5,359,507	$17,104,721	$4,315,873	$191,745,889	$72,972,979
Contracts in payout (annuitization) period	-	10,183	-	358,314	-	230	-	389,620

Net assets	$9,815,416	$14,803,275	$15,050,102	$5,717,821	$17,104,721	$4,316,103	$191,745,889	$73,362,599

Outstanding units
Contract owners	700,188	797,684	1,016,383	266,210	944,518	274,411	8,104,921	2,322,666

UNIT VALUE
Panorama Premier	$-	$23.98	$18.48	$-	$-	$17.68	$-	$32.02
Panorama Passage®
Tier 1	-	23.82	18.35	-	-	17.13	-	31.54
Tier 2	-	23.53	18.12	-	-	16.68	-	30.71
Tier 3	-	24.28	18.70	-	-	18.02	-	32.88
Tier 4	-	23.80	18.33	-	-	17.25	-	31.49
MassMutual Artistry	-	24.39	18.79	-	-	12.68	40.60	33.22
MassMutual Transitions®
Custom Plan	-	24.82	19.12	21.96	-	-	-	34.51
Package Plan I	-	24.82	19.12	21.96	-	-	-	34.51
Package Plan II	-	24.17	18.62	20.64	-	-	-	32.56
Package Plan III	-	23.71	18.26	19.76	-	-	-	31.23

See Notes to Financial Statements.

F-16

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

		MML	MML					MML
	MML	Fundamental	Fundamental	MML	MML	MML	MML	Growth
	Foreign	Growth	Value	Global	Global	Global	Growth	& Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	23.71	18.26	19.62	-	-	27.78	23.85
Tier 2	-	22.99	17.71	18.41	-	-	26.55	22.39
Tier 3	-	22.56	17.38	17.70	-	-	25.81	21.52
Tier 4	-	22.99	17.71	18.38	-	-	26.55	22.35
Tier 5	-	22.30	17.18	17.26	-	-	25.37	20.98
Tier 6	-	21.87	16.85	16.59	-	-	24.67	20.17
Tier 7	-	22.82	17.58	18.17	-	-	26.25	22.09
Tier 8	-	22.13	17.05	17.03	-	-	25.09	20.70
Tier 9	12.84	22.47	17.31	-	17.34	-	25.66	-
Tier 10	13.86	23.35	17.99	-	18.72	-	27.16	-
Tier 11	12.03	21.79	16.79	-	16.25	-	24.53	-
Tier 12	13.24	22.64	17.44	-	17.89	-	25.96	-
Tier 13	11.52	21.05	16.22	-	15.56	-	23.48	-
Tier 14	12.29	21.71	16.72	-	16.60	-	24.57	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	15.74	-	-	-	18.72
Tier 2	-	-	-	16.76	-	-	-	19.93
MassMutual Transitions SelectSM
Tier 1	-	24.45	18.83	23.80	-	-	29.06	27.16
Tier 2	15.96	24.45	18.83	-	23.23	-	29.06	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	10.39	16.70	13.16	-	14.37	-	17.04	-
Tier 2	10.24	16.46	12.97	-	14.16	-	16.80	-
Tier 3	10.39	16.70	13.16	-	14.37	-	17.04	-
MassMutual Capital VantageSM
Tier 1	10.37	16.67	13.14	-	14.34	-	17.01	-
Tier 2	10.52	16.91	13.33	-	14.55	-	17.26	-
Tier 3	10.18	16.36	12.89	-	14.07	-	16.69	-
Tier 4	10.37	16.67	13.14	-	14.34	-	17.01	-
Tier 5	10.33	16.60	13.08	-	14.28	-	16.94	-
Tier 6	10.52	16.91	13.33	-	14.55	-	17.26	-

See Notes to Financial Statements.

F-17

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

							MML	MML
	MML	MML	MML		MML	MML	Inflation-	Inflation-
	Growth	Growth	Growth	MML	Income	Income	Protected	Protected
	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	2,388,209	56,859,731	109,241,099	4,531,993	2,434,462	3,010,153	13,338,860	4,226,523
Identified cost	$37,069,589	$547,881,647	$1,049,932,018	$44,450,711	$25,156,734	$32,245,796	$137,297,144	$43,038,222
Value	$45,996,904	$514,011,966	$978,800,252	$43,189,894	$24,198,556	$29,439,300	$137,123,481	$43,237,333
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	24	-	-	-	-	-
Total assets	45,996,904	514,011,966	978,800,276	43,189,894	24,198,556	29,439,300	137,123,481	43,237,333

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	112	170	-	1,928	-
Payable to Massachusetts Mutual Life Insurance Company	3	10	-	29	84	2	139	6
Total liabilities	3	10	-	141	254	2	2,067	6

NET ASSETS	$45,996,901	$514,011,956	$978,800,276	$43,189,753	$24,198,302	$29,439,298	$137,121,414	$43,237,327

Net Assets:
Accumulation units - value	$45,996,901	$514,011,956	$978,723,854	$43,186,033	$23,273,435	$29,439,298	$133,735,995	$43,237,327
Contracts in payout (annuitization) period	-	-	76,422	3,720	924,867	-	3,385,419	-

Net assets	$45,996,901	$514,011,956	$978,800,276	$43,189,753	$24,198,302	$29,439,298	$137,121,414	$43,237,327

Outstanding units
Contract owners	2,471,418	26,884,888	53,783,791	2,982,701	1,014,616	1,681,966	9,934,572	3,451,539

UNIT VALUE
Panorama Premier	$-	$18.90	$-	$17.11	$26.65	$-	$14.42	$-
Panorama Passage®
Tier 1	-	18.69	-	16.96	20.52	-	14.20	-
Tier 2	-	18.34	-	16.70	19.98	-	13.83	-
Tier 3	-	19.26	-	17.38	21.59	-	14.81	-
Tier 4	-	18.67	-	16.94	20.67	-	14.18	-
MassMutual Artistry	-	19.40	-	17.48	19.44	-	14.96	-
MassMutual Transitions®
Custom Plan	-	19.94	-	17.87	26.04	-	15.54	-
Package Plan I	-	19.94	-	17.87	26.04	-	15.54	-
Package Plan II	-	19.12	-	17.28	24.48	-	14.66	-
Package Plan III	-	18.56	-	16.86	23.43	-	14.06	-

See Notes to Financial Statements.

F-18

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

							MML	MML
	MML	MML	MML		MML	MML	Inflation-	Inflation-
	Growth	Growth	Growth	MML	Income	Income	Protected	Protected
	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	18.56	-	16.86	21.21	-	13.19	-
Tier 2	-	17.69	-	16.22	19.91	-	12.38	-
Tier 3	-	17.17	-	15.84	19.14	-	11.90	-
Tier 4	-	17.69	-	16.22	19.88	-	12.36	-
Tier 5	-	16.87	-	15.61	18.66	-	11.60	-
Tier 6	-	16.37	-	15.24	17.93	-	11.15	-
Tier 7	-	17.48	-	16.07	19.64	-	12.21	-
Tier 8	-	16.67	-	15.46	18.41	-	11.45	-
Tier 9	20.99	-	16.63	15.76	-	18.68	-	11.60
Tier 10	22.66	-	17.65	16.54	-	20.17	-	12.53
Tier 11	19.67	-	15.86	15.16	-	17.50	-	10.87
Tier 12	21.66	-	16.87	15.91	-	19.27	-	11.97
Tier 13	18.83	-	15.18	14.52	-	16.76	-	10.41
Tier 14	20.10	-	15.92	15.09	-	17.88	-	11.11
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	15.13	-	12.72	-
Tier 2	-	-	-	-	16.11	-	13.55	-
MassMutual Transitions SelectSM
Tier 1	-	19.47	-	17.53	23.90	-	14.04	-
Tier 2	26.39	-	18.94	17.53	-	23.24	-	13.64
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	15.63	-	12.97	12.30	-	14.04	-	10.74
Tier 2	15.40	-	12.78	12.12	-	13.84	-	10.59
Tier 3	15.63	-	12.97	12.30	-	14.04	-	10.74
MassMutual Capital VantageSM
Tier 1	15.59	-	12.94	12.28	-	14.01	-	10.72
Tier 2	15.82	-	13.13	12.46	-	14.22	-	10.88
Tier 3	15.30	-	12.70	12.05	-	13.75	-	10.52
Tier 4	15.59	-	12.94	12.28	-	14.01	-	10.72
Tier 5	15.53	-	12.89	12.23	-	13.95	-	10.67
Tier 6	15.82	-	13.13	12.46	-	14.22	-	10.88

See Notes to Financial Statements.

F-19

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

		MML	MML	MML	MML	MML	MML	MML
	MML	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	International	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	6,036,315	663,682	1,427,218	1,537,598	9,326,761	20,685,648	7,727,551	2,355,084
Identified cost	$61,000,286	$6,971,396	$15,432,663	$15,965,177	$116,899,999	$258,154,110	$97,703,551	$30,226,756
Value	$61,510,047	$6,643,456	$15,827,844	$16,390,793	$117,810,273	$260,703,023	$101,211,508	$30,590,869
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	61,510,047	6,643,456	15,827,844	16,390,793	117,810,273	260,703,023	101,211,508	30,590,869

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	196	-	1,662	-	1,178	-
Payable to Massachusetts Mutual Life Insurance Company	41	24	81	1	137	3	118	11
Total liabilities	41	24	277	1	1,799	3	1,296	11

NET ASSETS	$61,510,006	$6,643,432	$15,827,567	$16,390,792	$117,808,474	$260,703,020	$101,210,212	$30,590,858

Net Assets:
Accumulation units - value	$61,510,006	$6,643,432	$15,733,454	$16,390,792	$114,833,250	$260,703,020	$98,647,235	$30,590,858
Contracts in payout (annuitization) period	-	-	94,113	-	2,975,224	-	2,562,977	-

Net assets	$61,510,006	$6,643,432	$15,827,567	$16,390,792	$117,808,474	$260,703,020	$101,210,212	$30,590,858

Outstanding units
Contract owners	4,069,542	571,549	577,917	896,562	7,123,945	18,130,096	5,894,344	1,951,793

UNIT VALUE
Panorama Premier	$-	$-	$21.66	$-	$-	$13.47	$15.64	$-
Panorama Passage®
Tier 1	-	-	21.86	-	20.33	-	15.37	-
Tier 2	-	-	21.28	-	19.79	-	14.96	-
Tier 3	-	-	22.99	-	21.38	-	16.14	-
Tier 4	-	-	22.01	-	20.48	-	15.46	-
MassMutual Artistry	20.73	10.86	17.81	-	20.55	-	16.19	-
MassMutual Transitions®
Custom Plan	-	11.01	30.85	-	18.91	-	20.28	-
Package Plan I	-	11.01	30.85	-	18.91	-	20.28	-
Package Plan II	-	10.79	29.01	-	17.78	-	19.07	-
Package Plan III	-	10.64	27.76	-	17.02	-	18.25	-

See Notes to Financial Statements.

F-20

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

		MML	MML	MML	MML	MML	MML	MML
	MML	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	International	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	15.01	10.64	26.28	-	15.28	-	15.86	-
Tier 2	14.34	10.40	24.67	-	14.35	-	14.89	-
Tier 3	13.94	10.25	23.71	-	13.79	-	14.31	-
Tier 4	14.34	10.40	24.63	-	14.32	-	14.86	-
Tier 5	13.71	10.17	23.12	-	13.44	-	13.95	-
Tier 6	13.33	10.02	22.22	-	12.92	-	13.41	-
Tier 7	14.18	10.34	24.34	-	14.16	-	14.69	-
Tier 8	13.55	10.11	22.81	-	13.27	-	13.77	-
Tier 9	13.86	10.22	-	23.11	-	13.45	-	13.96
Tier 10	14.67	10.52	-	24.95	-	14.53	-	15.08
Tier 11	13.25	9.99	-	21.65	-	12.61	-	13.09
Tier 12	14.02	10.28	-	23.84	-	13.88	-	14.41
Tier 13	12.69	9.74	-	20.73	-	12.07	-	12.53
Tier 14	13.27	9.97	-	22.12	-	12.88	-	13.37
MassMutual RetireEase SelectSM
Tier 1	-	-	23.06	-	14.21	-	11.57	-
Tier 2	-	-	24.56	-	15.13	-	12.32	-
MassMutual Transitions SelectSM
Tier 1	15.70	10.88	32.53	-	16.32	-	17.98	-
Tier 2	15.70	10.88	-	31.58	-	15.87	-	17.48
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	12.92	11.84	-	16.09	-	10.83	-	11.34
Tier 2	12.73	11.67	-	15.86	-	10.67	-	11.17
Tier 3	12.92	11.84	-	16.09	-	10.83	-	11.34
MassMutual Capital VantageSM
Tier 1	12.90	11.82	-	16.06	-	10.81	-	11.31
Tier 2	13.09	11.99	-	16.30	-	10.96	-	11.48
Tier 3	12.65	11.60	-	15.76	-	10.60	-	11.10
Tier 4	12.90	11.82	-	16.06	-	10.81	-	11.31
Tier 5	12.84	11.77	-	15.99	-	10.76	-	11.26
Tier 6	13.09	11.99	-	16.30	-	10.96	-	11.48

See Notes to Financial Statements.

F-21

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

							MML
	MML	MML	MML	MML	MML	MML	Short-	MML
	Mid Cap	Mid Cap	Mid Cap	Mid Cap	Moderate	Moderate	Duration	Small Cap
	Growth	Growth	Value	Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
ASSETS
Investments
Number of shares	5,264,157	7,205,270	13,677,805	5,122,523	29,514,992	168,310,365	3,323,736	2,860,076
Identified cost	$79,436,349	$108,189,752	$150,368,422	$55,800,950	$317,830,259	$1,829,647,153	$32,273,403	$26,499,451
Value	$83,594,807	$108,799,571	$144,984,740	$53,223,011	$310,792,858	$1,752,110,903	$32,173,763	$26,711,731
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	83,594,807	108,799,571	144,984,740	53,223,011	310,792,858	1,752,110,903	32,173,763	26,711,731

LIABILITIES
Annuitant mortality fluctuation reserve	1,819	-	4,239	-	-	-	97	982
Payable to Massachusetts Mutual Life Insurance Company	110	11	212	13	69	102	23	92
Total liabilities	1,929	11	4,451	13	69	102	120	1,074

NET ASSETS	$83,592,878	$108,799,560	$144,980,289	$53,222,998	$310,792,789	$1,752,110,801	$32,173,643	$26,710,657

Net Assets:
Accumulation units - value	$81,796,287	$108,799,560	$141,060,602	$53,222,998	$310,792,789	$1,752,110,801	$32,170,423	$26,462,676
Contracts in payout (annuitization) period	1,796,591	-	3,919,687	-	-	-	3,220	247,981

Net assets	$83,592,878	$108,799,560	$144,980,289	$53,222,998	$310,792,789	$1,752,110,801	$32,173,643	$26,710,657

Outstanding units
Contract owners	1,710,217	4,497,792	4,044,150	2,380,279	17,179,709	105,177,875	3,025,222	831,548

UNIT VALUE
Panorama Premier	$83.50	$-	$45.12	$-	$17.80	$-	$10.83	$39.19
Panorama Passage®
Tier 1	61.89	-	47.82	-	17.61	-	10.73	35.31
Tier 2	60.26	-	46.56	-	17.28	-	10.57	34.38
Tier 3	65.11	-	50.31	-	18.14	-	11.00	37.15
Tier 4	62.35	-	48.17	-	17.59	-	10.72	35.57
MassMutual Artistry	49.91	-	51.03	-	18.27	-	11.06	34.08
MassMutual Transitions®
Custom Plan	56.35	-	41.14	-	18.78	-	11.31	33.03
Package Plan I	56.35	-	41.14	-	18.78	-	11.31	33.03
Package Plan II	52.99	-	38.68	-	18.01	-	10.93	31.06
Package Plan III	50.71	-	37.02	-	17.48	-	10.67	29.72

See Notes to Financial Statements.

F-22

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

							MML
	MML	MML	MML	MML	MML	MML	Short-	MML
	Mid Cap	Mid Cap	Mid Cap	Mid Cap	Moderate	Moderate	Duration	Small Cap
	Growth	Growth	Value	Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	33.58	-	32.37	-	17.48	-	10.67	26.16
Tier 2	31.80	-	30.39	-	16.67	-	10.27	24.56
Tier 3	30.73	-	29.21	-	16.18	-	10.02	23.61
Tier 4	31.80	-	30.34	-	16.67	-	10.27	24.52
Tier 5	30.11	-	28.48	-	15.89	-	9.88	23.01
Tier 6	29.09	-	27.37	-	15.42	-	9.64	22.12
Tier 7	31.38	-	29.98	-	16.47	-	10.17	24.23
Tier 8	29.71	-	28.10	-	15.70	-	9.78	22.71
Tier 9	-	29.82	-	28.50	-	15.66	9.97	-
Tier 10	-	31.92	-	30.77	-	16.63	10.47	-
Tier 11	-	28.23	-	26.71	-	14.93	9.60	-
Tier 12	-	30.50	-	29.41	-	15.89	10.07	-
Tier 13	-	27.03	-	25.57	-	14.30	9.19	-
Tier 14	-	28.55	-	27.29	-	15.00	9.55	-
MassMutual RetireEase SelectSM
Tier 1	29.03	-	22.52	-	-	-	-	19.79
Tier 2	30.92	-	23.99	-	-	-	-	21.07
MassMutual Transitions SelectSM
Tier 1	35.47	-	35.51	-	18.34	-	11.09	30.69
Tier 2	-	34.48	-	34.52	-	17.84	11.09	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	16.03	-	14.25	-	12.51	10.36	-
Tier 2	-	15.79	-	14.04	-	12.32	10.21	-
Tier 3	-	16.03	-	14.25	-	12.51	10.36	-
MassMutual Capital VantageSM
Tier 1	-	15.99	-	14.22	-	12.48	10.34	-
Tier 2	-	16.23	-	14.43	-	12.66	10.49	-
Tier 3	-	15.69	-	13.96	-	12.25	10.15	-
Tier 4	-	15.99	-	14.22	-	12.48	10.34	-
Tier 5	-	15.93	-	14.16	-	12.43	10.29	-
Tier 6	-	16.23	-	14.43	-	12.66	10.49	-

See Notes to Financial Statements.

F-23

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	MML Small Cap Equity	MML Small Cap Growth Equity	MML Small Cap Growth Equity	MML Small Company Value	MML Small/Mid Cap Value	MML Small/Mid Cap Value	MML Special Situations	MML Strategic Emerging Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)
ASSETS
Investments
Number of shares	2,482,523	6,703,914	1,980,100	1,735,760	9,557,374	2,132,487	64,636	1,241,254
Identified cost	$23,024,120	$89,528,600	$26,604,716	$26,457,004	$112,871,103	$25,731,348	$718,980	$12,779,227
Value	$22,694,631	$94,748,227	$26,026,128	$24,665,153	$105,704,551	$23,286,753	$835,745	$15,739,095
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	22,694,631	94,748,227	26,026,128	24,665,153	105,704,551	23,286,753	835,745	15,739,095

LIABILITIES
Annuitant mortality fluctuation reserve	-	3,179	-	-	1,605	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	2	176	17	31	132	3	-	76
Total liabilities	2	3,355	17	31	1,737	3	-	76

NET ASSETS	$22,694,629	$94,744,872	$26,026,111	$24,665,122	$105,702,814	$23,286,750	$835,745	$15,739,019

Net Assets:
Accumulation units - value	$22,694,629	$92,056,412	$26,026,111	$24,665,122	$102,637,271	$23,286,750	$835,745	$15,739,019
Contracts in payout (annuitization) period	-	2,688,460	-	-	3,065,543	-	-	-

Net assets	$22,694,629	$94,744,872	$26,026,111	$24,665,122	$105,702,814	$23,286,750	$835,745	$15,739,019

Outstanding units
Contract owners	1,184,188	2,488,164	1,127,320	1,254,816	3,898,914	1,156,012	56,690	1,150,619

UNIT VALUE
Panorama Premier	$-	$45.77	$-	$-	$35.50	$-	$-	$-
Panorama Passage®
Tier 1	-	40.44	-	-	34.97	-	-	-
Tier 2	-	39.38	-	-	34.05	-	-	-
Tier 3	-	42.54	-	-	36.46	-	-	-
Tier 4	-	40.74	-	-	34.91	-	-	-
MassMutual Artistry	-	28.88	-	31.12	36.82	-	-	16.39
MassMutual Transitions®
Custom Plan	-	44.79	-	-	38.26	-	-	-
Package Plan I	-	44.79	-	-	38.26	-	-	-
Package Plan II	-	42.12	-	-	36.09	-	-	-
Package Plan III	-	40.30	-	-	34.62	-	-	-

See Notes to Financial Statements.

F-24

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	MML Small Cap Equity	MML Small Cap Growth Equity	MML Small Cap Growth Equity	MML Small Company Value	MML Small/Mid Cap Value	MML Small/Mid Cap Value	MML Special Situations	MML Strategic Emerging Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	33.34	-	29.92	24.86	-	-	12.83
Tier 2	-	31.29	-	28.67	23.33	-	-	12.26
Tier 3	-	30.08	-	27.92	22.42	-	-	11.92
Tier 4	-	31.24	-	28.67	23.29	-	-	12.26
Tier 5	-	29.32	-	27.47	21.86	-	-	11.72
Tier 6	-	28.19	-	26.75	21.01	-	-	11.39
Tier 7	-	30.88	-	28.37	23.02	-	-	12.12
Tier 8	-	28.93	-	27.18	21.57	-	-	11.58
Tier 9	22.99	-	29.34	27.77	-	21.88	-	11.85
Tier 10	24.82	-	31.68	29.29	-	23.62	-	12.54
Tier 11	21.55	-	27.50	26.61	-	20.51	-	11.32
Tier 12	23.72	-	30.28	28.06	-	22.58	-	11.98
Tier 13	20.63	-	26.33	25.47	-	19.63	-	10.84
Tier 14	22.01	-	28.09	26.59	-	20.95	-	11.34
MassMutual RetireEase SelectSM
Tier 1	-	23.49	-	-	16.38	-	-	-
Tier 2	-	25.02	-	-	17.45	-	-	-
MassMutual Transitions SelectSM
Tier 1	-	40.62	-	31.22	27.17	-	-	13.42
Tier 2	29.78	-	39.48	31.22	-	26.42	-	13.42
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	14.34	-	16.21	14.52	-	13.17	-	14.01
Tier 2	14.14	-	15.97	14.31	-	12.98	-	13.81
Tier 3	14.34	-	16.21	14.52	-	13.17	-	14.01
MassMutual Capital VantageSM
Tier 1	14.31	-	16.18	14.49	-	13.14	14.53	13.98
Tier 2	14.53	-	16.41	14.70	-	13.34	14.75	14.19
Tier 3	14.05	-	15.87	14.22	-	12.90	14.26	13.72
Tier 4	14.31	-	16.18	14.49	-	13.14	14.53	13.98
Tier 5	14.25	-	16.11	14.43	-	13.09	14.47	13.93
Tier 6	14.53	-	16.41	14.70	-	13.34	14.75	14.19

See Notes to Financial Statements.

F-25

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

			PIMCO	VY®
		MML U.S.	Commodity	Clarion
	MML Total	Government	RealReturn®	Global
	Return Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

ASSETS
Investments
Number of shares	3,010,719	75,535,683	1,391,996	1,207,968
Identified cost	$31,133,476	$75,530,231	$10,617,739	$14,534,860
Value	$31,973,838	$75,535,680	$9,034,055	$15,751,903
Dividends receivable	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	213	-	-
Total assets	31,973,838	75,535,893	9,034,055	15,751,903

LIABILITIES
Annuitant mortality fluctuation reserve	-	1,671	78	91
Payable to Massachusetts Mutual Life Insurance Company	31	-	103	56
Total liabilities	31	1,671	181	147

NET ASSETS	$31,973,807	$75,534,222	$9,033,874	$15,751,756

Net Assets:
Accumulation units - value	$31,973,807	$74,788,774	$8,787,214	$15,142,540
Contracts in payout (annuitization) period	-	745,448	246,660	609,216

Net assets	$31,973,807	$75,534,222	$9,033,874	$15,751,756

Outstanding units
Contract owners	2,936,027	8,074,717	1,661,426	948,461

UNIT VALUE
Panorama Premier	$11.00	$8.93	$5.36	$16.48
Panorama Passage®
Tier 1	10.92	8.84	5.29	16.28
Tier 2	10.79	8.67	5.18	15.93
Tier 3	11.13	9.10	5.47	16.85
Tier 4	10.92	8.83	5.28	16.26
MassMutual Artistry	11.19	9.17	5.52	16.98
MassMutual Transitions®
Custom Plan	11.39	9.42	5.70	17.53
Package Plan I	11.39	9.42	5.70	17.53
Package Plan II	11.08	9.04	5.43	16.71
Package Plan III	10.87	8.77	5.25	16.15

See Notes to Financial Statements.

F-26

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

			PIMCO	VY®
		MML U.S.	Commodity	Clarion
	MML Total	Government	RealReturn®	Global
	Return Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	10.87	8.77	5.24	16.14
Tier 2	10.55	8.36	4.97	15.28
Tier 3	10.34	8.12	4.80	14.77
Tier 4	10.55	8.36	4.97	15.28
Tier 5	10.23	7.97	4.70	14.47
Tier 6	10.03	7.74	4.54	13.98
Tier 7	10.46	8.26	4.90	15.08
Tier 8	10.15	7.88	4.64	14.28
Tier 9	10.31	8.08	4.79	14.74
Tier 10	10.71	8.58	5.13	15.78
Tier 11	9.99	7.70	4.54	13.96
Tier 12	10.38	8.20	4.90	15.08
Tier 13	9.66	7.37	4.34	13.36
Tier 14	9.96	7.74	4.59	14.12
MassMutual RetireEase SelectSM
Tier 1	-	9.05	5.31	13.06
Tier 2	-	9.29	5.66	13.91
MassMutual Transitions SelectSM
Tier 1	11.21	9.20	5.54	17.05
Tier 2	11.21	9.20	5.54	17.05
MassMutual Equity EdgeSM
Tier 1	-	8.93	-	-
Tier 2	-	-	-	-
Tier 3	-	-	-	-
Tier 4	-	9.20	-	-
MassMutual Transitions SelectSM II
Tier 1	10.69	9.81	-	-
Tier 2	10.54	9.66	-	-
Tier 3	10.69	9.81	-	-
MassMutual Capital VantageSM
Tier 1	10.67	9.79	-	-
Tier 2	10.83	9.93	-	-
Tier 3	10.47	9.60	-	-
Tier 4	10.67	9.79	-	-
Tier 5	10.63	9.75	-	-
Tier 6	10.83	9.93	-	-

See Notes to Financial Statements.

F-27

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2019

	BlackRock 60/40 Target Allocation ETF V.I.	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Investment income
Dividends	$63,619	$1,031,459	$383,073	$-	$98,041	$1,436	$155,492	$-

Expenses
Mortality and expense risk fee and administrative charges	15,576	2,831,394	2,252,071	165,124	2,015,235	1,034	78,807	188,124

Net Investment income (loss)	48,043	(1,799,935)	(1,868,998)	(165,124)	(1,917,194)	402	76,685	(188,124)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	21,130	20,486,032	4,165,800	(287,724)	6,138,714	2,285	209,796	20,027
Realized gain distribution	31,781	26,730,567	19,673,650	1,215,071	15,438,471	1,154	110,137	1,950,061
Realized gain (loss)	52,911	47,216,599	23,839,450	927,347	21,577,185	3,439	319,933	1,970,088

Change in net unrealized appreciation/ depreciation of investments	172,192	14,339,328	22,307,326	2,828,645	28,148,314	6,345	642,199	2,552,659

Net gain (loss) on investments	225,103	61,555,927	46,146,776	3,755,992	49,725,499	9,784	962,132	4,522,747

Net increase (decrease) in net assets resulting from operations	273,146	59,755,992	44,277,778	3,590,868	47,808,305	10,186	1,038,817	4,334,623

Capital transactions:
Transfer of net premiums	2,352,817	2,005,517	20,128,525	258,032	957,594	-	12,626	3,493,349
Transfers due to death benefits	-	(1,287,714)	(988,830)	(160,906)	(1,316,677)	-	(108,365)	(79,387)
Transfers due to annuity benefit payments	-	(639,595)	-	-	(295,422)	-	(7,390)	-
Transfers due to withdrawal of funds	(50,176)	(26,306,517)	(19,660,946)	(1,583,089)	(21,843,667)	(4,505)	(765,392)	(1,646,226)
Transfers due to loans, net of repayments	-	(3,155)	-	-	(2,505)	-	551	-
Transfers due to cost of insurance	-	(651,127)	(147,774)	(13,461)	(545,922)	21	(5,898)	(5,710)
Transfers due to contingent deferred sales charges	-	(1,040)	-	-	(377)	-	(83)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	97,460	-	-	83,973	-	2,932	-
Transfers between Sub-Accounts and to/from Fixed Account	(51,014)	(13,001,508)	(2,267,590)	(228,902)	(14,225,111)	(1)	(19,821)	746,734

Net increase (decrease) in net assets resulting from capital transactions	2,251,627	(39,787,679)	(2,936,615)	(1,728,326)	(37,188,114)	(4,485)	(890,840)	2,508,760
Total increase (decrease)	2,524,773	19,968,313	41,341,163	1,862,542	10,620,191	5,701	147,977	6,843,383

NET ASSETS, at beginning of the year	1,051,057	212,143,084	150,211,346	11,026,041	150,727,803	66,010	6,725,065	11,178,908

NET ASSETS, at end of the year	$3,575,830	$232,111,397	$191,552,509	$12,888,583	$161,347,994	$71,711	$6,873,042	$18,022,291

See Notes to Financial Statements.

F-28

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global Strategic Income	Invesco Oppenheimer V.I. Global Strategic Income	Invesco Oppenheimer V.I. Government Money	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. International Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)		(Series II)	(Series I)
Investment income
Dividends	$-	$424,340	$1,558,872	$2,446,735	$6,649,244	$122,182	$181,114	$337,841

Expenses
Mortality and expense risk fee and administrative charges	1,371,376	857,020	2,124,329	925,238	2,193,467	80,722	321,450	379,862

Net Investment income (loss)	(1,371,376)	(432,680)	(565,457)	1,521,497	4,455,777	41,460	(140,336)	(42,021)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	13,318,154	1,443,645	14,304,507	(1,109,341)	(3,142,770)	-	422,436	1,473,017
Realized gain distribution	13,843,266	9,583,142	24,623,412	-	-	-	1,252,186	1,656,553
Realized gain (loss)	27,161,420	11,026,787	38,927,919	(1,109,341)	(3,142,770)	-	1,674,622	3,129,570

Change in net unrealized appreciation/ depreciation of investments	8,693,739	6,457,530	7,534,847	5,915,099	14,432,197	-	4,435,578	4,578,494

Net gain (loss) on investments	35,855,159	17,484,317	46,462,766	4,805,758	11,289,427	-	6,110,200	7,708,064

Net increase (decrease) in net assets resulting from operations	34,483,783	17,051,637	45,897,309	6,327,255	15,745,204	41,460	5,969,864	7,666,043

Capital transactions:
Transfer of net premiums	846,960	3,998,368	1,343,993	4,106,953	1,382,765	465,601	1,607,203	270,377
Transfers due to death benefits	(780,422)	(402,402)	(1,130,674)	(316,017)	(1,870,164)	(132,243)	(149,846)	(177,061)
Transfers due to annuity benefit payments	(212,706)	-	(325,379)	-	(341,262)	(9,447)	-	(79,400)
Transfers due to withdrawal of funds	(14,669,535)	(7,102,098)	(19,812,113)	(8,139,311)	(22,400,256)	(1,877,281)	(3,043,515)	(3,166,155)
Transfers due to loans, net of repayments	19,201	-	721	-	(479)	6,721	-	(359)
Transfers due to cost of insurance	(379,813)	(168,620)	(459,844)	(262,142)	(675,617)	14,157	(61,880)	(115,825)
Transfers due to contingent deferred sales charges	(150)	-	(663)	-	(546)	(415)	-	(237)
Transfers due to net charge (credit) to annuitant mortality fluctuation	58,468	-	94,020	-	93,073	2,847	-	17,347
Transfers between Sub-Accounts and to/from Fixed Account	(12,360,018)	(1,841,257)	(10,595,545)	3,005,528	9,654,837	714,026	(985,075)	(1,690,800)

Net increase (decrease) in net assets resulting from capital transactions	(27,478,015)	(5,516,009)	(30,885,484)	(1,604,989)	(14,157,649)	(816,034)	(2,633,113)	(4,942,113)
Total increase (decrease)	7,005,768	11,535,628	15,011,825	4,722,266	1,587,555	(774,574)	3,336,751	2,723,930

NET ASSETS, at beginning of the year	99,470,922	58,317,027	161,039,139	70,206,556	173,249,673	7,836,332	23,629,838	30,045,032

NET ASSETS, at end of the year	$106,476,690	$69,852,655	$176,050,964	$74,928,822	$174,837,228	$7,061,758	$26,966,589	$32,768,962

See Notes to Financial Statements.

F-29

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

	Invesco Oppenheimer V.I.	Invesco Oppenheimer V.I.	Invesco Oppenheimer V.I. Total Return	Invesco V.I. Diversified	Invesco V.I. Diversified	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Bond	Dividend	Dividend	Health Care	Health Care	Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
Investment income
Dividends	$144,284	$339,072	$69,198	$194,279	$384,177	$4,470	$-	$-

Expenses
Mortality and expense risk fee and administrative charges	223,032	355,970	27,243	74,454	201,762	119,524	162,048	79,523

Net Investment income (loss)	(78,748)	(16,898)	41,955	119,825	182,415	(115,054)	(162,048)	(79,523)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(81,269)	2,031,625	(72,863)	354,836	560,348	14,228	(1,048,946)	371,991
Realized gain distribution	2,862,220	5,104,342	-	360,544	781,526	248,462	311,373	600,781
Realized gain (loss)	2,780,951	7,135,967	(72,863)	715,380	1,341,874	262,690	(737,573)	972,772

Change in net unrealized appreciation/ depreciation of investments	1,782,839	1,265,119	193,430	582,389	1,633,360	2,701,215	4,223,352	1,127,027

Net gain (loss) on investments	4,563,790	8,401,086	120,567	1,297,769	2,975,234	2,963,905	3,485,779	2,099,799

Net increase (decrease) in net assets resulting from operations	4,485,042	8,384,188	162,522	1,417,594	3,157,649	2,848,851	3,323,731	2,020,276

Capital transactions:
Transfer of net premiums	1,615,212	207,202	-	135,299	163,728	185,100	219,770	126,743
Transfers due to death benefits	(64,820)	(246,034)	(49,227)	(69,543)	(36,521)	(100,551)	(52,250)	(80,759)
Transfers due to annuity benefit payments	-	(17,022)	-	(22,395)	-	(36,727)	-	(13,965)
Transfers due to withdrawal of funds	(1,435,312)	(3,079,307)	(167,887)	(482,620)	(3,879,312)	(999,953)	(1,983,721)	(709,263)
Transfers due to loans, net of repayments	-	13,983	-	(570)	-	(4,969)	-	815
Transfers due to cost of insurance	(3,949)	(31,480)	-	(6,633)	(2,293)	(15,284)	(6,033)	(11,513)
Transfers due to contingent deferred sales charges	-	(337)	(31)	(6)	-	(165)	-	(84)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	4,303	-	4,519	-	7,858	-	5,546
Transfers between Sub-Accounts and to/from Fixed Account	309,564	(1,631,978)	(29,862)	(464,336)	(204,922)	(25,105)	161,302	26,038

Net increase (decrease) in net assets resulting from capital transactions	420,695	(4,780,670)	(247,007)	(906,285)	(3,959,320)	(989,796)	(1,660,932)	(656,442)
Total increase (decrease)	4,905,737	3,603,518	(84,485)	511,309	(801,671)	1,859,055	1,662,799	1,363,834

NET ASSETS, at beginning of the year	14,676,353	28,990,577	2,072,652	6,260,165	14,983,575	9,685,524	11,728,521	6,043,444

NET ASSETS, at end of the year	$19,582,090	$32,594,095	$1,988,167	$6,771,474	$14,181,904	$11,544,579	$13,391,320	$7,407,278

See Notes to Financial Statements.

F-30

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

		Ivy VIP	MML	MML	MML	MML	MML
	Invesco V.I.	Asset	Aggressive	Aggressive	Asset	Balanced	Balanced	MML
	Technology	Strategy	Allocation	Allocation	Momentum	Allocation	Allocation	Blend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$-	$252,128	$701,564	$1,532,835	$11,125	$2,487,669	$9,417,853	$1,477,989

Expenses
Mortality and expense risk fee and administrative charges	134,886	160,806	433,410	1,105,512	16,385	1,257,566	5,351,668	727,089

Net Investment income (loss)	(134,886)	91,322	268,154	427,323	(5,260)	1,230,103	4,066,185	750,900

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	709,623	(247,527)	(235,566)	(1,570,531)	13,151	(1,778,522)	(7,423,221)	1,057,206
Realized gain distribution	901,658	480,737	3,182,935	7,977,684	82,458	4,474,621	18,903,620	3,001,460
Realized gain (loss)	1,611,281	233,210	2,947,369	6,407,153	95,609	2,696,099	11,480,399	4,058,666

Change in net unrealized appreciation/ depreciation of investments	1,459,573	1,843,362	3,765,968	10,968,570	399,315	9,658,376	41,306,061	6,115,051

Net gain (loss) on investments	3,070,854	2,076,572	6,713,337	17,375,723	494,924	12,354,475	52,786,460	10,173,717

Net increase (decrease) in net assets resulting from operations	2,935,968	2,167,894	6,981,491	17,803,046	489,664	13,584,578	56,852,645	10,924,617

Capital transactions:
Transfer of net premiums	89,531	887,307	915,247	5,042,933	51,199	822,191	23,585,504	704,086
Transfers due to death benefits	(5,090)	(68,520)	(10,572)	(377,679)	-	(1,059,605)	(5,526,818)	(811,623)
Transfers due to annuity benefit payments	-	-	-	-	-	-	-	(164,737)
Transfers due to withdrawal of funds	(2,168,617)	(1,586,502)	(2,848,186)	(7,817,189)	(108,009)	(10,426,606)	(56,175,493)	(4,709,066)
Transfers due to loans, net of repayments	-	-	(16,185)	-	-	161	-	10,879
Transfers due to cost of insurance	(3,865)	1,624	(99,361)	(68,304)	-	(676,653)	(1,975,339)	(97,048)
Transfers due to contingent deferred sales charges	-	-	(5)	-	-	-	-	(884)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	-	-	-	18,606
Transfers between Sub-Accounts and to/from Fixed Account	(257,207)	(122,301)	1,501,250	(2,134,615)	80,219	5,251,910	1,032,323	528,310

Net increase (decrease) in net assets resulting from capital transactions	(2,345,248)	(888,392)	(557,812)	(5,354,854)	23,409	(6,088,602)	(39,059,823)	(4,521,477)
Total increase (decrease)	590,720	1,279,502	6,423,679	12,448,192	513,073	7,495,976	17,792,822	6,403,140

NET ASSETS, at beginning of the year	9,565,714	11,123,858	31,085,089	83,188,210	1,380,613	91,530,192	391,117,726	56,577,666

NET ASSETS, at end of the year	$10,156,434	$12,403,360	$37,508,768	$95,636,402	$1,893,686	$99,026,168	$408,910,548	$62,980,806

See Notes to Financial Statements.

F-31

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

		MML	MML	MML	MML	MML	MML
	MML	Blue Chip	Blue Chip	Conservative	Conservative	Core	Dynamic	MML
	Blend	Growth	Growth	Allocation	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Service Class I)	(Initial Class)
Investment income
Dividends	$3,100,730	$-	$-	$1,978,322	$7,830,240	$23,331,103	$274,456	$485,153

Expenses
Mortality and expense risk fee and administrative charges	1,813,433	647,645	1,566,365	911,282	4,261,074	13,092,232	95,181	296,446

Net Investment income (loss)	1,287,297	(647,645)	(1,566,365)	1,067,040	3,569,166	10,238,871	179,275	188,707

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(73,179)	405,776	(348,578)	(1,662,609)	(7,575,750)	12,980,725	1,427	749,881
Realized gain distribution	6,623,292	7,087,372	16,705,052	2,740,736	12,038,400	69,255,848	-	1,256,784
Realized gain (loss)	6,550,113	7,493,148	16,356,474	1,078,127	4,462,650	82,236,573	1,427	2,006,665

Change in net unrealized appreciation/ depreciation of investments	16,815,310	6,405,103	13,746,567	7,402,973	31,647,572	56,642,518	346,144	2,950,898

Net gain (loss) on investments	23,365,423	13,898,251	30,103,041	8,481,100	36,110,222	138,879,091	347,571	4,957,563

Net increase (decrease) in net assets resulting from operations	24,652,720	13,250,606	28,536,676	9,548,140	39,679,388	149,117,962	526,846	5,146,270

Capital transactions:
Transfer of net premiums	28,306,885	599,469	17,920,830	913,574	16,370,995	27,613,079	2,974,296	185,153
Transfers due to death benefits	(759,035)	(397,075)	(594,311)	(435,446)	(4,488,827)	(6,184,778)	(45,005)	(158,112)
Transfers due to annuity benefit payments	-	(103,503)	-	(12,388)	-	(31,165)	-	(53,342)
Transfers due to withdrawal of funds	(10,775,020)	(5,162,760)	(9,890,716)	(10,938,468)	(51,013,859)	(120,703,201)	(344,139)	(2,317,806)
Transfers due to loans, net of repayments	-	1,770	-	1,349	-	14,964	-	16,384
Transfers due to cost of insurance	(47,055)	(96,492)	(50,196)	(507,759)	(1,464,941)	(6,271,281)	-	(57,173)
Transfers due to contingent deferred sales charges	-	(416)	-	(9)	-	-	-	(138)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	24,967	-	3,148	-	5,696	-	18,777
Transfers between Sub-Accounts and to/from Fixed Account	1,874,532	39,107	1,943,125	4,034,277	7,483,468	961,143	762,486	346,927

Net increase (decrease) in net assets resulting from capital transactions	18,600,307	(5,094,933)	9,328,732	(6,941,722)	(33,113,164)	(104,595,543)	3,347,638	(2,019,330)
Total increase (decrease)	43,253,027	8,155,673	37,865,408	2,606,418	6,566,224	44,522,419	3,874,484	3,126,940

NET ASSETS, at beginning of the year	118,605,705	48,210,759	99,468,289	72,187,610	306,155,920	944,978,070	6,269,866	21,958,025

NET ASSETS, at end of the year	$161,858,732	$56,366,432	$137,333,697	$74,794,028	$312,722,144	$989,500,489	$10,144,350	$25,084,965

See Notes to Financial Statements.

F-32

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

		MML	MML	MML	MML	MML	MML
	MML	Equity	Equity	Equity	Equity	Equity	Focused	MML
	Equity	Income	Income	Index	Index	Rotation	Equity	Foreign
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)		(Initial Class)
Investment income
Dividends	$1,676,046	$3,576,268	$1,717,767	$884,171	$1,149,404	$3,009	$6,699	$2,272,943

Expenses
Mortality and expense risk fee and administrative charges	1,200,457	1,961,158	1,075,963	447,557	571,371	16,022	175,527	1,633,343

Net Investment income (loss)	475,589	1,615,110	641,804	436,614	578,033	(13,013)	(168,828)	639,600

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	777,595	5,871,611	(1,050,516)	4,484,017	2,224,443	9,364	(2,184,422)	3,539,573
Realized gain distribution	4,947,171	14,400,377	7,762,803	2,865,640	4,048,456	28,617	337,215	1,885,363
Realized gain (loss)	5,724,766	20,271,988	6,712,287	7,349,657	6,272,899	37,981	(1,847,207)	5,424,936

Change in net unrealized appreciation/ depreciation of investments	13,402,010	12,687,501	10,590,788	902,994	4,403,413	199,355	5,321,730	7,941,866

Net gain (loss) on investments	19,126,776	32,959,489	17,303,075	8,252,651	10,676,312	237,336	3,474,523	13,366,802

Net increase (decrease) in net assets resulting from operations	19,602,365	34,574,599	17,944,879	8,689,265	11,254,345	224,323	3,305,695	14,006,402

Capital transactions:
Transfer of net premiums	6,706,389	1,087,477	4,776,915	471,599	527,775	70,159	3,164,542	941,022
Transfers due to death benefits	(412,527)	(1,086,408)	(375,312)	(256,839)	(271,227)	-	-	(923,814)
Transfers due to annuity benefit payments	-	(313,693)	-	(276,703)	-	-	-	(279,323)
Transfers due to withdrawal of funds	(9,491,666)	(19,508,804)	(9,422,654)	(5,842,613)	(4,858,285)	(52,309)	(1,070,252)	(17,512,310)
Transfers due to loans, net of repayments	-	253	-	356	-	-	212	969
Transfers due to cost of insurance	(399,000)	(542,262)	(377,941)	(20,905)	(174,466)	-	2,442	(511,222)
Transfers due to contingent deferred sales charges	-	(197)	-	(205)	-	-	-	(64)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	92,785	-	36,550	-	-	-	84,269
Transfers between Sub-Accounts and to/from Fixed Account	(1,923,228)	(5,876,500)	(1,147,099)	(2,645,108)	(1,330,691)	36,723	1,897,869	8,100,781

Net increase (decrease) in net assets resulting from capital transactions	(5,520,032)	(26,147,349)	(6,546,091)	(8,533,868)	(6,106,894)	54,573	3,994,813	(10,099,692)
Total increase (decrease)	14,082,333	8,427,250	11,398,788	155,397	5,147,451	278,896	7,300,508	3,906,710

NET ASSETS, at beginning of the year	82,975,610	148,592,012	75,340,152	32,889,678	40,825,319	1,462,409	10,379,415	124,201,591

NET ASSETS, at end of the year	$97,057,943	$157,019,262	$86,738,940	$33,045,075	$45,972,770	$1,741,305	$17,679,923	$128,108,301

See Notes to Financial Statements.

F-33

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

		MML	MML					MML
	MML	Fundamental	Fundamental	MML	MML	MML	MML	Growth
	Foreign	Growth	Value	Global	Global	Global	Growth	& Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)
Investment income
Dividends	$144,438	$54,648	$232,145	$37,767	$54,838	$22,489	$566,898	$672,195

Expenses
Mortality and expense risk fees and administrative charges	122,796	154,034	170,309	63,754	205,129	47,771	2,313,930	757,278

Net Investment income (loss)	21,642	(99,386)	61,836	(25,987)	(150,291)	(25,282)	(1,747,032)	(85,083)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(145,497)	(326,200)	(294,936)	211,854	(142,953)	33,609	1,672,272	5,522,284
Realized gain distribution	142,048	2,557,420	1,571,320	179,921	500,867	121,283	22,925,352	6,384,555
Realized gain (loss)	(3,449)	2,231,220	1,276,384	391,775	357,914	154,892	24,597,624	11,906,839

Change in net unrealized appreciation/ depreciation of investments	1,003,675	1,140,270	1,220,745	1,037,749	3,656,323	783,827	21,658,126	6,966,573

Net gain (loss) on investments	1,000,226	3,371,490	2,497,129	1,429,524	4,014,237	938,719	46,255,750	18,873,412

Net increase (decrease) in net assets resulting from operations	1,021,868	3,272,104	2,558,965	1,403,537	3,863,946	913,437	44,508,718	18,788,329

Capital transactions:
Transfer of net premiums	526,877	2,037,236	1,671,731	42,259	1,915,690	86,452	15,223,124	468,473
Transfers due to death benefits	(154,274)	(7,178)	(106,796)	(48,380)	(18,406)	(20,300)	(1,092,483)	(446,328)
Transfers due to annuity benefit payments	-	(1,461)	-	(24,812)	-	(31)	-	(42,347)
Transfers due to withdrawal of funds	(1,087,729)	(772,024)	(1,610,521)	(680,605)	(2,496,196)	(172,591)	(18,770,012)	(8,116,917)
Transfers due to loans, net of repayments	-	21	359	-	-	(142)	(22,550)	(1,516)
Transfers due to cost of insurance	(24,191)	326	914	(19,424)	(46,045)	-	(600,221)	(99,638)
Transfers due to contingent deferred sales charges	-	-	-	-	-	(121)	-	(316)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	611	-	10,956	-	2	-	16,840
Transfers between Sub-Accounts and to/from Fixed Account	205,070	293,384	429,042	(47,233)	(99,849)	382,365	(5,959,275)	(1,888,680)

Net increase (decrease) in net assets resulting from capital transactions	(534,247)	1,550,915	384,729	(767,239)	(744,806)	275,634	(11,221,417)	(10,110,429)
Total increase (decrease)	487,621	4,823,019	2,943,694	636,298	3,119,140	1,189,071	33,287,301	8,677,900

NET ASSETS, at beginning of the year	9,327,795	9,980,256	12,106,408	5,081,523	13,985,581	3,127,032	158,458,588	64,684,699

NET ASSETS, at end of the year	$9,815,416	$14,803,275	$15,050,102	$5,717,821	$17,104,721	$4,316,103	$191,745,889	$73,362,599

See Notes to Financial Statements.

F-34

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

							MML	MML
	MML	MML	MML		MML	MML	Inflation-	Inflation-
	Growth	Growth	Growth	MML	Income	Income	Protected	Protected
	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$307,225	$11,446,890	$19,537,848	$2,412,973	$460,893	$492,319	$3,272,991	$933,563

Expenses
Mortality and expense risk fees and administrative charges	513,163	6,572,344	11,876,132	504,446	272,859	356,924	1,769,421	548,685

Net Investment income (loss)	(205,938)	4,874,546	7,661,716	1,908,527	188,034	135,395	1,503,570	384,878

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,017,856	10,475,690	1,737,755	(513,435)	173,854	(782,735)	(2,007,838)	(1,017,498)
Realized gain distribution	3,734,294	41,510,815	80,232,504	-	874,162	1,063,492	-	-
Realized gain (loss)	5,752,150	51,986,505	81,970,259	(513,435)	1,048,016	280,757	(2,007,838)	(1,017,498)

Change in net unrealized appreciation/ depreciation of investments	4,836,076	33,540,151	80,413,697	2,476,461	3,452,493	5,080,163	9,764,163	3,323,559

Net gain (loss) on investments	10,588,226	85,526,656	162,383,956	1,963,026	4,500,509	5,360,920	7,756,325	2,306,061

Net increase (decrease) in net assets resulting from operations	10,382,288	90,401,202	170,045,672	3,871,553	4,688,543	5,496,315	9,259,895	2,690,939

Capital transactions:
Transfer of net premiums	5,785,071	5,339,237	14,997,556	5,998,856	270,832	2,340,640	1,117,735	4,480,483
Transfers due to death benefits	(271,180)	(1,529,300)	(3,096,552)	(263,938)	(190,348)	(233,995)	(1,850,026)	(336,538)
Transfers due to annuity benefit payments	-	-	(2,263)	(574)	(83,618)	-	(305,244)	-
Transfers due to withdrawal of funds	(3,515,917)	(42,098,972)	(103,778,660)	(3,872,436)	(2,022,827)	(2,523,761)	(18,756,163)	(6,401,188)
Transfers due to loans, net of repayments	-	(5,141)	-	(2,837)	3,648	-	(10,131)	-
Transfers due to cost of insurance	(66,959)	(4,240,050)	(5,630,300)	1,308	(37,073)	(40,500)	(534,538)	(113,632)
Transfers due to contingent deferred sales charges	-	(190)	-	-	(375)	-	(32)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	(1,112)	229	25,034	-	92,098	-
Transfers between Sub-Accounts and to/from Fixed Account	(129,602)	(18,071,826)	(9,001,361)	1,464,730	675,415	(35,132)	12,314,609	1,518,047

Net increase (decrease) in net assets resulting from capital transactions	1,801,413	(60,606,242)	(106,512,692)	3,325,338	(1,359,312)	(492,748)	(7,931,692)	(852,828)
Total increase (decrease)	12,183,701	29,794,960	63,532,980	7,196,891	3,329,231	5,003,567	1,328,203	1,838,111

NET ASSETS, at beginning of the year	33,813,200	484,216,996	915,267,296	35,992,862	20,869,071	24,435,731	135,793,211	41,399,216

NET ASSETS, at end of the year	$45,996,901	$514,011,956	$978,800,276	$43,189,753	$24,198,302	$29,439,298	$137,121,414	$43,237,327

See Notes to Financial Statements.

F-35

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

		MML	MML	MML	MML	MML	MML	MML
	MML	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	International	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$1,620,351	$99,692	$90,420	$61,834	$4,354,846	$8,767,931	$1,635,550	$407,250

Expenses
Mortality and expense risk fees and administrative charges	761,627	68,125	167,366	176,307	1,467,059	3,283,312	1,297,370	390,199

Net Investment income (loss)	858,724	31,567	(76,946)	(114,473)	2,887,787	5,484,619	338,180	17,051

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	510,970	(68,061)	(387,196)	(196,708)	(851,705)	(1,741,366)	2,643,757	46,512
Realized gain distribution	2,987,202	371,778	1,911,728	1,827,707	-	-	-	-
Realized gain (loss)	3,498,172	303,717	1,524,532	1,630,999	(851,705)	(1,741,366)	2,643,757	46,512

Change in net unrealized appreciation/ depreciation of investments	6,690,165	817,753	2,626,699	1,837,611	7,653,288	16,063,860	6,951,075	2,813,553

Net gain (loss) on investments	10,188,337	1,121,470	4,151,231	3,468,610	6,801,583	14,322,494	9,594,832	2,860,065

Net increase (decrease) in net assets resulting from operations	11,047,061	1,153,037	4,074,285	3,354,137	9,689,370	19,807,113	9,933,012	2,877,116

Capital transactions:
Transfer of net premiums	2,454,248	1,159,841	181,779	3,688,983	1,149,609	10,318,815	735,111	1,065,432
Transfers due to death benefits	(241,490)	(47,888)	(202,147)	(91,936)	(1,637,188)	(1,884,956)	(761,097)	(207,031)
Transfers due to annuity benefit payments	-	-	(6,748)	-	(251,526)	-	(212,082)	-
Transfers due to withdrawal of funds	(5,897,403)	(404,412)	(1,947,654)	(1,230,296)	(16,207,043)	(32,989,096)	(14,004,484)	(3,280,834)
Transfers due to loans, net of repayments	1,705	-	7,935	-	(5,917)	-	(3,155)	-
Transfers due to cost of insurance	(257,470)	(543)	(19,547)	(5,144)	(380,702)	(1,373,407)	(419,452)	(147,142)
Transfers due to contingent deferred sales charges	-	-	(170)	-	(170)	(75)	(296)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	1,960	-	(19,363)	-	58,766	-
Transfers between Sub-Accounts and to/from Fixed Account	(199,607)	114,017	(541,528)	87,387	7,827,258	16,536,477	6,896,791	1,319,963

Net increase (decrease) in net assets resulting from capital transactions	(4,140,017)	821,015	(2,526,120)	2,448,994	(9,525,042)	(9,392,242)	(7,709,898)	(1,249,612)
Total increase (decrease)	6,907,044	1,974,052	1,548,165	5,803,131	164,328	10,414,871	2,223,114	1,627,504

NET ASSETS, at beginning of the year	54,602,962	4,669,380	14,279,402	10,587,661	117,644,146	250,288,149	98,987,098	28,963,354

NET ASSETS, at end of the year	$61,510,006	$6,643,432	$15,827,567	$16,390,792	$117,808,474	$260,703,020	$101,210,212	$30,590,858

See Notes to Financial Statements.

F-36

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

							MML
	MML	MML	MML	MML	MML	MML	Short-	MML
	Mid Cap	Mid Cap	Mid Cap	Mid Cap	Moderate	Moderate	Duration	Small Cap
	Growth	Growth	Value	Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$17,189	$-	$2,343,586	$717,625	$7,705,794	$39,415,583	$877,443	$123,700

Expenses
Mortality and expense risk fees and administrative charges	945,631	1,335,109	1,798,227	645,484	3,855,856	22,874,917	362,171	294,425

Net Investment income (loss)	(928,442)	(1,335,109)	545,359	72,141	3,849,938	16,540,666	515,272	(170,725)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,225,081	75,254	(4,702,859)	(1,449,968)	2,787,411	(8,168,525)	(93,672)	(56,468)
Realized gain distribution	10,776,125	14,186,832	14,458,779	5,181,581	18,234,185	104,673,927	-	2,221,545
Realized gain (loss)	14,001,206	14,262,086	9,755,920	3,731,613	21,021,596	96,505,402	(93,672)	2,165,077

Change in net unrealized appreciation/ depreciation of investments	7,882,228	12,770,845	24,652,920	7,917,263	22,949,084	157,224,534	353,421	3,755,794

Net gain (loss) on investments	21,883,434	27,032,931	34,408,840	11,648,876	43,970,680	253,729,936	259,749	5,920,871

Net increase (decrease) in net assets resulting from operations	20,954,992	25,697,822	34,954,199	11,721,017	47,820,618	270,270,602	775,021	5,750,146

Capital transactions:
Transfer of net premiums	591,856	8,319,419	1,124,564	4,670,803	2,308,004	44,475,190	4,828,347	192,318
Transfers due to death benefits	(366,600)	(418,095)	(937,553)	(155,184)	(2,197,148)	(8,476,592)	(420,870)	(273,705)
Transfers due to annuity benefit payments	(194,349)	-	(341,749)	-	-	-	(508)	(18,708)
Transfers due to withdrawal of funds	(7,949,060)	(11,424,523)	(18,654,446)	(5,522,537)	(27,842,530)	(230,383,971)	(5,436,024)	(2,806,611)
Transfers due to loans, net of repayments	4,159	-	4,968	-	(3,523)	-	163	2,935
Transfers due to cost of insurance	(111,621)	(206,235)	(459,683)	(130,856)	(2,362,558)	(10,686,266)	721	(34,306)
Transfers due to contingent deferred sales charges	(1,359)	-	(1,429)	-	(7)	-	-	(303)
Transfers due to net charge (credit) to annuitant mortality fluctuation	34,192	-	84,838	-	-	-	211	(2,268)
Transfers between Sub-Accounts and to/from Fixed Account	(2,929,978)	(2,106,070)	(6,718,743)	(613,538)	2,149,241	(2,995,200)	4,955,519	(129,646)

Net increase (decrease) in net assets resulting from capital transactions	(10,922,760)	(5,835,504)	(25,899,233)	(1,751,312)	(27,948,521)	(208,066,839)	3,927,559	(3,070,294)
Total increase (decrease)	10,032,232	19,862,318	9,054,966	9,969,705	19,872,097	62,203,763	4,702,580	2,679,852

NET ASSETS, at beginning of the year	73,560,646	88,937,242	135,925,323	43,253,293	290,920,692	1,689,907,038	27,471,063	24,030,805

NET ASSETS, at end of the year	$83,592,878	$108,799,560	$144,980,289	$53,222,998	$310,792,789	$1,752,110,801	$32,173,643	$26,710,657

See Notes to Financial Statements.

F-37

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

	MML Small Cap Equity	MML Small Cap Growth Equity	MML Small Cap Growth Equity	MML Small Company Value	MML Small/Mid Cap Value	MML Small/Mid Cap Value	MML Special Situations	MML Strategic Emerging Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)
Investment income
Dividends	$54,890	$-	$-	$17,086	$643,843	$84,555	$-	$808

Expenses
Mortality and expense risk fees and administrative charges	273,113	1,230,552	297,507	279,820	1,335,767	282,219	7,493	177,655

Net Investment income (loss)	(218,223)	(1,230,552)	(297,507)	(262,734)	(691,924)	(197,664)	(7,493)	(176,847)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(528,103)	(2,139,360)	(411,252)	(268,857)	5,032,444	(586,307)	18,818	308,458
Realized gain distribution	1,868,747	16,362,801	4,375,793	3,270,006	12,450,021	2,708,057	-	-
Realized gain (loss)	1,340,644	14,223,441	3,964,541	3,001,149	17,482,465	2,121,750	18,818	308,458

Change in net unrealized appreciation/ depreciation of investments	3,410,403	14,231,752	2,583,821	1,810,489	1,273,499	1,671,298	133,505	2,888,283

Net gain (loss) on investments	4,751,047	28,455,193	6,548,362	4,811,638	18,755,964	3,793,048	152,323	3,196,741

Net increase (decrease) in net assets resulting from operations	4,532,824	27,224,641	6,250,855	4,548,904	18,064,040	3,595,384	144,830	3,019,894

Capital transactions:
Transfer of net premiums	2,409,137	646,149	3,650,727	2,704,368	780,026	2,345,390	72,574	1,793,029
Transfers due to death benefits	(219,187)	(765,536)	(215,011)	(122,337)	(654,097)	(176,395)	-	(192,291)
Transfers due to annuity benefit payments	-	(201,492)	-	-	(255,812)	-	-	-
Transfers due to withdrawal of funds	(2,372,962)	(13,247,148)	(2,421,982)	(1,627,235)	(13,952,871)	(1,904,858)	(15,077)	(1,469,743)
Transfers due to loans, net of repayments	-	762	-	(3,997)	(2,780)	-	-	755
Transfers due to cost of insurance	(10,528)	(369,155)	(30,616)	(14,126)	(382,430)	(42,655)	-	(16,440)
Transfers due to contingent deferred sales charges	-	(220)	-	-	(13)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	54,368	-	-	69,768	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(69,857)	(7,676,486)	(488,533)	156,888	1,652,039	275,047	(9,017)	(90,869)

Net increase (decrease) in net assets resulting from capital transactions	(263,397)	(21,558,758)	494,585	1,093,561	(12,746,170)	496,529	48,480	24,441
Total increase (decrease)	4,269,427	5,665,883	6,745,440	5,642,465	5,317,870	4,091,913	193,310	3,044,335

NET ASSETS, at beginning of the year	18,425,202	89,078,989	19,280,671	19,022,657	100,384,944	19,194,837	642,435	12,694,684

NET ASSETS, at end of the year	$22,694,629	$94,744,872	$26,026,111	$24,665,122	$105,702,814	$23,286,750	$835,745	$15,739,019

See Notes to Financial Statements.

F-38

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

				PIMCO	VY®
		MML U.S.	Oppenheimer	Commodity	Clarion
	MML Total	Government	Global Multi-	RealReturn®	Global
	Return Bond	Money Market	Alternatives	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income
Dividends	$840,729	$1,236,319	$25,745	$395,402	402,148

Expenses
Mortality and expense risk fees and administrative charges	345,638	853,495	9,712	116,223	198,024

Net Investment income (loss)	495,091	382,824	16,033	279,179	204,124

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	44,377	9,172	(52,512)	(1,242,030)	279,825
Realized gain distribution	-	-	-	-	-
Realized gain (loss)	44,377	9,172	(52,512)	(1,242,030)	279,825

Change in net unrealized appreciation/ depreciation of investments	1,325,845	(9,171)	105,766	1,820,946	2,648,085

Net gain (loss) on investments	1,370,222	1	53,254	578,916	2,927,910

Net increase (decrease) in net assets resulting from operations	1,865,313	382,825	69,287	858,095	3,132,034

Capital transactions:
Transfer of net premiums	6,878,184	7,178,793	77,299	245,228	244,406
Transfers due to death benefits	(207,413)	(695,051)	-	(25,266)	(96,548)
Transfers due to annuity benefit payments	-	(54,531)	-	(19,829)	(49,653)
Transfers due to withdrawal of funds	(2,032,460)	(24,972,215)	(97,676)	(1,162,008)	(1,750,988)
Transfers due to loans, net of repayments	1,485	11,537	-	635	2,106
Transfers due to cost of insurance	466	(87,585)	251	(35,387)	(45,552)
Transfers due to contingent deferred sales charges	-	(382)	-	(7)	(17)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	16,604	-	4,098	11,761
Transfers between Sub-Accounts and to/from Fixed Account	1,792,124	16,989,570	(2,332,862)	201,011	129,245

Net increase (decrease) in net assets resulting from capital transactions	6,432,386	(1,613,260)	(2,352,988)	(791,525)	(1,555,240)
Total increase (decrease)	8,297,699	(1,230,435)	(2,283,701)	66,570	1,576,794

NET ASSETS, at beginning of the year	23,676,108	76,764,657	2,283,703	8,967,304	14,174,962

NET ASSETS, at end of the year	$31,973,807	$75,534,222	$2	$9,033,874	15,751,756

See Notes to Financial Statements.

F-39

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2018

	BlackRock iShares® Alternative Strategies V.I.	BlackRock iShares® Dynamic Allocation V.I.	BlackRock iShares® Dynamic Fixed Income V.I.	BlackRock iShares® Equity Appreciation V.I.	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Invesco V.I. Diversified Dividend	Invesco V.I. Diversified Dividend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)
Investment income
Dividends	$-	$8,531	$-	$-	$1,718,640	$723,298	$167,430	$364,723

Expenses
Mortality and expense risk fees and administrative charges	6,786	9,864	4,210	2,978	3,141,958	2,107,407	79,461	230,327

Net Investment income (loss)	(6,786)	(1,333)	(4,210)	(2,978)	(1,423,318)	(1,384,109)	87,969	134,396

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	78,081	13,168	(44,795)	85,884	20,729,684	5,476,975	262,741	422,206
Realized gain distribution	-	15,008	-	-	22,805,553	13,688,350	240,396	585,200
Realized gain (loss)	78,081	28,176	(44,795)	85,884	43,535,237	19,165,325	503,137	1,007,406

Change in net unrealized appreciation/ depreciation of investments	(58,084)	(96,579)	13,456	(107,350)	(57,345,911)	(30,696,695)	(1,197,579)	(2,653,493)

Net gain (loss) on investments	19,997	(68,403)	(31,339)	(21,466)	(13,810,674)	(11,531,370)	(694,442)	(1,646,087)

Net increase (decrease) in net assets resulting from operations	13,211	(69,736)	(35,549)	(24,444)	(15,233,992)	(12,915,479)	(606,473)	(1,511,691)

Capital transactions:
Transfer of net premiums	84,504	233,922	31,557	75,867	3,201,808	23,122,567	216,457	243,807
Transfers due to death benefits	-	-	-	-	(2,833,015)	(828,135)	(33,895)	(79,285)
Transfers due to annuity benefit payments	-	-	-	-	(614,625)	-	(24,108)	-
Transfers due to withdrawal of funds	(10,780)	(13,409)	(1,642,202)	(1,204,212)	(32,637,790)	(13,513,971)	(484,889)	(1,512,570)
Transfers due to loans, net of repayments	-	-	-	-	(16,076)	-	5,232	-
Transfers due to cost of insurance	-	-	-	-	(694,398)	(152,574)	(7,767)	(4,257)
Transfers due to contingent deferred sales charges	-	-	-	-	(1,130)	-	(24)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	26,099	-	3,661	-
Transfers between Sub-Accounts and to/from Fixed Account	(1,134,771)	16,260	(26,358)	269,971	(9,311,210)	(380,843)	(528,941)	691,842

Net increase (decrease) in net assets resulting from capital transactions	(1,061,047)	236,773	(1,637,003)	(858,374)	(42,880,337)	8,247,044	(854,274)	(660,463)
Total increase (decrease)	(1,047,836)	167,037	(1,672,552)	(882,818)	(58,114,329)	(4,668,435)	(1,460,747)	(2,172,154)

NET ASSETS, at beginning of the year	1,047,836	884,020	1,672,552	882,818	270,257,413	154,879,781	7,720,912	17,155,729

NET ASSETS, at end of the year	$-	$1,051,057	$-	$-	$212,143,084	$150,211,346	$6,260,165	$14,983,575

See Notes to Financial Statements.

F-40

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

					Ivy VIP	MML	MML	MML
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Asset	Aggressive	Aggressive	Asset
	Health Care	Health Care	Technology	Technology	Strategy	Allocation	Allocation	Momentum
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)
Investment income
Dividends	$-	$-	$-	$-	$226,690	$479,054	$1,050,835	$1,458

Expenses
Mortality and expense risk fees and administrative charges	125,521	177,163	82,709	145,931	171,460	447,294	1,122,028	16,157

Net Investment income (loss)	(125,521)	(177,163)	(82,709)	(145,931)	55,230	31,760	(71,193)	(14,699)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	311,212	(1,210,825)	514,501	361,684	(270,033)	1,281,995	260,515	34,041
Realized gain distribution	1,388,052	1,784,374	321,621	538,449	496,314	1,744,273	4,592,385	149,700
Realized gain (loss)	1,699,264	573,549	836,122	900,133	226,281	3,026,268	4,852,900	183,741

Change in net unrealized appreciation/ depreciation of investments	(1,531,994)	(412,785)	(761,053)	(1,056,607)	(1,101,809)	(6,193,537)	(13,511,866)	(463,365)

Net gain (loss) on investments	167,270	160,764	75,069	(156,474)	(875,528)	(3,167,269)	(8,658,966)	(279,624)

Net increase (decrease) in net assets resulting from operations	41,749	(16,399)	(7,640)	(302,405)	(820,298)	(3,135,509)	(8,730,159)	(294,323)

Capital transactions:
Transfer of net premiums	176,701	222,589	170,808	181,340	1,667,654	2,258,258	6,206,667	188,990
Transfers due to death benefits	(99,658)	(37,102)	(48,608)	(93,192)	(9,959)	(5,437)	(259,980)	-
Transfers due to annuity benefit payments	(33,150)	-	(12,102)	-	-	-	-	-
Transfers due to withdrawal of funds	(1,351,007)	(1,969,248)	(1,215,104)	(1,491,611)	(1,458,101)	(6,004,153)	(7,034,493)	(43,010)
Transfers due to loans, net of repayments	3,954	-	(310)	-	-	16,669	-	-
Transfers due to cost of insurance	(14,155)	(6,876)	(10,829)	(3,251)	1,507	(82,349)	(79,203)	-
Transfers due to contingent deferred sales charges	(176)	-	(93)	-	-	(5)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	993	-	5,331	-	-	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(292,522)	(452,899)	122,607	1,857,458	(31,842)	22,293	2,842,907	10,143

Net increase (decrease) in net assets resulting from capital transactions	(1,609,020)	(2,243,536)	(988,300)	450,744	169,259	(3,794,724)	1,675,898	156,123
Total increase (decrease)	(1,567,271)	(2,259,935)	(995,940)	148,339	(651,039)	(6,930,233)	(7,054,261)	(138,200)

NET ASSETS, at beginning of the year	11,252,795	13,988,456	7,039,384	9,417,375	11,774,897	38,015,322	90,242,471	1,518,813

NET ASSETS, at end of the year	$9,685,524	$11,728,521	$6,043,444	$9,565,714	$11,123,858	$31,085,089	$83,188,210	$1,380,613

See Notes to Financial Statements.

F-41

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

	MML	MML			MML	MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$2,414,842	$9,025,738	$1,347,183	$2,160,355	$-	$-	$2,045,252	$7,756,239

Expenses
Mortality and expense risk fees and administrative charges	1,382,718	5,907,802	766,027	1,415,960	664,174	1,254,735	1,001,261	4,735,705

Net Investment income (loss)	1,032,124	3,117,936	581,156	744,395	(664,174)	(1,254,735)	1,043,991	3,020,534

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,005,974)	(4,330,604)	1,545,972	986,561	3,490,799	712,700	(2,815,219)	(8,227,464)
Realized gain distribution	3,968,144	16,702,234	4,357,465	6,640,494	10,506,190	19,580,122	1,600,365	6,777,412
Realized gain (loss)	2,962,170	12,371,630	5,903,437	7,627,055	13,996,989	20,292,822	(1,214,854)	(1,450,052)

Change in net unrealized appreciation/ depreciation of investments	(9,668,770)	(40,932,361)	(9,675,198)	(16,086,761)	(12,196,429)	(21,052,548)	(3,435,101)	(18,104,366)

Net gain (loss) on investments	(6,706,600)	(28,560,731)	(3,771,761)	(8,459,706)	1,800,560	(759,726)	(4,649,955)	(19,554,418)

Net increase (decrease) in net assets resulting from operations	(5,674,476)	(25,442,795)	(3,190,605)	(7,715,311)	1,136,386	(2,014,461)	(3,605,964)	(16,533,884)

Capital transactions:
Transfer of net premiums	1,386,948	28,698,583	648,968	42,190,012	676,442	24,790,403	1,271,140	18,001,372
Transfers due to death benefits	(1,648,163)	(3,835,271)	(720,532)	(663,604)	(1,302,327)	(470,560)	(3,145,514)	(6,488,833)
Transfers due to annuity benefit payments	(2,507)	-	(155,603)	-	(82,110)	-	(1,990)	-
Transfers due to withdrawal of funds	(11,875,273)	(57,536,512)	(6,886,811)	(5,946,935)	(7,071,886)	(6,474,528)	(11,931,723)	(54,346,067)
Transfers due to loans, net of repayments	(7,268)	-	3,757	-	5,615	-	(1,447)	-
Transfers due to cost of insurance	(707,962)	(2,161,507)	(100,645)	(53,729)	(96,052)	(52,403)	(523,740)	(1,624,976)
Transfers due to contingent deferred sales charges	-	-	(917)	-	(391)	-	(10)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	102	-	38,504	-	13,924	-	258	-
Transfers between Sub-Accounts and to/from Fixed Account	(2,226,646)	(8,314,389)	740,072	2,676,032	(2,091,921)	6,617,798	5,146,231	(1,575,388)

Net increase (decrease) in net assets resulting from capital transactions	(15,080,769)	(43,149,096)	(6,433,207)	38,201,776	(9,948,706)	24,410,710	(9,186,795)	(46,033,892)
Total increase (decrease)	(20,755,245)	(68,591,891)	(9,623,812)	30,486,465	(8,812,320)	22,396,249	(12,792,759)	(62,567,776)

NET ASSETS, at beginning of the year	112,285,437	459,709,617	66,201,478	88,119,240	57,023,079	77,072,040	84,980,369	368,723,696

NET ASSETS, at end of the year	$91,530,192	$391,117,726	$56,577,666	$118,605,705	$48,210,759	$99,468,289	$72,187,610	$306,155,920

See Notes to Financial Statements.

F-42

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

	MML	MML			MML	MML	MML	MML
	Core Allocation	Dynamic Bond	MML Equity	MML Equity	Equity Income	Equity Income	Equity Index	Equity Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
Investment income
Dividends	$17,983,423	$177,628	$464,555	$1,474,295	$3,353,091	$1,428,016	$628,058	$638,157

Expenses
Mortality and expense risk fees and administrative charges	14,523,185	62,596	324,541	1,257,215	2,237,842	1,111,858	551,271	614,037

Net Investment income (loss)	3,460,238	115,032	140,014	217,080	1,115,249	316,158	76,787	24,120

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	27,636,849	(24,032)	1,628,931	3,116,690	12,819,137	1,577,598	5,817,283	2,579,616
Realized gain distribution	72,049,027	-	3,668,755	13,356,153	17,327,744	8,407,927	1,459,357	1,713,347
Realized gain (loss)	99,685,876	(24,032)	5,297,686	16,472,843	30,146,881	9,985,525	7,276,640	4,292,963

Change in net unrealized appreciation/ depreciation of investments	(165,551,325)	(153,469)	(8,164,351)	(27,104,690)	(48,556,654)	(19,156,024)	(9,095,166)	(6,789,045)

Net gain (loss) on investments	(65,865,449)	(177,501)	(2,866,665)	(10,631,847)	(18,409,773)	(9,170,499)	(1,818,526)	(2,496,082)

Net increase (decrease) in net assets resulting from operations	(62,405,211)	(62,469)	(2,726,651)	(10,414,767)	(17,294,524)	(8,854,341)	(1,741,739)	(2,471,962)

Capital transactions:
Transfer of net premiums	29,780,244	2,292,479	192,892	6,067,443	1,317,260	4,575,712	366,871	414,948
Transfers due to death benefits	(2,535,575)	(7,295)	(108,946)	(548,571)	(1,781,273)	(233,660)	(255,565)	(284,953)
Transfers due to annuity benefit payments	(30,139)	-	(54,098)	-	(319,121)	-	(258,059)	-
Transfers due to withdrawal of funds	(110,650,088)	(295,430)	(3,004,882)	(8,618,854)	(23,727,025)	(7,666,281)	(8,475,008)	(5,014,348)
Transfers due to loans, net of repayments	14,566	-	(11,942)	-	(7,442)	-	3,439	-
Transfers due to cost of insurance	(6,714,719)	-	(57,890)	(418,904)	(590,002)	(392,141)	(21,946)	(185,751)
Transfers due to contingent deferred sales charges	-	-	(177)	-	(194)	-	(195)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(50,707)	-	19,496	-	64,242	-	21,125	-
Transfers between Sub-Accounts and to/from Fixed Account	14,292,669	(68,495)	(123,041)	2,094,047	(1,666,000)	1,703,371	(1,079,261)	(348,011)

Net increase (decrease) in net assets resulting from capital transactions	(75,893,749)	1,921,259	(3,148,588)	(1,424,839)	(26,709,555)	(2,012,999)	(9,698,599)	(5,418,115)
Total increase (decrease)	(138,298,960)	1,858,790	(5,875,239)	(11,839,606)	(44,004,079)	(10,867,340)	(11,440,338)	(7,890,077)

NET ASSETS, at beginning of the year	1,083,277,030	4,411,076	27,833,264	94,815,216	192,596,091	86,207,492	44,330,016	48,715,396

NET ASSETS, at end of the year	$944,978,070	$6,269,866	$21,958,025	$82,975,610	$148,592,012	$75,340,152	$32,889,678	$40,825,319

See Notes to Financial Statements.

F-43

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

	MML	MML			MML	MML
	Equity	Focused	MML	MML	Fundamental	Fundamental	MML	MML
	Rotation	Equity	Foreign	Foreign	Growth	Value	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)
Investment income
Dividends	$10,970	$280,406	$3,332,613	$214,292	$97,985	$203,261	$67,160	$145,802

Expenses
Mortality and expense risk fees and administrative charges	14,870	126,161	1,912,568	140,802	105,305	166,351	68,618	209,485

Net Investment income (loss)	(3,900)	154,245	1,420,045	73,490	(7,320)	36,910	(1,458)	(63,683)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	34,940	(1,360,328)	5,191,546	190,828	(133,603)	(61,638)	271,327	131,101
Realized gain distribution	199,580	6,125,369	-	-	2,662,012	1,239,951	738,305	1,964,128
Realized gain (loss)	234,520	4,765,041	5,191,546	190,828	2,528,409	1,178,313	1,009,632	2,095,229

Change in net unrealized appreciation/ depreciation of investments	(400,954)	(4,976,985)	(32,294,765)	(2,160,993)	(2,877,599)	(2,819,324)	(1,622,364)	(3,734,004)

Net gain (loss) on investments	(166,434)	(211,944)	(27,103,219)	(1,970,165)	(349,190)	(1,641,011)	(612,732)	(1,638,775)

Net increase (decrease) in net assets resulting from operations	(170,334)	(57,699)	(25,683,174)	(1,896,675)	(356,510)	(1,604,101)	(614,190)	(1,702,458)

Capital transactions:
Transfer of net premiums	394,973	1,978,099	909,617	621,793	3,454,887	2,377,417	21,909	1,348,127
Transfers due to death benefits	(6,795)	(18,213)	(1,564,454)	(44,031)	(68,244)	(92,144)	(35,976)	(33,479)
Transfers due to annuity benefit payments	-	-	(285,802)	-	(1,397)	-	(37,263)	-
Transfers due to withdrawal of funds	(13,602)	(1,180,738)	(19,556,444)	(1,251,204)	(569,718)	(1,149,579)	(645,387)	(1,879,329)
Transfers due to loans, net of repayments	-	137	6,314	-	137	492	-	-
Transfers due to cost of insurance	-	1,866	(565,587)	(25,003)	(11)	1,517	(19,432)	(46,827)
Transfers due to contingent deferred sales charges	-	-	(74)	-	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	58,510	-	564	-	11,970	-
Transfers between Sub-Accounts and to/from Fixed Account	(28,615)	612,838	10,968,678	438,615	1,018,935	667,989	(124,730)	306,833

Net increase (decrease) in net assets resulting from capital transactions	345,961	1,393,989	(10,029,242)	(259,830)	3,835,153	1,805,692	(828,909)	(304,675)
Total increase (decrease)	175,627	1,336,290	(35,712,416)	(2,156,505)	3,478,643	201,591	(1,443,099)	(2,007,133)

NET ASSETS, at beginning of the year	1,286,782	9,043,125	159,914,007	11,484,300	6,501,613	11,904,817	6,524,622	15,992,714

NET ASSETS, at end of the year	$1,462,409	$10,379,415	$124,201,591	$9,327,795	$9,980,256	$12,106,408	$5,081,523	$13,985,581

See Notes to Financial Statements.

F-44

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

			MML	MML	MML	MML		MML
	MML	MML	Growth	Growth	Growth	Growth	MML	Income
	Global	Growth	& Income	& Income	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$41,432	$478,567	$645,064	$242,772	$9,780,259	$15,838,312	$2,250,889	$438,765

Expenses
Mortality and expense risk fees and administrative charges	47,906	2,268,356	804,682	442,719	7,259,153	12,963,458	466,635	294,195

Net Investment income (loss)	(6,474)	(1,789,789)	(159,618)	(199,947)	2,521,106	2,874,854	1,784,254	144,570

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	87,816	7,304,196	5,650,297	2,382,461	3,819,327	28,911,513	(523,965)	1,319,566
Realized gain distribution	453,627	19,542,991	-	-	34,925,796	65,895,636	-	5,838,217
Realized gain (loss)	541,443	26,847,187	5,650,297	2,382,461	38,745,123	94,807,149	(523,965)	7,157,783

Change in net unrealized appreciation/ depreciation of investments	(920,133)	(27,863,924)	(9,533,325)	(4,758,831)	(84,117,325)	(180,062,498)	(3,057,997)	(10,373,312)

Net gain (loss) on investments	(378,690)	(1,016,737)	(3,883,028)	(2,376,370)	(45,372,202)	(85,255,349)	(3,581,962)	(3,215,529)

Net increase (decrease) in net assets resulting from operations	(385,164)	(2,806,526)	(4,042,646)	(2,576,317)	(42,851,096)	(82,380,495)	(1,797,708)	(3,070,959)

Capital transactions:
Transfer of net premiums	104,741	16,969,035	742,836	9,423,976	4,805,536	30,119,148	7,263,488	210,484
Transfers due to death benefits	(18,856)	(583,949)	(1,792,882)	(109,809)	(1,686,140)	(2,643,677)	(212,566)	(352,221)
Transfers due to annuity benefit payments	(24)	-	(41,280)	-	-	(7,066)	(586)	(88,055)
Transfers due to withdrawal of funds	(333,128)	(15,795,684)	(7,559,258)	(1,859,609)	(59,830,803)	(111,528,567)	(3,238,934)	(3,099,658)
Transfers due to loans, net of repayments	5,759	6,055	7,877	-	(21,594)	-	(919)	8,476
Transfers due to cost of insurance	-	(642,651)	(108,731)	(65,173)	(4,406,205)	(5,848,096)	(127)	(36,456)
Transfers due to contingent deferred sales charges	(159)	-	(297)	-	(179)	-	-	(473)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(24)	-	15,524	-	-	(7,489)	243	24,565
Transfers between Sub-Accounts and to/from Fixed Account	(107,992)	(6,432,423)	(1,470,227)	(1,613,617)	(1,621,709)	6,668,933	(441,912)	(330,963)

Net increase (decrease) in net assets resulting from capital transactions	(349,683)	(6,479,617)	(10,206,438)	5,775,768	(62,761,094)	(83,246,814)	3,368,687	(3,664,301)
Total increase (decrease)	(734,847)	(9,286,143)	(14,249,084)	3,199,451	(105,612,190)	(165,627,309)	1,570,979	(6,735,260)

NET ASSETS, at beginning of the year	3,861,879	167,744,731	78,933,783	30,613,749	589,829,186	1,080,894,605	34,421,883	27,604,331

NET ASSETS, at end of the year	$3,127,032	$158,458,588	$64,684,699	$33,813,200	$484,216,996	$915,267,296	$35,992,862	$20,869,071

See Notes to Financial Statements.

F-45

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

		MML	MML
	MML	Inflation-	Inflation-		MML	MML	MML	MML
	Income	Protected	Protected	MML	International	Large Cap	Large Cap	Managed
	& Growth	and Income	and Income	International	Equity	Growth	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$435,578	$4,822,517	$1,280,315	$500,007	$75,595	$105,071	$55,232	$4,572,005

Expenses
Mortality and expense risk fees and administrative charges	359,338	2,024,761	596,476	806,921	58,603	180,753	130,814	1,658,966

Net Investment income (loss)	76,240	2,797,756	683,839	(306,914)	16,992	(75,682)	(75,582)	2,913,039

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	562,733	(6,955,939)	(1,845,870)	1,148,471	65,526	449,571	(305,447)	(2,272,563)
Realized gain distribution	6,573,055	-	-	2,002,517	38,042	1,187,005	771,709	-
Realized gain (loss)	7,135,788	(6,955,939)	(1,845,870)	3,150,988	103,568	1,636,576	466,262	(2,272,563)

Change in net unrealized appreciation/ depreciation of investments	(10,889,296)	(27,981)	(143,259)	(12,024,521)	(1,528,167)	(1,946,989)	(922,260)	(3,144,989)

Net gain (loss) on investments	(3,753,508)	(6,983,920)	(1,989,129)	(8,873,533)	(1,424,599)	(310,413)	(455,998)	(5,417,552)

Net increase (decrease) in net assets resulting from operations	(3,677,268)	(4,186,164)	(1,305,290)	(9,180,447)	(1,407,607)	(386,095)	(531,580)	(2,504,513)

Capital transactions:
Transfer of net premiums	4,173,459	1,112,413	3,346,502	3,368,146	2,064,061	180,123	3,560,280	864,797
Transfers due to death benefits	(134,488)	(1,578,478)	(372,845)	(137,700)	-	(166,270)	(17,292)	(1,342,403)
Transfers due to annuity benefit payments	-	(317,508)	-	-	-	(6,514)	-	(266,460)
Transfers due to withdrawal of funds	(2,309,739)	(22,263,600)	(6,344,429)	(5,172,103)	(275,644)	(2,163,319)	(652,755)	(21,078,587)
Transfers due to loans, net of repayments	-	372	-	(2,213)	-	4,128	-	8,412
Transfers due to cost of insurance	(35,219)	(589,473)	(123,954)	(257,876)	84	(21,501)	(3,653)	(414,139)
Transfers due to contingent deferred sales charges	-	(37)	-	-	-	(195)	-	(186)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	17,506	-	-	-	1,292	-	2,863
Transfers between Sub-Accounts and to/from Fixed Account	(1,265,992)	(2,900,708)	76,603	1,270,104	434,017	(447,331)	725,845	(686,200)

Net increase (decrease) in net assets resulting from capital transactions	428,021	(26,519,513)	(3,418,123)	(931,642)	2,222,518	(2,619,587)	3,612,425	(22,911,903)
Total increase (decrease)	(3,249,247)	(30,705,677)	(4,723,413)	(10,112,089)	814,911	(3,005,682)	3,080,845	(25,416,416)

NET ASSETS, at beginning of the year	27,684,978	166,498,888	46,122,629	64,715,051	3,854,469	17,285,084	7,506,816	143,060,562

NET ASSETS, at end of the year	$24,435,731	$135,793,211	$41,399,216	$54,602,962	$4,669,380	$14,279,402	$10,587,661	$117,644,146

See Notes to Financial Statements.

F-46

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

	MML	MML	MML	MML	MML	MML	MML	MML
	Managed	Managed	Managed	Mid Cap	Mid Cap	Mid Cap	Mid Cap	Moderate
	Bond	Volatility	Volatility	Growth	Growth	Value	Value	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$8,748,567	$1,405,463	$306,248	$-	$-	$2,473,218	$650,770	$6,998,631

Expenses
Mortality and expense risk fees and administrative charges	3,604,714	1,516,741	426,630	987,166	1,266,472	2,054,849	649,625	4,188,812

Net Investment income (loss)	5,143,853	(111,278)	(120,382)	(987,166)	(1,266,472)	418,369	1,145	2,809,819

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(3,827,867)	8,428,121	141,264	4,831,988	1,637,111	3,914,435	(201,527)	12,579,150
Realized gain distribution	-	-	-	10,702,289	12,765,952	16,948,063	5,255,201	14,960,021
Realized gain (loss)	(3,827,867)	8,428,121	141,264	15,534,277	14,403,063	20,862,498	5,053,674	27,539,171

Change in net unrealized appreciation/ depreciation of investments	(7,010,184)	(14,955,901)	(1,947,332)	(16,520,497)	(16,662,162)	(43,296,259)	(12,189,252)	(51,329,474)

Net gain (loss) on investments	(10,838,051)	(6,527,780)	(1,806,068)	(986,220)	(2,259,099)	(22,433,761)	(7,135,578)	(23,790,303)

Net increase (decrease) in net assets resulting from operations	(5,694,198)	(6,639,058)	(1,926,450)	(1,973,386)	(3,525,571)	(22,015,392)	(7,134,433)	(20,980,484)

Capital transactions:
Transfer of net premiums	12,141,637	797,576	1,373,655	835,055	11,365,918	1,262,259	5,232,576	2,123,898
Transfers due to death benefits	(832,391)	(1,217,488)	(93,670)	(733,039)	(381,743)	(1,707,272)	(411,270)	(2,045,653)
Transfers due to annuity benefit payments	-	(214,308)	-	(126,681)	-	(274,879)	-	-
Transfers due to withdrawal of funds	(32,784,662)	(15,540,301)	(4,318,393)	(8,426,020)	(9,619,457)	(21,841,932)	(5,520,492)	(40,087,582)
Transfers due to loans, net of repayments	-	5,762	-	(4,522)	-	(24,371)	-	(81,607)
Transfers due to cost of insurance	(1,495,785)	(466,310)	(159,303)	(117,800)	(216,033)	(500,433)	(133,522)	(2,428,177)
Transfers due to contingent deferred sales charges	(69)	(351)	-	(1,303)	-	(1,457)	-	(7)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	35,129	-	(34,000)	-	(14,029)	-	-
Transfers between Sub-Accounts and to/from Fixed Account	5,377,606	(2,177,678)	389,539	(2,663,338)	183,145	3,153,201	1,480,055	2,803,818

Net increase (decrease) in net assets resulting from capital transactions	(17,593,664)	(18,777,969)	(2,808,172)	(11,271,648)	1,331,830	(19,948,913)	647,347	(39,715,310)
Total increase (decrease)	(23,287,862)	(25,417,027)	(4,734,622)	(13,245,034)	(2,193,741)	(41,964,305)	(6,487,086)	(60,695,794)

NET ASSETS, at beginning of the year	273,576,011	124,404,125	33,697,976	86,805,680	91,130,983	177,889,628	49,740,379	351,616,486

NET ASSETS, at end of the year	$250,288,149	$98,987,098	$28,963,354	$73,560,646	$88,937,242	$135,925,323	$43,253,293	$290,920,692

See Notes to Financial Statements.

F-47

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

		MML			MML	MML	MML	MML
	MML	Short-	MML	MML	Small Cap	Small Cap	Small	Small/Mid
	Moderate Allocation	Duration Bond	Small Cap Equity	Small Cap Equity	Growth Equity	Growth Equity	Company Value	Cap Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$36,289,252	$735,650	$145,369	$62,810	$-	$-	$40,388	$569,270

Expenses
Mortality and expense risk fees and administrative charges	25,954,133	350,855	336,859	259,921	1,398,514	248,333	267,976	1,552,345

Net Investment income (loss)	10,335,119	384,795	(191,490)	(197,111)	(1,398,514)	(248,333)	(227,588)	(983,075)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	17,824,231	(180,057)	1,067,859	(83,046)	(4,426,946)	(571,934)	(374,974)	10,323,547
Realized gain distribution	88,381,848	-	3,620,398	2,506,397	11,516,682	2,377,009	1,298,098	12,862,617
Realized gain (loss)	106,206,079	(180,057)	4,688,257	2,423,351	7,089,736	1,805,075	923,124	23,186,164

Change in net unrealized appreciation/ depreciation of investments	(245,352,926)	(212,492)	(7,364,211)	(4,708,715)	(9,020,696)	(3,250,743)	(3,874,060)	(40,476,136)

Net gain (loss) on investments	(139,146,847)	(392,549)	(2,675,954)	(2,285,364)	(1,930,960)	(1,445,668)	(2,950,936)	(17,289,972)

Net increase (decrease) in net assets resulting from operations	(128,811,728)	(7,754)	(2,867,444)	(2,482,475)	(3,329,474)	(1,694,001)	(3,178,524)	(18,273,047)

Capital transactions:
Transfer of net premiums	67,593,666	5,270,046	253,151	4,065,173	779,527	4,543,322	3,646,221	920,482
Transfers due to death benefits	(7,165,299)	(467,066)	(108,336)	(199,482)	(919,277)	(74,232)	(29,103)	(1,190,204)
Transfers due to annuity benefit payments	-	(520)	(15,145)	-	(194,466)	-	-	(243,361)
Transfers due to withdrawal of funds	(243,366,570)	(5,180,829)	(3,229,787)	(1,398,895)	(14,962,898)	(1,658,349)	(1,449,090)	(16,035,997)
Transfers due to loans, net of repayments	-	82	9,659	-	(281)	-	(4,237)	(5,758)
Transfers due to cost of insurance	(11,807,876)	174	(36,561)	(10,551)	(400,925)	(29,158)	(12,907)	(420,407)
Transfers due to contingent deferred sales charges	-	-	(316)	-	(224)	-	-	(17)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	211	4,212	-	11,393	-	-	47,050
Transfers between Sub-Accounts and to/from Fixed Account	(33,860,866)	594,121	(542,569)	807,217	(7,237,286)	2,069,157	541,795	2,918,223

Net increase (decrease) in net assets resulting from capital transactions	(228,606,945)	216,219	(3,665,692)	3,263,462	(22,924,437)	4,850,740	2,692,679	(14,009,989)
Total increase (decrease)	(357,418,673)	208,465	(6,533,136)	780,987	(26,253,911)	3,156,739	(485,845)	(32,283,036)

NET ASSETS, at beginning of the year	2,047,325,711	27,262,598	30,563,941	17,644,215	115,332,900	16,123,932	19,508,502	132,667,980

NET ASSETS, at end of the year	$1,689,907,038	$27,471,063	$24,030,805	$18,425,202	$89,078,989	$19,280,671	$19,022,657	$100,384,944

See Notes to Financial Statements.

F-48

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

	MML		MML		MML U.S.
	Small/Mid	MML	Strategic	MML Total	Government	Oppenheimer	Oppenheimer	Oppenheimer
	Cap	Special	Emerging	Return	Money	Capital	Capital	Conservative
	Value	Situations	Markets	Bond	Market	Appreciation	Appreciation	Balanced
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Service Class I)				(Service)	(Non-Service)	(Service)
Investment income
Dividends	$57,899	$2,301	$-	$384,807	$973,994	$-	$600,068	$1,289

Expenses
Mortality and expense risk fees and administrative charges	291,863	5,653	170,957	273,484	855,121	179,733	2,284,186	1,104

Net Investment income (loss)	(233,964)	(3,352)	(170,957)	111,323	118,873	(179,733)	(1,684,118)	185

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	696,909	37,174	444,175	(99,434)	16,811	(119,928)	17,301,345	2,724
Realized gain distribution	2,449,766	22,225	-	-	-	1,021,673	14,112,734	1,771
Realized gain (loss)	3,146,675	59,399	444,175	(99,434)	16,811	901,745	31,414,079	4,495

Change in net unrealized appreciation/ depreciation of investments	(6,549,721)	(107,871)	(2,231,503)	(301,768)	(16,811)	(1,537,619)	(38,534,862)	(9,973)

Net gain (loss) on investments	(3,403,046)	(48,472)	(1,787,328)	(401,202)	-	(635,874)	(7,120,783)	(5,478)

Net increase (decrease) in net assets resulting from operations	(3,637,010)	(51,824)	(1,958,285)	(289,879)	118,873	(815,607)	(8,804,901)	(5,293)

Capital transactions:
Transfer of net premiums	2,100,258	123,127	2,620,216	5,687,392	11,757,748	155,602	1,122,664	-
Transfers due to death benefits	(36,551)	-	(27,132)	(128,978)	(574,721)	(63,856)	(1,928,237)	-
Transfers due to annuity benefit payments	-	-	-	-	(56,744)	-	(292,107)	-
Transfers due to withdrawal of funds	(2,440,674)	(16,352)	(1,241,501)	(1,794,036)	(22,877,553)	(1,274,116)	(23,755,690)	(6,747)
Transfers due to loans, net of repayments	-	-	(8,968)	1,518	26,540	-	(7,991)	-
Transfers due to cost of insurance	(40,615)	-	(16,626)	(1,057)	(79,957)	(15,078)	(600,166)	15
Transfers due to contingent deferred sales charges	-	-	-	-	(401)	-	(372)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	14,348	-	30,800	-
Transfers between Sub-Accounts and to/from Fixed Account	869,935	101,721	(53,745)	244,584	21,348,772	(612,052)	(10,160,264)	(1)

Net increase (decrease) in net assets resulting from capital transactions	452,353	208,496	1,272,244	4,009,423	9,558,032	(1,809,500)	(35,591,363)	(6,733)
Total increase (decrease)	(3,184,657)	156,672	(686,041)	3,719,544	9,676,905	(2,625,107)	(44,396,264)	(12,026)

NET ASSETS, at beginning of the year	22,379,494	485,763	13,380,725	19,956,564	67,087,752	13,651,148	195,124,067	78,036

NET ASSETS, at end of the year	$19,194,837	$642,435	$12,694,684	$23,676,108	$76,764,657	$11,026,041	$150,727,803	$66,010

See Notes to Financial Statements.

F-49

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

		Oppenheimer	Oppenheimer			Oppenheimer	Oppenheimer	Oppenheimer
	Oppenheimer	Discovery	Discovery			Global	Global	Global
	Conservative	Mid Cap	Mid Cap	Oppenheimer	Oppenheimer	Multi-	Strategic	Strategic
	Balanced	Growth	Growth	Global	Global	Alternatives	Income	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Investment income
Dividends	$149,150	$-	$-	$495,450	$1,938,951	$4,022	$3,468,885	$9,637,379

Expenses
Mortality and expense risk fees and administrative charges	85,966	154,508	1,545,187	853,723	2,402,943	30,855	995,595	2,502,305

Net Investment income (loss)	63,184	(154,508)	(1,545,187)	(358,273)	(463,992)	(26,833)	2,473,290	7,135,074

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	215,222	464,172	19,550,448	3,246,899	17,813,101	(10,749)	(1,496,219)	(5,702,132)
Realized gain distribution	176,367	1,728,984	16,937,208	4,621,010	13,708,298	-	-	-
Realized gain (loss)	391,589	2,193,156	36,487,656	7,867,909	31,521,399	(10,749)	(1,496,219)	(5,702,132)

Change in net unrealized appreciation/ depreciation of investments	(931,975)	(3,014,861)	(40,863,069)	(17,241,844)	(57,198,224)	(72,468)	(5,490,225)	(12,759,947)

Net gain (loss) on investments	(540,386)	(821,705)	(4,375,413)	(9,373,935)	(25,676,825)	(83,217)	(6,986,444)	(18,462,079)

Net increase (decrease) in net assets resulting from operations	(477,202)	(976,213)	(5,920,600)	(9,732,208)	(26,140,817)	(110,050)	(4,513,154)	(11,327,005)

Capital transactions:
Transfer of net premiums	16,890	2,497,029	697,671	8,903,351	1,597,333	383,416	5,895,776	1,491,492
Transfers due to death benefits	(139,727)	(44,360)	(1,018,309)	(260,111)	(1,754,896)	(5,839)	(456,113)	(2,279,454)
Transfers due to annuity benefit payments	(6,896)	-	(206,010)	-	(306,338)	-	-	(326,798)
Transfers due to withdrawal of funds	(677,290)	(1,423,607)	(16,634,014)	(6,294,876)	(25,270,591)	(201,538)	(7,155,776)	(27,062,348)
Transfers due to loans, net of repayments	(908)	-	4,757	-	2,329	-	-	5,034
Transfers due to cost of insurance	(6,872)	(6,254)	(414,059)	(171,621)	(496,923)	400	(269,290)	(728,467)
Transfers due to contingent deferred sales charges	(100)	-	(186)	-	(758)	-	-	(682)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(238)	-	23,277	-	48,477	-	-	31,530
Transfers between Sub-Accounts and to/from Fixed Account	(96,975)	165,274	(7,455,404)	668,866	(1,294,955)	(29,439)	1,383,420	1,610,086

Net increase (decrease) in net assets resulting from capital transactions	(912,116)	1,188,082	(25,002,277)	2,845,609	(27,476,322)	147,000	(601,983)	(27,259,607)
Total increase (decrease)	(1,389,318)	211,869	(30,922,877)	(6,886,599)	(53,617,139)	36,950	(5,115,137)	(38,586,612)

NET ASSETS, at beginning of the year	8,114,383	10,967,039	130,393,799	65,203,626	214,656,278	2,246,753	75,321,693	211,836,285

NET ASSETS, at end of the year	$6,725,065	$11,178,908	$99,470,922	$58,317,027	$161,039,139	$2,283,703	$70,206,556	$173,249,673

See Notes to Financial Statements.

F-50

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

							PIMCO	VY®
	Oppenheimer	Oppenheimer	Oppenheimer			Oppenheimer	Commodity	Clarion
	Government	International	International	Oppenheimer	Oppenheimer	Total Return	RealReturn®	Global
	Money	Growth	Growth	Main Street	Main Street	Bond	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service)	(Non-Service)	(Service)	(Non-Service)
Investment income
Dividends	$108,186	$161,303	$316,337	$139,495	$395,775	$72,527	$220,032	$864,247

Expenses
Mortality and expense risk fees and administrative charges	89,526	344,979	434,117	198,083	381,623	28,693	143,785	212,578

Net Investment income (loss)	18,660	(183,676)	(117,780)	(58,588)	14,152	43,834	76,247	651,669

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1	608,458	2,294,080	229,639	1,557,601	(128,093)	(1,748,025)	92,153
Realized gain distribution	-	511,262	715,852	1,359,327	2,976,877	-	-	-
Realized gain (loss)	1	1,119,720	3,009,932	1,588,966	4,534,478	(128,093)	(1,748,025)	92,153

Change in net unrealized appreciation/ depreciation of investments	-	(6,805,333)	(10,522,944)	(3,044,518)	(7,343,714)	29,112	7,916	(2,439,549)

Net gain (loss) on investments	1	(5,685,613)	(7,513,012)	(1,455,552)	(2,809,236)	(98,981)	(1,740,109)	(2,347,396)

Net increase (decrease) in net assets resulting from operations	18,661	(5,869,289)	(7,630,792)	(1,514,140)	(2,795,084)	(55,147)	(1,663,862)	(1,695,727)

Capital transactions:
Transfer of net premiums	710,555	2,932,988	321,302	2,746,768	236,325	-	181,854	179,713
Transfers due to death benefits	(47,309)	(77,665)	(178,084)	(107,904)	(313,487)	(58,466)	(44,145)	(175,495)
Transfers due to annuity benefit payments	(10,797)	-	(78,866)	-	(15,822)	-	(22,865)	(52,331)
Transfers due to withdrawal of funds	(1,216,070)	(2,487,674)	(3,313,722)	(1,144,297)	(2,767,917)	(183,718)	(1,373,183)	(1,741,330)
Transfers due to loans, net of repayments	-	-	(20,048)	-	(12,968)	-	(893)	(1,361)
Transfers due to cost of insurance	28,160	(62,276)	(119,828)	(4,941)	(33,533)	-	(37,768)	(44,975)
Transfers due to contingent deferred sales charges	(266)	-	(249)	-	(425)	(32)	(7)	(21)
Transfers due to net charge (credit) to annuitant mortality fluctuation	2,482	-	14,881	-	3,899	-	4,047	10,902
Transfers between Sub-Accounts and to/from Fixed Account	460,734	643,756	163,451	(126,751)	(666,159)	(43,825)	19,153	(408,698)

Net increase (decrease) in net assets resulting from capital transactions	(72,511)	949,129	(3,211,163)	1,362,875	(3,570,087)	(286,041)	(1,273,807)	(2,233,596)
Total increase (decrease)	(53,850)	(4,920,160)	(10,841,955)	(151,265)	(6,365,171)	(341,188)	(2,937,669)	(3,929,323)

NET ASSETS, at beginning of the year	7,890,182	28,549,998	40,886,987	14,827,618	35,355,748	2,413,840	11,904,973	18,104,285

NET ASSETS, at end of the year	$7,836,332	$23,629,838	$30,045,032	$14,676,353	$28,990,577	$2,072,652	$8,967,304	$14,174,962

See Notes to Financial Statements.

F-51

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 9, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains ten segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, MassMutual Artistry, MassMutual Transitions®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual Equity EdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage®. Seven of the ten segments within the Separate Account: Panorama Passage®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual EquityEdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage® have multiple tiers. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

F-52

Notes To Financial Statements (Continued)

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2019, the Separate Account consists of ninety-two sub-accounts which invest in the following mutual funds. All of the funds may not be available to all of the ten segments of the Separate Account:

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column

BlackRock 60/40 Target Allocation ETF V.I. Sub-Account (Class III)	BlackRock 60/40 Target Allocation ETF V.I. Fund(Class III)[7,9]
Fidelity® VIP Contrafund® Sub-Account (Initial Class)	Fidelity® VIP Contrafund® Portfolio (Initial Class)[1]
Fidelity® VIP Contrafund® Sub-Account (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)[1]
Invesco Oppenheimer V.I. Capital Appreciation Sub-Account (Series II)	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)[3,10]
Invesco Oppenheimer V.I. Capital Appreciation Sub-Account (Series I)	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series I)[3,10]
Invesco Oppenheimer V.I. Conservative Balanced Sub-Account (Series II)	Invesco Oppenheimer V.I. Conservative Balanced Fund (Series II)[3,10]
Invesco Oppenheimer V.I. Conservative Balanced Sub-Account (Series I)	Invesco Oppenheimer V.I. Conservative Balanced Fund (Series I)[3,10]
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account (Series II)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series II)[3,10]
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account (Series I)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)[3,10]
Invesco Oppenheimer V.I. Global Sub-Account (Series II)	Invesco Oppenheimer V.I. Global Fund (Series II)[3,10]
Invesco Oppenheimer V.I. Global Sub-Account (Series I)	Invesco Oppenheimer V.I. Global Fund (Series I)[3,10]
Invesco Oppenheimer V.I. Global Strategic Income Sub-Account (Series I)	Invesco Oppenheimer V.I. Global Strategic Income Fund (Series I)[3,10]
Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. Government Money Fund[3,10]
Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)	Invesco Oppenheimer V.I. International Growth Fund (Series II)[3,10]
Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)	Invesco Oppenheimer V.I. International Growth Fund (Series I)[3,10]
Invesco Oppenheimer V.I. Main Street Sub-Account (Series II)	Invesco Oppenheimer V.I. Main Street Fund® (Series II)[3,10]
Invesco Oppenheimer V.I. Main Street Sub-Account (Series I)	Invesco Oppenheimer V.I. Main Street Fund® (Series I)[3,10]
Invesco Oppenheimer V.I. Total Return Bond Sub-Account	Invesco Oppenheimer V.I. Total Return Bond Fund[3,10]
Invesco V.I. Diversified Dividend Sub-Account (Series I)	Invesco V.I. Diversified Dividend Fund (Series I)[3]
Invesco V.I. Diversified Dividend Sub-Account (Series II)	Invesco V.I. Diversified Dividend Fund (Series II)[3]
Invesco V.I. Health Care Sub-Account (Series I)	Invesco V.I. Health Care Fund (Series I)[3]
Invesco V.I. Health Care Sub-Account (Series II)	Invesco V.I. Health Care Fund (Series II)[3,8]
Invesco V.I. Technology Sub-Account (Series I)	Invesco V.I. Technology Fund (Series I)[3,8]
Invesco V.I. Technology Sub-Account (Series II)	Invesco V.I. Technology Fund (Series II)[3]
Ivy VIP Asset Strategy Sub-Account	Ivy VIP Asset Strategy Portfolio[6]
MML Aggressive Allocation Sub-Account (Initial Class)	MML Aggressive Allocation Fund (Initial Class)[4]
MML Aggressive Allocation Sub-Account (Service Class)	MML Aggressive Allocation Fund (Service Class)[4]
MML Asset Momentum Sub-Account (Service Class I)	MML Asset Momentum Fund (Service Class I)[4]
MML Balanced Allocation Sub-Account (Initial Class)	MML Balanced Allocation Fund (Initial Class)[4]
MML Balanced Allocation Sub-Account (Service Class)	MML Balanced Allocation Fund (Service Class)[4]
MML Blend Sub-Account (Initial Class)	MML Blend Fund (Initial Class)[4]
MML Blend Sub-Account (Service Class)	MML Blend Fund (Service Class)[4]
MML Blue Chip Growth Sub-Account (Initial Class)	MML Blue Chip Growth Fund (Initial Class)[4]

F-53

Notes To Financial Statements (Continued)

MML Blue Chip Growth Sub-Account (Service Class)	MML Blue Chip Growth Fund (Service Class)[4]
MML Conservative Allocation Sub-Account (Initial Class)	MML Conservative Allocation Fund (Initial Class)[4]
MML Conservative Allocation Sub-Account (Service Class)	MML Conservative Allocation Fund (Service Class)[4]
MML Core Allocation Sub-Account	MML Core Allocation Fund[4]
MML Dynamic Bond Sub-Account (Service Class I)	MML Dynamic Bond Fund (Service Class I)[4]
MML Equity Sub-Account (Initial Class)	MML Equity Fund (Initial Class)[4]
MML Equity Sub-Account (Service Class)	MML Equity Fund (Service Class)[4]
MML Equity Income Sub-Account (Initial Class)	MML Equity Income Fund (Initial Class)[4]
MML Equity Income Sub-Account (Service Class)	MML Equity Income Fund (Service Class)[4]
MML Equity Index Sub-Account (Class I)	MML Equity Index Fund (Class I)[4]
MML Equity Index Sub-Account (Service Class I)	MML Equity Index Fund (Service Class I)[4]
MML Equity Rotation Sub-Account (Service Class I)	MML Equity Rotation Fund (Service Class I)[4]
MML Focused Equity Sub-Account	MML Focused Equity Fund (Initial Class)[4]
MML Foreign Sub-Account (Initial Class)	MML Foreign Fund (Initial Class)[4]
MML Foreign Sub-Account (Service Class)	MML Foreign Fund (Service Class)[4]
MML Fundamental Growth Sub-Account	MML Fundamental Growth Fund (Initial Class)[4]
MML Fundamental Value Sub-Account	MML Fundamental Value Fund (Initial Class)[4]
MML Global Sub-Account (Class I)	MML Global Fund (Class I)[4]
MML Global Sub-Account (Service Class I)	MML Global Fund (Service Class I)[4]
MML Global Sub-Account (Class II)	MML Global Fund (Class II)[4]
MML Growth Sub-Account	MML Growth Fund[4]
MML Growth & Income Sub-Account (Initial Class)	MML Growth & Income Fund (Initial Class)[4]
MML Growth & Income Sub-Account (Service Class)	MML Growth & Income Fund (Service Class)[4]
MML Growth Allocation Sub-Account (Initial Class)	MML Growth Allocation Fund (Initial Class)[4]
MML Growth Allocation Sub-Account (Service Class)	MML Growth Allocation Fund (Service Class)[4]
MML High Yield Sub-Account	MML High Yield Fund[4]
MML Income & Growth Sub-Account (Initial Class)	MML Income & Growth Fund (Initial Class)[4]
MML Income & Growth Sub-Account (Service Class)	MML Income & Growth Fund (Service Class)[4]
MML Inflation-Protected and Income Sub-Account (Initial Class)	MML Inflation-Protected and Income Fund (Initial Class)[4]
MML Inflation-Protected and Income Sub-Account (Service Class)	MML Inflation-Protected and Income Fund (Service Class)[4]
MML International Sub-Account	MML International Fund[4]
MML International Equity Sub-Account	MML International Equity Fund[4]
MML Large Cap Growth Sub-Account (Initial Class)	MML Large Cap Growth Fund (Initial Class)[4]
MML Large Cap Growth Sub-Account (Service Class)	MML Large Cap Growth Fund (Service Class)[4]
MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class)[4]
MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class)[4]
MML Managed Volatility Sub-Account (Initial Class)	MML Managed Volatility Sub-Account (Initial Class)[4]
MML Managed Volatility Sub-Account (Service Class)	MML Managed Volatility Fund (Service Class)[4]
MML Mid Cap Growth Sub-Account (Initial Class)	MML Mid Cap Growth Fund (Initial Class)[4]
MML Mid Cap Growth Sub-Account (Service Class)	MML Mid Cap Growth Fund (Service Class)[4]
MML Mid Cap Value Sub-Account (Initial Class)	MML Mid Cap Value Fund (Initial Class)[4]
MML Mid Cap Value Sub-Account (Service Class)	MML Mid Cap Value Fund (Service Class)[4]
MML Moderate Allocation Sub-Account (Initial Class)	MML Moderate Allocation Fund (Initial Class)[4]
MML Moderate Allocation Sub-Account (Service Class)	MML Moderate Allocation Fund (Service Class)[4]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[4]

F-54

Notes To Financial Statements (Continued)

MML Small Cap Equity Sub-Account (Initial Class)	MML Small Cap Equity Fund (Initial Class)[4]
MML Small Cap Equity Sub-Account (Service Class)	MML Small Cap Equity Fund (Service Class)[4]
MML Small Cap Growth Equity Sub-Account (Initial Class)	MML Small Cap Growth Equity Fund (Initial Class)[4]
MML Small Cap Growth Equity Sub-Account (Service Class)	MML Small Cap Growth Equity Fund (Service Class)[4]
MML Small Company Value Sub-Account	MML Small Company Value Fund[4]
MML Small/Mid Cap Value Sub-Account (Initial Class)	MML Small/Mid Cap Value Fund (Initial Class)[4]
MML Small/Mid Cap Value Sub-Account (Service Class)	MML Small/Mid Cap Value Fund (Service Class)[4]
MML Special Situations Sub-Account (Service Class I)	MML Special Situations Fund (Service Class I)[4]
MML Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund[4]
MML Total Return Bond Sub-Account	MML Total Return Bond Fund[4]
MML U.S. Government Money Market Sub-Account	MML U.S. Government Money Market Fund[4]
Oppenheimer Global Multi-Alternatives Sub-Account	Oppenheimer Global Multi-Alternatives Fund/VA11
PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio[5]
VY® Clarion Global Real Estate Sub-Account	VY® Clarion Global Real Estate Portfolio[2]

In addition to the ninety-two sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1] Fidelity Management & Research Company is the investment adviser to this Portfolio.
[2] Voya Investments, LLC is the investment adviser to this Portfolio.
[3] Invesco Advisers, Inc. is the investment adviser to this Fund.
[4] MML Investment Advisers, LLC is the investment adviser to this Fund.
[5] Pacific Investment Management Company LLC is the investment adviser to this Portfolio.
[6] Ivy Investment Management Company is the investment adviser to this Portfolio.
[7] BlackRock Advisors, LLC is the investment adviser for this Fund.
[8]Invesco V.I. Health Care was formerly known as Invesco V.I. Global Health Care.
[9]BlackRock 60/40 Target Allocation ETF V.I. was formerly known as BlackRock iShares® Dynamic Allocation V.I.
[10]Effective after the close of the New York Stock Exchange on May 24, 2019, Invesco Ltd. completed its acquisition of OppenheimerFunds, Inc. The Acquiring Funds/Sub-Accounts assume the accounting and performance history of the corresponding Merging Funds/Sub-Accounts. In connection with that transaction the following Funds/Sub-Accounts merged:

MERGING FUND/SUB-ACCOUNT	ACQUIRING FUND/SUB-ACCOUNT
Fund: Oppenheimer Capital Appreciation Fund/VA	Fund: Invesco Oppenheimer V.I. Capital Appreciation Fund
Sub-Account: Oppenheimer Capital Appreciation Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Capital Appreciation Sub-Account
Fund: Oppenheimer Conservative Balanced Fund/VA	Fund: Invesco Oppenheimer V.I. Conservative Balanced Fund
Sub-Account: Oppenheimer Conservative Balanced Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Conservative Balanced Sub-Account
Fund: Oppenheimer Discovery Mid Cap Growth Fund/VA	Fund: Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Sub-Account: Oppenheimer Discovery Mid Cap Growth Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account
Fund: Oppenheimer Global Fund/VA	Fund: Invesco Oppenheimer V.I. Global Fund
Sub-Account: Oppenheimer Global Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Global Sub-Account
Fund: Oppenheimer Global Strategic Income Fund/VA	Fund: Invesco Oppenheimer V.I. Global Strategic Income Fund
Sub-Account: Oppenheimer Global Strategic Income Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Global Strategic Income Sub-Account
Fund: Oppenheimer Government Money Fund/VA	Fund: Invesco Oppenheimer V.I. Government Money Fund
Sub-Account: Oppenheimer Government Money Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Government Money Sub-Account
Fund: Oppenheimer International Growth Fund/VA	Fund: Invesco Oppenheimer V.I. International Growth Fund
Sub-Account: Oppenheimer International Growth Sub-Account	Sub-Account: Invesco Oppenheimer V.I. International Growth Sub-Account
Fund: Oppenheimer Main Street Fund®/VA	Fund: Invesco Oppenheimer V.I. Main Street Fund®
Sub-Account: Oppenheimer Main Street Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Main Street Sub-Account
Fund: Oppenheimer Total Return Bond Fund/VA	Fund: Invesco Oppenheimer V.I. Total Return Bond Fund
Sub-Account: Oppenheimer Total Return Bond Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Total Return Bond Sub-Account

[11]Effective April 29, 2019 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on April 29, 2019 was automatically transferred to the MML U.S. Government Money Sub-Account.

F-55

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account Massachusetts Mutual Variable Annuity Separate Account 4 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date, and they are generally reinvested in the underlying investment sub-accounts.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the participants may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Separate Account by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

The Separate Account maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate

F-56

Notes To Financial Statements (Continued)

share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the Separate Account. Net transfers from the Separate Account to MassMutual totaled $1,216,739 for the year ended December 31, 2019. Net transfers from the Separate Account to MassMutual totaled $502,918 for the year ended December 31, 2018. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table, except for the MassMutual RetireEase Select SM Segment which uses the Annuity 2000 table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The net assets of the Separate Account are measured at fair value. All the net assets are categorized as Level 1 as of December 31, 2019. There have been no transfers between levels for the year ended December 31, 2019.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those

F-57

Notes To Financial Statements (Continued)

broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

F-58

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales investments for the year ended December 31, 2019 were as follows:

	BlackRock 60/40 Target Allocation ETF V.I.	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)

Cost of purchases	$2,489,390	$31,371,572	$39,938,501	$1,719,999	$16,160,863	$2,598	$307,792	$6,632,916
Proceeds from sales	(157,939)	(46,229,732)	(25,070,473)	(2,398,376)	(39,828,004)	(5,529)	(1,012,217)	(2,362,207)

	Invesco Oppenheimer V.I. Discovery Mid Cap	Invesco Oppenheimer V.I.	Invesco Oppenheimer V.I.	Invesco Oppenheimer V.I. Global Strategic	Invesco Oppenheimer V.I. Global Strategic	Invesco Oppenheimer V.I. Government	Invesco Oppenheimer V.I. International	Invesco Oppenheimer V.I. International
	Growth	Global	Global	Income	Income	Money	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)		(Series II)	(Series I)

Cost of purchases	$15,635,112	$14,992,079	$31,088,139	$10,416,195	$19,752,833	$1,880,744	$3,323,904	$2,734,680
Proceeds from sales	(30,641,335)	(11,357,610)	(37,917,001)	(10,499,673)	(29,455,087)	(2,650,232)	(4,845,161)	(6,062,176)

	Invesco	Invesco	Invesco Oppenheimer
	Oppenheimer	Oppenheimer	V.I.	Invesco V.I.	Invesco V.I.
	V.I.	V.I.	Total Return	Diversified	Diversified	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Bond	Dividend	Dividend	Health Care	Health Care	Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)

Cost of purchases	$5,642,149	$5,660,687	$69,884	$1,180,281	$1,455,356	$1,072,585	$1,079,089	$1,204,658
Proceeds from sales	(2,437,968)	(5,353,923)	(274,934)	(1,606,152)	(4,450,735)	(1,928,884)	(2,590,698)	(1,339,811)

	Ivy VIP	MML	MML	MML	MML	MML
	Invesco V.I.	Asset	Aggressive	Aggressive	Asset	Balanced	Balanced	MML
	Technology	Strategy	Allocation	Allocation	Momentum	Allocation	Allocation	Blend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)
Cost of purchases	$1,977,385	$1,847,918	$6,925,335	$17,217,628	$265,788	$14,569,646	$58,567,588	$7,570,652
Proceeds from sales	(3,555,853)	(2,164,238)	(4,032,048)	(14,167,484)	(165,181)	(14,953,511)	(74,657,585)	(8,338,954)

F-59

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		MML	MML	MML	MML	MML	MML
	MML	Blue Chip	Blue Chip	Conservative	Conservative	Core	Dynamic	MML
	Blend	Growth	Growth	Allocation	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Service Class I)	(Initial Class)

Cost of purchases	$39,842,309	$10,841,425	$38,128,290	$13,466,500	$52,621,079	$124,332,103	$4,268,417	$2,557,434
Proceeds from sales	(13,331,416)	(9,497,333)	(13,660,862)	(16,600,416)	(70,126,658)	(149,432,800)	(741,505)	(3,131,359)

				MML	MML	MML	MML
	MML	MML	MML	Equity	Equity	Equity	Focused	MML
	Equity	Equity Income	Equity Income	Index	Index	Rotation	Equity	Foreign
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)		(Initial Class)

Cost of purchases	$14,236,632	$19,084,143	$15,380,882	$9,568,393	$6,828,740	$195,745	$6,429,375	$15,324,478
Proceeds from sales	(14,333,913)	(29,216,742)	(13,522,350)	(14,799,962)	(8,309,139)	(125,567)	(2,266,136)	(22,899,531)

		MML	MML					MML
	MML	Fundamental	Fundamental	MML	MML	MML	MML	Growth
	Foreign	Growth	Value	Global	Global	Global	Growth	& Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)

Cost of purchases	$1,216,330	$5,697,522	$4,045,911	$850,108	$3,557,152	$654,464	$39,831,008	$7,942,426
Proceeds from sales	(1,586,881)	(1,688,526)	(2,027,986)	(1,463,367)	(3,951,376)	(282,827)	(29,874,073)	(11,752,313)

							MML	MML
	MML	MML	MML		MML	MML	Inflation-	Inflation-
	Growth	Growth	Growth	MML	Income	Income	Protected	Protected
	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Cost of purchases	$10,318,504	$60,667,352	$114,810,369	$10,530,335	$2,784,442	$4,335,321	$18,837,392	$7,522,894
Proceeds from sales	(4,988,743)	(74,888,275)	(133,428,945)	(5,296,469)	(3,081,666)	(3,629,186)	(25,266,160)	(7,990,843)

F-60

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		MML	MML	MML	MML	MML	MML	MML
	MML	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	International	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Cost of purchases	$8,713,915	$2,126,761	$2,544,169	$6,706,513	$15,540,036	$35,538,238	$11,333,402	$3,223,169
Proceeds from sales	(9,007,983)	(902,367)	(3,235,647)	(2,544,285)	(22,179,892)	(39,445,903)	(18,705,276)	(4,455,724)

							MML	MML
	MML	MML	MML	MML	MML	MML	Short-	Small
	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Moderate Allocation	Moderate Allocation	Duration Bond	Cap Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Cost of purchases	$12,187,874	$23,140,770	$18,109,386	$11,330,814	$34,028,815	$188,084,090	$13,982,752	$3,150,610
Proceeds from sales	(13,262,711)	(16,124,545)	(29,004,577)	(7,828,387)	(39,893,282)	(274,936,280)	(9,539,901)	(4,169,231)

		MML	MML	MML	MML	MML		MML
	MML	Small Cap	Small Cap	Small	Small/Mid	Small/Mid	MML	Strategic
	Small Cap	Growth	Growth	Company	Cap	Cap	Special	Emerging
	Equity	Equity	Equity	Value	Value	Value	Situations	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)

Cost of purchases	$4,807,365	$19,181,382	$8,712,502	$6,748,332	$17,321,543	$6,033,934	$100,116	$2,197,144
Proceeds from sales	(3,420,235)	(25,607,737)	(4,139,618)	(2,647,500)	(18,309,759)	(3,027,009)	(59,129)	(2,349,498)

		MML U.S.	Oppenheimer	PIMCO	VY®
	MML Total	Government	Global	Commodity	Clarion
	Return Bond	Money Market	Multi- Alternatives	RealReturn® Strategy	Global Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Cost of purchases	$10,238,901	41,608,733	161,821	1,099,119	1,810,946
Proceeds from sales	(3,311,408)	(42,839,684)	(2,498,794)	(1,611,409)	(3,162,016)

F-61

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2019 were as follows:

	BlackRock 60/40 Target Allocation ETF V.I.	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)

Units purchased	189,641	69,290	1,419,698	11,187	44,075	-	939	283,614
Units withdrawn	(12,054)	(863,590)	(839,360)	(73,709)	(967,794)	(340)	(56,007)	(82,102)
Units transferred between Sub-Accounts and to/from the Fixed Account	6	(372,643)	(65,201)	(9,752)	(563,198)	-	(1,028)	647
Net increase (decrease)	177,593	(1,166,943)	515,136	(72,274)	(1,486,917)	(340)	(56,096)	202,159

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global Strategic Income	Invesco Oppenheimer V.I. Global Strategic Income	Invesco Oppenheimer V.I. Government Money	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. International Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)		(Series II)	(Series I)

Units purchased	39,716	331,553	51,327	397,597	84,446	44,577	160,185	15,166
Units withdrawn	(574,727)	(315,390)	(725,975)	(597,553)	(1,462,923)	(192,075)	(180,072)	(147,834)
Units transferred between Sub-Accounts and to/from the Fixed Account	(418,531)	(84,041)	(335,364)	183,604	605,055	71,689	(37,247)	(69,215)
Net increase (decrease)	(953,542)	(67,879)	(1,010,012)	(16,352)	(773,422)	(75,809)	(57,133)	(201,884)

			Invesco
	Invesco	Invesco	Oppenheimer
	Oppenheimer V.I.	Oppenheimer V.I.	V.I. Total Return	Invesco V.I. Diversified	Invesco V.I. Diversified	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Bond	Dividend	Dividend	Health Care	Health Care	Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Series II)	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)

Units purchased	175,511	9,713	-	12,016	14,434	7,121	8,085	10,555
Units withdrawn	(109,465)	(130,272)	(14,333)	(48,130)	(359,475)	(40,819)	(77,472)	(36,289)
Units transferred between Sub-Accounts and to/from the Fixed Account	2,086	(62,497)	(1,978)	(36,696)	(19,259)	(271)	6,417	(5,272)
Net increase (decrease)	68,131	(183,056)	(16,311)	(72,810)	(364,300)	(33,968)	(62,970)	(31,007)

		Ivy VIP	MML	MML	MML	MML	MML
	Invesco V.I.	Asset	Aggressive	Aggressive	Asset	Balanced	Balanced	MML
	Technology	Strategy	Allocation	Allocation	Momentum	Allocation	Allocation	Blend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)

Units purchased	2,943	98,698	48,661	518,013	10,949	51,675	2,026,029	31,846
Units withdrawn	(72,251)	(132,535)	(157,042)	(705,473)	(11,172)	(751,487)	(4,286,597)	(239,671)
Units transferred between Sub-Accounts and to/from the Fixed Account	(8,507)	(31,304)	79,963	(46,440)	1,100	335,689	60,045	22,527
Net increase (decrease)	(77,815)	(65,141)	(28,418)	(233,899)	877	(364,123)	(2,200,522)	(185,299)

F-62

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML	MML	MML	MML	MML	MML
	MML	Blue Chip	Blue Chip	Conservative	Conservative	Core	Dynamic	MML
	Blend	Growth	Growth	Allocation	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Service Class I)	(Initial Class)

Units purchased	2,186,950	14,769	1,252,468	57,489	1,984,269	1,978,329	373,967	11,847
Units withdrawn	(536,822)	(140,292)	(386,909)	(744,924)	(3,982,691)	(8,189,022)	(64,240)	(122,354)
Units transferred between Sub-Accounts and to/from the Fixed Account	13,622	7,172	(19,589)	251,390	116,375	216,201	617	16,937
Net increase (decrease)	1,663,751	(118,351)	845,970	(436,045)	(1,882,047)	(5,994,492)	310,344	(93,570)

		MML	MML	MML	MML	MML	MML
	MML	Equity	Equity	Equity	Equity	Equity	Focused	MML
	Equity	Income	Income	Index	Index	Rotation	Equity	Foreign
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)		(Initial Class)

Units purchased	572,428	48,820	426,641	18,812	19,212	11,709	306,026	72,025
Units withdrawn	(572,820)	(893,149)	(489,311)	(261,713)	(200,527)	(7,852)	(106,994)	(1,284,160)
Units transferred between Sub-Accounts and to/from the Fixed Account	(93,101)	(232,217)	(86,845)	(97,852)	(43,951)	(137)	49,220	552,356
Net increase (decrease)	(93,493)	(1,076,546)	(149,516)	(340,752)	(225,266)	3,720	248,252	(659,779)

		MML	MML					MML
	MML	Fundamental	Fundamental	MML	MML	MML	MML	Growth
	Foreign	Growth	Value	Global	Global	Global	Growth	& Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)

Units purchased	57,192	161,905	163,886	2,929	169,454	7,328	979,415	17,084
Units withdrawn	(94,883)	(78,808)	(110,948)	(38,382)	(146,613)	(12,577)	(851,095)	(300,163)
Units transferred between Sub-Accounts and to/from the Fixed Account	12,533	17,465	7,247	(4,534)	(22,378)	23,931	(236,456)	(63,095)
Net increase (decrease)	(25,158)	100,562	60,185	(39,987)	463	18,682	(108,135)	(346,174)

							MML	MML
	MML	MML	MML		MML	MML	Inflation-	Inflation-
	Growth	Growth	Growth	MML	Income	Income	Protected	Protected
	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	422,955	300,417	1,283,599	517,866	14,723	175,355	87,978	425,361
Units withdrawn	(233,929)	(2,695,267)	(6,518,290)	(253,007)	(103,285)	(167,158)	(1,589,248)	(531,945)
Units transferred between Sub-Accounts and to/from the Fixed Account	(9,485)	(1,037,634)	(675,511)	47,905	38,841	7,150	924,600	102,712
Net increase (decrease)	179,541	(3,432,485)	(5,910,202)	312,764	(49,721)	15,347	(576,671)	(3,872)

F-63

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML	MML	MML	MML	MML	MML	MML
	MML	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	International	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	228,772	123,717	9,302	299,671	70,250	1,013,292	48,854	122,389
Units withdrawn	(462,063)	(66,586)	(85,570)	(121,404)	(1,156,891)	(2,512,273)	(924,097)	(258,555)

Units transferred between Sub-Accounts and to/from the Fixed Account	(40,316)	18,466	(22,608)	2,287	507,733	989,459	411,250	76,516
Net increase (decrease)	(273,607)	75,597	(98,876)	180,554	(578,908)	(509,522)	(463,993)	(59,650)

							MML
	MML	MML	MML	MML	MML	MML	Short-	MML
	Mid Cap	Mid Cap	Mid Cap	Mid Cap	Moderate	Moderate	Duration	Small Cap
	Growth	Growth	Value	Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Units purchased	15,093	585,095	36,333	395,313	139,009	3,285,111	1,086,005	8,190
Units withdrawn	(195,489)	(438,756)	(628,848)	(236,738)	(1,913,048)	(15,368,442)	(816,570)	(108,640)

Units transferred between Sub-Accounts and to/from the Fixed Account	(67,953)	(108,466)	(205,384)	(39,390)	122,343	(369,316)	121,323	(3,227)
Net increase (decrease)	(248,350)	37,873	(797,899)	119,185	(1,651,696)	(12,452,647)	390,758	(103,677)

		MML	MML	MML	MML	MML		MML
	MML Small Cap	Small Cap Growth	Small Cap Growth	Small Company	Small/Mid Cap	Small/Mid Cap	MML Special	Strategic Emerging
	Equity	Equity	Equity	Value	Value	Value	Situations	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)

Units purchased	204,885	20,979	255,914	219,444	33,233	227,459	7,042	148,852
Units withdrawn	(147,945)	(413,608)	(123,478)	(110,020)	(592,164)	(137,352)	(3,669)	(143,182)

Units transferred between Sub-Accounts and to/from the Fixed Account	(4,027)	(213,516)	(13,270)	4,945	70,526	4,449	39	(10,233)
Net increase (decrease)	52,913	(606,145)	119,167	114,369	(488,404)	94,556	3,412	(4,563)

					VY®
		MML U.S.	Oppenheimer	PIMCO	Clarion
	MML Total	Government	Global	Commodity	Global
	Return Bond	Money Market	Multi- Alternatives	RealReturn® Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)

Units purchased	736,983	1,648,532	11,797	47,261	17,200
Units withdrawn	(192,058)	(3,609,517)	(141,453)	(237,753)	(124,378)

Units transferred between Sub-Accounts and to/from the Fixed Account	69,784	1,750,432	(117,338)	39,024	6,478
Net increase (decrease)	614,710	(210,553)	(246,994)	(151,467)	(100,700)

F-64

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	BlackRock	BlackRock	BlackRock	BlackRock
	iShares®	iShares®	iShares®	iShares®
	Alternative	Dynamic	Dynamic	Equity	Fidelity®	Fidelity®	Invesco V.I.	Invesco V.I.
	Strategies V.I.	Allocation V.I.	Fixed Income V.I.	Appreciation V.I.	VIP Contrafund®	VIP Contrafund®	Diversified Dividend	Diversified Dividend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)

Units purchased	(26)	26,904	(155)	29,737	107,755	1,816,573	20,193	22,689
Units withdrawn	(102,819)	(6,519)	(170,086)	(107,038)	(1,163,790)	(661,238)	(48,830)	(157,909)
Units transferred between Sub-Accounts and to/from the Fixed Account	10,722	-	7,607	6,401	(270,766)	(57,046)	(57,527)	60,321
Net increase (decrease)	(92,123)	20,385	(162,634)	(70,900)	(1,326,801)	1,098,289	(86,164)	(74,899)

					Ivy	MML	MML	MML
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Asset	Aggressive	Aggressive	Asset
	Health Care	Health Care	Technology	Technology	Strategy	Allocation	Allocation	Momentum
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)

Units purchased	8,167	8,824	14,397	6,427	161,654	122,603	682,218	20,519
Units withdrawn	(57,009)	(82,293)	(58,405)	(56,462)	(119,301)	(328,742)	(471,956)	(9,599)
Units transferred between Sub-Accounts and to/from the Fixed Account	(11,420)	(18,121)	(819)	63,391	(15,844)	939	41,013	502
Net increase (decrease)	(60,261)	(91,591)	(44,826)	13,356	26,508	(205,200)	251,275	11,422

	MML	MML			MML	MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	88,970	2,551,852	31,793	3,547,060	17,554	1,920,177	85,073	1,975,266
Units withdrawn	(905,854)	(4,267,681)	(328,089)	(263,314)	(226,471)	(256,591)	(1,019,830)	(4,932,118)
Units transferred between Sub-Accounts and to/from the Fixed Account	(160,483)	(664,556)	30,381	(48,342)	(58,658)	63,591	335,149	(2,252)
Net increase (decrease)	(977,367)	(2,380,385)	(265,915)	3,235,403	(267,576)	1,727,176	(599,608)	(2,959,104)

	MML	MML			MML	MML	MML	MML
	Core	Dynamic	MML	MML	Equity	Equity	Equity	Equity
	Allocation	Bond	Equity	Equity	Income	Income	Index	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)

Units purchased	2,411,185	248,842	11,304	499,069	59,259	387,680	15,393	15,717
Units withdrawn	(7,565,389)	(82,328)	(146,412)	(581,135)	(1,123,783)	(394,065)	(396,657)	(216,110)
Units transferred between Sub-Accounts and to/from the Fixed Account	738,633	20,254	(4,572)	137,018	(58,023)	58,982	(49,182)	(10,128)
Net increase (decrease)	(4,415,571)	186,768	(139,681)	54,952	(1,122,548)	52,597	(430,445)	(210,521)

F-65

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML	MML			MML	MML
	Equity	Focused	MML	MML	Fundamental	Fundamental	MML	MML
	Rotation	Equity	Foreign	Foreign	Growth	Value	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)

Units purchased	30,080	197,543	63,480	69,836	326,538	248,847	1,907	119,460
Units withdrawn	(9,585)	(64,343)	(1,353,630)	(83,980)	(41,454)	(70,941)	(39,393)	(118,906)
Units transferred between Sub-Accounts and to/from the Fixed Account	2,294	(8,652)	697,909	19,797	(3,111)	(13,684)	(6,330)	11,404
Net increase (decrease)	22,789	124,548	(592,241)	5,652	281,973	164,223	(43,816)	11,958

			MML	MML	MML	MML		MML
	MML	MML	Growth	Growth	Growth	Growth	MML	Income
	Global	Growth	& Income	& Income	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Units purchased	10,264	1,170,031	27,604	759,271	273,506	2,313,889	641,449	12,365
Units withdrawn	(25,155)	(714,900)	(355,478)	(148,843)	(3,784,789)	(7,210,414)	(281,795)	(157,836)
Units transferred between Sub-Accounts and to/from the Fixed Account	(9,212)	(323,489)	(55,465)	(85,040)	(81,298)	449,883	(8,312)	(14,582)
Net increase (decrease)	(24,104)	131,642	(383,339)	525,389	(3,592,581)	(4,446,643)	351,343	(160,053)

		MML	MML
	MML	Inflation-	Inflation-		MML	MML	MML	MML
	Income	Protected	Protected	MML	International	Large Cap	Large Cap	Managed
	& Growth	and Income	and Income	International	Equity	Growth	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)

Units purchased	341,516	89,993	344,343	316,011	199,859	9,231	323,840	60,944
Units withdrawn	(148,931)	(1,904,258)	(564,337)	(403,764)	(29,889)	(97,385)	(34,899)	(1,518,288)
Units transferred between Sub-Accounts and to/from the Fixed Account	(67,528)	(237,915)	(6,611)	71,845	13,814	(17,741)	82	(50,440)
Net increase (decrease)	125,057	(2,052,180)	(226,605)	(15,908)	183,784	(105,895)	289,023	(1,507,783)

	MML	MML	MML	MML	MML	MML	MML	MML
	Managed	Managed	Managed	Mid Cap	Mid Cap	Mid Cap	Mid Cap	Moderate
	Bond	Volatility	Volatility	Growth	Growth	Value	Value	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Units purchased	1,141,018	52,773	149,351	21,261	890,632	39,860	425,697	128,972
Units withdrawn	(2,515,562)	(1,054,879)	(297,140)	(236,986)	(383,865)	(760,213)	(252,232)	(2,705,215)
Units transferred between Sub-Accounts and to/from the Fixed Account	302,119	(141,448)	2,070	(71,542)	(50,755)	125,642	38,446	170,748
Net increase (decrease)	(1,072,425)	(1,143,554)	(145,718)	(287,267)	456,013	(594,711)	211,911	(2,405,495)

F-66

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML			MML	MML	MML	MML
	MML	Short-	MML	MML	Small Cap	Small Cap	Small	Small/Mid
	Moderate	Duration	Small Cap	Small Cap	Growth	Growth	Company	Cap
	Allocation	Bond	Equity	Equity	Equity	Equity	Value	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Units purchased	5,300,053	576,110	8,852	349,682	26,449	407,391	336,352	36,617
Units withdrawn	(16,748,181)	(803,387)	(113,051)	(72,075)	(494,496)	(62,433)	(75,396)	(658,249)
Units transferred between Sub-Accounts and to/from the Fixed Account	(2,230,891)	262,225	(15,418)	(1,976)	(190,391)	16,489	(11,609)	159,685
Net increase (decrease)	(13,679,018)	34,949	(119,617)	275,630	(658,437)	361,447	249,347	(461,948)

			MML		MML U.S.
	MML	MML	Strategic	MML Total	Government	Oppenheimer	Oppenheimer	Oppenheimer
	Small/Mid Cap Value	Special Situations	Emerging Markets	Return Bond	Money Market	Capital Appreciation	Capital Appreciation	Conservative Balanced
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Service Class)	(Service Class I)				(Service)	(Non-Service)	(Service)

Units purchased	205,428	22,902	250,375	619,138	2,421,471	6,884	54,942	-
Units withdrawn	(109,777)	(4,904)	(142,058)	(189,372)	(3,768,777)	(60,871)	(1,150,913)	(560)
Units transferred between Sub-Accounts and to/from the Fixed Account	3,178	(2,554)	(14,624)	(20,914)	2,329,962	(29,092)	(395,157)	-
Net increase (decrease)	98,828	15,444	93,694	408,852	982,656	(83,079)	(1,491,129)	(560)

		Oppenheimer	Oppenheimer			Oppenheimer	Oppenheimer	Oppenheimer
	Oppenheimer	Discovery	Discovery			Global	Global	Global
	Conservative	Mid Cap	Mid Cap	Oppenheimer	Oppenheimer	Multi-	Strategic	Strategic
	Balanced	Growth	Growth	Global	Global	Alternatives	Income	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)

Units purchased	2,661	226,664	38,124	738,485	59,665	51,227	611,629	88,776
Units withdrawn	(57,503)	(76,000)	(718,213)	(283,370)	(932,117)	(33,665)	(584,000)	(1,817,894)
Units transferred between Sub-Accounts and to/from the Fixed Account	(6,252)	(9,515)	(262,827)	(1,052)	(17,938)	(3,416)	65,348	82,409
Net increase (decrease)	(61,093)	141,149	(942,916)	454,063	(890,390)	14,146	92,977	(1,646,709)

							PIMCO	VY®
	Oppenheimer	Oppenheimer	Oppenheimer			Oppenheimer	Commodity	Clarion
	Government	International	International	Oppenheimer	Oppenheimer	Total Return	RealReturn®	Global
	Money	Growth	Growth	Main Street	Main Street	Bond	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)		(Service)	(Non-Service)	(Service)	(Non-Service)

Units purchased	69,303	291,128	16,725	230,339	11,798	-	32,578	13,285
Units withdrawn	(121,637)	(144,854)	(152,082)	(81,755)	(129,165)	(16,808)	(262,520)	(140,990)
Units transferred between Sub-Accounts and to/from the Fixed Account	43,648	27,710	18,499	(5,389)	(25,573)	(3,111)	5,016	(32,636)
Net increase (decrease)	(8,686)	173,985	(116,857)	143,196	(142,940)	(19,920)	(224,926)	(160,342)

F-67

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2019 follows:

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
BlackRock iShares® Alternatives Strategies V.I. Sub-Account (Class III)
2019	-	$-	to	$-	$-	-%	-	to	-%	-%	to	-%
2018[7]	-	11.29	to	11.55	-	-	1.00	to	1.80	0.98	to	1.52
2017	92,123	11.18	to	11.37	1,047,836	2.98	1.00	to	1.80	10.45	to	11.33
2016	54,350	10.12	to	10.22	555,192	4.32	1.00	to	1.80	4.33	to	5.16
2015	9,053	9.70	to	9.72	87,946	0.54	1.00	to	1.80	(2.99)	to	(2.85)

BlackRock 60/40 Target Allocation ETF V.I. Sub-Account (Class III)
2019	274,313	12.62	to	13.05	3,575,830	4.15	1.00	to	1.80	19.06	to	20.02
2018	96,720	10.60	to	10.87	1,051,057	0.87	1.00	to	1.80	(6.88)	to	(6.13)
2017	76,335	11.38	to	11.58	884,020	2.54	1.00	to	1.80	12.69	to	13.59
2016	35,649	10.10	to	10.20	363,359	2.71	1.00	to	1.80	4.27	to	5.10
2015	12,314	9.69	to	9.70	119,445	0.62	1.00	to	1.80	(3.14)	to	(3.00)

BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account (Class III)
2019	-	-	to	-	-	-	-	to	-	-	to	-
2018[8]	-	9.88	to	10.07	-	-	1.00	to	1.80	(2.29)	to	(2.10)
2017	162,634	10.11	to	10.29	1,672,552	2.52	1.00	to	1.80	1.76	to	2.57
2016	111,228	9.94	to	10.03	1,115,162	2.42	1.00	to	1.80	1.48	to	2.29
2015	39,486	9.79	to	9.81	387,172	4.74	1.00	to	1.80	(2.09)	to	(1.95)

BlackRock iShares® Equity Appreciation V.I. Sub-Account (Class III)
2019	-	-	to	-	-	-	-	to	-	-	to	-
2018[8]	-	11.96	to	12.20	-	-	1.00	to	1.80	(2.34)	to	(2.15)
2017	70,900	12.25	to	12.47	882,818	1.88	1.00	to	1.80	19.41	to	20.36
2016	59,162	10.26	to	10.36	612,291	2.98	1.00	to	1.80	7.11	to	7.97
2015	6,772	9.58	to	9.59	64,955	0.45	1.00	to	1.80	(4.21)	to	(4.07)

Fidelity® VIP Contrafund® Sub-Account (Initial Class)
2019	6,319,467	27.86	to	42.16	232,111,397	0.45	0.95	to	2.60	28.20	to	30.33
2018	7,486,410	21.73	to	32.34	212,143,084	0.68	0.95	to	2.60	(8.79)	to	(7.27)
2017	8,813,211	23.83	to	34.88	270,257,413	0.98	0.95	to	2.60	18.76	to	20.73
2016	10,065,234	20.07	to	28.89	256,505,001	0.79	0.95	to	2.60	5.24	to	6.99
2015	11,133,409	19.07	to	27.00	266,752,622	1.01	0.95	to	2.60	(1.91)	to	(0.28)

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
2019	8,336,046	15.32	to	26.03	191,552,509	0.22	1.00	to	3.10	27.27	to	29.97
2018	7,820,910	11.79	to	20.45	150,211,346	0.45	1.00	to	3.10	(9.51)	to	(7.57)
2017	6,722,621	12.76	to	22.60	154,879,781	0.80	1.00	to	3.10	17.89	to	20.38
2016	5,476,326	10.60	to	19.17	118,297,754	0.66	1.00	to	3.10	4.45	to	6.66
2015	4,717,837	9.93	to	18.35	106,079,060	0.86	1.00	to	3.10	(2.65)	to	(0.66)

Invesco Oppenheimer V.I. Capital Appreciation Sub-Account (Series II)[9]
2019	481,175	19.83	to	28.22	12,888,583	-	1.15	to	3.10	31.70	to	34.29
2018	553,449	15.06	to	21.01	11,026,041	-	1.15	to	3.10	(8.84)	to	(7.04)
2017	636,528	16.52	to	22.60	13,651,148	0.01	1.15	to	3.10	22.66	to	25.06
2016	669,136	13.47	to	18.07	11,507,034	0.11	1.15	to	3.10	(5.40)	to	(3.54)
2015	719,485	14.24	to	18.74	12,694,135	-	1.15	to	3.10	0.12	to	2.09

Invesco Oppenheimer V.I. Capital Appreciation Sub-Account (Series I)[9]
2019	5,846,107	21.24	to	29.72	161,347,994	0.06	0.95	to	2.60	32.70	to	34.91
2018	7,333,024	16.00	to	22.03	150,727,803	0.33	0.95	to	2.60	(8.16)	to	(6.63)
2017	8,824,152	17.42	to	23.59	195,124,067	0.24	0.95	to	2.60	23.59	to	25.64
2016	10,289,099	14.10	to	18.78	181,883,596	0.42	0.95	to	2.60	(4.71)	to	(3.12)
2015	11,140,031	14.79	to	19.38	204,161,032	0.09	0.95	to	2.60	0.89	to	2.56

F-68

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco Oppenheimer V.I. Conservative Balanced Sub-Account (Series II)[9]
2019	5,079	$11.42	to	$15.09	$71,711	2.00%	1.15%	to	2.65%	14.15%	to	15.88%
2018	5,419	10.01	to	13.03	66,010	1.73	1.15	to	2.65	(8.02)	to	(6.62)
2017	5,979	10.88	to	13.95	78,036	1.69	1.15	to	2.65	6.11	to	7.71
2016	6,910	10.25	to	12.95	84,787	2.12	1.15	to	2.65	2.22	to	3.77
2015	9,360	10.03	to	12.48	112,578	2.05	1.15	to	2.65	(2.06)	to	(0.58)

Invesco Oppenheimer V.I. Conservative Balanced Sub-Account (Series I)[9]
2019	417,214	11.71	to	17.70	6,873,042	2.24	0.95	to	2.60	14.50	to	16.40
2018	473,310	10.23	to	15.21	6,725,065	1.97	0.95	to	2.60	(7.77)	to	(6.22)
2017	534,403	11.09	to	16.22	8,114,383	1.96	0.95	to	2.60	6.46	to	8.22
2016	630,503	10.42	to	14.99	8,876,450	2.39	0.95	to	2.60	2.57	to	4.27
2015	703,999	10.16	to	14.37	9,535,222	2.25	0.95	to	2.60	(1.76)	to	(0.12)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account (Series II)[9]
2019	875,114	16.40	to	22.99	18,022,291	-	1.00	to	3.10	34.77	to	37.63
2018	672,955	11.92	to	17.06	11,178,908	-	1.00	to	3.10	(9.18)	to	(7.24)
2017	531,806	12.85	to	18.78	10,967,039	-	1.00	to	3.10	24.55	to	27.18
2016	413,368	10.10	to	15.08	7,455,029	-	1.00	to	3.10	(1.03)	to	1.06
2015	418,015	10.00	to	15.24	7,838,962	-	1.00	to	3.10	(0.05)	to	3.10

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account (Series I)[9]
2019	3,582,421	24.61	to	33.67	106,476,690	-	0.95	to	2.60	35.79	to	38.05
2018	4,535,962	18.13	-	24.39	99,470,922	-	0.95	-	2.60	(8.51)	-	(6.98)
2017	5,478,879	19.81	-	26.22	130,393,799	0.03	0.95	-	2.60	25.50	-	27.58
2016	6,350,802	15.79	-	20.55	119,229,530	-	0.95	-	2.60	(0.29)	-	1.37
2015	7,089,700	15.83	-	20.27	132,434,269	-	0.95	-	2.60	3.87	-	5.60

Invesco Oppenheimer V.I. Global Sub-Account (Series II)[9]
2019	3,054,222	14.48	to	22.63	$69,852,655	0.64	1.00	to	3.10	27.44	to	30.15
2018	3,122,101	11.13	to	17.76	58,317,027	0.76	1.00	to	3.10	(16.05)	to	(14.26)
2017	2,668,038	12.98	to	21.15	65,203,626	0.72	1.00	to	3.10	32.17	to	34.97
2016	2,429,442	9.61	to	16.00	47,830,566	0.77	1.00	to	3.10	(3.20)	to	(1.15)
2015	2,296,397	9.73	to	16.53	48,068,966	1.05	1.00	to	3.10	(2.74)	to	0.51

Invesco Oppenheimer V.I. Global Sub-Account (Series I)[9]
2019	5,325,923	24.23	to	36.97	176,050,964	0.89	0.95	to	2.60	28.41	to	30.54
2018	6,335,935	18.87	to	28.32	161,039,139	0.99	0.95	to	2.60	(15.42)	to	(14.01)
2017	7,226,325	22.31	to	32.94	214,656,278	0.94	0.95	to	2.60	33.17	to	35.38
2016	8,685,167	16.75	to	24.33	191,007,098	1.07	0.95	to	2.60	(2.48)	to	(0.86)
2015	9,468,058	17.18	to	24.54	211,458,450	1.30	0.95	to	2.60	1.28	to	2.96

Invesco Oppenheimer V.I. Global Strategic Income Sub-Account (Series II)[9]
2019	4,957,887	11.12	to	12.97	74,928,822	3.39	1.00	to	3.10	7.23	to	9.51
2018	4,974,238	10.16	to	12.10	70,206,556	4.56	1.00	to	3.10	(7.47)	to	(5.49)
2017	4,881,261	10.75	to	13.07	75,321,693	1.95	1.00	to	3.10	2.81	to	4.99
2016	4,528,125	10.24	to	12.72	68,620,181	4.57	1.00	to	3.10	3.03	to	5.21
2015	4,740,022	9.73	to	12.34	69,114,608	5.35	1.00	to	3.10	(5.47)	to	(2.71)

Invesco Oppenheimer V.I. Global Strategic Income Sub-Account (Series I)[9]
2019	9,820,494	13.89	to	22.10	174,837,228	3.80	0.95	to	2.60	7.96	to	9.76
2018	10,593,916	12.86	to	20.14	173,249,673	4.84	0.95	to	2.60	(6.86)	to	(5.31)
2017	12,240,624	13.81	to	21.27	211,836,285	2.29	0.95	to	2.60	3.55	to	5.27
2016	13,230,514	13.34	to	20.20	218,695,233	5.00	0.95	to	2.60	3.81	to	5.53
2015	15,133,537	12.85	to	19.14	237,820,282	5.89	0.95	to	2.60	(4.77)	to	(3.18)

F-69

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco Oppenheimer V.I. Government Money Sub-Account[9]
2019	673,998	$8.04	to	$10.49	$7,061,758	1.70%	0.95%	to	2.60%	(0.90)%	to	0.75%
2018	749,807	8.11	to	10.41	7,836,332	1.34	0.95	to	2.60	(1.26)	to	0.39
2017	758,493	8.21	to	10.37	7,890,182	0.38	0.95	to	2.60	(2.18)	to	(0.56)
2016	769,084	8.40	to	10.43	8,057,894	0.01	0.95	to	2.60	(2.55)	to	(0.93)
2015	976,501	8.62	to	10.53	10,336,029	0.01	0.95	to	2.60	(2.56)	to	(0.94)

Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)[9]
2019	1,376,480	11.94	to	18.62	26,966,589	0.71	1.00	to	3.10	24.05	to	26.68
2018	1,433,614	9.42	to	15.01	23,629,838	0.60	1.00	to	3.10	(22.02)	to	(20.36)
2017	1,259,629	11.83	to	19.25	28,549,998	1.14	1.00	to	3.10	22.60	to	25.19
2016	1,142,092	9.45	to	15.70	22,105,225	0.82	1.00	to	3.10	(5.68)	to	(3.68)
2015	1,111,652	9.81	to	16.65	23,682,945	0.90	1.00	to	3.10	(1.89)	to	(0.04)

Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)[9]
2019	1,267,445	19.95	to	28.48	32,768,962	1.05	0.95	to	2.60	25.30	to	27.39
2018	1,469,329	15.92	to	22.36	30,045,032	0.86	0.95	to	2.60	(21.50)	to	(20.18)
2017	1,586,186	20.29	to	28.01	40,886,987	1.43	0.95	to	2.60	23.06	to	25.10
2016	1,727,776	16.48	to	22.39	35,872,901	1.10	0.95	to	2.60	(4.62)	to	(3.04)
2015	1,953,465	17.28	to	23.09	42,333,615	1.17	0.95	to	2.60	0.78	to	2.45

Invesco Oppenheimer V.I. Main Street Sub-Account (Series II)[9]
2019	1,022,590	14.98	to	21.06	19,582,090	0.81	1.00	to	3.10	27.72	to	30.43
2018	954,458	11.49	to	16.49	14,676,353	0.90	1.00	to	3.10	(10.92)	to	(9.02)
2017	811,263	12.62	to	18.51	14,827,618	1.01	1.00	to	3.10	13.09	to	15.48
2016	578,264	10.93	to	16.37	10,570,828	0.81	1.00	to	3.10	7.91	to	10.19
2015	350,633	9.92	to	15.17	6,571,579	0.59	1.00	to	3.10	(0.80)	to	(0.04)

Invesco Oppenheimer V.I. Main Street Sub-Account (Series I)[9]
2019	1,159,288	22.54	to	31.55	32,594,095	1.06	0.95	to	2.60	28.69	to	30.83
2018	1,342,344	17.52	to	24.12	28,990,577	1.17	0.95	to	2.60	(10.26)	to	(8.76)
2017	1,485,284	19.52	to	26.43	35,355,748	1.25	0.95	to	2.60	13.92	to	15.81
2016	1,636,217	17.13	to	22.82	33,814,437	1.12	0.95	to	2.60	8.76	to	10.56
2015	1,773,958	15.75	to	20.64	33,344,658	0.93	0.95	to	2.60	0.68	to	2.35

Invesco Oppenheimer V.I. Total Return Bond Sub-Account[9]
2019	129,518	-	-	15.35	1,988,167	3.32	-	-	1.40	-	-	8.00
2018	145,829	-	-	14.21	2,072,652	3.33	-	-	1.40	-	-	(2.41)
2017	165,749	-	-	14.56	2,413,840	2.43	-	-	1.40	-	-	3.14
2016	187,107	-	-	14.12	2,642,040	3.70	-	-	1.40	-	-	1.84
2015	211,390	-	-	13.87	2,931,050	4.06	-	-	1.40	-	-	(0.44)

Invesco V.I. Diversified Dividend Sub-Account (Series I)[9]
2019	517,444			13.91	6,771,474	2.90			2.60			23.91
2018	590,254			11.22	6,260,165	2.36			2.60			(8.45)
2017	676,418			12.26	7,720,912	1.65			2.60			7.55
2016	736,362			11.40	7,837,640	1.38			2.60			13.73
2015	683,000			10.02	6,428,727	1.74			2.60			1.10

Invesco V.I. Diversified Dividend Sub-Account (Series II)
2019	1,203,871	8.68	to	12.44	14,181,904	2.53	1.15	to	3.10	20.97	to	23.35
2018	1,568,171	7.17	to	10.09	14,983,575	2.15	1.15	to	3.10	(10.64)	to	(8.87)
2017	1,643,070	8.03	to	11.07	17,155,729	1.50	1.15	to	3.10	5.05	to	7.11
2016	1,687,179	7.64	to	10.34	16,407,276	1.27	1.15	to	3.10	11.05	to	13.23
2015	1,432,504	6.88	to	9.13	12,233,723	1.59	1.15	to	3.10	(1.29)	to	0.65

F-70

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Health Care Sub-Account (Series I)
2019	355,234	$24.45	to	$35.65	$11,544,579	0.04%	0.95%	to	2.60%	29.10%	to	31.25%
2018	389,202	18.94	to	27.16	9,685,524	-	0.95	to	2.60	(1.70)	to	(0.05)
2017	449,464	19.26	to	27.18	11,252,795	0.36	0.95	to	2.60	12.86	to	14.73
2016	550,239	17.07	to	23.69	12,141,263	-	0.95	to	2.60	(13.73)	to	(12.30)
2015	624,469	19.78	to	27.01	15,699,247	-	0.95	to	2.60	0.51	to	2.19

Invesco V.I. Health Care Sub-Account (Series II)
2019	424,441	22.83	to	33.00	13,391,320	-	1.15	to	3.10	28.15	to	30.67
2018	487,410	17.82	to	25.26	11,728,521	-	1.15	to	3.10	(2.47)	to	(0.54)
2017	579,001	18.27	to	25.40	13,988,456	0.08	1.15	to	3.10	12.03	to	14.23
2016	665,130	16.31	to	22.23	14,005,123	-	1.15	to	3.10	(14.37)	to	(12.69)
2015	873,197	19.05	to	25.46	20,829,685	-	1.15	to	3.10	(0.25)	to	1.71

Invesco V.I. Technology Sub-Account (Series I)
2019	409,274	24.36	to	31.73	7,407,278	-	0.95	to	2.60	32.39	to	34.59
2018	440,280	18.40	to	23.57	6,043,444	-	0.95	to	2.60	(3.02)	to	(1.40)
2017	485,107	18.97	to	23.91	7,039,384	-	0.95	to	2.60	31.68	to	33.86
2016	477,318	14.41	to	17.86	5,520,565	-	0.95	to	2.60	(3.30)	to	(1.69)
2015	527,089	14.90	to	18.17	6,455,998	-	0.95	to	2.60	4.07	to	5.80

Invesco V.I. Technology Sub-Account (Series II)
2019	300,092	22.74	to	37.25	10,156,434	-	1.15	to	3.10	31.42	to	34.01
2018	377,907	17.30	to	27.79	9,565,714	-	1.15	to	3.10	(3.76)	to	(1.85)
2017	364,551	17.98	to	28.32	9,417,375	-	1.15	to	3.10	30.64	to	33.20
2016	347,245	13.76	to	21.26	6,782,767	-	1.15	to	3.10	(4.02)	to	(2.14)
2015	404,745	14.34	to	21.72	8,025,462	-	1.15	to	3.10	3.31	to	5.34

Ivy VIP Asset Strategy Sub-Account
2019	943,855	12.13	to	12.27	12,403,360	2.13	1.00	to	3.10	18.06	to	20.57
2018	1,008,997	10.18	to	10.27	11,123,858	1.88	1.00	to	3.10	(8.34)	to	(6.39)
2017	982,489	10.88	to	11.21	11,774,897	1.59	1.00	to	3.10	14.67	to	17.10
2016	1,062,865	9.29	to	9.77	11,011,299	0.59	1.00	to	3.10	(5.53)	to	(3.54)
2015	1,184,806	9.63	to	10.35	12,900,869	0.34	1.00	to	3.10	(11.15)	to	(3.72)

MML Aggressive Allocation Sub-Account (Initial Class)
2019	1,821,022	17.49	to	21.30	37,508,768	1.99	0.95	to	2.60	20.75	to	22.76
2018	1,849,440	14.49	to	17.35	31,085,089	1.34	0.95	to	2.60	(10.49)	to	(8.99)
2017	2,054,640	16.18	to	19.07	38,015,322	1.11	0.95	to	2.60	15.73	to	17.65
2016	2,239,323	13.98	to	16.21	35,369,015	1.55	0.95	to	2.60	5.76	to	7.52
2015	2,429,282	13.22	to	15.07	35,674,422	2.03	0.95	to	2.60	(3.39)	to	(1.78)

MML Aggressive Allocation Sub-Account (Service Class)
2019	5,325,759	13.65	to	16.18	95,636,402	1.71	1.00	to	3.10	19.87	to	22.42
2018	5,559,658	11.15	to	13.50	83,188,210	1.17	1.00	to	3.10	(11.26)	to	(9.36)
2017	5,308,383	12.30	to	15.21	90,242,471	0.96	1.00	to	3.10	14.83	to	17.26
2016	4,946,142	10.49	to	13.25	73,642,938	1.34	1.00	to	3.10	4.98	to	7.20
2015	4,734,855	9.79	to	12.62	68,002,165	1.87	1.00	to	3.10	(4.09)	to	(2.14)

MML Asset Momentum Sub-Account (Service Class I)
2019	120,799	15.17	to	15.68	1,893,686	0.68	1.00	to	1.80	35.06	to	36.14
2018	119,922	11.23	to	11.52	1,380,613	0.09	1.00	to	1.80	(18.42)	to	(17.76)
2017	108,500	13.77	to	14.01	1,518,813	1.42	1.00	to	1.80	31.40	to	32.45
2016	78,083	10.48	to	10.58	824,965	0.85	1.00	to	1.80	7.89	to	8.76
2015	14,164	9.71	to	9.72	137,680	-	1.00	to	1.80	(2.90)	to	(2.76)

MML Balanced Allocation Sub-Account (Initial Class)
2019	5,809,475	14.62	to	17.80	99,026,168	2.57	0.95	to	2.60	13.75	to	15.65
2018	6,173,598	12.85	to	15.40	91,530,192	2.29	0.95	to	2.60	(6.93)	to	(5.38)
2017	7,150,965	13.81	to	16.27	112,285,437	1.92	0.95	to	2.60	8.63	to	10.43
2016	7,704,110	12.71	to	14.73	110,199,123	2.28	0.95	to	2.60	3.43	to	5.15
2015[6]	8,867,495	12.29	to	14.01	121,174,809	2.69	0.95	to	2.60	(2.92)	to	(1.30)

F-71

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Balanced Allocation Sub-Account (Service Class)
2019	26,645,694	$12.32	to	$13.56	$408,910,548	2.31%	1.00%	to	3.10%	13.05%	to	15.45%
2018	28,846,215	10.67	to	11.99	391,117,726	2.07	1.00	to	3.10	(7.69)	to	(5.72)
2017	31,226,600	11.32	to	12.99	459,709,617	1.71	1.00	to	3.10	7.82	to	10.11
2016	32,113,847	10.28	to	12.05	438,781,835	2.11	1.00	to	3.10	2.60	to	4.77
2015	32,206,801	9.81	to	11.75	427,863,488	2.54	1.00	to	3.10	(3.65)	to	(1.85)

MML Blend Sub-Account (Initial Class)
2019	2,419,280	20.81	to	29.64	62,980,806	2.43	0.95	to	2.60	18.27	to	20.23
2018	2,604,579	17.59	to	24.65	56,577,666	2.11	0.95	to	2.60	(6.81)	to	(5.25)
2017	2,870,494	18.88	to	26.02	66,201,478	2.11	0.95	to	2.60	12.31	to	14.17
2016	3,185,857	16.81	to	22.79	64,599,999	2.13	0.95	to	2.60	6.62	to	8.39
2015	3,423,305	15.77	to	21.02	64,229,985	2.13	0.95	to	2.60	(2.49)	to	(0.87)

MML Blend Sub-Account (Service Class)
2019	9,995,211	13.76	to	19.44	161,858,732	2.20	1.00	to	3.10	17.38	to	19.87
2018	8,331,460	11.47	to	16.56	118,605,705	2.01	1.00	to	3.10	(7.51)	to	(5.53)
2017	5,096,057	12.15	to	17.90	88,119,240	1.97	1.00	to	3.10	11.47	to	13.83
2016	3,435,697	10.67	to	16.06	60,017,383	1.94	1.00	to	3.10	5.82	to	8.06
2015	2,627,633	9.88	to	15.18	47,553,483	1.92	1.00	to	3.10	(3.22)	to	(1.25)

MML Blue Chip Growth Sub-Account (Initial Class)
2019	1,289,749	32.02	to	45.84	56,366,432	-	0.95	to	2.60	26.51	to	28.62
2018	1,408,101	25.31	to	35.64	48,210,759	-	0.95	to	2.60	(0.75)	to	0.91
2017	1,675,677	25.51	to	35.32	57,023,079	0.01	0.95	to	2.60	32.74	to	34.94
2016	1,882,269	19.22	to	26.17	47,571,672	-	0.95	to	2.60	(1.68)	to	(0.04)
2015	2,020,094	19.54	to	26.19	51,367,155	-	0.95	to	2.60	8.25	to	10.05

MML Blue Chip Growth Sub-Account (Service Class)
2019	5,915,556	17.45	to	29.92	137,333,697	-	1.00	to	3.10	25.60	to	28.27
2018	5,069,585	13.60	to	23.82	99,468,289	-	1.00	to	3.10	(1.44)	to	0.66
2017	3,342,409	13.51	to	24.17	77,072,040	-	1.00	to	3.10	31.76	to	34.55
2016	2,352,355	10.04	to	18.35	47,399,149	-	1.00	to	3.10	(2.41)	to	(0.35)
2015	1,846,448	10.08	to	18.80	42,473,882	-	1.00	to	3.10	0.80	to	7.37

MML Conservative Allocation Sub-Account (Initial Class)
2019	4,480,056	14.19	to	17.29	74,794,028	2.68	0.95	to	2.60	12.24	to	14.11
2018	4,916,102	12.65	to	15.15	72,187,610	2.52	0.95	to	2.60	(5.99)	to	(4.41)
2017	5,515,710	13.45	to	15.85	84,980,369	2.17	0.95	to	2.60	6.81	to	8.59
2016	6,405,735	12.59	to	14.59	91,123,910	2.33	0.95	to	2.60	3.08	to	4.79
2015	7,080,010	12.22	to	13.93	96,367,633	2.82	0.95	to	2.60	(2.94)	to	(1.32)

MML Conservative Allocation Sub-Account (Service Class)
2019	20,930,050	12.03	to	13.13	312,722,144	2.47	1.00	to	3.10	11.42	to	13.79
2018	22,812,097	10.57	to	11.79	306,155,920	2.26	1.00	to	3.10	(6.65)	to	(4.66)
2017	25,771,201	11.09	to	12.63	368,723,696	1.97	1.00	to	3.10	6.01	to	8.25
2016	27,042,671	10.25	to	11.91	364,206,497	2.16	1.00	to	3.10	2.27	to	4.43
2015	25,757,742	9.81	to	11.65	338,660,784	2.68	1.00	to	3.10	(3.67)	to	(1.89)

MML Core Allocation Sub-Account
2019	57,034,873	13.23	to	15.10	989,500,489	2.39	1.00	to	3.10	14.51	to	16.94
2018	63,029,364	11.31	to	13.19	944,978,070	1.71	1.00	to	3.10	(7.76)	to	(5.79)
2017	67,444,935	12.01	to	14.30	1,083,277,030	1.41	1.00	to	3.10	11.44	to	13.80
2016	64,956,863	10.55	to	12.83	932,979,667	1.87	1.00	to	3.10	5.65	to	7.89
2015	59,347,906	9.78	to	12.14	807,083,244	1.36	1.00	to	3.10	(4.14)	to	(2.20)

MML Dynamic Bond Sub-Account (Service Class I)
2019	918,215	10.78	to	11.14	10,144,350	3.42	1.00	to	1.80	6.59	to	7.45
2018	607,871	10.11	to	10.37	6,269,866	3.31	1.00	to	1.80	(2.11)	to	(1.32)
2017	421,103	10.33	to	10.51	4,411,076	3.26	1.00	to	1.80	2.26	to	3.08
2016	275,395	10.10	to	10.20	2,803,633	3.26	1.00	to	1.80	2.80	to	3.63
2015	28,823	9.82	to	9.84	283,543	0.36	1.00	to	1.80	(1.75)	to	(1.61)

F-72

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Equity Sub-Account (Initial Class)
2019	1,097,055	$19.27	to	$27.51	$25,084,965	2.04%	0.95%	to	2.60%	22.69%	to	24.73%
2018	1,190,624	15.71	to	22.06	21,958,025	1.77	0.95	to	2.60	(12.32)	to	(10.85)
2017	1,330,305	17.91	to	24.74	27,833,264	1.82	0.95	to	2.60	12.83	to	14.70
2016	1,478,690	15.88	to	21.57	27,122,827	1.72	0.95	to	2.60	9.71	to	11.53
2015[6]	1,601,017	14.47	to	19.34	26,423,971	2.07	0.95	to	2.60	(5.91)	to	(4.34)

MML Equity Sub-Account (Service Class)
2019	4,923,227	13.74	to	18.01	97,057,943	1.82	1.00	to	3.10	21.78	to	24.36
2018	5,016,720	11.05	to	14.79	82,975,610	1.58	1.00	to	3.10	(12.97)	to	(11.12)
2017	4,961,769	12.43	to	16.99	94,815,216	1.67	1.00	to	3.10	11.99	to	14.36
2016	4,623,570	10.87	to	15.17	82,044,629	1.56	1.00	to	3.10	8.89	to	11.19
2015	4,116,196	9.78	to	13.93	69,099,138	1.93	1.00	to	3.10	(6.61)	to	(2.23)

MML Equity Income Sub-Account (Initial Class)
2019	5,987,062	20.42	to	29.10	157,019,262	2.28	0.95	to	2.60	23.21	to	25.26
2018	7,063,608	16.57	to	23.23	148,592,012	1.88	0.95	to	2.60	(11.70)	to	(10.23)
2017	8,186,156	18.77	to	25.88	192,596,091	2.14	0.95	to	2.60	13.36	to	15.24
2016	9,518,731	16.56	to	22.46	194,949,078	2.01	0.95	to	2.60	15.65	to	17.56
2015	10,985,217	14.32	to	19.10	192,181,207	1.87	0.95	to	2.60	(9.27)	to	(7.76)

MML Equity Income Sub-Account (Service Class)
2019	4,049,182	14.69	to	19.07	86,738,940	2.07	1.00	to	3.10	22.27	to	24.86
2018	4,198,697	11.77	to	15.60	75,340,152	1.70	1.00	to	3.10	(12.37)	to	(10.50)
2017	4,146,101	13.15	to	17.80	86,207,492	1.98	1.00	to	3.10	12.44	to	14.82
2016	4,106,682	11.45	to	15.83	77,668,627	1.83	1.00	to	3.10	14.86	to	17.29
2015	3,753,254	9.76	to	13.79	63,274,981	1.70	1.00	to	3.10	(9.94)	to	(2.36)

MML Equity Index Sub-Account (Class I)
2019	1,204,817	23.96	to	33.84	33,045,075	2.57	0.95	to	2.60	27.50	to	29.62
2018	1,545,569	18.79	to	26.10	32,889,678	1.51	0.95	to	2.60	(7.26)	to	(5.71)
2017	1,976,015	20.26	to	27.68	44,330,016	0.94	0.95	to	2.60	18.24	to	20.20
2016	2,503,591	17.14	to	23.03	46,624,051	1.61	0.95	to	2.60	8.63	to	10.43
2015	3,284,749	15.78	to	20.86	55,127,031	1.43	0.95	to	2.60	(1.60)	to	0.04

MML Equity Index Sub-Account (Service Class I)
2019	1,507,010	22.38	to	31.41	45,972,770	2.57	1.15	to	3.10	26.57	to	29.06
2018	1,732,277	17.68	to	24.34	40,825,319	1.36	1.15	to	3.10	(7.96)	to	(6.13)
2017	1,942,798	19.21	to	25.93	48,715,396	0.87	1.15	to	3.10	17.37	to	19.68
2016	2,014,920	16.37	to	21.66	42,156,829	1.57	1.15	to	3.10	7.81	to	9.93
2015	2,034,531	15.18	to	19.71	38,684,734	1.52	1.15	to	3.10	(2.37)	to	(0.45)

MML Equity Rotation Sub-Account (Service Class I)
2019	113,361	14.86	to	15.36	1,741,305	0.19	1.00	to	1.80	14.22	to	15.14
2018	109,641	13.01	to	13.34	1,462,409	0.76	1.00	to	1.80	(10.73)	to	(10.01)
2017	86,852	14.57	to	14.83	1,286,782	0.82	1.00	to	1.80	27.38	to	28.40
2016	27,425	11.44	to	11.55	316,663	1.69	1.00	to	1.80	15.13	to	16.06
2015	2,973	9.93	to	9.95	29,575	0.02	1.00	to	1.80	(0.65)	to	(0.51)

MML Focused Equity Sub-Account
2019	887,636	21.55	to	25.41	17,679,923	0.05	0.95	to	3.10	25.77	to	28.50
2018	639,384	17.13	to	19.77	10,379,415	2.82	0.95	to	3.10	(2.11)	to	0.03
2017	514,836	17.50	to	19.77	9,043,125	2.54	0.95	to	3.10	17.91	to	20.46
2016	389,111	14.84	to	16.41	6,163,329	1.17	0.95	to	3.10	14.16	to	16.63
2015[6]	457,854	13.00	to	14.07	6,339,348	1.40	0.95	to	3.10	(11.93)	to	(10.02)

MML Foreign Sub-Account (Initial Class)
2019	8,271,919	12.32	to	17.22	128,108,301	1.79	0.95	to	2.60	10.26	to	12.10
2018	8,931,698	11.18	to	15.36	124,201,591	2.25	0.95	to	2.60	(18.07)	to	(16.70)
2017	9,523,939	13.64	to	18.44	159,914,007	2.06	0.95	to	2.60	18.62	to	20.59
2016	11,158,817	11.50	to	15.29	156,153,111	2.02	0.95	to	2.60	(1.16)	to	0.48
2015	12,120,917	11.63	to	15.22	169,934,072	2.76	0.95	to	2.60	(6.63)	to	(5.08)

F-73

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Foreign Sub-Account (Service Class)
2019	700,188	$10.52	to	$11.52	$9,815,416	1.52%	1.00%	to	3.10%	9.34%	to	11.66%
2018	725,345	9.43	to	10.53	9,327,795	2.00	1.00	to	3.10	(18.61)	to	(16.87)
2017	719,693	11.34	to	12.94	11,484,300	1.85	1.00	to	3.10	17.76	to	20.25
2016	751,624	9.43	to	10.99	10,230,593	1.76	1.00	to	3.10	(1.90)	to	0.18
2015	831,677	9.41	to	11.20	11,398,372	2.71	1.00	to	3.10	(7.42)	to	(5.87)

MML Fundamental Growth Sub-Account
2019	797,684	21.05	to	24.82	14,803,275	0.44	0.95	to	3.10	29.26	to	32.07
2018	697,122	16.29	to	18.80	9,980,256	1.16	0.95	to	3.10	(2.43)	to	(0.30)
2017	415,149	16.69	to	18.85	6,501,613	1.01	0.95	to	3.10	23.44	to	26.12
2016	298,369	13.52	to	14.95	4,030,111	0.55	0.95	to	3.10	0.38	to	2.56
2015	196,105	13.47	to	14.58	2,797,767	0.58	0.95	to	3.10	2.68	to	4.91

MML Fundamental Value Sub-Account
2019	1,016,383	16.22	to	19.12	15,050,102	1.71	0.95	to	3.10	18.75	to	21.33
2018	956,198	13.66	to	15.76	12,106,408	1.56	0.95	to	3.10	(13.31)	to	(11.41)
2017	791,976	15.75	to	17.79	11,904,817	1.83	0.95	to	3.10	11.29	to	13.70
2016	586,038	14.16	to	15.65	8,339,048	1.20	0.95	to	3.10	9.61	to	11.99
2015[5]	519,426	12.91	to	13.97	7,073,271	1.04	0.95	to	3.10	(6.14)	to	(4.10)

MML Global Sub-Account (Class I)
2019	266,210	16.59	to	21.96	5,717,821	0.68	0.95	to	2.60	27.24	to	29.36
2018	306,197	13.04	to	16.97	5,081,523	1.12	0.95	to	2.60	(11.87)	to	(10.39)
2017	350,013	14.79	to	18.94	6,524,622	1.21	0.95	to	2.60	20.99	to	22.99
2016	386,442	12.22	to	15.40	5,876,396	1.16	0.95	to	2.60	4.80	to	6.54
2015	447,293	11.66	to	14.45	6,410,226	1.14	0.95	to	2.60	(3.89)	to	(2.29)

MML Global Sub-Account (Service Class I)
2019	944,518	14.55	to	15.56	17,104,721	0.35	1.00	to	3.10	26.30	to	28.98
2018	944,055	11.28	to	12.32	13,985,581	0.94	1.00	to	3.10	(12.61)	to	(10.74)
2017	932,097	12.64	to	14.10	15,992,714	1.10	1.00	to	3.10	20.18	to	22.72
2016	824,746	10.30	to	11.73	12,126,653	1.02	1.00	to	3.10	4.08	to	6.28
2015	737,898	9.69	to	11.27	10,640,884	0.73	1.00	to	3.10	(4.63)	to	(3.09)

MML Global Sub-Account (Class II)
2019	274,411	12.68	to	16.68	4,316,103	0.60	1.18	to	1.65	28.45	to	29.05
2018	255,730	9.82	to	12.98	3,127,032	1.12	1.18	to	1.65	(11.06)	to	(10.64)
2017	279,833	10.99	to	14.60	3,861,879	1.21	1.18	to	1.65	22.27	to	22.84
2016	279,376	8.95	to	11.94	3,199,295	1.15	1.18	to	1.65	5.78	to	6.28
2015	272,832	8.42	to	11.29	3,042,505	1.13	1.18	to	1.65	(2.97)	to	(2.51)

MML Growth Sub-Account
2019	8,104,921	17.26	to	23.48	191,745,889	0.32	1.00	to	3.10	26.25	to	28.93
2018	8,213,057	13.39	to	18.60	158,458,588	0.28	1.00	to	3.10	(3.70)	to	(1.65)
2017	8,081,415	13.61	to	19.32	167,744,731	0.30	1.00	to	3.10	23.90	to	26.52
2016	7,943,777	10.76	to	15.59	136,717,100	0.21	1.00	to	3.10	5.69	to	7.92
2015	7,525,113	9.97	to	14.75	125,050,050	0.69	1.00	to	3.10	(0.32)	to	3.16

MML Growth & Income Sub-Account (Initial Class)
2019	2,322,666	20.17	to	34.51	73,362,599	0.94	0.95	to	2.60	28.71	to	30.85
2018	2,668,840	15.67	to	26.38	64,684,699	0.85	0.95	to	2.60	(7.65)	to	(6.10)
2017	3,052,179	16.97	to	28.09	78,933,783	0.92	0.95	to	2.60	20.53	to	22.53
2016	3,454,803	14.08	to	22.93	72,981,281	1.05	0.95	to	2.60	5.99	to	7.75
2015	3,828,340	13.28	to	21.28	75,205,174	1.15	0.95	to	2.60	(2.09)	to	(0.46)

F-74

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Growth & Income Sub-Account (Service Class)
2019	2,471,418	$15.82	to	$18.83	$45,996,901	0.76%	1.00%	to	3.10%	27.79%	to	30.51%
2018	2,291,878	12.12	to	14.74	33,813,200	0.71	1.00	to	3.10	(8.37)	to	(6.41)
2017	1,766,489	12.95	to	16.08	30,613,749	0.78	1.00	to	3.10	19.66	to	22.19
2016	1,516,385	10.60	to	13.44	23,199,559	0.85	1.00	to	3.10	5.20	to	7.43
2015	1,200,044	9.87	to	12.78	18,797,162	0.97	1.00	to	3.10	(2.88)	to	(1.31)

MML Growth Allocation Sub-Account (Initial Class)
2019	26,884,888	16.37	to	19.94	514,011,956	2.27	0.95	to	2.60	18.10	to	20.06
2018	30,317,373	13.86	to	16.61	484,216,996	1.76	0.95	to	2.60	(9.31)	to	(7.79)
2017	33,909,954	15.29	to	18.01	589,829,186	1.49	0.95	to	2.60	13.10	to	14.98
2016	36,689,881	13.52	to	15.66	556,965,915	1.90	0.95	to	2.60	4.82	to	6.56
2015	39,202,730	12.89	to	14.70	560,532,042	2.39	0.95	to	2.60	(3.26)	to	(1.65)

MML Growth Allocation Sub-Account (Service Class)
2019	53,783,791	13.13	to	15.18	978,800,276	2.03	1.00	to	3.10	17.24	to	19.73
2018	59,693,993	10.97	to	12.95	915,267,296	1.53	1.00	to	3.10	(9.95)	to	(8.03)
2017	64,140,636	11.93	to	14.38	1,080,894,605	1.26	1.00	to	3.10	12.28	to	14.66
2016	67,568,784	10.40	to	12.81	1,001,300,773	1.66	1.00	to	3.10	3.96	to	6.16
2015	71,299,878	9.80	to	12.32	1,003,379,241	2.18	1.00	to	3.10	(3.99)	to	(2.01)

MML High Yield Sub-Account
2019	2,982,701	14.52	to	17.87	43,189,753	6.00	0.95	to	3.10	8.45	to	10.80
2018	2,669,937	13.39	to	16.13	35,992,862	6.18	0.95	to	3.10	(6.50)	to	(4.46)
2017	2,318,594	14.32	to	16.88	34,421,883	7.05	0.95	to	3.10	4.60	to	6.87
2016	1,814,841	13.69	to	15.80	26,901,271	7.19	0.95	to	3.10	12.72	to	15.16
2015	1,708,634	12.14	to	13.72	22,858,526	6.47	0.95	to	3.10	(4.40)	to	(2.32)

MML Income & Growth Sub-Account (Initial Class)
2019	1,014,616	17.93	to	26.04	24,198,302	1.99	0.95	to	2.60	21.24	to	23.26
2018	1,064,337	14.79	to	21.13	20,869,071	1.74	0.95	to	2.60	(13.96)	to	(12.52)
2017	1,224,390	17.19	to	24.15	27,604,331	1.65	0.95	to	2.60	14.43	to	16.33
2016	1,362,608	15.02	to	20.76	26,577,770	1.78	0.95	to	2.60	13.42	to	15.30
2015	1,502,734	13.25	to	18.01	25,603,280	1.87	0.95	to	2.60	(2.66)	to	(1.04)

MML Income & Growth Sub-Account (Service Class)
2019	1,681,966	14.22	to	16.76	29,439,298	1.78	1.00	to	3.10	20.35	to	22.90
2018	1,666,619	11.57	to	13.93	24,435,731	1.59	1.00	to	3.10	(14.64)	to	(12.82)
2017	1,541,562	13.27	to	16.31	27,684,978	1.52	1.00	to	3.10	13.65	to	16.05
2016	1,231,768	11.43	to	14.36	20,617,145	1.56	1.00	to	3.10	12.56	to	14.94
2015	1,085,648	9.95	to	12.75	16,899,723	1.72	1.00	to	3.10	(3.39)	to	(0.53)

MML Inflation-Protected and Income Sub-Account (Initial Class)
2019	9,934,572	11.15	to	15.54	137,121,414	2.38	0.95	to	2.60	5.53	to	7.29
2018	10,511,243	10.56	to	14.49	135,793,211	3.09	0.95	to	2.60	(3.84)	to	(2.23)
2017	12,563,423	10.99	to	14.82	166,498,888	3.30	0.95	to	2.60	0.56	to	2.23
2016	12,945,199	10.92	to	14.49	168,517,535	2.36	0.95	to	2.60	2.52	to	4.22
2015	14,833,791	10.66	to	13.91	185,830,534	1.10	0.95	to	2.60	(4.04)	to	(2.44)

MML Inflation-Protected and Income Sub-Account (Service Class)
2019	3,451,539	10.41	to	10.88	43,237,327	2.22	1.00	to	3.10	4.76	to	6.98
2018	3,455,411	9.94	to	10.17	41,399,216	2.86	1.00	to	3.10	(4.57)	to	(2.53)
2017	3,682,017	10.41	to	10.43	46,122,629	3.07	1.00	to	3.10	(0.17)	to	1.94
2016	3,768,338	10.23	to	10.43	47,031,894	2.09	1.00	to	3.10	1.71	to	3.86
2015	3,940,287	9.85	to	10.26	47,814,632	1.01	1.00	to	3.10	(4.65)	to	(1.48)

MML International Sub-Account
2019	4,069,542	12.69	to	13.09	61,510,006	2.74	1.00	to	3.10	18.58	to	21.09
2018	4,343,149	10.70	to	10.81	54,602,962	0.82	1.00	to	3.10	(16.18)	to	(14.39)
2017	4,359,057	12.62	to	12.76	64,715,051	0.82	1.00	to	3.10	27.64	to	30.35
2016	4,560,968	9.68	to	10.00	52,316,709	1.16	1.00	to	3.10	(0.16)	to	1.95
2015	4,780,197	9.50	to	10.02	54,170,932	0.91	1.00	to	3.10	(7.84)	to	(5.01)

F-75

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML International Equity Sub-Account
2019	571,549	$9.74	to	$11.01	$6,643,432	1.79%	0.95%	to	3.10%	20.55%	to	23.17%
2018	495,952	8.08	to	8.94	4,669,380	1.59	0.95	to	3.10	(26.38)	to	(24.77)
2017	312,168	10.98	to	11.88	3,854,469	1.76	0.95	to	3.10	26.20	to	28.94
2016	98,906	8.70	to	9.21	931,432	1.70	0.95	to	3.10	4.68	to	6.95
2015	162,216	8.31	to	8.61	1,395,293	0.23	0.95	to	3.10	(8.00)	to	(5.99)

MML Large Cap Growth Sub-Account (Initial Class)
2019	577,917	22.22	to	30.85	15,827,567	0.58	0.95	to	2.60	28.60	to	30.74
2018	676,794	17.28	to	23.60	14,279,402	0.63	0.95	to	2.60	(4.79)	to	(3.19)
2017	782,688	18.15	to	24.38	17,285,084	0.37	0.95	to	2.60	30.09	to	32.25
2016	891,625	13.95	to	18.43	15,027,089	0.13	0.95	to	2.60	(2.93)	to	(1.32)
2015	972,773	14.37	to	18.68	16,674,788	-	0.95	to	2.60	2.42	to	4.13

MML Large Cap Growth Sub-Account (Service Class)
2019	896,562	16.30	to	$20.73	16,390,792	0.46	1.00	to	3.10	27.64	to	30.35
2018	716,008	12.50	to	16.24	10,587,661	0.56	1.00	to	3.10	(5.46)	to	(3.44)
2017	426,985	12.95	to	17.18	7,506,816	0.24	1.00	to	3.10	28.96	to	31.69
2016	239,844	9.83	to	13.32	3,605,074	-	1.00	to	3.10	(3.55)	to	(1.51)
2015	208,322	9.98	to	13.81	3,500,375	-	1.00	to	3.10	(0.18)	to	1.60

MML Managed Bond Sub-Account (Initial Class)
2019	7,123,945	12.92	to	18.91	117,808,474	3.67	0.95	to	2.60	6.99	to	8.77
2018	7,702,853	12.08	to	17.39	117,644,146	3.44	0.95	to	2.60	(3.01)	to	(1.38)
2017	9,210,636	12.45	to	17.63	143,060,562	3.15	0.95	to	2.60	2.02	to	3.71
2016	9,792,140	12.21	to	17.00	147,103,492	2.81	0.95	to	2.60	0.12	to	1.78
2015	10,976,835	12.19	to	16.70	162,466,573	2.80	0.95	to	2.60	(3.30)	to	(1.69)

MML Managed Bond Sub-Account (Service Class)
2019	18,130,096	10.96	to	12.07	260,703,020	3.46	1.00	to	3.10	6.19	to	8.45
2018	18,639,618	10.11	to	11.37	250,288,149	3.23	1.00	to	3.10	(3.73)	to	(1.68)
2017	19,712,043	10.28	to	11.81	273,576,011	2.94	1.00	to	3.10	1.25	to	3.40
2016	18,648,805	9.94	to	11.66	255,334,043	2.61	1.00	to	3.10	(0.63)	to	1.47
2015	17,304,346	9.80	to	11.74	240,006,415	2.65	1.00	to	3.10	(4.02)	to	(2.00)

MML Managed Volatility Sub-Account (Initial Class)
2019	5,894,344	13.41	to	20.28	101,210,212	1.62	0.95	to	2.60	9.03	to	10.84
2018	6,358,338	12.30	to	18.30	98,987,098	1.20	0.95	to	2.60	(7.15)	to	(5.59)
2017	7,501,892	13.25	to	19.38	124,404,125	1.26	0.95	to	2.60	6.24	to	8.01
2016	8,129,791	12.47	to	17.95	125,435,320	1.74	0.95	to	2.60	1.03	to	2.71
2015	8,921,793	12.34	to	17.47	134,713,231	1.76	0.95	to	2.60	0.36	to	2.03

MML Managed Volatility Sub-Account (Service Class)
2019	1,951,793	11.48	to	12.53	30,590,858	1.37	1.00	to	3.10	8.21	to	10.51
2018	2,011,443	10.39	to	11.58	28,963,354	0.95	1.00	to	3.10	(7.84)	to	(5.88)
2017	2,157,161	11.04	to	12.56	33,697,976	1.04	1.00	to	3.10	5.45	to	7.69
2016	2,218,201	10.25	to	11.91	32,568,807	1.53	1.00	to	3.10	0.27	to	2.39
2015[6]	2,279,987	10.01	to	11.88	33,182,620	1.56	1.00	to	3.10	(0.38)	to	0.08

MML Mid Cap Growth Sub-Account (Initial Class)
2019	1,710,217	29.09	to	56.35	83,592,878	0.02	0.95	to	2.60	27.93	to	30.05
2018	1,958,567	22.74	to	43.33	73,560,646	-	0.95	to	2.60	(4.70)	to	(3.10)
2017	2,245,834	23.86	to	44.72	86,805,680	0.03	0.95	to	2.60	21.62	to	23.64
2016	2,524,036	19.62	to	36.17	79,181,316	-	0.95	to	2.60	3.57	to	5.29
2015	2,771,617	18.95	to	34.35	83,239,769	-	0.95	to	2.60	4.04	to	5.77

MML Mid Cap Growth Sub-Account (Service Class)
2019	4,497,792	16.23	to	27.03	108,799,560	-	1.00	to	3.10	27.01	to	29.71
2018	4,459,919	12.51	to	21.28	88,937,242	-	1.00	to	3.10	(5.45)	to	(3.43)
2017	4,003,907	12.96	to	22.51	91,130,983	-	1.00	to	3.10	20.68	to	23.24
2016	3,514,218	10.51	to	18.65	71,215,184	-	1.00	to	3.10	2.80	to	4.97
2015	3,224,695	10.01	to	18.14	66,933,690	-	1.00	to	3.10	0.15	to	3.34

F-76

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Mid Cap Value Sub-Account (Initial Class)
2019	4,044,150	$27.37	to	$41.14	$144,980,289	1.62%	0.95%	to	2.60%	25.82%	to	27.91%
2018	4,842,049	21.75	to	32.16	135,925,323	1.50	0.95	to	2.60	(15.24)	to	(13.82)
2017	5,436,760	25.67	to	37.32	177,889,628	1.55	0.95	to	2.60	8.84	to	10.65
2016	6,226,253	23.58	to	33.73	184,615,243	1.57	0.95	to	2.60	20.08	to	22.07
2015	7,429,027	19.64	to	27.63	180,891,281	1.89	0.95	to	2.60	(3.98)	to	(2.39)

MML Mid Cap Value Sub-Account (Service Class)
2019	2,380,279	14.43	to	25.57	53,222,998	1.44	1.00	to	3.10	24.97	to	27.62
2018	2,261,094	11.31	to	20.46	43,253,293	1.33	1.00	to	3.10	(15.97)	to	(14.18)
2017	2,049,183	13.18	to	24.35	49,740,379	1.41	1.00	to	3.10	8.07	to	10.36
2016	1,782,027	11.94	to	22.53	44,150,408	1.48	1.00	to	3.10	19.12	to	21.64
2015	1,457,283	9.82	to	18.92	32,963,955	1.74	1.00	to	3.10	(4.60)	to	(1.84)

MML Moderate Allocation Sub-Account (Initial Class)
2019	17,179,709	15.42	to	18.78	310,792,789	2.52	0.95	to	2.60	15.54	to	17.46
2018	18,831,405	13.35	to	15.99	290,920,692	2.12	0.95	to	2.60	(7.92)	to	(6.38)
2017	21,236,900	14.50	to	17.08	351,616,486	1.79	0.95	to	2.60	10.43	to	12.26
2016	23,743,681	13.13	to	15.21	351,322,644	2.08	0.95	to	2.60	4.15	to	5.88
2015	25,711,819	12.60	to	14.37	360,342,353	2.32	0.95	to	2.60	(3.19)	to	(1.58)

MML Moderate Allocation Sub-Account (Service Class)
2019	105,177,875	12.66	to	14.30	1,752,110,801	2.26	1.00	to	3.10	14.75	to	17.18
2018	117,630,522	10.81	to	12.46	1,689,907,038	1.88	1.00	to	3.10	(8.60)	to	(6.65)
2017	131,309,540	11.58	to	13.63	2,047,325,711	1.58	1.00	to	3.10	9.55	to	11.87
2016	139,446,724	10.35	to	12.44	1,969,560,365	1.88	1.00	to	3.10	3.34	to	5.53
2015	141,229,826	9.81	to	12.04	1,923,028,021	2.19	1.00	to	3.10	(3.89)	to	(1.94)

MML Short-Duration Bond Sub-Account
2019	3,025,222	9.19	to	11.31	32,173,643	3.11	0.95	to	3.10	0.99	to	3.19
2018	2,634,464	9.10	to	10.96	27,471,063	2.75	0.95	to	3.10	(1.82)	to	0.33
2017	2,599,515	9.26	to	10.92	27,262,598	2.47	0.95	to	3.10	(0.82)	to	1.33
2016	2,606,803	9.34	to	10.78	27,104,043	2.00	0.95	to	3.10	(0.57)	to	1.58
2015	1,981,811	9.40	to	10.61	20,479,215	2.08	0.95	to	3.10	(2.40)	to	(0.28)

MML Small Cap Equity Sub-Account (Initial Class)
2019	831,548	22.12	to	33.03	26,710,657	0.47	0.95	to	2.60	23.22	to	25.27
2018	935,224	17.95	to	26.37	24,030,805	0.49	0.95	to	2.60	(12.51)	to	(11.04)
2017	1,054,841	20.52	to	29.64	30,563,941	0.83	0.95	to	2.60	11.44	to	13.29
2016	1,204,534	18.41	to	26.16	30,878,286	1.05	0.95	to	2.60	15.19	to	17.10
2015	1,338,615	15.98	to	22.34	29,368,550	0.83	0.95	to	2.60	(8.06)	to	(6.53)

MML Small Cap Equity Sub-Account (Service Class)
2019	1,184,188	14.53	to	20.63	22,694,629	0.26	1.00	to	3.10	22.30	to	24.89
2018	1,131,275	11.63	to	16.87	18,425,202	0.32	1.00	to	3.10	(13.16)	to	(11.31)
2017	855,645	13.11	to	19.42	17,644,215	0.69	1.00	to	3.10	10.61	to	12.96
2016	631,631	11.61	to	17.56	13,279,472	0.85	1.00	to	3.10	14.33	to	16.75
2015	582,740	9.94	to	15.36	11,155,140	0.68	1.00	to	3.10	(8.74)	to	(0.56)

MML Small Cap Growth Equity Sub-Account (Initial Class)
2019	2,488,164	28.19	to	44.79	94,744,872	-	0.95	to	2.60	30.88	to	33.06
2018	3,094,310	21.54	to	33.66	89,078,989	-	0.95	to	2.60	(7.33)	to	(5.78)
2017	3,752,747	23.24	to	35.73	115,332,900	-	0.95	to	2.60	19.67	to	21.66
2016	4,504,045	19.42	to	29.37	114,360,455	-	0.95	to	2.60	9.86	to	11.68
2015	5,264,907	17.68	to	26.30	120,557,605	-	0.95	to	2.60	(7.53)	to	(6.00)

F-77

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Small Cap Growth Equity Sub-Account (Service Class)
2019	1,127,320	$16.41	to	$26.33	$26,026,111	-%	1.00%	to	3.10%	29.90%	to	32.66%
2018	1,008,153	12.37	to	20.27	19,280,671	-	1.00	to	3.10	(8.03)	to	(6.06)
2017	646,706	13.17	to	22.03	16,123,932	-	1.00	to	3.10	18.78	to	21.29
2016	559,854	10.86	to	18.55	12,968,514	-	1.00	to	3.10	9.04	to	11.35
2015	511,015	9.75	to	17.01	11,374,847	-	1.00	to	3.10	(8.22)	to	(2.48)

MML Small Company Value Sub-Account
2019	1,254,816	14.70	to	25.47	24,665,122	0.08	1.00	to	3.10	21.43	to	24.01
2018	1,140,446	11.85	to	20.98	19,022,657	0.19	1.00	to	3.10	(15.86)	to	(14.06)
2017	891,099	13.79	to	24.93	19,508,502	0.48	1.00	to	3.10	8.03	to	10.31
2016	612,066	12.50	to	23.08	14,305,376	0.41	1.00	to	3.10	28.14	to	30.85
2015	504,061	9.56	to	18.01	10,034,823	0.14	1.00	to	3.10	(8.53)	to	(4.44)

MML Small/Mid Cap Value Sub-Account (Initial Class)
2019	3,898,914	21.01	to	38.26	105,702,814	0.61	0.95	to	2.60	17.19	to	19.14
2018	4,387,318	17.93	to	32.11	100,384,944	0.46	0.95	to	2.60	(17.12)	to	(15.73)
2017	4,849,266	21.64	to	38.11	132,667,980	0.50	0.95	to	2.60	10.54	to	12.37
2016	5,653,797	19.57	to	33.91	138,163,724	0.55	0.95	to	2.60	21.90	to	23.92
2015	6,739,936	16.06	to	27.37	133,194,000	0.71	0.95	to	2.60	(7.96)	to	(6.43)

MML Small/Mid Cap Value Sub-Account (Service Class)
2019	1,156,012	13.34	to	19.63	23,286,750	0.39	1.00	to	3.10	16.32	to	18.78
2018	1,061,456	11.23	to	16.88	19,194,837	0.26	1.00	to	3.10	(17.73)	to	(15.97)
2017	962,628	13.36	to	20.51	22,379,494	0.30	1.00	to	3.10	9.63	to	11.96
2016	886,931	11.93	to	18.71	19,564,381	0.32	1.00	to	3.10	21.03	to	23.58
2015	858,472	9.66	to	15.46	15,923,597	0.50	1.00	to	3.10	(8.62)	to	(3.44)

MML Special Situations Sub-Account (Service Class I)
2019	56,690	14.26	to	14.75	835,745	-	1.00	to	1.80	21.29	to	22.27
2018	53,278	11.76	to	12.06	642,435	0.41	1.00	to	1.80	(6.83)	to	(6.08)
2017	37,834	12.62	to	12.84	485,763	-	1.00	to	1.80	16.47	to	17.40
2016	23,898	10.83	to	10.94	261,283	0.54	1.00	to	1.80	13.48	to	14.39
2015	10,346	9.55	to	9.56	98,920	-	1.00	to	1.80	(4.52)	to	(4.38)

MML Strategic Emerging Markets Sub-Account
2019	1,150,619	10.84	to	14.19	15,739,019	0.01	1.00	to	3.10	21.36	to	23.93
2018	1,155,182	8.93	to	11.45	12,694,684	-	1.00	to	3.10	(15.28)	to	(13.47)
2017	1,061,488	10.55	to	13.23	13,380,725	-	1.00	to	3.10	29.77	to	32.51
2016	947,781	8.13	to	9.99	8,983,421	0.24	1.00	to	3.10	2.88	to	5.05
2015[6]	844,443	7.90	to	9.51	7,591,791	0.86	1.00	to	3.10	(16.97)	to	(4.95)

MML Total Return Bond Sub-Account
2019	2,936,027	9.66	to	11.39	31,973,807	3.02	0.95	to	3.10	5.34	to	7.63
2018	2,321,318	9.17	to	10.58	23,676,108	1.76	0.95	to	3.10	(3.41)	to	(1.29)
2017	1,912,466	9.49	to	10.72	19,956,564	1.84	0.95	to	3.10	(0.40)	to	1.76
2016	1,691,159	9.53	to	10.53	17,462,137	1.68	0.95	to	3.10	(0.82)	to	1.33
2015	1,533,107	9.61	to	10.39	15,732,127	3.17	0.95	to	3.10	(3.10)	to	(0.99)

MML U.S. Government Money Market Sub-Account
2019	8,074,717	7.37	to	9.42	75,534,222	1.69	0.95	to	3.10	(1.40)	to	0.75
2018	8,285,272	7.48	to	9.35	76,764,657	1.34	0.95	to	3.10	(1.77)	to	0.37
2017	7,302,616	7.61	to	9.32	67,087,752	0.35	0.95	to	3.10	(2.70)	to	(0.59)
2016	7,886,513	7.83	to	9.37	72,659,675	-	0.95	to	3.10	(2.94)	to	(0.84)
2015	8,011,374	8.06	to	9.45	74,519,144	0.01	0.95	to	3.10	(3.05)	to	(0.94)

Oppenheimer Global Multi-Alternatives Sub-Account
2019[10]	2	8.54	to	9.51	-	1.11	0.95	to	3.10	2.36	to	3.08
2018	246,995	8.34	to	9.22	2,283,703	0.17	0.95	to	3.10	(6.27)	to	(4.22)
2017	232,850	8.90	to	9.63	2,246,753	0.79	0.95	to	3.10	(2.86)	to	(0.76)
2016	179,042	9.16	to	9.70	1,736,290	1.31	0.95	to	3.10	0.34	to	2.51
2015	142,078	9.13	to	9.46	1,340,687	0.08	0.95	to	3.10	(6.81)	to	(4.78)

F-78

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
PIMCO CommodityRealReturn® Strategy Sub-Account
2019	1,661,426	$4.34	to	$5.70	$9,033,874	4.33%	0.95%	to	3.10%	7.95%	to	10.30%
2018	1,812,893	4.02	to	5.16	8,967,304	1.98	0.95	to	3.10	(16.84)	to	(15.02)
2017	2,037,819	4.84	to	6.08	11,904,973	10.98	0.95	to	3.10	(1.06)	to	1.09
2016	2,151,246	4.89	to	6.01	12,471,316	1.01	0.95	to	3.10	11.37	to	13.79
2015	2,168,257	4.39	to	5.28	11,086,242	4.52	0.95	to	3.10	(27.94)	to	(26.37)

VY® Clarion Global Real Estate Sub-Account
2019	948,461	13.36	to	17.53	15,751,756	2.58	0.95	to	3.10	20.55	to	23.17
2018	1,049,161	11.09	to	14.23	14,174,962	5.26	0.95	to	3.10	(11.55)	to	(9.61)
2017	1,209,503	12.53	to	15.74	18,104,285	3.51	0.95	to	3.10	7.14	to	9.46
2016	1,330,784	11.70	to	14.38	18,270,700	1.09	0.95	to	3.10	(2.44)	to	(0.33)
2015	1,451,985	11.99	to	14.43	20,135,679	3.05	0.95	to	3.10	(4.27)	to	(2.19)

[1]The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

[4] For the period January 1, 2014 through April 27, 2014. Effective April 28, 2014, MML China Fund merged into MML Foreign Fund.

[5] For the period May 1, 2014 through December 31, 2014. Effective May 1, 2014, this fund became available as an investment option in the Separate Account.

[6] For the period of October 26, 2015, through December 31, 2015. Effective October 26, 2015, these funds became available as an investment option in the Separate Account.

[7]For the period January 1, 2018 through March 29, 2018. Effective March 29, 2018 this Sub-Account after the close of the New York Stock Exchange on March 29, 2018 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

[8]For the period January 1, 2018 through August 31, 2018. Effective August 31, 2018 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on August 31, 2018 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

[9] Effective after the close of the New York Stock Exchange on May 24, 2019, Invesco Ltd. completed its acquisition of OppenheimerFunds, Inc. See Note 2 to the financial statements for information regarding the merger of this Sub-Account.

[10]For the period January 1, 2019 through April 29, 2019. Effective April 29, 2019 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on April 29, 2019 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

F-79

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. The assessment of charges is based on the actual product and additional benefits or riders purchased.

Mortality and Expense Risk Charge*	This charge is equal, on an annual basis, to 0.80% - 1.60% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
Administrative Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
Administrative Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.
Contingent Deferred Sales Charge/Surrender Charge	0% - 8%
This charge is assessed through the redemption of units.
Payment Protector Charge	This charge is equal, on an annual basis, to 0.00% - 0.50% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
Additional Death Benefit Options
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.
A. Reset Death Benefit**	0.00% - 0.20%
B. Ratchet Death Benefit***	0.00% - 0.70%
C. 5% roll Up Death Benefit	0.00% - 0.40%
D. Basic Death Benefit with Combination Feature	0.00% - 0.45%
E. Return of Purchase Payment	0.00% - 0.35%

F-80

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

Rider Charges
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.
A. Equalizer Benefit	0.00% - 0.50%
B. Nursing Home Waiver	0.00% - 0.05%
C. Earnings Enhancement Benefit	0.00% - 0.30%
D. 10% / 20% Free Withdrawal Amount	0.00% - 0.25%
E. 15% / 30% Free Withdrawal Amount	0.00% - 0.15%
F. Guaranteed Minimum Income Benefit (GMIB)	0.00% - 0.80%
G. Guaranteed Minimum Accumulation Benefit (GMAB)	0.00% - 1.40%
H. Guaranteed Minimum Withdrawal Benefit (GMWB)	0.00% - 0.95%

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary.
**	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the certificate value allocated to the funds.
***	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at certificate issue, 0.50% if age 61 through age 70 at certificate issue, and 0.70% if age 71 or older at certificate issue, of the certificate value allocated to the funds.

Certain contracts may offer credits which will result in the purchase of units.

9.	SUBSEQUENT EVENTS

The spread of the coronavirus, causing increased cases of COVID-19, around the world in the first quarter of 2020 has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies and, as such, MassMutual is actively monitoring the extent of the impact to its operations.

The Separate Account’s management has reviewed events occurring through April 3, 2020, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-81

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2019 and 2018 and

for the years ended December 31, 2019, 2018 and 2017

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Independent Auditors’ Report

The Board of Directors and Policyholders of
Massachusetts Mutual Life Insurance Company:

We have audited the accompanying statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in surplus, and cash flows for the three-year period ended December 31, 2019, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the statutory financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the statutory financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for the three-year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance described in Note 2.

/s/ KPMG LLP

Hartford, Connecticut
February 24, 2020

2

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	As of December 31,
	2019	2018
	(In Millions)
Assets:
Bonds	$101,907	$97,079
Preferred stocks	749	744
Common stocks – subsidiaries and affiliates	16,971	12,327
Common stocks – unaffiliated	1,185	500
Mortgage loans	27,473	23,624
Policy loans	14,725	13,873
Real estate	358	488
Partnerships and limited liability companies	9,012	8,599
Derivatives	12,064	8,741
Cash, cash equivalents and short-term investments	3,793	4,318
Other invested assets	2,036	943
Total invested assets	190,273	171,236
Investment income due and accrued	2,687	3,018
Federal income taxes	—	612
Net deferred income taxes	1,108	983
Other than invested assets	3,951	3,320
Total assets excluding separate accounts	198,019	179,169
Separate account assets	70,230	64,478
Total assets	$268,249	$243,647

Liabilities and Surplus:
Policyholders’ reserves	$130,479	$121,978
Liabilities for deposit-type contracts	15,297	14,370
Contract claims and other benefits	474	479
Policyholders’ dividends	1,684	1,713
General expenses due or accrued	1,214	1,096
Federal income taxes	23	—
Asset valuation reserve	4,670	3,307
Repurchase agreements	3,834	4,768
Commercial paper	250	250
Collateral	3,285	2,946
Derivatives	9,608	4,912
Funds held under coinsurance	4,252	4,099
Other liabilities	4,056	3,641
Total liabilities excluding separate accounts	179,126	163,559
Separate account liabilities	70,230	64,478
Total liabilities	249,356	228,037
Surplus	18,893	15,610
Total liabilities and surplus	$268,249	$243,647

See notes to statutory financial statements

3

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Revenue:
Premium income	$22,781	$22,929	$17,486
Net investment income	7,693	7,774	6,542
Fees and other income	1,381	1,018	1,425
Total revenue	31,855	31,721	25,453
Benefits, expenses and other deductions:
Policyholders’ benefits	24,573	22,818	20,001
Change in policyholders’ reserves	2,409	4,499	740
Change in group annuity reserves assumed	(1,271)	(1,221)	(887)
General insurance expenses	2,391	2,366	2,604
Commissions	1,067	1,062	1,009
State taxes, licenses and fees	271	258	245
Other deductions	298	189	18
Total benefits, expenses and other deductions	29,738	29,971	23,730
Net gain from operations before dividends and federal income taxes	2,117	1,750	1,723
Dividends to policyholders	1,671	1,695	1,569
Net gain from operations before federal income taxes	446	55	154
Federal income tax benefit	(15)	(168)	(320)
Net gain from operations	461	223	474
Net realized capital losses	(37)	(1,044)	(422)
Net income (loss)	$424	$(821)	$52

See notes to statutory financial statements

4

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN SURPLUS

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Surplus, beginning of year	$15,610	$15,705	$15,423
Net increase/(decrease) due to:
Net income (loss)	424	(821)	52
Change in net unrealized capital gains (losses), net of tax	3,433	1,779	368
Change in net unrealized foreign exchange capital (losses) gains, net of tax	282	(594)	721
Change in other net deferred income taxes	(55)	291	(1,084)
Change in nonadmitted assets	747	(716)	124
Change in asset valuation reserve	(1,363)	(100)	(29)
Change in surplus notes	(33)	—	36
Change in minimum pension liability	(68)	128	61
Prior period adjustments	(70)	(47)	45
Other	(14)	(15)	(12)
Net increase (decrease)	3,283	(95)	282
Surplus, end of year	$18,893	$15,610	$15,705

See notes to statutory financial statements

5

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Cash from operations:
Premium and other income collected	$22,979	$23,625	$22,194
Net investment income	8,303	6,762	6,542
Benefit payments	(24,526)	(22,916)	(19,718)
Net transfers from separate accounts	5,814	3,091	3,510
Net receipts from group annuity reserves assumed	1,271	1,221	887
Commissions and other expenses	(3,816)	(3,924)	(3,523)
Dividends paid to policyholders	(1,700)	(1,588)	(1,577)
Federal and foreign income taxes recovered (paid)	552	162	(3)
Net cash from operations	8,877	6,433	8,312

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	22,233	19,214	19,838
Preferred and common stocks – unaffiliated	839	985	516
Common stocks – affiliated	5	1,723	346
Mortgage loans	2,418	2,330	3,062
Real estate	192	276	226
Partnerships and limited liability companies	1,207	2,155	1,972
Derivatives	996	633	54
Other	(995)	(548)	(273)
Total investment proceeds	26,895	26,768	25,741
Cost of investments acquired:
Bonds	(25,867)	(26,526)	(24,910)
Preferred and common stocks – unaffiliated	(1,443)	(311)	(887)
Common stocks – affiliated	(204)	(583)	(230)
Mortgage loans	(6,211)	(3,698)	(4,543)
Real estate	(120)	233	(267)
Partnerships and limited liability companies	(1,368)	(1,653)	(1,851)
Derivatives	(302)	(927)	(598)
Other	(81)	202	(89)
Total investments acquired	(35,596)	(33,263)	(33,375)
Net increase in policy loans	(852)	(546)	(867)
Net cash from investing activities	(9,553)	(7,041)	(8,501)

Cash from financing and miscellaneous sources:
Net deposits on deposit-type contracts	868	87	1,360
Cash (applied to) provided by surplus note issuance	(39)	—	36
Change in repurchase agreements	(935)	565	(525)
Change in collateral	550	50	(180)
Other cash (used) provided	(293)	644	(648)
Net cash from financing and miscellaneous sources	151	1,346	43
Net change in cash, cash equivalents and short-term investments	(525)	738	(146)
Cash, cash equivalents and short-term investments:
Beginning of year	4,318	3,580	3,726
End of year	$3,793	$4,318	$3,580

See notes to statutory financial statements

6

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

Massachusetts Mutual Life Insurance Company (MassMutual or the Company), a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts (GIC) to individual and institutional customers in all 50 states of the United States of America (U.S.), the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s MassMutual Financial Advisors (MMFA), Digital Direct to Consumer and Business to Business (DTC&B2B), Institutional Solutions (IS) and Workplace Solutions (WS) distribution channels.

MMFA is a sales force that includes financial advisors that operate in the U.S. MMFA sells individual life, individual annuities and disability insurance. The Company’s DTC&B2B distribution channel sells individual life and supplemental health insurance primarily through direct response television advertising, digital media, search engine optimization and search engine marketing. The Company’s IS distribution channel sells group annuities, group life and GIC primarily through retirement advisory firms, actuarial consulting firms, investment banks, insurance benefit advisors and investment management companies. The Company’s WS distribution channel sells group life insurance and annuity products as well as individual life insurance, critical illness and long term care (LTC) products distributed through investment advisors.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the Division).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The more significant differences between statutory accounting practices and U.S. GAAP are as follows:

Invested assets

●	Bonds are generally carried at amortized cost, whereas U.S. GAAP reports bonds at fair value for bonds available for sale and trading or at amortized cost for bonds held to maturity

●	Changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes as revenue unless deemed an effective hedge

●	Interest rate and credit default swaps associated with replicated asset transactions are carried at amortized cost, whereas U.S. GAAP would carry them at fair value

●	Embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value

●	Income recognition on partnerships and limited liability companies (LLCs), which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP is without limitation

●	Certain majority-owned subsidiaries and variable interest entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities

Policyholders’ liabilities

●	Statutory policy reserves are based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method (CARVM) or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions at the time of issuance, whereas U.S. GAAP policy reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates, at time of issuance, of future mortality, morbidity, persistency and interest

7

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

●	Liabilities for policyholders’ reserves, unearned premium, and unpaid claims are presented net of reinsurance ceded, whereas U.S. GAAP would present the liabilities on a direct basis and report an asset for the amounts due from reinsurers for the amounts ceded

●	Payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances

General insurance expenses and commissions

●	Certain acquisition costs, such as commissions and other variable costs, directly related to successfully acquiring new business are charged to current operations as incurred, whereas U.S. GAAP generally would capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over the premium payment period

Net realized capital gains (losses)

●	After-tax realized capital gains (losses) that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue

Surplus

●	Changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income without limitation

●	Assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, net of any valuation allowances

●	An asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of real estate, partnerships and LLCs and certain common stocks as well as credit-related changes in the value of bonds, mortgage loans and certain derivatives, whereas U.S. GAAP does not record this reserve

●	Changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Surplus, whereas U.S. GAAP reports these changes in net realized capital gains (losses)

●	The overfunded status of pension and other postretirement plans, which is the excess of the fair value of the plan assets over the projected benefit obligation, is a nonadmitted asset for statutory accounting whereas U.S. GAAP recognizes the overfunded status as an asset

●	Surplus notes are reported in surplus, whereas U.S. GAAP reports these notes as liabilities

●	Statutory Statements of Changes in Surplus includes net income, change in net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in other net deferred income taxes, change in nonadmitted assets, change in AVR prior period adjustments and change in minimum pension liability, whereas U.S. GAAP presents net income as retained earnings and net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in minimum pension liability as other comprehensive income

●	The change in the fair value for unaffiliated common stock is recorded in surplus, whereas the change in the fair value for ownership interests in an entity not accounted for under the equity method or consolidated are recorded in revenue for U.S. GAAP

Other

●	Assets and liabilities associated with certain group annuity and variable universal life contracts, which do not pass-through all investment experience to contract holders, are maintained in separate accounts and are

8

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts as general investments and liabilities of the Company

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates and assumptions include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment(s) (OTTI), the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTA), the liability for taxes and the liability for litigation or other contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

b.	Corrections of errors and reclassifications

For the years ended December 31, 2019 and 2018, corrections of prior years’ errors were recorded in surplus, net of tax:

	Years Ended December 31, 2019 and 2018
	Increase (Decrease) to:
	Prior		Current		Asset
	Years’		Year		or Liability
	(In Millions)
	2019	2018	2019	2018	2019	2018
Other than invested assets	$(13)	(13)	$106	(13)	$106	13
Liabilities for deposit-type contracts	42	—	42	—	(42)	—
Other Liabilities	(7)	(2)	(7)	(2)	7	2
Contract claims and other benefits	(5)	—	(5)	—	5	—
Policyholders’ reserves	(87)	(29)	(87)	(29)	87	29
Partnerships and limited liability companies	—	—	—	(59)	—	(59)
Deferred income taxes	—	—	—	(36)	—	(36)
Policyholders’ dividends	—	(3)	—	(3)	—	3
Total	$(70)	(47)	$49	(142)	$163	(48)

c.	Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other investments. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For loan-backed and structured securities, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies.

Fixed income securities, with the highest ratings from a rating agency follow the retrospective method of accounting.

9

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

d.	Preferred stocks

Preferred stocks in good standing, those that are rated Categories 1 through 3 by the Securities Valuation Office (SVO) of the NAIC, are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the SVO, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, values provided by third-party organizations are used. If values provided by third-party organizations are unavailable, fair value is estimated using internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

e.	Common stocks – subsidiaries and affiliates

Common stocks of unconsolidated subsidiaries, primarily C.M. Life Insurance Company (C.M. Life), MML Bay State Life Insurance Company (MML Bay State), and MMHLLC, are accounted for using the statutory equity method. The Company accounts for the value of MMHLLC at its underlying U.S. GAAP equity value less an adjustment of $733 million as of December 31, 2019 for a portion of its noncontrolling interests (NCI). Operating results, less dividends declared, for MMHLLC is reflected as net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus. Dividends declared from MMHLLC are recorded in net investment income when declared and are limited to MMHLLC’s U.S. GAAP retained earnings. The cost basis of common stocks – subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary.

MassMutual International LLC (MMI) was classified as common stocks – subsidiaries and affiliates as of December 31, 2017 and as partnerships and LLCs as of December 31, 2018 and December 31, 2019. MMI was accounted for using the statutory equity method in both years. Prior to December 31, 2018, the Company accounted for the value of MMI at its underlying U.S. GAAP equity value adjusted to remove certain nonadmitted and intangible assets. Beginning on December 31, 2018, the value of MMI is recorded at its underlying U.S. GAAP equity value. For the three years and the period ended December 31, 2019 the change in the value of MMI is reflected as net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus.

Refer to Note 5b. “Common stocks – subsidiaries and affiliates” for further information on the valuation of MMHLLC and MMI.

10

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Common stocks – unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by third-party organizations are used. If values from third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

g.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium, discount, mortgage origination fees and valuation allowances. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for (a) impaired loans more than 60 days past due, (b) delinquent loans more than 90 days past due, or (c) loans that have interest that is not expected to be collected. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

h.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy and amounts ceded to reinsurers.

i.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

Real estate held for sale is initially carried at the lower of depreciated cost or fair value less estimated selling costs and is no longer depreciated. Adjustments to carrying value, including for further declines in fair value, are recorded in a valuation reserve, which is included in net realized capital gains (losses).

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks, net of encumbrances. The Company also obtains external appraisals for a rotating selection of properties annually. If an external appraisal is not obtained, an internal appraisal is performed.

j.	Partnerships and limited liability companies

Partnerships and limited liability companies, except for partnerships that generate and realize low income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into net investment income during the period in which tax benefits are recognized.

11

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

k.	Derivatives

Interest rate swaps and credit default swaps associated with replicated assets are valued at amortized cost and all other derivative types are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based on an internal valuation process using market observable inputs that other market participants would use. Changes in the fair value of these instruments other than interest rate swaps and credit default swaps associated with replicated assets are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded in net realized capital gains (losses). Amounts receivable and payable are accrued as net investment income.

l.	Cash, cash equivalents and short-term investments

Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less.

Short-term investments, which are carried at amortized cost, consist of short-term bonds, money market mutual funds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

m.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date.

n.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and DTAs or deferred tax assets or liabilities. Current tax expense (benefit) is reported in the Statutory Statements of Operations as federal income tax expense (benefit) if resulting from operations and within net realized capital gains (losses) if resulting from invested asset transactions. Changes in the balances of net deferred taxes, which provide for book-to-tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of book-to-tax temporary differences, such as reserves and policy acquisition costs, and of book-to-tax permanent differences, such as tax-exempt interest and tax credits, may result in effective tax rates in the Statutory Statements of Operations that differ from the federal statutory tax rate.

12

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

o.	Other than invested assets

Other than invested assets primarily includes the Company’s investment in corporate-owned life insurance, deferred and uncollected life insurance premium, receivable from subsidiaries and affiliates, reinsurance recoverable, fixed assets and other receivables.

p.	Separate accounts

Separate accounts and sub-accounts are segregated funds administered and invested by the Company, the performance of which primarily benefits the policyholders/contract holders with an interest in the separate accounts. Group and individual variable annuity, variable life and other insurance policyholders/contract holders select from among the separate accounts and sub-accounts made available by the Company. The separate accounts and sub-accounts are offered as investment options under certain insurance contracts or policies. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money, supplemental accounts and certain guaranteed separate accounts issued in Minnesota, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. Separate account administrative and investment advisory fees are included in fees and other income.

Assets may be transferred from the general investments of the Company to seed the separate accounts. When assets are transferred, they are transferred at fair market value. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the underlying assets are sold. Losses associated with these transfers are recognized immediately.

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the policyholder/contract holder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees a minimum return, a minimum account value, or both to the policyholder/contract holder. For certain guaranteed separate account products such as interest rate guaranteed products and indexed separate account products, reserve adequacy is performed on a contract-by-contract basis using, as applicable, prescribed interest rates, mortality rates and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in policyholders’ reserves or liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as change in policyholders’ reserves or policyholders’ benefits in the Statutory Statements of Operations.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Operations with the offset recorded in the change in policyholders’ reserves. Investment income, realized capital gains (losses) and unrealized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to policyholders/contract holders and are not recorded in the Statutory Statements of Operations.

q.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include pension plan assets, intangibles, certain electronic data processing (EDP) equipment, advances and prepayments, certain investments in partnerships and LLCs for which qualifying audits are not performed, the amount of DTAs (subject to certain limitations) that will not be realized by the end of the third calendar year following the current year end, furniture and equipment, certain other receivables and uncollected premium greater than 90 days past due. Due and accrued income is nonadmitted on: (a) bonds delinquent more than 90 days or where collection of interest is improbable; (b) impaired bonds more than 60 days past due; (c) bonds in default; (d) mortgage loans in default where interest is 180 days past due; (e) rent in arrears for more than 90 days; and (f) policy loan interest due and accrued more than 90 days past due and included in the unpaid balance of the policy loan in excess of the cash surrender value of the underlying contract. Assets that are designated as nonadmitted are excluded from the Statutory Statements of Financial Position through a change in nonadmitted assets on the Statutory Statements of Changes in Surplus.

13

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

r.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk or to assume business.

Premium income, policyholders’ benefits (including unpaid claims) and policyholders’ reserves are reported net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance (Modco) reserve adjustments on reinsurance ceded are recorded as revenue. Commissions and expense allowances on Retirement Plan Group reinsurance assumed and Modco reserve adjustments on reinsurance assumed are recorded as an expense.

s.	Policyholders’ reserves

Policyholders’ reserves are developed by actuarial methods and are determined based on statutory prescribed mortality/morbidity tables using specified interest rates and valuation methods that will provide for the present value of estimated future obligations in excess of estimated future premium on policies in force.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The Company charges a higher premium on certain contracts that cover substandard mortality risk. For these policies, the reserve calculations are based on a substandard mortality rate, which is a multiple of the standard mortality tables.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statements of Operations.

Certain individual variable annuity and fixed annuity products have a variety of additional guarantees such as GMDBs and variable annuity guaranteed living benefits (VAGLB). The primary types of VAGLBs include guaranteed minimum accumulation benefits (GMAB), guaranteed minimum income benefits (GMIB) including GMIB Basic and GMIB Plus and guaranteed minimum withdrawal benefits (GMWB). In general, these benefit guarantees require the contract owner or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDBs and VAGLBs are included in policyholders’ reserves in the Statements of Financial Position and the related changes in these liabilities are included in change in policyholders’ reserves in the Statutory Statements of Operations.

Separate accounts include certain group annuity contracts used to fund retirement plans that offer a guarantee of a contract holder’s principal, which can be withdrawn over a stated period of time. These contracts offer a stated rate of return backed by the Company. Contract payments are not contingent upon the life of the retirement plan participants.

Unpaid claims and claim expense reserves are related to disability and LTC claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments. LTC unpaid claim liabilities are projected using policy specific daily benefit amounts and aggregate utilization factors. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by year incurred.

Tabular interest, tabular reserves, reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

value. For contracts without an account value (e.g., a Single Premium Immediate Annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

t.	Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

u.	Participating contracts

Participating contracts are those that may be eligible to share in any dividends declared by the Company. Participating contracts issued by the Company represented 55% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2019 and 56% as of December 31, 2018.

v.	Policyholders’ dividends

Dividends expected to be paid to policyholders in the following year are approved annually by MassMutual’s Board of Directors and are recorded as an expense in the current year. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends. A settlement dividend is an extra dividend payable at termination of a policy upon maturity, death or surrender.

w.	Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the carrying value of common stocks, real estate, partnerships and limited liability companies as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives. The AVR is reported as a liability within the Statutory Statements of Financial Position and the change in AVR, net of tax, is reported within the Statutory Statements of Changes in Surplus.

x.	Repurchase agreements

Repurchase agreements are contracts under which the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are carried at cost and accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability while the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

The carrying value reported in the Statutory Statements of Financial Position for repurchase agreements approximates the fair value.

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y.	Commercial paper

The Company issues commercial paper (CP) in the form of unsecured notes. Interest on CP is calculated using a 360-day year based on the actual number of days elapsed. Due to the short-term nature of CP, the carrying value approximates fair value.

z.	Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in interest rates for all types of fixed-income investments and interest-related derivatives, are deferred into the IMR and amortized into net investment income using the grouped amortization method. In the grouped amortization method, assets are grouped based on years of maturity. IMR is reduced by the amount ceded to reinsurers when entering into in force coinsurance ceding agreements. The IMR is included in other liabilities, or if negative, is recorded as a nonadmitted asset.

aa.	Employee compensation plans

The Company has a long-term incentive compensation plan, under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include Phantom Stock Appreciation Rights (PSARs) and Phantom Restricted Stock (PRS). These awards do not grant an equity or ownership interest in the Company.

PSARs provide the participant with the opportunity to share in the value created in the total enterprise. The PSAR value is the appreciation in the phantom stock price between the grant price and the share price at the time of exercise. Awards can only be settled in cash. PSARs typically cliff vest at the end of three years and expire five years after the date of grant. Vested PSARs may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

PRS provide the participant with the opportunity to share in the value created in the total enterprise. Participants receive the full phantom share value (grant price plus/minus any change in share price) over the award period. Awards can only be settled in cash. PRS typically vests on a graded basis over five years, one third per year after years three, four and five. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSARs (current share price less grant price per share not less than zero) and PRS (current share price per share), considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period.

At the time of death or disability, awards contain vesting conditions, whereby employees’ unvested awards immediately vest on an accelerated basis with a one-year exercise period for PSARs, full accelerated vesting and settlement for PRS awards granted 2016 and after. For PRS awards granted prior to 2016, awards vest on a pro-rata basis with immediate settlement.

At the time of retirement, for awards granted beginning in 2016, both PRS and PSAR vest according to the original grant terms. For awards granted prior to 2016, unvested awards immediately vest on an accelerated basis with a two-year exercise period for PSARs, and a pro-rata basis with immediate settlement for PRS.

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The phantom share price is determined as the greater of the share price calculated using management basis core operating income or the share price calculated using management basis equity. This phantom share price is calculated and communicated to all participants quarterly and is used in calculating the liability of the Company based on intrinsic value.

bb.	Other liabilities

Other liabilities primarily consist of the derivative interest expense liability, remittances and items not allocated, other miscellaneous liabilities, liabilities for employee benefits and accrued separate account transfers.

cc.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received. Disability income and LTC premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

dd.	Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)

Net realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of bonds. OTTI is evaluated in a manner consistent with market participant assumptions. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established.

Bonds - corporate

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date.

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The Company analyzes investments whose fair value is below the cost for impairment. Generally, if the investment experiences significant credit or interest rate related deterioration, the cost of the investment is not recoverable, or the Company intends to sell the investment before anticipated recovery, an OTTI is recognized as realized investment loss.

Bonds - loan-backed and structured securities

For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority.

ABS and MBS are evaluated for OTTI using scenarios and assumptions based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Cash flow estimates are based on these assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the underlying collateral values.

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using multiple scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each CDO. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these multiple scenarios are assigned an expectation weight according to current market and economic conditions and fed into a final scenario. OTTI is recorded if this final scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the final scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all of the scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign currency denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected remaining life of the bond.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

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Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

Mortgage loans are considered to be impaired when, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral.

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recorded when the property’s estimated future net operating cash flows over ten years, undiscounted and without interest charges, is less than book value.

Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve as realized capital losses when the fair value less estimated selling costs is less than the carrying value.

Partnerships and limited liability companies

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair values of limited partnership interests are generally based on the Company’s share of the net asset value (NAV) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate for future benefits of ten or more years and compares the results to its current book value. Impairments are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment.

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Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; changes in the fair value of bonds and preferred stocks that are carried at fair value; and changes in the inflation adjustments on U.S Treasury inflation-indexed securities. Changes in the Company’s equity investments in partnerships and LLCs, including the earnings as reported on the financial statements, earnings recorded as accumulated undistributed earnings, foreign exchange asset valuation and mark-to-market on operating assets, and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in net unrealized capital gains (losses), net of tax, within the Statutory Statements of Changes in Surplus.

3.	New accounting standards

Adoption of new accounting standards

In October 2018, the NAIC issued modifications to Statements of Statutory Accounting Principles (SSAP) No. 86, Derivatives, effective January 1, 2019. This guidance permits the use of the Overnight Index Swap (OIS) rate based on the Secured Overnight Financing Rate as a U.S. benchmark interest rate in addition to the U.S. Treasury rate, the LIBOR swap rate, the OIS rate based on the Fed Funds Effective Rate, and the SIFMA Municipal Swap Rate. The Company has not elected to apply hedge accounting, therefore adoption of this guidance did not have an impact on the Company’s financial statements.

In November 2018, the NAIC issued SSAP No. 30R, Unaffiliated Common Stock, effective January 1, 2019. The modification included a clarification to the scope for unaffiliated common stock including Securities Exchange Commission registered investment companies, such as closed-end mutual funds and unit investments trusts. The modification also includes public stock warrants, while nonpublic stock warrants would be classified as derivative instruments. The modifications did not have a material effect on the Company’s financial statements.

In November 2018, the NAIC adopted modifications to the liquidity risk disclosure requirements of SSAP No. 51R, Life Contracts, No. 52, Deposit-Type Contracts, and No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, effective December 31, 2019. The modifications require the Company to provide additional liquidity risk information such as current surrender charges, amount of account value, cash value and reserves breakouts by withdrawal characteristics for certain general and separate account products and groups of products. Additionally, a reconciliation of amounts of total reserves disclosed to the applicable annual statement exhibits, and the corresponding financial statement line items is required. The modifications did not have a material effect on the Company’s financial statements.

In April 2019, the NAIC adopted modifications to SSAP No. 16R, Electronic Data Processing Equipment and Software, effective January 1, 2020, the Company elected to early adopt effective April 1, 2019. This guidance aligns and clarifies the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract, with the requirement for capitalizing implementation costs incurred to develop or obtain internal-use software. Costs for implementation activities in the application development stage is capitalized, depending on the nature of the costs and would be nonadmitted, while costs incurred during preliminary project or post implementation stages are expensed as incurred. The amendments also require the entity to expense the capitalized implementation costs of a hosting arrangement that is a service contract over the lesser of the expected term of the hosting arrangement or five years. The Company adopted this guidance on a prospective basis and the adoption did not have a material impact to its financial statements.

In April 2019, the NAIC adopted modifications to SSAP Nos. 26R, Bonds, 43R, Loan-Backed and Structured Securities, and 86, Derivatives, reclassifying structured notes as specifically defined that expose the investor to the risk of principal loss as derivative instruments, effective December 31, 2019. These types of structured notes where there is an embedded derivative wrapped by a bond include underlying risks that are not linked to the issuer’s credit. Structured notes are currently reported as long-term bonds valued at amortized cost; while as derivative instruments,

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

structured notes would be carried at fair value. The adoption of these modifications did not have a material impact on the Company’s financial statements.

Future adoption of new accounting standards

In June 2016, the NAIC adopted modifications to SSAP No. 51R, Life Contracts, to incorporate references to the Valuation Manual and to facilitate the implementation of principles-based reserving (PBR), which were effective on January 1, 2017. The adoption of PBR only applies to new life insurance policies issued after January 1, 2017, however the Company plans to adopt these revisions to SSAP No. 51R using the 3-year phased in approach by no later than January 1, 2020. The Company currently uses formulas and assumptions to determine reserves as prescribed by state laws and regulations. Under PBR, the Company will be required to hold the higher of (a) the reserve using prescribed factors and (b) the PBR reserve which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses. At the time of adoption, the modifications are not expected to have a material effect on the Company’s total life reserves and surplus in the financial statements.

In November 2018, the NAIC issued SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, to provide special accounting guidance for limited derivatives hedging variable annuity guarantee benefits that are subject to fluctuations from interest rates, effective January 1, 2020 with early adoption permitted as of January 1, 2019. This modification applies to variable annuity contracts and other contracts involving certain guaranteed benefits that are valued under principles-based reserving. This modification permits an insurer to use macro-hedging by designating as the host contract, an entire book of business or subsection consisting of interest sensitive variable annuity guarantee benefits, in a fair value hedge. The Company is required to record at fair value the interest rate sensitive variable annuity guarantee (that is, the hedged item) and the related derivative hedging instrument. Changes in the fair value of the derivatives attributable to the hedged item are recorded in realized gains and losses to offset the changes in the fair value of the hedged item. The excess or deficiency of the change in fair value of the derivative compared to the change in the fair value of the hedged item should be recorded as an admitted deferred asset or deferred liability, and amortized through realized capital gains and losses over the remaining term of the interest rate sensitive variable annuity, not to exceed 10 years. The Company is also required to record a special surplus allocation of an amount equal to the deferred asset and deferred liability from unassigned surplus. Changes in the fair value of the derivative that is not attributable to the hedge risk should be recorded in unrealized gains and losses. The Company will be required to disclose information about the derivative and related hedged items. The Company is currently evaluating this guidance, but it’s not expected to have a material impact on its financial statements.

In August 2019, the NAIC adopted modifications to SSAP No. 51R, Life Contracts, to incorporate references to the Valuation Manual and to facilitate the implementation of principles-based reserving (PBR). The adoption, effective January 1, 2020, only applies to certain annuity products and includes inforce policies issued after 1980. The Company currently uses formulas and assumptions to determine reserves as prescribed by state laws and regulations. Under PBR, the aggregate reserve for contracts falling within the scope of these requirements shall equal the stochastic reserve plus the additional standard projection amount less the projected IMR included in the starting assets. These requirements constitute the CARVM for all contracts encompassed by the scope. The modifications are not expected to have a material effect on the Company’s total annuity reserves and surplus in the financial statements.

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4.	Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company’s financial instruments:

	December 31, 2019
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$4,361	$4,944	$—	$4,944	$—
All other governments	1,589	1,762	—	1,693	69
States, territories and possessions	547	603	—	603	—
Political subdivisions	517	569	—	569	—
Special revenue	5,807	6,594	—	6,584	10
Industrial and miscellaneous	82,586	88,206	10	48,715	39,481
Parent, subsidiaries and affiliates	6,500	6,658	—	381	6,277
Preferred stocks	749	787	11	—	776
Common stocks - subsidiaries and affiliates	282	282	162	—	120
Common stocks - unaffiliated	1,185	1,185	917	—	268
Mortgage loans - commercial	24,163	25,090	—	—	25,090
Mortgage loans - residential	3,310	3,304	—	—	3,304
Derivatives:
Interest rate swaps	10,571	11,983	—	11,983	—
Options	575	575	40	535	—
Currency swaps	880	880	—	880	—
Forward contracts	11	11	—	11	—
Credit default swaps	22	31	—	31	—
Financial futures	5	5	5	—	—
Cash, cash equivalents and short-term investments	3,793	3,793	206	3,587	—
Separate account assets	70,230	70,230	48,151	21,113	966
Financial liabilities:
Guaranteed interest contracts	9,815	9,909	—	—	9,909
Group annuity contracts and other deposits	17,963	18,600	—	—	18,600
Individual annuity contracts	8,338	10,317	—	—	10,317
Supplementary contracts	1,185	1,186	—	—	1,186
Repurchase agreements	3,834	3,834	—	3,834	—
Commercial paper	250	250	—	250	—
Derivatives:
Interest rate swaps	9,124	9,972	—	9,972	—
Options	2	2	2	—	—
Currency swaps	212	212	—	212	—
Forward contracts	158	158	—	158	—
Financial futures	112	112	112	—	—

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $16,689 million.

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	December 31, 2018
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$5,854	$6,193	$—	$6,193	$—
All other governments	1,487	1,481	—	1,415	66
States, territories and possessions	614	647	—	647	—
Political subdivisions	547	571	—	571	—
Special revenue	5,927	6,421	—	6,412	9
Industrial and miscellaneous	75,124	74,538	10	42,695	31,833
	7,526	7,570	—	1,172	6,398
Preferred stocks	744	734	12	—	722
Common stocks - subsidiaries and affiliates	398	398	233	—	165
Common stocks - unaffiliated	500	500	194	—	306
Mortgage loans - commercial	22,357	22,794	—	—	22,794
Mortgage loans - residential	1,267	1,211	—	—	1,211
Derivatives:
Interest rate swaps	6,629	6,858	—	6,858	—
Options	911	911	—	911	—
Currency swaps	843	843	—	843	—
Forward contracts	106	113	—	113	—
Credit default swaps	18	6	—	6	—
Interest rate caps and floors	18	18	—	18	—
Financial futures	216	216	—	216	—
Cash, cash equivalents and short-term investments	4,318	4,318	175	4,143	—
Separate account assets	64,478	64,478	41,358	22,569	551
Financial liabilities:
Guaranteed interest contracts	8,825	8,729	—	—	8,729
Group annuity contracts and other deposits	17,863	17,951	—	—	17,951
Individual annuity contracts	8,131	8,925	—	—	8,925
Supplementary contracts	1,178	1,179	—	—	1,179
Repurchase agreements	4,768	4,768	—	4,768	—
Commercial paper	250	250	—	250	—
Derivatives:
Interest rate swaps	4,647	5,111	—	5,111	—
Options	5	5	—	5	—
Currency swaps	232	232	—	232	—
Forward contracts	12	28	—	28	—
Credit default swaps	2	3	—	3	—
Financial futures	14	14	—	14	—

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $11,929 million.

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

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Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments, and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as London Inter-Bank Offered Rate (LIBOR), cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

The fair value of group annuity contracts and other deposits is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay’s Aggregate Bond Index, subject to certain adjustments, and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, guaranteed interest contracts and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company’s asset/liability management analysis.

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The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$10	$143	$111	$264
Preferred stocks	—	—	13	13
Common stocks - subsidiaries and affiliates	162	—	120	282
Common stocks - unaffiliated	917	—	268	1,185
Derivatives:
Interest rate swaps	—	10,571	—	10,571
Options	40	535	—	575
Currency swaps	—	880	—	880
Forward contracts	—	11	—	11
Financial futures	5	—	—	5
Separate account assets	48,151	21,113	966	70,230
Total financial assets carried at fair value	$49,285	$33,253	$1,478	$84,016

Financial liabilities:
Derivatives:
Interest rate swaps	$—	$9,124	$—	$9,124
Options	2	—	—	2
Currency swaps	—	212	—	212
Forward contracts	—	158	—	158
Financial futures	112	—	—	112
Total financial liabilities carried at fair value	$114	$9,494	$—	$9,608

For the year ended December 31, 2019, the Company does not have any financial instruments that were carried at NAV as a practical expedient.

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The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	10	30	64	104
Parent, subsidiaries and affiliates	—	82	66	148
Common stocks - subsidiaries and affiliates	233	—	165	398
Common stocks - unaffiliated	194	—	306	500
Derivatives:
Interest rate swaps	—	6,629	—	6,629
Options	—	911	—	911
Currency swaps	—	843	—	843
Interest rate caps and floors	—	18	—	18
Forward contracts	—	106	—	106
Financial futures	—	216	—	216
Separate account assets	41,358	22,569	551	64,478
Total financial assets carried at fair value	$41,795	$31,404	$1,152	$74,351

Financial liabilities:
Derivatives:
Interest rate swaps	$—	$4,647	$—	$4,647
Options	—	5	—	5
Currency swaps	—	232	—	232
Forward contracts	—	12	—	12
Financial futures	—	15	—	15
Total financial liabilities carried at fair value	$—	$4,911	$—	$4,911

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes and the level of market activity may result in a reclassification of certain financial assets or liabilities between fair value hierarchy classifications. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur.

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

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Separate account assets – These assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), and derivatives. Their fair values are determined as follows:

Bonds (Industrial and miscellaneous) – These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer ratings, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issuances that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit−related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) – These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Derivative assets and liabilities – These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily on quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps and LIBOR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company’s valuation techniques.

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The following presents changes in the Company’s Level 3 assets carried at fair value:

		Gains	Losses
	Balance	(Losses)	(Gains)								Balance
	as of	in Net	in					Transfers			as of
	1/1/19	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/19
	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$64	$(1)	$(2)	$28	$1	$—	$(5)	$2	$—	$24	$111
Parent, subsidiaries, and affiliates	66	—	—	—	—	—	—	—	(8)	(58)	—
Preferred stocks	—	—	(1)	2	—	—	—	—	—	12	13
Common stocks - subsidiaries and affiliates	165	1	(41)	1	—	—	(6)	—	—	—	120
Common stocks - unaffiliated	306	18	9	4	—	(60)	(9)	—	—	—	268
Separate account assets	551	42	(1)	797	—	(423)	—	—	—	—	966
Total financial assets	$1,152	$60	$(36)	$832	$1	$(483)	$(20)	$2	$(8)	$(22)	$1,478

Other transfers include assets that are either no longer carried at fair value, or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis. Industrial and miscellaneous bonds in other contain assets that are now carried at fair value due to ratings changes and assets are no longer carried at fair value where the fair value is now higher than the book value.

		Gains	Losses
	Balance	(Losses)	(Gains)								Balance
	as of	in Net	in					Transfers			as of
	1/1/18	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/18
	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$55	$(4)	$(5)	$—	$1	$—	$(9)	$—	$—	$26	$64
Parent, subsidiaries, and affiliates	61	4	(7)	9	—	—	(6)	5		—	66
Preferred stocks	2	—	—	—	—	—	—	—	—	(2)	—
Common stocks - subsidiaries and affiliates	110	—	41	5	6	—	(10)	9	—	4	165
Common stocks - unaffiliated	311	6	14	16	3	—	(44)	—	—	—	306
Derivatives:
Currency swaps	1	—	—	—	—	—	—	—	(1)	—	—
Separate account assets	709	7	1	112	—	(278)	—	—	—	—	551
Total financial assets	$1,249	$13	$44	$142	$10	$(278)	$(69)	$14	$(1)	$28	$1,152

Financial liabilities Derivatives:
Currency swaps	$8	—	—	—	—	—	—	—	(8)	—	$—

Level 3 transfers in are assets that are consistently carried at fair value but have had a level change. Common stocks unaffiliated assets were transferred from Level 2 to Level 3 due to a change in the observability of pricing inputs, at the beginning fair value for the reporting period.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2019
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(In Millions)

U.S. government and agencies	$4,361	$585	$2	$4,944
All other governments	1,589	174	1	1,762
States, territories and possessions	547	56	—	603
Political subdivisions	517	52	—	569
Special revenue	5,807	789	2	6,594
Industrial and miscellaneous	82,586	5,900	280	88,206
Parent, subsidiaries and affiliates	6,500	158	—	6,658
Total	$101,907	$7,714	$285	$109,336

The December 31, 2019 gross unrealized losses exclude $26 million of losses included in the carrying value. These losses include $25 million from NAIC Class 6 bonds and $1 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

	December 31, 2018
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(In Millions)

U.S. government and agencies	$5,854	$360	$21	$6,193
All other governments	1,487	29	35	1,481
States, territories and possessions	614	35	2	647
Political subdivisions	547	27	3	571
Special revenue	5,927	517	23	6,421
Industrial and miscellaneous	75,124	1,337	1,923	74,538
Parent, subsidiaries and affiliates	7,526	112	68	7,570
Total	$97,079	$2,417	$2,075	$97,421

The December 31, 2018 gross unrealized losses exclude $30 million of losses included in the carrying value. These losses include $28 million from NAIC Class 6 bonds and $2 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

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The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use outside modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS:

		December 31,
		2019		2018
NAIC	Equivalent Rating	Carrying	% of	Carrying	% of
Class	Agency Designation	Value	Total	Value	Total
		($ In Millions)

1	Aaa/ Aa/ A	$52,828	52%	$53,587	55%
2	Baa	38,740	38	36,789	38
3	Ba	6,214	6	2,852	3
4	B	1,747	2	2,005	2
5	Caa and lower	1,907	2	1,495	2
6	In or near default	471	—	351	—
	Total	$101,907	100%	$97,079	100%

The following summarizes NAIC ratings for RMBS and CMBS investments subject to NAIC modeling:

	December 31,
	2019				2018
	RMBS		CMBS		RMBS		CMBS
NAIC	Carrying	% of	Carrying	% of	Carrying	% of	Carrying	% of
Class	Value	Total	Value	Total	Value	Total	Value	Total
	($ In Millions)

1	$1,100	92%	$2,474	88%	$968	100%	$2,109	95%
2	92	8	213	8	—	—	23	1
3	—	—	42	1	—	—	—	—
4	—	—	21	1	—	—	11	1
5	—	—	35	1	—	—	48	2
6	—	—	40	1	—	—	24	1
	$1,192	100%	$2,825	100%	$968	100%	$2,215	100%

The following is a summary of the carrying value and fair value of bonds as of December 31, 2019 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	Carrying	Fair
	Value	Value
	(In Millions)

Due in one year or less	$2,787	$2,816
Due after one year through five years	21,355	22,051
Due after five years through ten years	22,965	24,455
Due after ten years	54,800	60,014
Total	$101,907	$109,336

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended
	December 31,
	2019	2018	2017
	(In Millions)

Proceeds from sales	$13,979	$10,742	$6,669
Gross realized capital gains from sales	256	151	114
Gross realized capital losses from sales	(96)	(199)	(153)

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2019
	Less Than 12 Months			12 Months or Longer
			Number			Number
	Fair	Unrealized	of	Fair	Unrealized	of
	Value	Losses	Issuers	Value	Losses	Issuers
	($ In Millions)

U.S. government and agencies	$49	$1	6	$31	$1	6
All other governments	32	—	10	16	—	5
States, territories and possessions	46	—	5	—	—	—
Political subdivisions	6	—	3	—	—	—
Special revenue	83	1	36	27	1	12
Industrial and miscellaneous	4,995	82	699	7,616	225	559
Parent, subsidiaries and affiliates	155	—	1	13	—	1
Total	$5,366	$84	760	$7,703	$227	583

The December 31, 2019 gross unrealized losses include $26 million of losses included in the carrying value. These losses include $25 million from NAIC Class 6 bonds and $1 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2018
	Less Than 12 Months			12 Months or Longer
			Number			Number
	Fair	Unrealized	of	Fair	Unrealized	of
	Value	Losses	Issuers	Value	Losses	Issuers
	($ In Millions)

U.S. government and agencies	$10	$—	7	$1,459	$21	14
All other governments	586	20	35	255	16	22
States, territories and possessions	9	—	2	88	2	5
Political subdivisions	23	—	4	115	2	7
Special revenue	362	5	52	534	18	96
Industrial and miscellaneous	29,105	865	1,748	16,852	1,071	1,145
Parent, subsidiaries and affiliates	2,146	37	25	3,582	48	8
Total	$32,241	$927	1,873	$22,885	$1,178	1,297

The December 31, 2018 gross unrealized losses include $30 million of losses included in the carrying value. These losses include $30 million from NAIC Class 6 bonds and primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2019 and 2018, management has not deemed these unrealized losses to be other than temporary because the investment’s carrying value is expected to be realized and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

As of December 31, 2019, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $7,496 million. Securities in an unrealized loss position for less than 12 months had a fair value of $2,268 million and unrealized losses of $24 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $5,228 million and unrealized losses of $92 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2018, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $9,992 million. Securities in an unrealized loss position for less than 12 months had a fair value of $7,859 million and unrealized losses of $141 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $2,133 million and unrealized losses of $78 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the 12 months ended December 31, 2019 or 2018, that were reacquired within 30 days of the sale date.

The Company had assets on deposit with government authorities or trustees, as required by law, in the amount of $10 million as of December 31, 2019, and $9 million as of December 31, 2018.

Residential mortgage-backed exposure

Residential mortgage-backed securities (RMBS) are included in the U.S. government and agencies, special revenue, and industrial and miscellaneous bond categories. The Alt-A category includes option adjustable-rate mortgages and the subprime category includes ’scratch and dent’ or reperforming pools, high loan-to-value pools, and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2019, RMBS had a total carrying value of $1,780 million and a fair value of $1,892 million, of which approximately 18%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $883 million and a fair value of $945 million. As of December 31, 2018, RMBS had a total carrying value of $1,287 million and a fair value of $1,395 million, of which approximately 20%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $472 million and a fair value of $553 million. .

During the year ended December 31, 2019, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2019, total leveraged loans and leveraged loan CDOs had a carrying value of $14,133 million and a fair value of $14,209 million, of which approximately 80%, based on carrying value, were domestic leveraged loans and CDOs. As of December 31, 2018, total leveraged loans and leveraged loan CDOs had a carrying value of $12,376 million and a fair value of $12,290 million, of which approximately 82%, based on carrying value, were domestic leveraged loans and CDOs.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower’s risk profile and ability to refinance and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $ 2,827 million and fair value of $ 2,932 million as of December 31, 2019 and a carrying value of $ 2,231 million and fair value of $ 2,238 million as of December 31, 2018.

b.	Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,
	2019	2018
	(In Millions)

Carrying value	$749	$744
Gross unrealized gains	52	28
Gross unrealized losses	(15)	(38)
Fair value	$786	$734

As of December 31, 2019, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $133 million in three issuers, $131 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2018, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $507 million in 11 issuers, $506 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2019 or 2018.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

with carrying values of $684 million as of December 31, 2019 and $681 million as of December 31, 2018.

c.	Common stocks – subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life, which primarily provides fixed and variable annuities and universal life insurance business, and MML Bay State, a subsidiary of C.M. Life, which primarily issues variable life and bank-owned life insurance (BOLI) policies.

Summarized below is certain combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for the Years Ended
	December 31,
	2019	2018	2017
	(In Millions)

Total revenue	$792	$782	$691
Net income	130	105	82
Assets	13,463	12,863	13,323
Liabilities	11,728	11,226	11,750
Shareholder’s equity	1,735	1,637	1,573

MMHLLC, a wholly-owned subsidiary of the Company, is the parent of subsidiaries that include Barings LLC (Barings) and deals in markets that include retail and institutional asset management entities and registered broker dealers.

The MMHLLC statutory carrying value was $13.9 billion as of December 31, 2019 and $9.3 billion as of December 31, 2018.

MMHLLC declared $500 million of dividends, of which $300 million was paid to MassMutual for the year ended December 31, 2019 and declared $900 million of dividends, of which $250 million was paid for the year ended December 31, 2018 and declared and paid $425 million for the year ended December 31, 2017.

MassMutual contributed capital of $290 million to MMHLLC for the year ended December 31, 2019 and $343 million for the year ended December 31, 2018.

Summarized below is certain U.S. GAAP financial information for MMHLLC:

	As of and for the Years Ended
	December 31,
	2019			2018			2017
	(In Billions)
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Total revenue	$3.6	$5.2	$8.8	$3.1	$2.2	$5.3	$2.8	$1.9	$4.7
Net income	0.9	3.5	4.4	0.5	0.5	1.0	0.4	0.4	0.8
Assets	22.9	—	22.9	16.5	2.6	19.1	14.7	2.4	17.1
Liabilities	8.3	—	8.3	7.5	0.8	8.3	5.7	0.9	6.6
Member’s equity	14.6	—	14.6	10.8	—	10.8	10.5	—	10.5

34

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiaries of MMHLLC are involved in litigation and investigations arising in the ordinary course of their business, which seek compensatory damages, punitive damages and equitable remedies. Although the Company is not aware of any actions or allegations that reasonably could give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s Statutory Statements of Changes in Surplus for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s changes in surplus for the period.

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For the domestic life insurance subsidiaries, substantially all of their statutory shareholder’s equity of $1,735 million as of December 31, 2019 was subject to dividend restrictions imposed by the State of Connecticut.

On May 24, 2019, an indirectly wholly owned subsidiary of MassMutual, MM Asset Management Holding LLC (MMAMH) executed the sale of its retail asset management affiliate, Oppenheimer Acquisition Corp. (OAC), to Invesco Ltd (Invesco), a global asset manager. Under the terms of the sale, MMAMH and OAC employee shareholders received 81.8 million of Invesco common shares and $4.0 billion in perpetual, non-cumulative preference shares with a fixed cash dividend rate of 5.9%. MMAMH is a directly wholly owned subsidiary of MMHLLC. In turn, at the time of the transaction, MMAMH received a 15.7% common equity interest in post transaction Invesco and MMAMH entered into a shareholder agreement pursuant to which MMAMH has customary minority shareholder rights, including the appointment of a director to Invesco’s board of directors. MassMutual’s investment in MMHLLC was increased from the impact of this sale through change in unrealized capital gains of $3,361 million, with an approximate net increase to surplus of $2,500 million.

MMI, a wholly-owned subsidiary of the Company, includes investments in international life insurance companies. On December 31, 2018, MMI was transferred from Common stocks - subsidiaries and affiliates to Partnerships and limited liability companies due to the sale of majority interests in two international life insurance operating subsidiaries in 2018.

MMI completed the sale of MassMutual Asia Limited (MM Asia) to Yunfeng Financial Group (Yunfeng FG) and several Asia-based investors. Under the terms of the agreement, MMI received $1,012 million in cash and 800 million shares of Yunfeng FG, which represented approximately 24.8% ownership at the time of the close. In turn, Yunfeng FG held, at the time of closing, a 60% interest in MM Asia and the other investors held the remainder. The transaction was signed and announced in August 2017.

In March 2018, MassMutual and MMI entered into an agreement to sell 85.1% of MassMutual Life Insurance Company in Japan (MM Japan), a wholly-owned life insurance and wealth management subsidiary of MMI, to Nippon Life. MMI estimated the fair value of the retained portion of MM Japan based upon an internal valuation model. The sale of MM Japan closed in May 2018. MMI received $960 million in cash proceeds from the sale.

The amount of the proceeds from the sale of MM Japan and MM Asia was less than MMI’s book value. As such, MMI’s book value was reduced to an estimated fair value of $2,700 million and an impairment of $1,257 million was recorded in net realized capital gains (losses) in 2018.

MassMutual contributed additional capital of $214 million to MMI during the year ended December 31, 2018. During the year ended December 31, 2018, MassMutual received $1,583 million as a return of capital from MMI.

For further information on related party transactions with subsidiaries and affiliates, see Note 17. “Related party transactions”.

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d.	Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2019	2018
	(In Millions)

Adjusted cost basis	$1,076	$453
Gross unrealized gains	155	84
Gross unrealized losses	(46)	(37)
Carrying value	$1,185	$500

As of December 31, 2019, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $273 million in 95 issuers, $123 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2018, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $98 million in 75 issuers, $51 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2019 or 2018.

The Company held common stocks, for which the transfer of ownership was restricted by contractual requirements, with carrying values of $112 million as of December 31, 2019 and $159 million as of December 31, 2018.

e.	Mortgage loans

Mortgage loans comprised commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of real estate properties throughout the U.S., the United Kingdom and Canada. The Company holds commercial mortgage loans for which it is the primary lender or a participant or co-lender in a mortgage loan agreement and mezzanine loans that are subordinate to senior secured first liens. The Company’s loan agreements with the senior lender contain negotiated provisions that are designed to maximize the Company’s influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

Residential mortgage loans include seasoned pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2019 and 2018, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant collateral concentrations in any particular geographic region as of December 31, 2019 or 2018.

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The carrying value and fair value of the Company’s mortgage loans were as follows:

	December 31, 2019		December 31, 2018
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(In Millions)
Commercial mortgage loans:
Primary lender	$24,163	$25,090	$22,287	$22,723
Mezzanine loans	—	—	70	71
Total commercial mortgage loans	24,163	25,090	22,357	22,794

Residential mortgage loans:
FHA insured and VA guaranteed	2,590	2,581	1,263	1,207
Other residential loans	720	723	4	4
Total residential mortgage loans	3,310	3,304	1,267	1,211
Total mortgage loans	$27,473	$28,394	$23,624	$24,005

As of December 31, 2019 and December 31, 2018, the loan-to-value ratios of 99% of the Company’s commercial mortgage loans were less than 81%.

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio rating, translated into the equivalent rating agency designation:

	December 31, 2019
					CCC and
	AAA/AA/A	BBB	BB	B	Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$12,176	$10,373	$1,466	$120	$28	$24,163
Total commercial mortgage loans	12,176	10,373	1,466	120	28	24,163
Residential mortgage loans:
FHA insured and VA guaranteed	2,590	—	—	—	—	2,590
Other residential loans	67	653	—	—	—	720
Total residential mortgage loans	2,657	653	—	—	—	3,310
Total mortgage loans	$14,833	$11,026	$1,466	$120	$28	$27,473

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	December 31, 2018
	AAA/AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$10,903	$10,314	$874	$168	$28	$22,287
Mezzanine loans	—	—	70	—	—	70
Total commercial mortgage loans	10,903	10,314	944	168	28	22,357
Residential mortgage loans:
FHA insured and VA guaranteed	1,263	—	—	—	—	1,263
Other residential loans	4	—	—	—	—	4
Total residential mortgage loans	1,267	—	—	—	—	1,267
Total mortgage loans	$12,170	$10,314	$944	$168	$28	$23,624

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 81.2% as of December 31, 2019 and 81.6% as of December 31, 2018.

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2019
	Carrying Value	Average Loan-to-Value Ratio
	($ In Millions)

California	$5,678	48%
New York	2,396	49%
United Kingdom	2,445	51%
Illinois	2,152	52%
Texas	1,961	53%
Washington	1,514	49%
District of Columbia	1,184	53%
All other	6,833	52%
Total commercial mortgage loans	$24,163	51%

All other consists of 30 jurisdictions, with no individual exposure exceeding $970 million.

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	December 31, 2018
	Carrying Value	Average Loan-to-Value Ratio
	($ In Millions)

California	$5,304	50%
New York	2,470	49%
United Kingdom	2,024	48%
Illinois	1,934	49%
Texas	1,818	55%
Washington	1,383	48%
District of Columbia	1,137	53%
All other	6,287	52%
Total commercial mortgage loans	$22,357	51%

All other consists of 28 jurisdictions, with no individual exposure exceeding $818 million.

Interest rates, including fixed and variable, on the Company’s portfolio of mortgage loans were:

	Years Ended December 31
	2019		2018

	Low	High	Low	High

Commercial mortgage loans	3.0%	10.0%	3.1%	10.6%
Residential mortgage loans	3.3%	10.0%	3.0%	11.4%
Mezzanine mortgage loans	—%	—%	11.4%	12.0%

Interest rates, including fixed and variable, on new mortgage loans were:

	Years Ended December 31,
	2019		2018

	Low	High	Low	High

Commercial mortgage loans	3.0%	8.7%	3.7%	8.9%
Residential mortgage loans	4.2%	6.1%	3.7%	4.6%

As of December 31, 2019 and December 31, 2018, the Company had no impaired mortgage loans with or without a valuation allowance or mortgage loans derecognized as a result of foreclosure, including mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction or mortgage loan derecognized as a result of a foreclosure.

As of December 31, 2019 and 2018, the Company had no valuation allowance recorded for commercial mortgage loans.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company did not hold any restructured mortgage loans, mortgage loans with principal or interest past due, or mortgage loans with suspended interest accruals as of December 31, 2019 or 2018. The carrying value of commercial mortgage loans subject to a participant or co-lender mortgage loan agreement was $657 million as of December 31, 2019 and $665 million as of December 31, 2018.

f.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2019	2018
	(In Millions)

Held for the production of income	$1,784	$1,898
Accumulated depreciation	(711)	(721)
Encumbrances	(924)	(904)
Held for the production of income, net	149	273

Held for sale	—	48
Accumulated depreciation	—	(1)
Encumbrances	—	(27)
Held for sale, net	—	20

Occupied by the Company	441	411
Accumulated depreciation	(232)	(216)
Occupied by the Company, net	209	195

Total real estate	$358	$488

Depreciation expense on real estate was $91 million for the year ended December 31, 2019, $84 million for the year ended December 31, 2018 and $102 million for the year ended December 31, 2017.

g.	Partnerships and limited liability companies

The carrying value of partnership and LLC holdings by annual statement category were:

	December 31,
	2019	2018
	(In Millions)
Joint venture interests:
Common stocks - subsidiaries and affiliates	$3,130	$3,108
Common stocks - unaffiliated	2,098	1,950
Real estate	1,183	1,309
Bonds/preferred stock	1,064	957
Other	274	280
LIHTCs	242	287
Mortgage loans	673	409
Surplus notes	348	299
Total	$9,012	$8,599

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

On December 31, 2018, MMI was transferred to Partnerships and limited liability companies from Common stocks - subsidiaries and affiliates. Refer to Note 5c. Common Stocks – subsidiaries and affiliates for additional details on MMI.

The Company held three affiliated partnerships and limited liability companies in a loss position with accumulated losses of $57 million as of December 31, 2019, and nine affiliated partnerships and limited liability companies in a loss position with accumulated losses of $43 million as of December 31, 2018.

The Company’s unexpired tax credits expire within a range of less than 1 year to 13 years.

The Company recorded tax credits on these investments of $45 million for the year ended December 31, 2019 and $47 million for the year ended December 31, 2018. The minimum holding period required for the Company’s LIHTC investments extends from 1 year to 15 years.

For determining impairments for LIHTC investments, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 1.5% for future benefits of two years to 1.8% for future benefits of ten or more years, and compares the result to its current carry value. The Company recorded $2 million of impairments for the year ended December 31, 2019. The Tax Cuts and Jobs Act, enacted into law on December 22, 2017, reduced the statutory federal tax rate from 35% to 21%, effective January 1, 2018. Due to this law change, impairments of $5 million were recorded for the year ended December 31, 2018.

There were no write-downs or reclassifications of LIHTC partnerships made during the years ended December 31, 2019 or December 31, 2018, due to forfeiture or ineligibility of tax credits or similar issues. In addition, there are no LIHTC investments subject to regulatory review for the years ended December 31, 2019 or 2018.

h.	Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create synthetic investments. These synthetic investments are created when they are economically more attractive than the actual instrument or when similar instruments are unavailable. Synthetic investments are created either to hedge and reduce the Company’s credit and foreign currency exposure or to create an investment in a particular asset. The Company held synthetic investments with a notional amount of $17,979 million as of December 31, 2019 and $15,522 million as of December 31, 2018. These notional amounts included replicated asset transaction values of $16,039 million as of December 31, 2019 and $13,582 million as of December 31, 2018, as defined under statutory accounting practices as the result of pairing of a long derivative contract with cash instruments.

The Company’s derivative strategy employs a variety of derivative financial instruments, including: interest rate, currency, equity, bond, and credit default swaps; options; forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by statutory accounting practices, the Company intentionally has not applied hedge accounting.

Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be

41

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options for the purpose of managing interest rate risks in its assets and liabilities.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in risk-based capital (RBC) calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio consists mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDB and VAGLB.

The Company utilizes certain other agreements including forward contracts and financial futures. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus, accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Forward contracts and financial futures are used by the Company to reduce exposures to various risks including interest rates and currency rates.

The Company’s principal derivative exposures to market risk are interest rate risk, which includes inflation and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as a result of changes in market interest rates. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company regularly monitors counterparty credit ratings, derivative positions, valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized, and monitors its derivative credit exposure as part of its overall risk management program.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse. Certain interest rate swaps and credit default swaps are considered cleared transactions. These cleared transactions require initial and daily variation margin collateral postings. These agreements allow for contracts in a positive position, in which amounts are due to the Company, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s credit exposure.

Net collateral pledged by the counterparties was $2,270 million as of December 31, 2019 and $2,491 million as of December 31, 2018. In the event of default, the full market value exposure at risk in a net gain position, net of offsets and collateral, was $51 million as of December 31, 2019 and $146 million as of December 31, 2018. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $412 million as of December 31, 2019 and $695 million as of December 31, 2018.

The Company had the right to rehypothecate or repledge securities totaling $1,126 million of the $2,270 million as of December 31, 2019 and $709 million of the $2,491 million as of December 31, 2018 of net collateral pledged by counterparties. There were no securities rehypothecated to other counterparties as of December 31, 2019 or December 31, 2018.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2019
	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	Value	Amount	Value	Amount
	(In Millions)

Interest rate swaps	$10,571	$88,850	$9,124	$113,150
Options	575	19,360	2	3
Currency swaps	880	10,727	212	5,511
Forward contracts	11	2,220	158	8,055
Credit default swaps	22	1,185	—	34
Financial futures	5	291	112	2,974
Total	$12,064	$122,633	$9,608	$129,727

	December 31, 2018
	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	Value	Amount	Value	Amount
	(In Millions)

Interest rate swaps	$6,629	$88,214	$4,647	$86,096
Options	911	19,657	5	3
Currency swaps	843	8,976	232	4,022
Interest rate caps and floors	18	8,465	—	—
Forward contracts	106	6,642	12	3,633
Credit default swaps	18	1,135	2	104
Financial futures	216	3,036	14	291
Total	$8,741	$136,125	$4,912	$94,149

The average fair value of outstanding derivative assets was $12,321 million for the year ended December 31, 2019 and $8,616 million for the year ended December 31, 2018. The average fair value of outstanding derivative liabilities was $8,686 million for the year ended December 31, 2019 and $5,423 million for the year ended December 31, 2018.

The following summarizes the notional amounts of the Company’s credit default swaps by contractual maturity:

	December 31,
	2019	2018
	(In Millions)

Due in one year or less	$9	$20
Due after one year through five years	1,210	1,219
Total	$1,219	$1,239

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company’s gross notional interest rate swap positions:

	December 31,
	2019	2018
	(In Millions)

Open interest rate swaps in a fixed pay position	$94,420	$91,240
Open interest rate swaps in a fixed receive position	103,960	81,605
Other interest related swaps	3,620	1,465
Total interest rate swaps	$202,000	$174,310

The following summarizes the Company’s net realized gains (losses) on closed contracts and change in net unrealized gains (losses) related to market fluctuations on open contracts by derivative type:

	Year Ended
	December 31, 2019
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)

Interest rate swaps	$172	$(533)
Currency swaps	25	57
Options	(30)	(273)
Credit default swaps	13	—
Interest rate caps and floors	—	(6)
Forward contracts	228	(239)
Financial futures	524	(309)
Total	$932	$(1,303)

	Year Ended
	December 31, 2018
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)

Interest rate swaps	$(105)	$(390)
Currency swaps	37	795
Options	(38)	112
Credit default swaps	12	2
Interest rate caps and floors	(3)	6
Forward contracts	175	170
Financial futures	(316)	200
Total	$(238)	$895

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended
	December 31, 2017
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)

Interest rate swaps	$(224)	$202
Currency swaps	94	(1,082)
Options	(172)	(151)
Credit default swaps	23	—
Forward contracts	(147)	(72)
Financial futures	112	1
Total	$(314)	$(1,102)

The following summarizes gross and net information of derivative assets and liabilities, along with collateral posted in connection with master netting agreements:

	December 31, 2019			December 31, 2018
	Derivative	Derivative		Derivative	Derivative
	Assets	Liabilities	Net	Assets	Liabilities	Net
	(In Millions)

Gross	$12,064	$9,608	$2,456	$8,741	$4,912	$3,829
Due and accrued	807	1,894	(1,087)	839	1,899	(1,060)
Gross amounts offset	(9,458)	(9,458)	—	(6,034)	(6,034)	—
Net asset	3,413	2,044	1,369	3,546	777	2,769
Collateral posted	(4,407)	(2,137)	(2,270)	(3,657)	(1,166)	(2,491)
Net	$(994)	$(93)	$(901)	$(111)	$(389)	$278

i.	Repurchase agreements

The Company had repurchase agreements with carrying values of $3,834 million as of December 31, 2019 and $4,768 million as of December 31, 2018. As of December 31, 2019, the maturities of these agreements ranged from January 3, 2020 through February 14, 2020 and the interest rates ranged from 1.78% to 2.05%. The outstanding amounts were collateralized by cash and bonds with a carrying value of $3,846 million as of December 31, 2019 and $4,794 million as of December 31, 2018.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

j.	Net investment income

Net investment income, including IMR amortization, comprised the following:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)

Bonds	$4,417	$4,062	$3,712
Preferred stocks	38	35	17
Common stocks - subsidiaries and affiliates	503	910	436
Common stocks - unaffiliated	40	43	39
Mortgage loans	1,084	997	928
Policy loans	927	857	797
Real estate	128	110	159
Partnerships and LLCs	878	1,030	658
Derivatives	335	313	305
Cash, cash equivalents and short-term investments	78	71	42
Other	40	6	2
Subtotal investment income	8,468	8,434	7,095
Amortization of the IMR	11	64	113
Investment expenses	(786)	(724)	(666)
Net investment income	$7,693	$7,774	$6,542

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

k.	Net realized capital (losses) gains

Net realized capital losses, which include other-than-temporary impairments (OTTI) and are net of deferral to the IMR, comprised the following:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)

Bonds	$56	$(169)	$(102)
Preferred stocks	—	—	(6)
Common stocks - subsidiaries and affiliates	1	(1,242)	27
Common stocks - unaffiliated	31	92	(9)
Mortgage loans	3	(1)	(27)
Real estate	33	168	68
Partnerships and LLCs	40	(57)	(87)
Derivatives	932	(238)	(314)
Other	3	(29)	(135)
Net realized capital gains (losses) before federal and state taxes and deferral to the IMR	1,099	(1,476)	(585)
Net federal and state tax (expense) benefit	(116)	48	175
Net realized capital gains (losses) before deferral to the IMR	983	(1,428)	(410)
Net after tax (gains) losses deferred to the IMR	(1,020)	384	(12)
Net realized capital (losses)	$(37)	$(1,044)	$(422)

IMR had a liability balance of $438 million as of December 31, 2019 and a nonadmitted asset balance of $563 million as of December 31, 2018. Refer to Note 14. “Surplus notes” for information on the other realized capital loss.

OTTI, included in the realized capital losses, consisted of the following:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)

Bonds	$(103)	$(121)	$(64)
Preferred stock	—	—	(6)
Common stocks- subsidiaries and affiliates	—	(1,259)	—
Common stocks - unaffiliated	(8)	(12)	(62)
Partnerships and LLCs	(86)	(62)	(53)
Total OTTI	$(197)	(1,454)	(185)

The Company recognized OTTI of $3 million for the year ended December 31, 2019 and less than $1 million for the year ended December 31, 2018 on structured and loan-backed securities, which are included in bonds, primarily due to the present value of expected cash flows being less than the amortized cost.

The Company utilized internally-developed models to determine less than 1% of the $103 million of bond OTTI for the year ended December 31, 2019, less than 1% of the $121 million of bond OTTI for the year ended December 31,

47

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

2018 and less than 1% of the $64 million of bond OTTI for the year ended December 31, 2017. The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for more information on assumptions and inputs used in the Company’s OTTI models.

Refer to Note 20. “Impairment listing for loan-backed and structured securities” for a CUSIP level list of impaired structured securities where the present value of cash flows expected to be collected is less than the amortized cost basis.

6.	Federal income taxes

On December 22, 2017, the president signed into law H.R. 1/Public Law 115-97, commonly known as the Act. The Act contains several key provisions that have significant financial statement effects in both the current and prior reporting periods. Effective January 1, 2018, the Act reduced the corporate tax rate to 21 percent, eliminated the corporate alternative minimum tax, increased the capitalization rates for determining deferred acquisition costs and extended the amortization period, modified the life company proration rules, reduced the dividends received deduction applicable to corporate shareholders, and modified the net operating loss deduction applicable to corporate taxpayers.

The Act revised the computation of life insurance tax reserves to be the greater of the net surrender value of a contract and 92.81 percent of statutory reserves, effective for taxable years beginning after December 31, 2017. A transition rule requires life insurers to evenly spread the difference between the prior year end reserves computed on the old basis and those computed on the new basis over eight years as either income or a deduction. The transition amount, as adjusted, was a net increase to the deferred tax asset of $454 million, offset by a corresponding increase in its deferred tax liability.

The Company provides for DTAs in accordance with statutory accounting practices and has met the required threshold to utilize the three-year reversal period and 15% of surplus limitation.

48

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net DTA or deferred tax liability (DTL) recognized in the Company’s assets, liabilities and surplus is as follows:

	December 31, 2019
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$2,807	$125	$2,932
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	2,807	125	2,932
DTAs nonadmitted	—	—	—
Subtotal net admitted DTA	2,807	125	2,932
Total gross DTLs	(1,192)	(632)	(1,824)
Net admitted DTA(L)	$1,615	$(507)	$1,108

	December 31, 2018
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$2,655	$334	$2,989
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	2,655	334	2,989
DTAs nonadmitted	—	—	—
Subtotal net admitted DTA	2,655	334	2,989
Total gross DTLs	(1,548)	(458)	(2,006)
Net admitted DTA(L)	$1,107	$(124)	$983

	Change
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$152	$(209)	$(57)
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	152	(209)	(57)
DTAs nonadmitted	—	—	—
Subtotal net admitted DTA	152	(209)	(57)
Total gross DTLs	356	(174)	182
Net admitted DTA(L)	$508	$(383)	$125

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

	December 31, 2019
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$68	$68
Remaining adjusted gross DTAs expected to be realized within 3 years (lesser of 1 or 2):
1. Adjusted gross DTA to be realized	1,079	—	1,079
2. Adjusted gross DTA allowed per limitation threshold	2,663	—	2,663
Lesser of lines 1 or 2	1,079	—	1,079
Adjusted gross DTAs offset by existing DTLs	1,728	57	1,785
Total admitted DTA realized within 3 years	$2,807	$125	$2,932

	December 31, 2018
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$52	$52
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	1,019	—	1,019
2. Adjusted gross DTA allowed per limitation threshold	2,055	—	2,055
Lesser of lines 1 or 2	1,019	—	1,019
Adjusted gross DTAs offset by existing DTLs	1,636	282	1,918
Total admitted DTA realized within 3 years	$2,655	$334	$2,989

	Change
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$16	$16
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	60	—	60
2. Adjusted gross DTA allowed per limitation threshold	608	—	608
Lesser of lines 1 or 2	60	—	60
Adjusted gross DTAs offset by existing DTLs	92	(225)	(133)
Total admitted DTA realized within 3 years	$152	$(209)	$(57)

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s total realization threshold limitations are as follows:

	December 31,
	2019	2018
	($ In Millions)

Ratio percentage used to determine recovery period and threshold limitation	838%	861%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$18,351	$13,700

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs, including the impact of available carryback and carryforward periods, projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning strategies is as follows:

	December 31, 2019
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	46%	—%	46%

	December 31, 2018
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	77%	—%	77%

	Change
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	(31)%	—%	(31)%

There are no reinsurance strategies included in the Company’s tax-planning strategies.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)

Federal income tax (benefit) on operating earnings	$(18)	$(174)	$(300)
Foreign income tax expense on operating earnings	3	1	2
Total federal and foreign income tax (benefit) before impact of change in enacted legislation	(15)	(173)	(298)
Impact of change in enacted tax legislation on operating earnings	—	5	(22)
Total federal and foreign income tax benefit on operating earnings	(15)	(168)	(320)
Federal income tax (benefit) expense on net realized capital gains (losses) before impact of change in enacted legislation	116	(48)	(178)
Impact of change in enacted tax legislation on net realized capital gains (losses)	—	—	3
Total federal and foreign income tax (benefit) expense	$101	$(216)	$(495)

52

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2019	2018	Change
	(In Millions)
DTAs:
Ordinary
Reserve items	$1,238	$1,141	$97
Policy acquisition costs	572	505	67
Nonadmitted assets	310	349	(39)
Pension and compensation related items	204	184	20
Policyholders’ dividends	192	196	(4)
Investment items	137	135	2
Expense items	61	54	7
Unrealized investment losses	7	2	5
Other	86	89	(3)
Total ordinary DTAs	2,807	2,655	152
Nonadmitted DTAs	—	—	—
Admitted ordinary DTAs	2,807	2,655	152

Capital
Unrealized investment losses	120	187	(67)
Investment items	5	147	(142)
Total capital DTAs	125	334	(209)
Admitted capital DTAs	125	334	(209)

Admitted DTAs	2,932	2,989	(57)

DTLs:
Ordinary
Reserve items	424	494	(70)
Unrealized investment gains	—	416	(416)
Deferred and uncollected premium	241	227	14
Pension items	182	214	(32)
Investment items	109	—	109
Other	237	197	40
Total ordinary DTLs	1,193	1,548	(355)

Capital
Unrealized investment gains	631	458	173
Total capital DTLs	631	458	173

Total DTLs	1,824	2,006	(182)

Net admitted DTA	$1,108	$983	$125

53

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes comprised the following:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)

Net DTA(L)	$125	$222	$(889)
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/(losses)	(180)	69	(188)
Tax-effect of changes from acquisitions/transfers	—	—	(7)
Change in net deferred income taxes	$(55)	$291	$(1,084)

As of December 31, 2019, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has no tax credit carryforwards included in deferred taxes.

The components of federal and foreign income tax are recorded in the Statutory Statements of Operations and the  Statutory Statements of Changes in Surplus and are different from those which would be obtained by applying the prevailing federal income tax rate to net gain from operations before federal income taxes.  The significant items causing this difference are as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
	21%	21%	35%

Provision computed at federal statutory rate	$324	$(299)	$(151)
Corporate rate reduction	—	—	919
Change in reserve valuation basis	(23)	(7)	15
Expense items	5	2	6
Foreign governmental income taxes	3	1	2
Investment items	(183)	(21)	(250)
Nonadmitted assets	39	(56)	67
Tax credits	(48)	(47)	(51)
Other impacts of tax reform	—	—	4
Other	39	(79)	28
Total statutory income tax expense (benefit)	$156	$(506)	$589

Federal and foreign income tax (benefit) expense	$101	$(215)	$(495)
Change in net deferred income taxes	55	(291)	1,084
Total statutory income tax expense (benefit)	$156	$(506)	$589

The Company received federal net income tax refunds of $551 million in 2019 and $162 million in 2018. Net payments in the amount of $3 million were made in 2017.

The total income taxes incurred in the current and prior years that will be available for recoupment in the event of future net capital losses totaled $54 million related to December 31, 2019, $86 million related to 2018, and $54 million related to 2017.

54

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MassMutual and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. MassMutual and its eligible U.S. subsidiaries also file income tax returns in various states and foreign jurisdictions. MassMutual and its eligible U.S. subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides MassMutual with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Agreement provides MassMutual with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

Companies are generally required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns that may be challenged by various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting practices for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2019	$136
Gross change related to positions taken in prior years	(1)
Gross change related to settlements	—
Gross change related to positions taken in current year	12
Gross change related to lapse of statutes of limitations	—
Balance, December 31, 2019	$147

Included in the liability for unrecognized tax benefits as of December 31, 2019, are $139 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefits as of December 31, 2019 includes $5 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate.

The Company recognized a decrease of less than $1 million in accrued interest related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized was $14 million as of December 31, 2019 and $14 million as of December 31, 2018. The Company has no accrued penalties related to the liability for unrecognized tax benefits. In the next year, the Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease.

The Internal Revenue Service (IRS) has completed its examination of MassMutual and its subsidiaries for the years 2013 and prior. The IRS commenced its exam of years 2014-2016 in September 2017. The adjustments resulting from these examinations are not expected to materially affect the financial position or liquidity of the Company.

As of December 31, 2019 and 2018, the Company did not recognize any protective deposits as admitted assets.

7.	Other than invested assets

a.	Corporate-owned life insurance

The Company holds corporate-owned life insurance issued by unaffiliated third party insurers to cover the lives of certain qualified senior employees. The primary purpose of the program is to offset future employee benefit expenses. The Company pays all premiums and is the owner and beneficiary of these policies. The Company had recorded cash surrender values of these policies of $2,290 million as of December 31, 2019 and $2,115 million as of December 31, 2018. The cash surrender value is allocated 32% bonds, 26% other invested assets, 21% cash and short-term investments, 19% stocks and 2% real estate as of December 31, 2019, and 34% other invested assets, 28% bonds, 19% cash and short-term investments, 17% stocks and 2% real estate as of December 31, 2018.

55

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2019		2018
	Gross	Net	Gross	Net
	(In Millions)

Ordinary new business	$152	$44	$151	$48
Ordinary renewal	866	956	810	883
Group life	8	8	11	11
Total	$1,026	$1,008	$972	$942

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in deferred and uncollected life insurance premium is included in premium income. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

In certain instances, gross premium is less than net premium according to the standard valuation set by the Division and the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers. The Company had life insurance in force of $46,228 million as of December 31, 2019 and $33,798 million as of December 31, 2018 for which gross premium was less than net premium.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

8.	Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had life insurance in force of $734,969 million as of December 31, 2019 and $676,813 million as of December 31, 2018.

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2019				2018
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)

Individual life	$61,017	2.5%	-	6.0%	$55,059	2.5%	-	6.0%
Group annuities	28,101	2.3%	-	11.8%	26,382	2.3%	-	11.3%
Individual universal and variable life	18,700	3.0%	-	6.0%	6,355	3.5%	-	6.0%
Individual annuities	14,170	1.9%	-	11.8%	13,659	2.3%	-	11.8%
Group life	5,021	2.5%	-	4.5%	17,220	2.5%	-	4.5%
Disabled life claim reserves	1,825	3.5%	-	6.0%	1,847	3.5%	-	6.0%
Disability active life reserves	1,249	3.5%	-	6.0%	1,121	3.5%	-	6.0%
Other	396	2.5%	-	6.0%	335	2.5%	-	6.0%
Total	$130,479				$121,978

Individual life includes whole life and term insurance. Group life includes corporate-owned life insurance, bank-owned life insurance, group universal life and group variable universal life products. Individual annuities include individual annuity contracts, supplementary contracts involving life contingencies and structured settlements. Group annuities include deferred annuities and single premium annuity contracts. Disabled life claim reserves include disability income and LTC contracts and cover the future payments of known claims. Disability active life reserves include disability income and LTC contracts issued. Other is comprised of disability life and accidental death insurance. In 2019, certain corporate-owned life insurance and bank owned-life insurance policies were reclassified to individual as they did not meet the group classification qualifications.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Liabilities for deposit-type contracts

The following summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2019				2018
	Amount	Interest Rates			Amount	Interest Rates
	(In Millions)
Guaranteed interest contracts:
Note programs	$6,936	1.4%	-	5.6%	$5,987	1.6%	-	6.2%
Federal Home Loan Bank of Boston	1,104	2.1%	-	3.4%	1,104	1.4%	-	3.4%
Municipal contracts	766	1.3%	-	7.3%	815	1.3%	-	7.3%
Other	1,010	1.5%	-	3.4%	919	1.2%	-	3.7%
Supplementary contracts	2,643	0.3%	-	6.8%	2,477	0.6%	-	6.8%
Dividend accumulations	493	3.0%	-	3.5%	509	3.0%	-	3.6%
Other deposits	2,345	4.0%	-	8.0%	2,559	4.0%	-	8.0%
Total	$15,297				$14,370

Note programs

Funding agreements are investment contracts sold to domestic and international institutional investors. Funding agreement liabilities are equal to the account value and are established by contract deposits, increased by interest credited and decreased by contract coupon payments and maturities. Contract holders do not have the right to terminate the contract prior to the contractually stated maturity date. The Company may retire funding agreements prior to the contractually-stated maturity date by repurchasing the agreement in the market or, in some cases, by calling the agreement. If this occurs, the difference in value is an adjustment to interest credited to liabilities for deposit-type contracts in the Statutory Statements of Operations. Credited interest rates vary by contract and can be fixed or floating. Agreements do not have put provisions or ratings-based triggers. The liability of non-U.S. dollar denominated funding agreements may increase or decrease due to changes in foreign exchange rates. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes.

Under the note programs, the Company creates special purpose entities (SPEs), which are investment vehicles or trusts, for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these SPEs are used to purchase funding agreements from the Company. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes are currently issued from the Company’s $21.0 billion Global Medium-Term Note Program.

Federal Home Loan Bank of Boston

The Company has funding agreements with Federal Home Loan Bank of Boston (FHLB Boston) in an investment spread strategy, consistent with its other funding agreements. These funding agreements are collateralized by securities with estimated fair values of $1,137 million as of December 31, 2019. The Company’s borrowing capacity with FHLB Boston is subject to the lower of the limitation on the pledge of collateral for a loan set forth by law or by the Company’s internal limit. The Company’s unused capacity was $896 million as of December 31, 2019. As a member of FHLB Boston, the Company held common stock of FHLB Boston with a statement value of $59 million as of December 31, 2019 and $74 million as of December 31, 2018.

58

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Municipal contracts

Municipal guaranteed investment contracts (municipal contracts) include contracts that contain terms with above market crediting rates. Liabilities for these contracts includes the municipal contracts’ account values, which are established by contract deposits, increased by interest credited (fixed or floating) and decreased by contract coupon payments, additional withdrawals, maturities and amortization of premium. Certain municipal contracts allow additional deposits, subject to restrictions, which are credited based on the rates in the contracts. Contracts have scheduled payment dates and amounts and interest is paid periodically. In addition, certain contracts allow additional withdrawals above and beyond the scheduled payments. These additional withdrawals have certain restrictions on the number per year, minimum dollar amount and are limited to the maximum contract balance. The majority of the municipal contracts allow early contract termination under certain conditions.

Certain municipal contracts contain make-whole provisions, which document the formula for full contract payout. Certain municipal contracts have ratings-based triggers that allow the trustee to declare the entire balance due and payable. Municipal contracts may also have terms that require the Company to post collateral to a third party based on the contract balance in the event of a downgrade in ratings below certain levels under certain circumstances. When the collateral is other than cash, the collateral value is required to be greater than the account balance. The collateral was $148 million as of December 31, 2019 and $158 million as of December 31, 2018. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various liability risks. By performing asset liability management and performing other risk management activities, the Company believes that these contract provisions do not create an undue level of operating risk to the Company.

Other deposits

Other deposits primarily consist of investment contracts assumed as part of the indemnity reinsurance agreement discussed in Note 9. “Reinsurance”. These contracts are used to fund retirement plans. Contract payments are not contingent upon the life of the retirement plan participant.

As of December 31, 2019, the Company’s GICs by expected maturity year were as follows (in millions):

2020	$1,408
2021	1,588
2022	1,629
2023	163
2024	1,046
Thereafter	3,982
Total	$9,816

Most guaranteed interest contracts only mature on their contractual maturity date. Actual maturities for municipal contracts may differ from their contractual maturity dates, as these contracts permit early contract termination under certain conditions.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of claims for individual disability and LTC policies. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that experience is an appropriate indicator of future events and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

The following summarizes the changes in disabled life and LTC unpaid claims and claim expense reserves:

	December 31,
	2019	2018
	(In Millions)

Claim reserves, beginning of year	$2,102	$2,069
Less: Reinsurance recoverables	228	192
Net claim reserves, beginning of year	1,874	1,877

Claims paid related to:
Current year	(13)	(13)
Prior years	(339)	(334)
Total claims paid	(352)	(347)

Incurred related to:
Current year’s incurred	240	241
Current year’s interest	3	3
Prior year’s incurred	11	22
Prior year’s interest	77	78
Total incurred	331	344

Net claim reserves, end of year	1,853	1,874
Reinsurance recoverables	242	228
Claim reserves, end of year	$2,095	$2,102

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $11 million increase in the prior years’ incurred claims for 2019 and the $22 million increase in the prior years’ incurred claims for 2018 were generally the result of differences between actual termination experience and statutorily prescribed termination tables. In 2019, claim experience included normal claim volume with higher terminations, resulting in a reduction to the incurred reserve from favorable experience, while 2018 claims incurred was due to maturing LTC business partially offset by a corresponding increase in reinsurance recoverable.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2019	2018
	(In Millions)

Disabled life claim reserves	$1,825	$1,847
Accrued claim liabilities	28	27
Net claim reserves, end of year	$1,853	$1,874

d.	Additional liability for annuity contracts

Certain individual variable annuity and fixed index annuity products have additional death or other insurance benefit features, such as GMDBs, GMIBs, GMABs and GMWBs. In general, living benefit guarantees require the contract holder or policyholder to adhere to a company approved asset-allocation strategy. Election of these benefit guarantees is generally only available at contract issue.

The following shows the changes in the liabilities for GMDB, GMIB, GMAB and GMWB (in millions):

Liability as of January 1, 2018	$512
Incurred guarantee benefits	250
Paid guarantee benefits	(6)
Liability as of December 31, 2018	756
Incurred guarantee benefits	(164)
Paid guarantee benefits	(8)
Liability as of December 31, 2019	$584

The Company held reserves in accordance with the stochastic scenarios as of December 31, 2019 and December 31, 2018.  As of December 31, 2019 and December 31, 2018, the Company held additional reserves above those indicated based on the stochastic scenarios in order to maintain a prudent level of reserve adequacy.

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDB, GMIB, GMAB and GMWB classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2019			December 31, 2018
		Net	Weighted		Net	Weighted
	Account	Amount	Average	Account	Amount	Average
	Value	at Risk	Attained Age	Value	at Risk	Attained Age
	($ In Millions)
GMDB	$18,345	$40	65	$17,392	$132	64
GMIB Basic	718	28	69	700	97	69
GMIB Plus	2,906	532	68	2,687	813	67
GMAB	2,544	2	60	2,573	74	60
GMWB	151	10	71	160	23	70

61

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2019, the GMDB account value above consists of $4,088 million of Modco assumed within the separate accounts. As of December 31, 2018, the GMDB account value above consists of $3,838 million of Modco assumed within the separate accounts.

Account values of variable annuity contracts with GMDB, GMIB, GMAB and GMWB are summarized below:

	December 31,
	2019			2018
	Separate	General		Separate	General
	Account	Account	Total	Account	Account	Total
	(In Millions)
GMDB	$14,585	$3,760	$18,345	$13,487	$3,905	$17,392
GMIB Basic	700	18	718	683	17	700
GMIB Plus	2,906	—	2,906	2,687	—	2,687
GMAB	2,504	40	2,544	2,534	39	2,573
GMWB	151	—	151	160	—	160

e.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The following presents the changes in the liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts:

	December 31,
	2019	2018
	(In Millions)

Beginning balance	$3,807	$3,453
Net liability increase	196	354
Ending balance	$4,003	$3,807

9.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to mitigate the impact of underwriting mortality and morbidity risks or to assume business. Such transfers do not relieve the Company of its primary liability to its customers and, as such, failure of reinsurers to honor their obligations could result in credit losses that could arise if a reinsurer defaults. The Company reduces reinsurance default risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations within the Company’s reinsurers and using trust structures, when appropriate. The Company reinsures a portion of its mortality risk in its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement with reinsurers. The Company also reinsures a portion of its morbidity risk in its disability and LTC business. The amounts reinsured are on a yearly renewable term, coinsurance funds withheld, coinsurance or Modco basis. The Company’s highest retention limit for new issues of life policies ranges from $15 million to $25 million.

Refer to Note 17. “Related party transactions” for information about the Company’s affiliated assumed reinsurance transactions.

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The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies, which was owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of December 31, 2019, the resulting reduction in surplus due to loss of reinsurance reserve credits, net of unearned premium, would be approximately $5,538 million assuming no return of the assets, excluding assets in trust, backing these reserves from the reinsurer to the Company.

Reinsurance amounts included in the Statutory Statements of Operations were as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)

Direct premium	$25,407	$23,294	$21,097
Premium assumed	1,468	1,327	1,359
Premium ceded	(4,094)	(1,692)	(4,970)
Total net premium	$22,781	$22,929	$17,486

Ceded reinsurance recoveries	$757	$732	$658

Assumed losses	$171	$206	$216

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2019	2018
	(In Millions)
Reinsurance reserves:
Assumed	$8,734	$8,816
Ceded	(15,041)	(10,433)

Ceded amounts recoverable	$222	$204

Benefits payable on assumed business	$31	$34

Funds held under coinsurance
Ceded	$4,252	$4,099

Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2019 include $7,869 million associated with life insurance policies, $3,598 million for LTC, $3,543 million for annuity, $23 million for disability and $8 million for group life and health. Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2018 include $7,435 million associated with life insurance policies, $2,266 million for LTC, $696 million for annuity, $27 million for disability and $9 million for group life and health.

Effective December 31, 2017, the Company entered into a reinsurance agreement with a third-party, authorized reinsurer to reinsure certain inforce universal life policies. The agreement is structured as a combination of 90%

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

coinsurance funds withheld on certain universal life policies and 40% yearly renewable term on certain other universal life policies. The Company maintains responsibility for servicing the policies and managing the assets. Under the terms of the agreement, at December 31, 2017, the Company ceded policyholder reserves of $4,001 million and recorded a liability for funds held under coinsurance of $4,001 million on the Statutory Statement of Financial Position and ceded premium of $4,001 million and reduced changes in policyholder reserves of $4,001 million in the Statutory Statements of Operations.

In 2019, the Company increased its gross LTC policyholders’ reserves by $1,224 million through a combination of prior year error corrections of $729 million and various assumption changes to reflect the risk inherent in the cash flows of this business. This risk is ceded to an unaffiliated reinsurer, therefore the ceded policyholders’ reserves have also been increased by an additional $1,224 million.

In 2018, the Company increased its gross LTC policyholders’ reserves by $390 million to reflect the risk inherent in the cash flows of this business. This risk is ceded to an unaffiliated reinsurer, therefore the ceded policyholders’ reserves have also been increased by $390 million.

In 2017, the Company strengthened its gross LTC policyholders’ reserves by $270 million to reflect the risk inherent in the cash flows of this business. This risk is ceded to an unaffiliated reinsurer, therefore the ceded policyholders’ reserves have also been increased by $270 million.

In 2018, a $27 million net loss was recorded for the recapture of certain yearly renewable term life insurance treaties, with $14 million recorded in premium income and $41 million recorded in change in policyholder reserves.

As of December 31, 2019, one reinsurer accounted for 31% of the outstanding balance of the reinsurance recoverable and the next largest reinsurer had 19%. The Company continues to monitor its morbidity risk ceded to one unaffiliated reinsurer for its LTC business, in which 27% of the reserves are held in trust.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

10.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2019 are illustrated below:

Individual annuities	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$29	$—	$—	$29	—%
At book value less current surrender charge of 5% or more	6,746	—	—	6,746	24
At fair value	—	—	11,132	11,132	40
Total with market value adjustment or at fair value	6,775	—	11,132	17,907	64
At book value without adjustment (minimal or no charge or adjustment)	3,869	—	—	3,869	14
Not subject to discretionary withdrawal	6,171	—	—	6,171	22
Total	$16,815	$—	$11,132	$27,947	100%
Reinsurance ceded	2,645	—	—	2,645
Total, net of reinsurance	$14,170	$—	$11,132	$25,302
Amount included in book value moving to at book value without adjustment after statement date	125	—	—	125

Group annuities	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$12,438	$—	$—	$12,438	17%
At book value less current surrender charge of 5% or more	1	—	—	1	—
At fair value	—	15,577	28,487	44,064	60
Total with market value adjustment or at fair value	12,439	15,577	28,487	56,503	77
At book value without adjustment (minimal or no charge or adjustment)	2,608	556	—	3,164	4
Not subject to discretionary withdrawal	13,951	—	—	13,951	19
Total	$28,998	$16,133	$28,487	$73,618	100%
Reinsurance ceded	897	—	—	897
Total, net of reinsurance	$28,101	$16,133	$28,487	$72,721

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Deposit-type contracts	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$2,358	$—	$—	$2,358	9%
At book value less current surrender At fair value	—	1,558	9,312	10,870	42
Total with market value adjustment or at fair value	2,358	1,558	9,312	13,228	51
At book value without adjustment (minimal or no charge or adjustment)	2,841	—	—	2,841	11
Not subject to discretionary withdrawal	10,098	—	—	10,098	39
Total	$15,297	$1,558	$9,312	$26,167	100%
Total, net of reinsurance	$15,297	$1,558	$9,312	$26,167

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of  December 31, 2019 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves – group annuities	$28,101
Policyholders’ reserves – individual annuities	14,170
Liabilities for deposit-type contracts	15,297
Subtotal	57,568
Separate Account Annual Statement:
Annuities	55,752
Other annuity contract deposit-funds and guaranteed interest contracts	10,870
Subtotal	66,622

Total	$124,190

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Analysis of Life Actuarial Reserves by Withdrawal Characteristics

The withdrawal characteristics of the Company’s life actuarial reserves as of December 31, 2019 are illustrated below:

				Separate Account
	General Account			- Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans
Term Policies with Cash Value	—	—	—	—	—	—
Universal Life	16,491	16,475	16,548	—	—	—
Universal Life with Secondary Guarantees	2,065	1,738	5,881	—	—	—
Other Permanent Cash Value Life Insurance	—	63,241	65,953	—	—	—
Variable Life	1	1	—	1	1	2
Variable Universal Life	400	392	437	2,875	2,854	2,871
Not subject to discretionary withdrawal or no cash values
Term Policies without Cash Value	—	—	2,549	—	—	—
Accidental Death Benefits	—	—	3	—	—	—
Disability - Active Lives	—	—	141	—	—	—
Disability - Disabled Lives	—	—	275	—	—	—
Miscellaneous Reserves	—	—	1,216	—	—	—
Total (gross: direct + assumed)	18,957	81,847	93,003	2,876	2,855	2,873
Reinsurance Ceded	4,253	4,384	7,869	—	—	—
Total (net)	14,704	77,463	85,134	2,876	2,855	2,873

c.	Separate accounts

The Company has guaranteed separate accounts classified as the following: nonindexed, which have multiple concurrent guarantees, including a guarantee that applies for as long as the contract is in effect and does not exceed a 4% rate of return. The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2019 is as follows:

	Guaranteed
		Nonindexed
		Less Than/	Non
	Indexed	Equal to 4%	Guaranteed	Total
	(In Millions)
Net premium, considerations or deposits for the year ended December 31, 2019	$—	$—	$7,423	$7,423

Reserves at December 31, 2019:
For accounts with assets at:
Fair value	$—	$17,691	$50,239	$67,930
Nonpolicy liabilities	—	—	734	734
Amortized cost/book value	—	1,566	—	1,566
Total separate account liabilities	$—	$19,257	$50,973	$70,230

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$—	$17,136	$50,239	$67,375
At book value without market value adjustment and current surrender charge of less than 5%	—	$2,121	$—	$2,121
Subtotal	—	$19,257	$50,239	$69,496
Nonpolicy liabilities	—	$—	$734	$734
Total separate account liabilities	$—	$19,257	$50,973	$70,230

The Company does not have any reserves in separate accounts for asset default risk in lieu of AVR.

The following is a reconciliation of amounts reported as transfers (from) to separate accounts in the Summary of Operations of the Company’s NAIC Separate Account Annual Statement to the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Operations:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
From the Separate Account Annual Statement:
Transfers to separate accounts	$7,260	$8,326	$8,099
Transfers from separate accounts	(12,313)	(9,846)	(9,078)
Subtotal	(5,053)	(1,520)	(979)
Reconciling adjustments:
Net deposits on deposit-type liabilities	(967)	(1,488)	(1,902)
Net transfers from separate accounts	$(6,020)	$(3,008)	$(2,881)

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Operations.

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11.	Debt

MassMutual issues commercial paper in the form of Notes in minimum denominations of $250 thousand up to a total aggregation of $1,000 million with maturity dates up to a maximum of 270 days from the date of issuance. Noninterest bearing Notes are sold at par less a discount representing an interest factor. Interest bearing Notes are sold at par. The Notes are not redeemable or subject to voluntary prepayments by MassMutual. The Notes had a carrying value and face amount of $250 million as of December 31, 2019 and $250 million as of 2018. Notes issued in 2019 had interest rates ranging from 1.68% to 2.60% with maturity dates ranging from 21 to 40 days. Interest expense for commercial paper was $6 million for the year ended December 31, 2019 and $5 million for the year ended December 31, 2018.

MassMutual has a $1,000 million, five-year credit facility, with a syndicate of lenders that can be used for general corporate purposes and to support commercial paper borrowings. During December 2018, the facility was renewed and the scheduled maturity is December 2023. The facility includes two one-year extension options that may be exercised with proper notification as set forth in the agreement. The facility has an upsize option for an additional $500 million. The terms of the credit facility additionally provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates and adjusted statutory surplus. As of and for the years ended December 31, 2019 and 2018, the Company was in compliance with all covenants under the credit facility. For the years ended December 31, 2019 and 2018, there were no draws on the credit facilities. Credit facility fees were less than $1 million for the years ended December 31, 2019 and 2018.

12.	Employee benefit plans

The Company sponsors multiple employee benefit plans, providing retirement, life, health and other benefits to employees, certain employees of unconsolidated subsidiaries, agents, general agents and retirees who meet plan eligibility requirements.

a.	Pension plans

The Company has funded and unfunded noncontributory defined benefit pension plans that cover substantially all employees, agents and retirees. The qualified defined benefit plan includes a defined benefit formula and a cash balance formula. Participants earn benefits under the plan based on the defined benefit formula, the cash balance formula, or a combination of both formulas as determined by their date of hire or rehire. Under the defined benefit formula, benefits are calculated based on final average earnings and length of service. Benefits under the cash balance formula are determined based on age, service and salary during the participants’ careers.

The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. The Company did not contribute to its qualified benefit plan in 2019. The Company contributed $188 million in 2018.

b.	Defined contribution plans

The Company sponsors funded (qualified 401(k) thrift savings) and unfunded (nonqualified deferred compensation thrift savings) defined contribution plans for its employees, agents and retirees. The qualified 401(k) thrift savings plan’s net assets available for benefits were $3,385 million as of December 31, 2019 and $2,831 million as of December 31, 2018. The Company match for the qualified 401(k) thrift savings plan is limited to 5% of eligible W-2 compensation. The Company’s total matching thrift savings contributions, included in general insurance expenses were $54 million for the year ended December 31, 2019 and $51 million for the year ended December 31, 2018 and $56 million for 2017.

The Company also maintains a defined contribution plan for agents, which was frozen in 2001. The net assets available for these benefits were $174 million as of December 31, 2019 and $164 million as of December 31, 2018.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Other postretirement benefits

The Company provides certain life insurance and health care benefits (other postretirement benefits) for its retired employees and agents, their beneficiaries and covered dependents. MMHLLC has the obligation to pay the Company’s other postretirement benefits. The transfer of this obligation to MMHLLC does not relieve the Company of its primary liability. MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains (losses) and expected return on plan assets, whereas service cost and prior service cost are recorded by the Company.

Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. For employees who retire after 2009, except certain employees who were close to retirement in 2010, the Company’s cost is limited to a retiree health reimbursement account “RHRA” which accumulates during an employee’s career and can be drawn down by the retiree to purchase coverage outside of the Company or for other health care costs. Retired employees with a RHRA also may choose to purchase coverage through the private retiree exchange.

For other current and future retired employees, and current and future retired agents, the Company provides access to postretirement health care plans through a private retiree exchange. The Company’s cost is limited to the fixed annual subsidy provided to retirees through a Health Reimbursement Account each year that the retiree can use to purchase coverage on the exchange or for other health care costs.

Company-paid basic life insurance is provided to retirees who retired before 2010 and certain employees who retire after 2009 but were close to retirement in 2010. Supplemental life insurance is available to certain retirees on a retiree-pay-all basis.

The Company provides retiree life insurance coverage for home office employees who, as of January 1, 2010, were age 50 with at least 10 years of service or had attained 75 points, generally age plus service, with a minimum 10 years of service.

d.	Benefit obligations

Accumulated benefit obligations are the present value of pension benefits earned as of a December 31 measurement date (the Measurement Date) based on service and compensation and do not take into consideration future salary levels.

Projected benefit obligations for pension benefits are the present value of pension benefits earned as of the Measurement Date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

Refer to Note 12f. “Amounts recognized in the Statutory Statements of Financial Position,” for details on the funded status of the plans.

Accumulated and projected postretirement benefit obligations for other postretirement benefits are the present value of postretirement medical and life insurance benefits earned as of the Measurement Date projected for estimated salary and medical claim rate increases to an assumed date with respect to retirement, disability or death.

Actuarial (gains) losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation, accumulated benefit obligation and current year expense. Select assumptions used in this calculation include expected future compensation levels, healthcare cost trends, mortality and expected retirement age.

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The following presents the total pension and other postretirement accumulated benefit obligation:

	December 31,
	2019	2018	2019	2018
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Accumulated benefit obligation	$3,270	$2,739	$383	$341

The following sets forth the change in projected benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2019	2018	2019	2018
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Projected benefit obligation, beginning of year	$2,850	$3,036	$341	$354
Service cost	111	113	13	14
Interest cost	118	107	13	12
Actuarial (gains) losses	11	(39)	(9)	—
Benefits paid	(139)	(142)	(15)	(14)
Change in discount rate	431	(218)	34	(21)
Change in actuarial assumptions	(112)	(7)	6	(4)
Projected benefit obligation, end of year	$3,270	$2,850	$383	$341

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of the Measurement Date. A spot yield curve is developed from this data that is used to determine the present value for the obligation. The projected plan cash flows are discounted to the Measurement Date based on the spot yield curve. A single discount rate is utilized to ensure the present value of the benefits cash flow equals the present value computed using the spot yield curve. A 25 basis point change in the discount rate results in approximately a $108 million change in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits. Refer to Note 12h. “Assumptions” for details on the discount rate. The 2019 change in actuarial assumptions consisted primarily of lowering the interest crediting rate assumptions from 6% to 5% (pension benefits only), and adopting the white collar version of the mortality table assumption.

e.	Plan assets

The assets of the qualified pension plan are invested through a MassMutual group annuity contract and investments held in a trust. The group annuity contract invests in the General Investment Account (GIA) of the Company and separate investment accounts. The separate investment accounts are managed by the Company, the Company’s indirectly wholly owned asset manager, subsidiaries, as well as unaffiliated asset managers.

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The Company’s qualified pension plan assets managed by the Company and its indirectly wholly owned subsidiaries are as follows:

	December 31,
	2019	2018
	(In Millions)

General Investment Account	$245	$248
Separate Investment Accounts:
Barings Long Duration Bond Fund	326	289
Invesco Oppenheimer International Growth	—	119
Alternative Investment Separate Account	—	85
Oppenheimer Large Core Fund	—	79
MM Select Large Cap Value Fund	—	55
MM Premier Strategic Emerging Markets Fund	—	46
MM Select Growth Opportunities Fund	—	39
MM Select Blue Chip Growth Fund	—	38
Oppenheimer Small Capitalization Core Fund	—	32
MM Select Small Cap Growth Fund	—	20
MM Select Small Cap Value Fund	—	20
	$571	$1,070

The approximate amount of annual benefits to be paid to plan participants covered by a group annuity contract issued by the employer or related parties is $122 million for 2020.

The Company employs a total return investment approach whereby a mix of equities and fixed-income investments are used to maximize the long-term return of plan assets with a prudent level of risk. Risk tolerance is established through consideration of plan liabilities, plan funded status and the Company’s financial condition. The investment portfolio contains a diversified blend of equity and fixed-income investments. Alternative assets such as private equity funds, hedge funds, private real estate funds, equity index exchange traded funds and bond index exchange traded funds are used to improve portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements and periodic asset and liability studies.

The target range allocations for the qualified pension plan assets are 12.5% to 22.5% domestic equity securities, 25% to 45% long duration bond securities, 5% to 15% GIA and aggregate bond assets, 12.5% to 22.5% international equity securities and 10% to 30% alternative investments. Domestic equities primarily include investments in large capitalization (large-cap) companies and small capitalization (small cap) companies. Long duration bond securities invest in several long-duration bond exchange traded funds. International equities include investments in American Depository Receipts and limited partnerships that trade primarily in foreign markets in Europe, Latin America and Asia. The pension plan assets invested in the GIA through the unallocated group annuity contract earn a fixed interest. These assets comprised approximately 9% of the plan assets as of December 31, 2019 and 10% as of December 31, 2018.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the change in fair value of plan assets:

	December 31,
	2019	2018	2019	2018
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Fair value of plan assets, beginning of year	$2,403	$2,485	$4	$4
Actual return on plan assets	450	(148)	—	—
Employer contributions	24	208	13	13
Contributions by plan participants	—	—	1	1
Benefits paid	(139)	(142)	(15)	(14)
Fair value of plan assets, end of year	$2,738	$2,403	$3	$4

The General Investment Account is designed to provide stable, long-term investment growth. The account value is maintained at a stable value (generally referred to as “book value”) regardless of financial market fluctuations; however, if the plan sponsor initiates a full or partial termination, the amount liquidated is subject to an adjustment that could result in an increase or decrease in the book value of the plan’s investment.

The following presents the GIA allocation by type of investment:

	December 31,
	2019	2018

Bonds	58%	61%
Mortgage loans	16	15
Common stocks - subsidiaries and affiliates	10	6
Other investments	9	7
Partnerships and LLCs	5	7
Cash and cash equivalents	2	3
Real estate	—	1
	100%	100%

The majority of the assets of the qualified pension plan are invested in the following separate investment account options as well as certain private equity funds, hedge funds, private real estate funds and an all cap U.S. equity index exchange traded fund held in the MassMutual Pension Plan Trust (Pension Trust Assets):

Pacific Investment Management Company Long Duration Bond Fund is a separate investment account advised by Pacific Investment Management Company that invests in a diversified portfolio of fixed-income securities, including short-term, intermediate and long-term credit and government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg Barclays U.S. Long Government/Credit Bond index.

Goldman Sachs Asset Management Long Duration Bond Fund is a separate investment account advised by Goldman Sachs Asset Management that invests in a diversified portfolio of fixed-income securities, including short-term, intermediate and long-term credit, government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg Barclays U.S. Long Government/Credit Bond index.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Barings Long Duration Bond Fund is a separate investment account advised by Barings with a long duration bond strategy that invests in a diversified portfolio of fixed-income securities, including, short-term, intermediate and long-term credit, government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg Barclays U.S. Long Government/Credit Bond index.

Oakmark International Collective Fund is a separate investment account advised by Harris Associates that invests primarily in developed market international large-cap equity securities, which may include common stocks, preferred stocks, securities that are convertible into common stocks, depositary receipts and rights and warrants to buy common stocks. This international equity strategy seeks out companies that it believes to be trading in the market at significant discounts to their underlying values.

Invesco Oppenheimer International Growth Fund is a separate investment account investing in a mutual fund sub-advised by OFI Institutional Asset Management that invests in international large-cap securities, primarily in the developed international markets. This international equity strategy focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity.

MassMutual Pension Plan Trust is a trust account with a strategy of investing in alternative investments as directed by the Investment Fiduciary Committee. These investments include private equity, hedge funds, and private real estate, with allocations temporarily awaiting investment held in an all cap U.S. equity index exchange traded fund.

Fair Value Measurements

The Company’s fair value hierarchy is defined in Note 4. “Fair value of financial instruments”.

The following is a description of the valuation methodologies used to measure fair value for the investments in the qualified pension plan.

Separate Investment Accounts: There are two methods of determining unit value for the separate investment accounts. The portfolio method is used when the separate investment account invests in a portfolio of securities or two or more underlying mutual funds, bank collective trust funds or other investment vehicles (each an underlying fund). Under this method, the unit value of a separate investment account is determined by dividing the market value of such separate investment account on any valuation date by the total number of units in the separate investment account. The net investment factor method (NIF) is used when the separate investment account invests in shares or units of a single underlying fund. Under this method, the unit value of a separate investment account is determined by taking the unit value for the prior valuation day and multiplying it by the net investment factor for the current valuation day. Under both of these methods the separate investment accounts are therefore classified as Level 2. As of December 31, 2019, the Plan had no specific plans or intentions to sell investments at amounts other than NAV. These investments can be redeemed on a daily basis and have no lockups or funding commitments.

Corporate debt instruments: If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices of debt securities with similar characteristics. Valued using the closing price reported on the active market on which the individual securities are traded.

PIMCO bond funds: Valued using the closing price reported on the active market on which the individual securities are traded and therefore classified as Level 1.

Government securities: Marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations furnished by a pricing service take into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and are therefore classified as Level 2.

Common stocks: Valued using the closing price reported on the active market on which the individual securities are traded and therefore classified as Level 1.

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Collective investment trust: Valued using the NAV per unit. The net asset value per unit of the Funds is calculated on each business day by dividing the total value of assets, less liabilities, by the number of units outstanding. Unit issuances and redemptions are based on the net asset value determined at the end of the current day and therefore classified as NAV.

Limited partnerships: The Plan utilizes the practical expedient to calculate fair value of its investments based on the Plan’s pro rata interest in net assets of each underlying partnership. All valuations utilize financial information supplied by the partnership, including income, expenses, gains and losses. The underlying investments of the partnership are accounted for at fair value as described in the partnership’s audited financial statements. The multi-strategy hedge fund can be redeemed semi-annually with 95 day notice. The remaining funds can be redeemed periodically with notice that generally ranges from 45 to 90 days. There are no lockups or funding commitments. These limited partnership investments are classified as Level 3.

Registered investment companies: There are two methods of determining the unit value for the registered investment companies. For the registered investment company that is valued at an unaffiliated company the investment is valued using the closing price reported on the active market on which the funds are traded and is therefore classified as Level 1. For the registered investment company that is valued in-house on the unival system the NIF method is used which takes the unit value for the prior valuation day and multiplies it by the NIF for the current valuation day and is therefore classified as Level 2.

Other: Valued using the closing price reported on the active market on which the individual securities are traded. If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices with similar characteristics. Investments included in this category include short term investments, real estate investment trusts, asset backed securities, mortgage backed securities, swaps, derivatives, futures and options. Investments in multi-strategy hedge fund and real estate are based on the Plan’s pro rata interest in the net assets of the partnership and have a redemption period and are reported in the Level 3 column. The multi-strategy hedge fund is comprised of two funds, one of which has a quarterly redemption period and the other with a monthly redemption period. They both require 45 day notice. The real estate fund does not have a specific redemption period, but is dependent upon the liquidation of underlying assets. None of the funds have a lock up period or funding commitment.

Cash: Stated at cost, which is equal to fair value, and held by an unaffiliated bank.

General Investment Account option: Liquidation value based on an actuarial formula as defined under the terms of the contract.

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The following presents the fair value hierarchy of the Company’s pension plan assets by asset class:

	December 31, 2019
				NAV
				Practical
	Level 1	Level 2	Level 3	Expedient	Total
	(In Millions)
Investments in the qualified pension plan:
Pooled separate accounts:
Common stocks:
U.S. large capitalization	$176	—	—	—	176
International large capitalization	—	98	—	—	98
Total pooled separate accounts	176	98	—	—	274
Nonpooled separate accounts:
Common stocks:
U.S. large capitalization	316	—	—	—	316
U.S. small capitalization	18	—	—	—	18
U.S. mid-capitalization	7	—	—	—	7
International large capitalization	—	232	—	—	232
Total common stocks	341	232	—	—	573
Debt instruments:
Corporate and other bonds	—	483	—	—	483
Long-term bond mutual fund	125	—	—	—	125
Short-term bond mutual funds	14	—	—	—	14
Total debt instruments	139	483	—	—	622
Registered investment companies:
Emerging markets	—	38	—	—	38
Total registered investment companies	—	38	—	—	38

Other:
Government securities	—	389	—	—	389
Collective investment trust	—	—	—	77	—
Other	—	61	—	—	61
Total other	—	450	—	77	527
Total separate investment accounts	656	1,301	—	77	2,034
Pension trust assets:
Common stocks:
Cash Equivalent	98	—	—	—	98
Collective investment trust	—	48	—	—	48
Hedge fund	—	—	—	24	24
Limited partnerships:
Private equity/venture capital	—	—	—	142	142
Real estate	—	—	—	122	122
Hedge	—	—	—	93	93
Total pension trust assets	98	48	—	381	527
Total General Investment Account	—	—	245	—	245
Total	$754	$1,349	$245	$458	$2,806

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2018
				NAV
				Practical
	Level 1	Level 2	Level 3	Expedient	Total
	(In Millions)
Investments in the qualified pension plan:
Separate investment accounts:
Common stocks:
U.S. large capitalization	$66	$222	$—	$—	$288
U.S. small capitalization	19	41	—	—	60
U.S. mid capitalization	21	—	—	—	21
International small/mid capitalization	4	—	—	—	4
International large capitalization value	3	119	—	—	122
Total common stocks	113	382	—	—	495
Debt instruments:
Corporate and other bonds	—	387	—	—	387
Long-term bond mutual fund	134	—	—	—	134
Short-term bond mutual funds	15	—	—	—	15
Total debt instruments	149	387	—	—	536
Registered investment companies:
Emerging markets	—	59	—	—	59
U.S. large capitalization	16	—	—	—	16
Total registered investment companies	16	59	—	—	75
Limited partnerships:
Private equity/venture capital	—	—	—	36	36
Total limited partnerships	—	—	—	36	36
Other:
Government securities	—	353	—	—	353
Collective investment trust	—	160	—	—	160
Real estate	—	—	—	33	33
Emerging markets	—	46	—	—	46
Other	—	18	—	—	18
Total other	—	577	—	33	610
Total separate investment accounts	278	1,405	—	69	1,752
Pension trust assets:
Common stocks:
U.S. large capitalization	83	—	—	—	83
Collective investment trust	—	47	—	—	47
Hedge Fund	—	—	—	39	39
Limited partnerships:
Other	—	—	—	233	233
Other	—	2	—	—	2
Total pension trust assets	83	49	—	272	404
Total general investment account	—	—	247	—	247
Total	$361	$1,454	$247	$341	$2,403

The Company evaluated the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. Based on these criteria, there were no significant transfers into or out of Level 1, 2, or 3 for the years ended December 31, 2019 and 2018.

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f.	Amounts recognized in the Statutory Statements of Financial Position

Unrecognized prior service cost is the adjustment to the projected benefit obligation as a result of plan amendments. It represents the increase or decrease in benefits for service performed in prior periods. For pension benefits, this cost is amortized into net periodic benefit cost over the average remaining service years of active employees at the time of the amendment. For other postretirement benefits, this cost is amortized into net periodic benefit cost over the average remaining lifetime of eligible employees and retirees at the time of the amendment.

Unrecognized net actuarial (gains) losses are variances between assumptions used and actual experience. These assumptions include return on assets, discount rate, demographics and mortality. The unrecognized net actuarial (gains) losses are amortized if they exceed 10% of the projected benefit obligation and are amortized starting in the period after recognition. These are amortized for pension and other postretirement benefits into net periodic benefit cost over the remaining service-years of active employees.

The prepaid pension asset is a cumulative balance of employer contributions made to the plan netted against the plan’s accumulated net periodic benefit costs. The prepaid pension asset is a nonadmitted asset.

The accrued benefit cost recognized is the funded status of the plan adjusted for the remaining balance of unrecognized prior service cost, unrecognized net actuarial loss and the nonadmitted prepaid pension asset.

The following sets forth the projected benefit obligation funded status of the plans:

	December 31,
	2019	2018	2019	2018
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Projected benefit obligation	$3,270	$2,850	$383	$341
Less: fair value of plan assets	2,738	2,403	3	4
Projected benefit obligation funded status	$(532)	$(447)	$(380)	$(337)

The qualified pension plan was underfunded by $140 million as of December 31, 2019 and underfunded by $71 million as of December 31, 2018. The nonqualified pension plans are not funded and have total projected benefit obligations of $392 million as of December 31, 2019 and $377 million as of December 31, 2018.

The qualified pension plan nonadmitted pension plan asset was $642 million as of December 31, 2019 and $727 million as of December 31, 2018.

The Company intends to fund $119 million in 2020 to meet its expected current obligations under its qualified and nonqualified pension plans and other postretirement benefit plans.

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g.	Net periodic cost

The net periodic cost represents the annual accounting income or expense recognized by the Company and is included in general insurance expenses in the Statutory Statements of Operations. The net periodic cost recognized is as follows:

	Years Ended December 31,
	2019	2018	2017	2019	2018	2017
	Pension			Other Postretirement
	Benefits			Benefits
	(In Millions)

Service cost	$111	$113	$126	$13	$14	$12
Interest cost	118	108	112	13	12	12
Expected return on plan assets	(160)	(172)	(147)	—	—	—
Amortization of unrecognized net actuarial and other losses	56	55	65	(1)	2	2
Amortization of unrecognized prior service cost	—	3	3	(6)	(6)	(6)
Total net periodic cost	$125	$107	$159	$19	$22	$20

The expected future pension and other postretirement benefit payments, which reflect expected future service, are as follows:

		Other
	Pension	Postretirement
	Benefits	Benefits
	(In Millions)

2020	$144	$17
2021	154	18
2022	157	18
2023	167	19
2024	179	19
2025-2029	1,023	100

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The net expense recognized in the Statutory Statements of Operations for all employee and agent benefit plans is as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)

Health	$139	$113	$159
Pension	125	107	131
Thrift	54	51	56
Postretirement	19	22	20
Disability	3	4	—
Life	4	4	4
Postemployment	8	(2)	4
Other benefits	13	23	10
Total	$365	$322	$384

h.	Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

	Years Ended December 31,
	2019	2018	2017	2019	2018	2017
	Pension			Other Postretirement
	Benefits			Benefits
Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	3.05%	4.20%	3.60%	3.05%	4.05%	3.40%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Interest Crediting rate	5.00%	6.00%	6.00%	3.05%	4.05%	3.85%

Net periodic benefit cost:
Discount rate	4.20%	3.60%	4.10%	4.05%	3.40%	3.85%
Expected long-term rate of return on plan assets	6.75%	6.75%	6.75%	3.00%	3.00%	3.00%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Interest Crediting rate	6.00%	6.00%	6.00%	4.05%	3.40%	3.95%

The discount rate used to determine the benefit obligations as of yearend is used to determine the expense in the next fiscal year.

The Company determines its assumptions for the expected rate of return on plan assets for its plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is determined based on target allocations for each class of asset.

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13.	Employee compensation plans

The Company has a long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom stock-based compensation awards. These awards include PSARs and PRS. These awards do not grant an equity or ownership interest in the Company.

A summary of the weighted average grant price of PSARs and PRS shares granted, the intrinsic value of PSARs shares exercised, the PRS liabilities paid and the fair value of shares vested during the year is as follows:

	December 31,
	2019	2018	2017
Weighted average grant date fair value:
PSARs granted during the year	$123.43	$98.77	$79.47
PRS granted during the year	123.29	99.75	80.09
Intrinsic value (in thousands):
PSARs options exercised	35,065	33,532	4,794
PRS liabilities paid	34,391	21,922	19,802
Fair value of shares vested during the year	69,456	42,141	35,563

A summary of PSARs and PRS shares is as follows:

	PSARs			PRS
		Weighted Average			Weighted Average
	Number		Remaining	Number		Remaining
	of		Contract	of		Contract
	Share Units	Price	Terms	Share Units	Price	Terms
	(In Thousands)		(In Years)	(In Thousands)		(In Years)

Outstanding as of December 31, 2017	3,625	$85.78	3.1	1,204	$85.46	3.0
Granted	1,898	98.77		337	99.75
Exercised	(992)	87.73		(217)	85.12
Forfeited	(133)	90.59		(12)	87.60
Outstanding as of December 31, 2018	4,398	90.81	3.7	1,312	87.84	2.8
Granted	1,677	123.43		297	123.29
Exercised	(1,074)	89.40		(279)	86.23
Forfeited	(195)	102.09		(60)	96.92
Outstanding as of December 31, 2019	4,806	102.04	3.9	1,270	96.33	2.6

Exercisable as of December 31, 2019	191	$88.81	1.0	—	$—	—

The PSARs compensation was an expense of $56 million for the year ended December 31, 2019 and an expense of $103 million for the year ended December 31, 2018 and a benefit of $4 million for the year ended December 31, 2017. The PSARs accrued compensation liability was $108 million as of December 31, 2019 and $89 million as of December 31, 2018. The unrecognized compensation expense related to nonvested PSARs awards was $35 million for the year ended December 31, 2019 and $54 million for the year ended December 31, 2018 and there was no unrecognized compensation expense related to nonvested PSARs awards for the year ended December 31, 2017. The weighted average period over which the expense is expected to be recognized is 3.9 years. The PSARs unrecognized

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

compensation expense represents the total intrinsic value of all shares issued if 100% vested at current stock price, minus current compensation liability.

The PRS compensation expense was $46 million for the year ended December 31, 2019 and $53 million for the year ended December 31, 2018 and $18 million for the year ended December 31, 2017. The PRS accrued compensation liability was $97 million for the year ended December 31, 2019 and $87 million for the year ended December 31, 2018. The Unrecognized compensation expense related to nonvested PRS awards was $67 million as of December 31, 2019, $69 million as of December 31, 2018 and $39 million as of December 31, 2017, respectively. The weighted average period over which the expense is expected to be recognized is 2.6 years. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at the current stock price, minus current compensation liability.

14.	Surplus notes

On October 11, 2019, MassMutual exchanged $57 million of its 5.625% surplus notes due 2033, $180 million of its 8.875% surplus notes due 2039, $137 million of its 5.375% surplus notes due 2041, $242 million of its 4.5% surplus notes due 2065 and $39 million cash for $838 million of 3.729% surplus notes due 2070. Interest on the 2070 surplus notes is payable semi-annually at a fixed rate of 3.729%.

The following table summarizes the surplus notes issued and outstanding as of December 31, 2019:

Issue	Face	Carrying	Interest	Maturity	Scheduled Annual Interest
Date	Amount	Value	Rate	Date	Payment Dates
($ In Millions)
11/15/1993	$250	$250	7.625%	11/15/2023	May 15 & Nov 15
03/01/1994	100	100	7.500%	03/01/2024	Mar 1 & Sept 1
05/12/2003	193	193	5.625%	05/15/2033	May 15 & Nov 15
06/01/2009	130	128	8.875%	06/01/2039	Jun 1 & Dec 1
01/17/2012	263	263	5.375%	12/01/2041	Jun 1 & Dec 1
04/15/2015	258	254	4.500%	04/15/2065	Apr 15 & Oct 15
03/20/2017	475	471	4.900%	04/01/2077	Apr 1 & Oct 1
10/11/2019	838	576	3.729%	10/15/2070	Apr 15 & Oct 15
Total	$2,507	$2,235

All payments of interest and principal are subject to the prior approval of the Division. Interest expense is not recorded until approval for payment is received from the Division. As of December 31, 2019, the unapproved interest was $24 million. Through December 31, 2019, the Company paid cumulative interest of $1,839 million on surplus notes. Interest of $132 million was approved and paid during the year ended December 31, 2019.

Anticipated sinking fund payments are due for the notes issued in 1993 and 1994 as follows: $62 million in 2021, $88 million in 2022, $150 million in 2023 and $50 million in 2024. There are no sinking fund requirements for the notes issued in 2003, 2009, 2012, 2015, 2017 or 2019.

These notes are unsecured and subordinate to all present and future indebtedness of the Company, all policy claims and all prior claims against the Company as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Division. Surplus notes are included in surplus on the Statutory Statements of Financial Position.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

15.	Presentation of the Statutory Statements of Cash Flows

The following table presents those transactions that have affected the Company’s recognized assets or liabilities but have not resulted in cash receipts or payments during the years ended December 31, 2019 and 2018. Accordingly, the Company has excluded these non-cash activities from the Statutory Statements of Cash Flows for the years ended December 31, 2019 and 2018.

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Bonds received as consideration for group annuity contracts	$(916)	$(292)	$(490)
Premium recognized as for a group annuity contract	916	292	490
Bond conversions and refinancing	1,025	1,058	796
Change in market value of COLI	175	11	139
Transfer of mortgage loans to partnerships and LLCs	96	244	—
Stock conversion	64	128	331
Net investment income payment in-kind bonds	5	9	3
Dividend reinvestment	3	11	9
Transfer of common stocks - affiliated to partnerships and LLCs	—	1,334	—
Partnerships and LLCs contributed to Insurance Road LLC	—	476	743
Transfer of bonds to other than invested assets	—	200	—
Transfer of bonds to partnerships	—	81	—
Bonds and common stock contributed to EM Opportunities LLC	—	74	—
Premium ceded under new reinsurance agreement	—	—	4,002
Partnerships and LLCs contributed to MassMutual Asset Finance LLC	—	—	350
Transfer of real estate to partnerships and LLCs	—	—	138
Transfer of common stocks affiliated	—	—	103
Bond distributions from partnerships and LLCs	—	—	94
Stock to bond	—	—	74
Stock distributions from partnerships and LLCs	—	—	2
Funds held under coinsurance	—	—	(4,002)
Other	1	113	—

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

16.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. The principal risks include insurance and underwriting risks, investment and interest rate risks, currency exchange risk and credit risk. The combined impact of these risks could have a material, adverse effect on the Company’s financial statements or result in operating losses in future periods. The Company employs the use of reinsurance, portfolio diversification, asset/liability management processes and other risk management techniques to mitigate the impact of these risks.

Insurance and underwriting risks

The Company prices its products based on estimated benefit payments reflecting assumptions with respect to mortality, morbidity, longevity, persistency, interest rates and other factors. If actual policy experience emerges that is significantly and adversely different from assumptions used in product pricing, the effect could be material to the profitability of the Company. For participating whole life products, the Company’s dividends to policyholders primarily reflect the difference between actual investment, mortality, expense and persistency experience and the experience embedded in the whole life premiums and guaranteed elements. The Company also reinsures certain life insurance and other long-term care insurance policies to mitigate the impact of its underwriting risk.

Investment and interest rate risks

The fair value, cash flows and earnings of investments can be influenced by a variety of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular interest rate risk. By effectively matching the market sensitivity of assets with the liabilities they support, the impact of interest rate changes is addressed, on an economic basis, as the change in the value of the asset is offset by a corresponding change in the value of the supported liability. The Company uses derivatives, such as interest rate swaps and swaptions, as well as synthetic assets to reduce interest rate and duration imbalances determined in asset/liability analyses.

The levels of U.S. interest rates are influenced by U.S. monetary policies and by the relative attractiveness of U.S. markets to investors versus other global markets. As interest rates increase, certain debt securities may experience amortization or prepayment speeds that are slower than those assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as crediting rates approach minimum guarantees, resulting in an increased liability.

In periods of increasing interest rates, policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar denominated investments and medium-term notes along with its indirect international operations. The Company mitigates a portion of its currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

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Credit and other market risks

The Company manages its investments to limit credit and other market risks by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

Stressed conditions, volatility and disruptions in global capital markets or in particular markets or financial asset classes can have an adverse effect on the Company, in part because the Company has a large investment portfolio and assets supporting the Company’s insurance liabilities are sensitive to changing market factors. Global market factors, including interest rates, credit spread, equity prices, real estate markets, foreign currency exchange rates, consumer spending, business investment, government spending, the volatility and strength of the capital markets, deflation and inflation, all affect the business and economic environment and, ultimately, the profitability of the Company’s business. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect the Company’s business through their effects on general levels of economic activity, employment and customer behavior.

Real estate markets are monitored continuously with attention on regional differences in price performance, absorption trends and supply and demand fundamentals that can impact the rate of foreclosures and delinquencies. Public sector strengths and weaknesses, job growth and macro-economic issues are factors that are closely monitored to identify any impact on the Company’s real estate related investments.

The CMBS, RMBS and leveraged loan sectors are sensitive to evolving conditions that can impair the cash flows realized by investors and is subject to uncertainty. Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Any deterioration in economic fundamentals, especially related to the housing sector could affect management’s judgment regarding OTTI.

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDO. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDO and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDO may differ from the Company’s assumptions.

The Company continuously monitors its investments and assesses their liquidity and financial viability; however, the existence of the factors described above, as well as other market factors, could negatively impact the market value of the Company’s investments. If the Company sells its investments prior to maturity or market recovery, these investments may yield a return that is less than the Company otherwise would have been able to realize.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the investment markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that such fluctuations could result in assets that are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels. In the event that the pension obligations arising under the Company’s employee benefit plans exceed the assets set aside to meet the obligations, the Company may be required to make

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additional contributions or increase its level of contributions to these plans.

b.	Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered various sublease agreements with affiliates for office space, such as Barings. Total rental expense on net operating leases, recorded in general insurance expenses, was $118 million for the year ended December 31, 2019 and $164 million for the year ended December 31, 2018. Net operating leases are net of sublease receipts of $10 million for the year ended December 31, 2019 and $11 million for the year ended December 31, 2018.

The Company has entered into two sale-leaseback transactions with unrelated parties to sell and leaseback certain fixed assets with book values of $110 million and $100 million, which resulted in no gain or loss. The leases have five year terms, which expire in 2020 and 2021 with annual lease payments of approximately $22 million and $20 million. At the end of the leases, the Company has the option to purchase the underlying assets at fair value.

Future minimum commitments for all lease obligations as of December 31, 2019 were as follows:

		Affiliated	Nonaffiliated
	Gross	Subleases	Subleases	Net
	(In Millions)

2020	$118	$5	$2	$111
2021	93	4	1	88
2022	62	1	1	60
2023	52	1	—	51
2024	37	—	—	37
Thereafter	59	—	—	59
Total	$421	$11	$4	$406

c.	Guaranty funds

The Company is subject to state insurance guaranty fund laws. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

d.	Litigation and regulatory matters

In the normal course of business, the Company is involved in disputes, litigation and governmental or regulatory inquiries, administrative proceedings, examinations and investigations, both pending and threatened. These matters, if resolved adversely against the Company or settled, may result in monetary damages, fines and penalties or require changes in the Company’s business practices. The resolution or settlement of these matters is inherently difficult to predict. Based upon the Company’s assessment of these pending matters, the Company does not believe that the amount of any judgment, settlement or other action arising from any pending matter is likely to have a material adverse effect on the statement of financial position. However, an adverse outcome in certain matters could have a material adverse effect on the results of operations for the period in which such matter is resolved, or an accrual is determined to be required, on the financial statement financial position, or on our reputation.

The Company evaluates the need for accruals of loss contingencies for each matter. When a liability for a matter is probable and can be estimated, the Company accrues an estimate of the loss and any related insurance recoveries, if any. An accrual is subject to subsequent adjustment as a result of additional information and other developments. The resolution of matters are inherently difficult to predict, especially in the early stages of matter. Even if a loss is

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probable, due to many complex factors, such as speed of discovery and the timing of court decisions or rulings, a loss or range of loss may not be reasonably estimated until the later stages of the matter. For matters where a loss is material and it is either probable or reasonably possible then it is disclosed. For matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimated, no accrual is established, but the matter, if material, is disclosed.

e.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2019, the Company had approximately $622 million of these unsecured funding commitments to its subsidiaries and $387 million as of December 31, 2018. The unsecured commitments are included in private placements in the table below. As of December 31, 2019 and 2018, the Company had not funded, nor had an outstanding balance due on, these commitments.

In the normal course of business, the Company enters into letter of credit arrangements. The Company had outstanding letter of credit arrangements of approximately $145 million as of December 31, 2019 and approximately $192 million as of December 31, 2018. As of December 31, 2019 and 2018, the Company did not have any funding requests attributable to these letter of credit arrangements.

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2019, the Company had the following outstanding commitments:

	2020	2021	2022	2023	2024	Thereafter	Total
	(In Millions)
Private placements	$2,670	$340	$139	$672	$2	$1,920	$5,743
Mortgage loans	774	582	384	23	130	125	2,018
Real estate	1	—	—	—	—	—	1
Partnerships and LLC	288	168	983	388	146	518	2,491
LIHTCs (including equity
contributions)	107	158	119	1	—	6	391
Total	$3,840	$1,248	$1,625	$1,084	$278	$2,569	$10,644

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2019 and 2018, the Company had no outstanding obligations attributable to these commitments.

f.	Guarantees

In the normal course of business the Company enters into guarantees related to employee and retirement benefits, the maintenance of subsidiary regulatory capital, surplus levels and liquidity sufficient to meet certain obligations, and other property lease arrangements. If the Company were to recognize a liability, the financial statement impact would be to recognize either an expense or an investment in a subsidiary, controlled, or affiliated entity. The Company has no expectations for recoveries from third parties should these guarantees be triggered. As of December 31, 2019 and 2018, the Company had no outstanding obligations to any obligor attributable to these guarantees.

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The following details contingent guarantees that are made on behalf of the Company’s subsidiaries and affiliates as of December 31, 2019.

Type of guarantee	Nature of guarantee (including term) and events and circumstances that would require the guarantor to perform under guarantee	Carrying amount of liability	Maximum potential amount of future payments (undiscounted) required under the guarantee

Employee and Retirement Benefits	The Company guarantees the payment of certain employee and retirement benefits for its wholly-owned subsidiary Barings, if the subsidiary is unable to pay.	—	The liabilities for these plans of $246 million have been recorded on the subsidiaries’ books and represent the Company’s maximum obligation.

Capital and Surplus Support of Subsidiaries	Certain guarantees of the Company provide for the maintenance of a subsidiary’s regulatory capital, surplus levels and liquidity sufficient to meet certain obligations. These unlimited guarantees are made on behalf of certain wholly-owned subsidiaries. (C.M. Life and MML Bay State Life).	—	These guarantees are not limited and cannot be estimated.

Other Property Lease Arrangements	The Company guarantees the payment of various lease obligations on behalf of its subsidiaries and affiliates.	—	The future maximum potential obligations are immaterial to the Company.

Real Estate Development Completion Guarantee	The Company issued a construction loan for a real estate development project. The land on which the property is to be built is subject to a ground lease. In conjunction with issuing this construction loan, the Company has also issued a completion guarantee to the land owner that pays only in the event the project is not completed. The project is expected to be completed by July 2020.	—	$350 million.

Secure Capital for Variable Annuity Separate Accounts	The Company guarantees the capital contributions required to be made by a variable annuity separate account contract holder in the event the contract holder fails to payoff a subscription line utilized to deploy capital for the separate account.	—	$35 million with the right to increase the line to $60 million.

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17.	Related party transactions

MassMutual has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where MassMutual, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services.

MassMutual has agreements with its subsidiaries and affiliates, including Insurance Road LLC (IRLLC), Copper Hill LLC (CHLLC), MML Investment Advisers LLC, The MassMutual Trust Company, FSB, MassMutual International LLC (MMI) and Baring International Investment Limited, where MassMutual receives revenue for certain recordkeeping and other services that MassMutual provides to customers who select, as investment options, mutual funds managed by these affiliates.

MassMutual has agreements with its subsidiaries, Barings, MML Investment Advisers LLC and MassMutual Intellectual Property LLC (MMIP), which provide investment advisory services and licensing agreements to MassMutual.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended
	2019	2018	2017
	(In Millions)
Fee income:
Management and service contracts and cost-sharing arrangements	$427	$440	$341
Investment advisory income	23	24	23
Recordkeeping and other services	21	22	23
Fee expense:
Investment advisory services	277	270	248
Royalty and licensing fees	58	56	26

The Company reported amounts due from subsidiaries and affiliates of $80 million as of December 31, 2019 and $99 million as of December 31, 2018. The Company reported amounts due to subsidiaries and affiliates of less than $1 million as of December 31, 2019 and 2018. Terms generally require settlement of these amounts within 30 to 90 days.

The Company’s wholly owned indirect subsidiary, Barings, invest a portion of their nonqualified compensation plan in GICs with the Company. For the year ended December 31, 2019, the Company credited interest on deposits of $3 million to the Barings contract. For the year ended December 31, 2018, the Company credited interest on deposits to the Barings contract of less than $1 million.

The Company held debt issued by MMHLLC that amounted to $1,948 million as of December 31, 2019 and $2,183 million as of December 31, 2018. The Company recorded interest income on MMHLLC debt of $80 million in 2019 and $78 million in 2018. Notes maturing as of December 2018 and March 2019 were refinanced at 4.3% annual interest for $380 million.

MassMutual and C.M. Life together, approved financing for MassMutual Asset Finance, LLC (MMAF) of $4,475 million for 2019 and 2018, which can be used to finance ongoing asset purchases and refinance existing Company provided lines of credit. As of December 31, 2019 and 2018, the Company approved financing of $4,229 million. During 2019, MMAF borrowed $1,959 million and repaid $2,068 million under the credit facility. During 2018 MMAF borrowed $1,198 million and repaid $896 million under the credit facility. Outstanding borrowings under the facility with MassMutual were $3,371 million as of December 31, 2019 and $ $3,479 million as of December 31, 2018. Interest for these borrowings was $90 million for the year ended December 31, 2019 and $79 million for the year ended December 31, 2018. The interest of this facility adjusts monthly based on the 30-day LIBOR.

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Together, MassMutual and C.M. Life, provide a credit facility to Jefferies Finance, LLC whereby Jefferies Finance, LLC (Jefferies) borrows cash through short-term approved financings to fund the purchase of loans for securitization. During 2019, Jefferies borrowed $405 million and repaid $359 million under the credit facility. During 2018, Jefferies borrowed $361 million and repaid $586 million under the credit facility. As of December 31, 2019, the outstanding borrowings under this facility were $46 million. All outstanding interest due under the facility, as of December 31, 2019 had been paid. The interest of this facility is calculated based on a full pass through of interest accrued on the underlying loans purchased.

In 2018, the Company contributed $476 million in private equity investments and $81 million in bonds to its subsidiary Insurance Road LLC. In 2019, IRLLC declared a distribution to the Company of $150 million. In 2018, IRLLC declared a distribution to the Company of $749 million.

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, MML Bay State, including stop-loss, Modco and yearly renewable term agreements on life insurance products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies.

As of December 31, 2019, the net reinsurance amounts due to C.M. Life and MML Bay State were $39 million and as of December 31, 2018, the net reinsurance amounts due to C.M. Life and MML Bay State were $40 million. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

The following table summarizes the reinsurance transactions for these reinsurance agreements:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)

Premium assumed	$45	$49	$52
Modco adjustments, included in fees and other income	9	12	14
Expense allowance on reinsurance assumed, included in commissions	(14)	(20)	(20)
Policyholders’ benefits	(101)	(139)	(134)
Experience refunds (paid) received	(1)	(3)	1

For further information on common stocks - subsidiaries and affiliates, refer to Note 5c. “Common stocks - subsidiaries and affiliates.”

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. Refer to Note 16e. “Commitments” for information on the Company’s accounting policies regarding these related party commitments and Note 16f. “Guarantees” for information on the guarantees.

18.	Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2019 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries of Massachusetts Mutual Life Insurance Company

C.M. Life Insurance Company

MMAF Equipment Finance LLC

Berkshire Way LLC

MML Special Situations Investor LLC

Timberland Forest Holding LLC – 37% (remaining 63% owned by MassMutual Trad Private Equity LLC)

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WP – SC, LLC – 81% (remaining 19% owned by C.M. Life Insurance Company)

MSP – SC, LLC

Insurance Road LLC

MM Copper Hill Road LLC

Jefferies Finance LLC– 50% (remaining 50% owned by Jefferies Group, Inc.)

MassMutual Retirement Services, LLC

MML Distributors LLC – 99% (remaining 1% owned by MassMutual Holding LLC)

MML Investment Advisers, LLC

Pioneers Gate LLC

MML Strategic Distributors, LLC

The MassMutual Trust Company, FSB

MassMutual Asset Finance LLC

MassMutual Mortgage Lending LLC

MML Private Placement Investment Company I, LLC

MML Private Equity Fund Investor LLC

MM Private Equity Intercontinental LLC

MassMutual Holding LLC

MassMutual International, LLC

MML Management Corporation

MML Mezzanine Investor II, LLC

MML Mezzanine Investor III, LLC

MassMutual External Benefits Group LLC

EM Opportunities LLC

MassMutual MCAM Insurance Company, Inc.

MassMutual Global Business Services India LLP

CML Global Capabilities

MM Global Capabilities I LLC

MM Global Capabilities II LLC

MM Global Capabilities III LLC

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor III, LLC

CML Special Situations Investor LLC

Subsidiaries of MML Bay State Life Insurance Company

(No subsidiaries)

Subsidiaries of Timberland Forest Holding LLC

Lyme Adirondack Forest Company, LLC

Subsidiaries of Insurance Road LLC

MassMutual Trad Private Equity LLC

MassMutual Intellectual Property LLC

Trad Investments LLC

MML Investment Advisers, LLC

(No Subsidiaries)

Subsidiaries of MassMutual Asset Finance LLC

MMAF Equipment Finance LLC 2013-A

MMAF Equipment Finance LLC 2014-A

MMAF Equipment Finance LLC 2015-A

MMAF Equipment Finance LLC 2016-A

MMAF Equipment Finance LLC 2017-A

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MMAF Equipment Finance LLC 2017-B

MMAF Equipment Finance LLC 2018-A

MMAF Equipment Finance LLC 2019-A

MMAF Equipment Finance LLC 2019-B

Rozier LLC

Pioneers Gate LLC

(No subsidiaries)

Subsidiaries of MassMutual Holding LLC

Fern Street LLC

Haven Life Insurance Agency, LLC

MassMutual Assignment Company

MassMutual Capital Partners LLC

MassMutual Ventures Holding LLC

MM Rothesay Holdco US LLC

MML Investors Services, LLC

LifeScore Labs, LLC

Sleeper Street LLC

MM Asset Management Holding LLC

Subsidiaries of MassMutual International LLC

MassMutual Solutions LLC

Subsidiaries of MML Management Corporation

MassMutual Holding MSC, Inc.

MassMutual International Holding MSC, Inc.

Subsidiaries of MassMutual Ventures Holding LLC

MassMutual Ventures US I LLC

MassMutual Ventures US II LLC

MassMutual Ventures UK LLC

MassMutual Ventures Southeast Asia I LLC

MassMutual Ventures Management LLC

MassMutual Ventures SEA Management Private Limited (an indirect subsidiary of Subsidiary of MassMutual Ventures Holding LLC)

MML Investors Services, LLC

MMLISI Financial Alliances, LLC

MML Insurance agency, LLC

Subsidiaries of Barings LLC (a subsidiary of MM Asset Management Holding LLC)

Barings Finance LLC

Barings Securities LLC

Barings Guernsey Limited

Barings Asset Management (Asia) Holdings Limited

Barings Multifamily Capital Holdings LLC

Subsidiaries of Baring Asset Management Limited (an indirect subsidiary of MassMutual Baring Holding LLC)

Baring International Investment Limited

Baring International Investment Management Holdings Limited

Baring Fund Managers Limited

Baring Pension Trustees Limited

Baring Investment Services Limited

Barings Global Advisers Limited

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Barings European Core Property Fund GP Sàrl

Subsidiaries of Baring International Investment Limited

(No subsidiaries)

Information regarding filings of Subsidiaries and Controlled Affiliates

The following presents certain information regarding the Company’s valuation filings for controlled affiliates of the Company:

		As of December 31, 2019
	CUSIP	Gross Value	Non-admitted	Admitted	Latest Filing	2018 Approved Valuation	Filing Code	Valuation Method Disallowed?
	($ in Millions)

MassMutual Holding LLC	57543#-11-8	$13,868	$—	$13,868	8/22/2019	$9,338	Sub-2	No
The MassMutual Trust Co, FSB	57631@-10-5	27	—	27	5/28/2019	26	Sub-2	No
Cornerstone Global REIT Corp	21926@-10-5	—	—	—	7/31/2018	—	Sub-2	No
MML Management Corporation	55338@-10-5	1,083	—	1,083	5/28/2019	1,009	Sub-2	No
Aggregate Total:		$14,978	$—	$14,978		$10,373

19.	Subsequent events

Management of the Company has evaluated subsequent events through February 24, 2020, the date the financial statements were available to be issued to state regulators and subsequently on the Company’s website. No events have occurred subsequent to the date of the financial statements, except for:

On January 14, 2020, MassMutual issued a $550 million funding agreement with a 2.35% fixed rate and a 7-year maturity.

On January 15, 2020, MassMutual issued a $540 million funding agreement with a 3-month LIBOR rate and a 2-year maturity.

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20.	Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2019	$3,992,400	$—	$3,992,400	$3,539,281	$(453,119)	$3,539,281	$3,439,138
September 30, 2019	16,909,029	—	16,909,029	15,191,932	(1,717,097)	15,191,932	14,639,756
June 30, 2019	6,980,030	—	6,980,030	6,187,029	(793,001)	6,187,029	7,133,620
March 31, 2019	7,791,000	—	7,791,000	7,634,637	(156,363)	7,634,637	7,683,021
December 31, 2018	4,550,173	—	4,550,173	3,815,559	(734,614)	3,815,559	4,014,514
September 30, 2018	4,320,826	—	4,320,826	3,663,181	(657,645)	3,663,181	3,687,297
June 30, 2018	634,235	—	634,235	279,221	(355,014)	279,221	386,752
March 31, 2018	645,690	—	645,690	488,181	(157,509)	488,181	448,494
December 31, 2017	3,949,513	—	3,949,513	1,958,759	(1,990,754)	1,958,759	2,023,952
September 30, 2017	4,436,542	—	4,436,542	876,942	(3,559,600)	876,942	4,647,683
June 30, 2017	40,538,551	—	40,538,551	39,808,956	(729,595)	39,808,956	60,990,732
March 31, 2017	41,788,380	—	41,788,380	41,391,889	(396,491)	41,391,889	56,156,936
December 31, 2016	42,175,938	—	42,175,938	42,045,721	(130,217)	42,045,721	54,619,477
September 30, 2016	44,266,478	—	44,266,478	41,890,535	(2,375,942)	41,890,535	61,300,066
June 30, 2016	49,097,217	—	49,097,217	48,202,703	(894,514)	48,202,703	63,207,410
March 31, 2016	57,985,071	—	57,985,071	55,783,979	(2,201,092)	55,783,979	70,578,397
December 31, 2015	4,881,394	—	4,881,394	4,783,194	(98,200)	4,783,194	4,728,736
September 30, 2015	50,531,382	—	50,531,382	45,665,859	(4,865,524)	45,665,859	58,523,652
June 30, 2015	66,924,927	—	66,924,927	65,240,585	(1,684,341)	65,240,585	72,953,475
March 31, 2015	17,856,447	—	17,856,447	17,681,510	(174,937)	17,681,510	17,553,999
December 31, 2014	69,225,743	—	69,225,743	68,301,291	(924,452)	68,301,291	79,410,553
September 30, 2014	645,721	—	645,721	604,437	(41,284)	604,437	627,381
June 30, 2014	57,012,606	—	57,012,606	55,422,168	(1,590,438)	55,422,168	75,253,388
March 31, 2014	91,702,041	—	91,702,041	80,744,074	(10,957,967)	80,744,074	97,672,071
December 31, 2013	113,707,951	—	113,707,951	108,815,640	(4,892,311)	108,815,640	111,783,052
September 30, 2013	81,945,730	—	81,945,730	80,589,482	(1,356,248)	80,589,482	77,049,314
June 30, 2013	147,215,936	—	147,215,936	142,140,572	(5,075,365)	142,140,572	130,973,023
March 31, 2013	194,772,025	—	194,772,025	188,372,089	(6,399,936)	188,372,089	176,678,910
December 31, 2012	378,096,660	—	378,096,660	366,323,110	(11,773,550)	366,323,110	333,086,073
September 30, 2012	816,573,456	—	816,573,456	788,350,823	(28,222,633)	788,350,823	697,683,289
June 30, 2012	912,025,937	—	912,025,937	890,494,221	(21,531,716)	890,494,221	708,872,106
March 31, 2012	1,095,018,529	—	1,095,018,529	1,058,132,041	(36,886,488)	1,058,132,041	841,095,013
December 31, 2011	1,090,904,993	—	1,090,904,993	1,056,761,288	(34,143,705)	1,056,761,288	754,310,838
September 30, 2011	762,320,632	—	762,320,632	738,510,048	(23,810,584)	738,510,048	546,494,232
June 30, 2011	1,130,732,656	—	1,130,732,656	1,078,535,670	(52,196,986)	1,078,535,670	839,143,290
March 31, 2011	1,097,705,351	—	1,097,705,351	1,068,852,204	(28,853,147)	1,068,852,204	816,688,348
December 31, 2010	968,742,508	—	968,742,508	950,111,417	(18,631,091)	950,111,417	708,895,637
September 30, 2010	915,728,030	—	915,728,030	889,896,058	(25,831,972)	889,896,058	673,462,493
June 30, 2010	1,362,887,892	—	1,362,887,892	1,335,628,212	(27,259,681)	1,335,628,212	975,241,506
March 31, 2010	1,471,905,696	—	1,471,905,696	1,391,337,543	(80,568,153)	1,391,337,543	1,015,645,802
December 31, 2009	1,349,124,214	—	1,349,124,214	1,290,817,168	(58,307,047)	1,290,817,168	852,088,739
September 30, 2009	2,953,442,689	(106,853,708)	2,846,588,981	2,700,948,264	(145,640,717)	2,700,948,264	1,692,409,640
Totals		$(106,853,708)			$(649,021,038)

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The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
24763LFY1	$182,113	$—	$182,113	$160,832	$-21,281	$160,832	$200,613
05535DAN4	1,930,918	—	1,930,918	1,855,207	-75,711	1,855,207	1,598,238
07384YPP5	187,700	—	187,700	39,691	-148,009	39,691	71,760
17307GRU4	164,558	—	164,558	133,524	-31,034	133,524	229,670
18974BAN9	134,619	—	134,619	125,398	-9,221	125,398	126,170
65535VRK6	797,949	—	797,949	712,007	-85,942	712,007	774,700
79548KXQ6	207,254	—	207,254	192,282	-14,972	192,282	113,588
85554NAG5	194,730	—	194,730	158,214	-36,515	158,214	187,575
12669FXR9	117,999	—	117,999	114,307	-3,692	114,307	101,165
23332UBW3	74,561	—	74,561	47,819	-26,742	47,819	35,659
Totals	$3,992,400	$—	$3,992,400	$3,539,281	$-453,119	$3,539,281	$3,439,138

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12667F2A2	$642,800	$—	$642,800	$484,346	$-158,455	$484,346	$68,241
32053LAA0	47,447	—	47,447	40,280	-7,167	40,280	47,846
761118FM5	2,843,393	—	2,843,393	2,789,133	-54,260	2,789,133	2,918,992
79548KXQ6	297,379	—	297,379	277,239	-20,140	277,239	60,979
23332UBW3	78,084	—	78,084	76,934	-1,151	76,934	43,636
576433H33	1,579,401	—	1,579,401	1,448,247	-131,155	1,448,247	1,448,863
12669GWN7	1,037,688	—	1,037,688	957,205	-80,484	957,205	936,853
17309FAE8	161,243	—	161,243	129,536	-31,707	129,536	159,357
36298XAA0	10,097,887	—	10,097,887	8,887,246	-1,210,641	8,887,246	8,841,272
92990GAE3	86,314	—	86,314	85,680	-634	85,680	87,117
US74951PBV94	37,392	—	37,392	16,087	-21,305	16,087	26,602
Totals	$16,909,029	$—	$16,909,029	$15,191,932	$-1,717,097	$15,191,932	$14,639,756

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
61750MAB1	$4,942	$—	$4,942	$4,899	$-42	$4,899	$4,344
18974BAN9	143,913	—	143,913	143,911	-2	143,911	141,999
761118FM5	3,338,972	—	3,338,972	3,276,460	-62,512	3,276,460	3,468,889
79548KXQ6	335,309	—	335,309	321,864	-13,445	321,864	218,663
55274SAM3	114,173	—	114,173	79,608	-34,565	79,608	119,029
57643QAE5	3,042,722	—	3,042,722	2,360,287	-682,436	2,360,287	3,180,695
Totals	$6,980,030	$—	$6,980,030	$6,187,029	$-793,001	$6,187,029	$7,133,620

95

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
61750MAB1	$5,275	$—	$5,275	$4,933	$(341)	$4,933	$4,989
65106FAG7	232,843	—	232,843	215,726	(17,118)	215,726	6,316
18974BAA7	285,889	—	285,889	270,801	(15,088)	270,801	278,616
18974BAN9	149,774	—	149,774	139,333	(10,441)	139,333	148,234
22541QQR6	1,569	—	1,569	—	(1,569)	—	1
32051GCF0	22,786	—	22,786	(6,720)	(29,507)	(6,720)	17,553
761118FM5	3,259,303	—	3,259,303	3,218,368	(40,935)	3,218,368	3,244,154
17309FAE8	200,512	—	200,512	200,501	(11)	200,501	208,828
466247UG6	467,713	—	467,713	452,359	(15,354)	452,359	459,812
57643QAE5	3,114,325	—	3,114,325	3,109,376	(4,949)	3,109,376	3,256,107
US74951PBV94	51,011	—	51,011	29,960	(21,051)	29,960	58,411
Totals	$7,791,000	$—	$7,791,000	$7,634,637	$(156,362)	$7,634,637	$7,683,021

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
65106FAG7	$205,885	$—	$205,885	$17,668	$(188,218)	$17,668	$21,031
18974BAA7	306,428	—	306,428	295,291	(11,137)	295,291	294,986
22541QQR6	28,742	—	28,742	(9,704)	(38,446)	(9,704)	1
32051GCF0	32,493	—	32,493	20,481	(12,012)	20,481	20,063
17309FAE8	203,743	—	203,743	202,326	(1,417)	202,326	201,875
57643QAE5	3,657,695	—	3,657,695	3,177,611	(480,084)	3,177,611	3,365,017
92990GAE3	115,186	—	115,186	111,886	(3,300)	111,886	111,541
Totals	$4,550,173	$—	$4,550,173	$3,815,559	$(734,614)	$3,815,559	$4,014,514

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05535DCF9	$3,454,425	$—	$3,454,425	$3,141,048	$(313,377)	$3,141,048	$3,134,409
07384YPP5	321,829	—	321,829	148,884	(172,945)	148,884	132,968
07386HCP4	2,164	—	2,164	(6,255)	(8,418)	(6,255)	320
76110H4M8	1,715	—	1,715	(3,719)	(5,434)	(3,719)	641
79548KXQ6	423,086	—	423,086	383,222	(39,864)	383,222	292,015
939336Z48	117,607	—	117,607	—	(117,607)	—	126,945
Totals	$4,320,826	$—	$4,320,826	$3,663,181	$(657,645)	$3,663,181	$3,687,297

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
59020UW43	$337,732	$—	$337,732	$271,686	$(66,046)	$271,686	$354,508
76110H4M8	6,848	—	6,848	1,969	(4,879)	1,969	1,713
863579DV7	289,655	—	289,655	5,567	(284,089)	5,567	30,531
Totals	$634,235	$—	$634,235	$279,221	$(355,014)	$279,221	$386,752

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
07386HEN7	$43,711	$—	$43,711	$2,334	$(41,377)	$2,334	$1,609
79548KXQ6	520,764	—	520,764	476,293	(44,471)	476,293	365,994
45660NZY4	81,215	—	81,215	9,554	(71,661)	9,554	80,891
Totals	$645,690	$—	$645,690	$488,181	$(157,509)	$488,181	$448,494

96

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
03927RAA2	$2,886,563	$—	$2,886,563	$1,464,907	$(1,421,656)	$1,464,907	$1,481,241
03927RAB0	910,639	—	910,639	363,543	(547,096)	363,543	362,176
07386HCP4	7,995	—	7,995	1,386	(6,609)	1,386	2,673
12669GMS7	25,101	—	25,101	21,923	(3,177)	21,923	21,921
22541QQR6	21,202	—	21,202	12,504	(8,698)	12,504	16,106
2254W0NK7	97,695	—	97,695	94,495	(3,200)	94,495	139,833
86359ACG6	318	—	318	—	(318)	—	2
Totals	$3,949,513	$—	$3,949,513	$1,958,759	$(1,990,754)	$1,958,759	$2,023,952

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22541NMA4	$42,273	$—	$42,273	$41,434	$(839)	$41,434	$41,095
22541NMB2	11,869	—	11,869	11,634	(234)	11,634	11,535
22541SSD1	12,232	—	12,232	20	(12,213)	20	5,978
52108MDP5	3,497,947	—	3,497,947	—	(3,497,947)	—	1,925,413
55274SAM3	167,196	—	167,196	153,991	(13,206)	153,991	179,429
76110W4J2	1,131	—	1,131	229	(902)	229	556
88157QAL2	686,945	—	686,945	660,921	(26,024)	660,921	2,125,943
89789KAC9	16,949	—	16,949	8,714	(8,235)	8,714	357,735
Totals	$4,436,542	$—	$4,436,542	$876,942	$(3,559,600)	$876,942	$4,647,683

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
76110H4M8	$4,413	$—	$4,413	$2,326	$(2,087)	$2,326	$4,073
86358RLG0	3,485	—	3,485	2,670	(815)	2,670	30,171
86359ACG6	16,324	—	16,324	2	(16,322)	2	2
88157QAL2	774,182	—	774,182	675,599	(98,583)	675,599	1,947,675
89789KAC9	17,294	—	17,294	8,920	(8,374)	8,920	356,047
77277LAF4	22,514,590	—	22,514,590	22,167,493	(347,097)	22,167,493	34,318,674
77277LAH0	1,135,088	—	1,135,088	1,118,159	(16,929)	1,118,159	2,738,435
77277LAJ6	16,073,175	—	16,073,175	15,833,787	(239,388)	15,833,787	21,595,653
Totals	$40,538,551	$—	$40,538,551	$39,808,956	$(729,595)	$39,808,956	$60,990,732

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
17307GH76	$274,894	$—	$274,894	$44,730	$(230,163)	$44,730	$152,777
22541QJR4	11,175	—	11,175	54	(11,122)	54	6,866
32051DCK6	182,177	—	182,177	160,728	(21,449)	160,728	179,180
55274SAM3	225,790	—	225,790	209,839	(15,951)	209,839	218,832
86358RA23	1,326,199	—	1,326,199	1,253,636	(72,563)	1,253,636	1,289,099
86359ACG6	6,287	—	6,287	49	(6,239)	49	2
US77277LAF40	22,537,014	—	22,537,014	22,514,590	(22,424)	22,514,590	31,699,907
US77277LAH06	1,136,182	—	1,136,182	1,135,088	(1,094)	1,135,088	2,662,526
US77277LAJ61	16,088,661	—	16,088,661	16,073,175	(15,486)	16,073,175	19,947,746
Totals	$41,788,380	$—	$41,788,380	$41,391,889	$(396,491)	$41,391,889	$56,156,936

97

PART C

OTHER INFORMATION

Item 24.                          Financial Statements and Exhibits

(a)	Financial Statements

Financial Statements included in Part A:

Condensed Financial Information

Financial Statements included in Part B:

The Registrant

Report of Independent Registered Public Accounting Firm
Statement of Assets and Liabilities as of December 31, 2019
Statements of Operations and Changes in Net Assets for the years ended December 31, 2019 and 2018

Notes to Financial Statements

The Depositor

Independent Auditors’ Report
Statutory Statements of Financial Position as of December 31, 2019 and 2018
Statutory Statements of Operations for the years ended 2019, 2018 and 2017
Statutory Statements of Changes in Surplus for the years ended December 31, 2019, 2018 and 2017
Statutory Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017

Notes to Statutory Financial Statements

(b)	Exhibits

	Exhibit 1	Resolution of Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account — Incorporated by reference to Initial Registration Statement File No. 333-45039 filed January 28, 1998

	Exhibit 2	Not Applicable.

	Exhibit 3	i.	Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement File No. 333-202684 filed March 12, 2015

		ii.	Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		iii.	Template for Insurance Product Distribution Agreement (version 9/2014) MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

	Exhibit 4	i.	Template Individual Variable Deferred Annuity Contract with Flexible Purchase Payments — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		ii.	Template Contract Schedule(s) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		iii.	Fixed Account for Dollar Cost Averaging Rider — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		iv.	Return of Purchase Payment Death Benefit Rider — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

		v.	Nursing Home and Hospital Withdrawal Benefit Rider — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		vi.	Terminal Illness Withdrawal Benefit Rider — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		vii.	Guaranteed Minimum Accumulation Benefit Rider (12 Year Benefit) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		viii.	Guaranteed Minimum Accumulation Benefit Rider (20 Year Benefit) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

ix.	Unisex Rider — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015
x.	Qualified Plan Rider — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

xi.	Individual Retirement Annuity Rider — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

xii.	Roth Individual Retirement Annuity Rider — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

xiii.	SIMPLE IRA Rider — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

Exhibit 5	Individual Variable Deferred Annuity Contract Application — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

Exhibit 6	i.	Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

	ii.	By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

Exhibit 7	Not Applicable.

Exhibit 8	i.	Fund Participation Agreements

		a.	AIM Funds (Invesco Funds)

			1.	Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, AIM Distributors, Inc., and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment No. 1 effective as of July 1, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment Nos. 2 and 3 effective April 30, 2010 and May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

		b.	Fidelity Funds

1.	Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

• First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement dated May 22, 2017 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

• Amendment dated January 21, 2019 to Schedule A to the Amended and Restated Participation Agreement dated May 22, 2017, as amended — Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

	2.	Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

c.	Ivy Funds

	1.	Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

• First Amendment dated January 18, 2013 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

• Second Amendment dated June 12, 2015 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-203063 filed June 18, 2015

• Third Amendment dated February 18, 2016 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

• Fourth Amendment dated October 1, 2016 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

• Fifth Amendment dated March 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

d.	MML Funds

	•	Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

	•	Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

• First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

• Fifth Amendment dated August 28, 2012 — Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

• Sixth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Seventh Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

• Eighth Amendment dated February 20, 2020 *

e.	MML II Funds

	•	Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

• First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated as of April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

• Fifth Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

• Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-122804 filed March 1, 2013

• Eighth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Ninth Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

• Tenth Amendment dated February 20, 2020 *

	ii.	Rule 22c-2 Agreements (Shareholder Information Agreements)

		a.	AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

• Form of Amendment No. 1 *

		b.	Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		c.	Ivy Funds Variable Insurance Portfolios Amended and Restated Agreement dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

		d.	MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		e.	MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

	iii.	Administrative Services

		a.	SE2, LLC

• First Amended and Restated Master Services Agreement effective May 28, 2013 by and between Massachusetts Mutual Life Insurance Company and SE2, LLC — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-203063 filed June 18, 2015

Exhibit 9	Opinion and Consent of Counsel — Incorporated herein by reference to Exhibit 10 (i.) under Item 24 in Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

Exhibit 10	i.	Auditor Consents:

• Separate Account Financial Statements *
• Company Financial Statements *

ii.	Powers of Attorney * for:

• Roger W. Crandall
• Karen H. Bechtel
• Mark T. Bertolini
• Kathleen A. Corbet
• James H. DeGraffenreidt, Jr.
• Isabel D. Goren
• Shelley B Leibowitz
• Jeffrey H. Leiden
• Sean Newth
• Laura J. Sen
• William T. Spitz
• H. Todd Stitzer
• Elizabeth A. Ward

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

* Filed herewith

Item 25.                          Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman	Kathleen A. Corbet, Director	Karen Bechtel, Director
1295 State Street B101	49 Cross Ridge Road	100 South Point Drive, Apt 3604
Springfield, MA 01111	New Canaan, CT 06840	Miami, FL 33139

Mark T. Bertolini, Director	James H. DeGraffenreidt, Jr., Director	Isabella D. Goren, Director
2472 Broadway #216	1340 Smith Avenue	8030 Acoma Lane
New York, NY 10025	Suite 200	Dallas, TX 75252
Baltimore, MD 21209
Jeffrey M. Leiden, Director		William T. Spitz, Director
3 Commonwealth	Laura J. Sen, Director	16 Wynstone
Avenue #2	95 Pembroke Street, Unit 1	Nashville, TN 37215
Boston, MA 02116	Boston, MA 02118

H. Todd Stitzer, Lead Director	Shelley B. Leibowitz, Director
1312 Casey Key Road	546 Haviland Road
Nokomis, FL 34275	Stamford, CT 06903

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer	M. Timothy Corbett, Chief Investment Officer
(principal executive officer)	1295 State Street
1295 State Street B101	Springfield, MA 01111
Springfield, MA 01111

Todd G. Picken, Treasurer	Pia Flanagan, Chief of Staff to the CEO
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Strategic Communications 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer and Chief Actuary	Gareth F. Ross, Head of Digital and Customer Experience
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael Fanning, Head of MassMutual U.S.	Geoffrey Craddock, Chief Risk Officer
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Sean Newth, Corporate Controller	Akintokunbo Akinbajo, Corporate Secretary
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Item 26.                          Persons Controlled by or Under Common Control with the Depositor or Registrant

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

As of 3-31-20

I.	DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

A.	C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.

1.	MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation which operates as a life and health insurance company.

2.	CML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

3.	CML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company that holds a portion of the limited partner interest in a European investment fund.

B.	MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual – 99% and MassMutual Holding LLC – 1%.)

C.	MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company which operates as a holding company for certain MassMutual entities.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.	MML Investors Services, LLC (December 31, 1981), a Massachusetts limited liability company which operates as a securities broker-dealer and federally covered investment advisor.

a.	MML Insurance Agency, LLC (November 16, 1990), a Massachusetts limited liability company which operates as an insurance broker.

b.	MMLISI Financial Alliances, LLC, (June 27, 2001) a Delaware limited liability company which is a federally covered investment adviser and licensed insurance agency.

2.	MassMutual Assignment Company (October 4, 2000), a North Carolina corporation which operated a structured settlement business.

3.	MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

4.	LifeScore Labs, LLC (previously, Society of Grownups, LLC) (April 15, 2014), a Massachusetts limited liability company.

5.	MassMutual Ventures Holding LLC (March 26, 2018), a Delaware limited liability company formed to hold mandate investment vehicles.

a.	MassMutual Ventures US I LLC (formerly, MassMutual Ventures LLC) (June 10, 2014), a Delaware limited liability company.

b.	MassMutual Ventures US II LLC (April 17, 2018), a Delaware limited liability company that will hold investments completed as part of MassMutual Ventures USI second mandate in the United States.

c.	MassMutual Ventures UK LLC (July 12, 2018), a Delaware limited liability company formed to hold investment mandates in the United Kingdom.

d.	MassMutual Ventures Southeast Asia I LLC (September 25, 2018), a Delaware company that will hold investments completed as part of MassMutual Ventures USI second mandate in the United States.

e.	MassMutual Ventures Southeast Asia II LLC (December 12, 2019), a Delaware limited liability company that holds investments.

f.	MassMutual Ventures Management LLC (April 4, 2018), a Delaware limited liability company that will serve as the investment manager for US-based mandate investment vehicles.

1.)	MassMutual Ventures SEA Management Private Limited (June 20, 2018), a Singapore company formed to provide investment advisory services to its affiliated company in the U.S.

6.	Haven Life Insurance Agency, LLC (March 17, 2014), a Delaware limited liability company that engages in insurance agency activities.

7.	MM Rothesay Holdco US LLC (September 24, 2013), a Delaware limited liability company that holds shares in Rothesay Holdco UK Limited.

8.	Fern Street LLC (April 11, 2013), a Delaware limited liability company.

9.	Sleeper Street LLC (October 4, 2019), a Delaware limited liability company that will hold certain investments and invest in a portfolio of private equity assets.

10.	MM Asset Management Holding LLC, a Delaware limited liability company that acts as a holding company for certain asset managers.

a.	Barings LLC (July 5, 1940), a Delaware limited liability company which operates as an investment adviser.

1.)	Barings Securities LLC (July 1, 1994), a Delaware limited liability company which operates as a securities broker-dealer.

2.)	Barings Guernsey Limited (February 20, 2001), an investment management company organized under the laws of Guernsey.

a.)	Barings (U.K.) Limited (January 4, 1995), an institutional debt-fund manager organized under the laws of England and Wales

b.)	Barings Europe Limited (June 5, 2017), a company organized under the laws of England and Wales.

i.	Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales that acts an investment manager/adviser.

aa.	Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales that acts as a manager of BAM UK Collective Investment Schemes.

bb.	Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales that acts as an investment manager/adviser.

cc.	Baring Pension Trustees Limited (November 26, 2004), a company organized under the laws of England and Wales that acts as a trustee for the pension scheme covering UK-based employees of Baring Asset Management Limited.

dd.	Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales that acts as a service company which supports all the BAM Group operating companies within the UK.

ee.	Barings Global Advisers Limited (May 5, 2011), a company organized under the laws of England and Wales that operates as an institutional debt fund manager.

ff.	Barings European Core Property Fund GP Sàrl (October 29, 2015), a special-purpose company organized in Luxembourg that serves as a general partner of a European real estate equity fund.

gg.	Baring International Investment Management Holdings (November 12, 1985), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

i.	Baring Asset Management UK Holdings Limited (October 25, 1983), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

aaa.)	Baring Asset Management GmbH (February 21, 2000), a company incorporated under the laws of Germany that provides marketing and client services regarding investment funds and

bbb.)	Baring Asset Management Switzerland Sàrl (December 18, 2013), an operating company established under the laws of Switzerland.

ccc.)	Baring France SAS Baring France SAS (July 24, 1997), a company incorporated under the laws of France that handles distribution and client services for qualified investors.

ddd.)	Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland that acts as a manager of BAM Irish Collective Investment Schemes and Funds.

ii.	Barings Real Estate UK Holdings Limited (November 13, 2009), a holding company incorporated under the laws of England and Wales.

aa.	Barings Real Estate Advisers (Continental Europe) Limited (April 23, 2004), a special purpose holding company.

bb.	Barings Real Estate Advisers Europe LLP (June 2, 2006), a London-based real estate investment management company. (99% owned by Barings Real Estate UK Holdings Limited and 1% owned by Barings Real Estate Advisers (Continental Europe) Limited.

cc.	Barings Real Estate Advisers Europe Finance LLP (May 6, 2004), a London-based real estate investment management company. (99% owned by Barings Real Estate UK Holdings Limited and 1% owned by Barings Real Estate Advisers (Continental Europe) Limited.)

dd.	Barings Real Estate GmbH (January 8, 2014), a German limited liability company that provides transaction and asset management services for all types of real estate and retail property, in addition to development and refurbishment services for office, retail, industrial and residential assets.

ee.	BREAE AIFM LLP (April 22, 2015), a UK limited liability partnership. (99% owned by Barings Real Estate UK Holdings Limited and 1% owned by Barings Real Estate Advisers (Continental Europe Limited).

iii.	Barings Italy S.r.l. (July 23, 2019 ), an operating company incorporated under the laws of Italy.

iv.	Barings Sweden AB (July 16, 2019 ), an operating company incorporated under the laws of Sweden.

v.	Barings Finland Oy (August 7, 2019), an operating company incorporated under the laws of Finland.

vi.	Barings Asset Management Spain SL (October 13, 2019), an operating company incorporated under the laws of Spain.

vii.	Barings Netherlands B.V. (December 5, 2019), an operating company incorporated under the laws of the Netherlands.

3.)	Barings Real Estate Advisers, Inc. (May 11, 2004), a Delaware corporation that holds a “corporation” real estate license.

4.)	Barings Multifamily Capital Holdings LLC (August 7, 2013), a Delaware limited liability company, the parent and holding company of Barings Multifamily Capital LLC.

a.)	Barings Multifamily Capital LLC (August 30, 1999), a Michigan limited liability company that originates and services multifamily, senior housing and healthcare facility loans by utilizing programs overseen by governmental agencies and government-sponsored entities.

i.	Barings Multifamily Capital Corporation (October 19, 2015), a Delaware corporation licensed by the California Bureau of Real Estate for loan brokerage and related services.

5.)	Barings Finance LLC (December 12, 2012), a Delaware limited liability company formed to invest in securities of U.S. middle market companies.

a.)	BCF Europe Funding Limited (August 27, 2013), a company formed in the Republic of Ireland to invest in securities.

b.)	BCF Senior Funding I LLC (August 28, 2013), a limited liability company formed under the laws of the State of Delaware to invest in securities.

c.)	BCF Senior Funding I Designated Activity Company (January 20, 2016), a company formed in the Republic of Ireland to invest in securities.

6.)	Baring Asset Management (Asia) Holdings Limited (June 7, 1985), an intermediate holding company organized in Hong Kong.

a.)	Barings Japan Limited (January 13, 1986), a company organized in Japan that is registered as a Financial Business Operator (Registration No. 396-KLFB) for Type II Financial Instruments Business, Investment Advisory and Agency Business, and Investment Management Business with the Financial Services Agency in Japan under the Financial Instruments and Exchange Act (Act No. 25 of 1948).

b.)	Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda under that acts as a trustee of Baring Korea Trust Fund Ltd.’s undistributed funds.

c.)	Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

d.)	Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong that acts as an investment adviser.

i.	Baring Asset Management Korea Limited, a regulated Korean company that engages in the business of asset management, business administration and investment advisory services.

ii.	Barings Investment Management (Shanghai) Limited (August 3, 2018) is an operating company established under Chinese law.

1.	Barings Overseas Investment Fund Management (Shanghai) Limited (August 22, 2018) serves as the distributor in China.

e.)	Barings Australia Holding Company Pty Ltd (October 12, 2009), an operating company that employs five or more mezzanine debt portfolio managers.

i.	Barings Australia Pty Ltd (October 16, 2009), an asset manager for Australian institutional investors.

D.	The MassMutual Trust Company (January 12, 2000), a federally chartered stock savings bank which performs trust services.

E.	MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability.

F.	MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company that acts as a blocker entity for MassMutual and holds private equity fund investments.

G.	MM Private Equity Intercontinental LLC (September 24, 2013), a Delaware limited liability company that invests in certain private equity funds.

H.	MML Mezzanine Investor II, LLC (March 13, 2008), a Delaware limited liability company that acts as a blocker entity for MassMutual.

I.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) is an equipment financing company which provides collateralized lending, financing and leasing services nationwide (owned 99.61% by MassMutual and .39% by C.M. Life Insurance Company

1.	MMAF Equipment Finance LLC 2013-A (July 19, 2013), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

2.	MMAF Equipment Finance LLC 2014-A (May 7, 2014), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

3.	MMAF Equipment Finance LLC 2015-A (April 22, 2015), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

4.	MMAF Equipment Finance LLC 2016-A (March 24, 2016), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

5.	MMAF Equipment Finance LLC 2017-A (April 11, 2017), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

6.	MMAF Equipment Finance LLC 2017-B (October 30, 2017), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

7.	MMAF Equipment Finance LLC 2018-A (April 24, 2018), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

8.	MMAF Equipment Finance LLC 2019-A (February 20, 2019), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

9.	MMAF Equipment Finance LLC 2019-b (August 23, 2019), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

10.	Rozier LLC (December 26, 2018), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

J.	WP-SC, LLC (March 10, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure. MassMutual holds an 81.39% interest and C.M. Life holds an 18.61% interest.

K.	MSP-SC, LLC (August 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

L.	MML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for MassMutual.

M.	MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company created to satisfy a professional employer organization’s tax reporting needs.

N.	Jefferies Finance LLC (July 26, 2004), a Delaware commercial finance company which is an arranger and lender of secured and unsecured loans to corporate borrowers and financial sponsors. (MassMutual holds 50% voting ownership interest and Jefferies Group, LLC holds 50% voting ownership interest.)

1.	Apex Credit Partners LLC (October 20, 2014), a Delaware limited liability company which is an investment adviser registered with the SEC as a relying adviser.

2.	JFIN Asset Management LLC (February 1, 2016), a Delaware limited liability company which is an investment adviser registered with the SEC as a relying adviser.

a.	JFAM GP LLC (April 13, 2017), a Delaware limited liability company formed as the holding company for Jefferies Direct Lending Fund, LP. JFIN Asset Management LLC is the managing member.

b.	1.)	JFAM GP LP (April 13, 2017), a Delaware partnership formed as the general partner of Jefferies Direct Lending Fund, LP. JFAM GP LLC is the general partner, and JFIN Asset Management LLC is the limited partner.

a.)	Jefferies Direct Lending Fund C LP (November 25, 2019), a Delaware partnership formed for the purpose of investing alongside Jefferies Direct Lending Fund LP in senior secured middle market loans, and to be managed by JFIN Asset Management LLC. JFAM GP LP is the general partner, and Jefferies Finance LLC is the limited partner.

i.	Jefferies DLF C Holdings LLC (February 11, 2020), a Delaware limited liability company created in connection with a fund leverage facility.

aa.	Jefferies Direct Lending Fund C SPE LLC (February 11, 2020), a Delaware limited liability company created in connection with a fund leverage facility.

3.	JFIN Co-Issuer Corporation (March 13, 2013), a Delaware corporation formed for the purpose of acting as a co-issuer of senior unsecured notes and secured term loans of Jefferies Finance LLC.

4.	JFIN Fund III LLC (October 14, 2011), a Delaware limited liability company formed for the purpose of investing in senior secured loans and entering into a warehouse financing through a credit facility with Wells Fargo Bank, N.A.

5.	JFIN High Yield Investments LLC (December 16, 2015), a Delaware limited liability company formed for the purpose of investing in high yield securities.

6.	JFIN LC Fund LLC (February 1, 2016), a Delaware limited liability company formed for the purposes of holding cash collateral and entering into a standby letter of credit fronting facility with Wells Fargo Bank, N.A.

7.	JFIN Revolver CLO Holdings LLC (October 28, 2013) a Delaware limited liability company that acts as a holding company for certain investments in the subordinated notes of revolving credit collaterialized loan obligations managed by Jefferies Finance LLC.

8.	JFIN Europe GP, S.à.r.l. (December 18, 2015), a Luxembourg private limited liability company formed as the general partner of Jefferies Finance Europe, SCSp.

a.	Jefferies Finance Europe, SCSp (March 10, 2016), an alternative investment fund formed as a Luxembourg special limited partnership which was established to arrange and invest in European senior secured loans.

9.	Jefferies Finance Business Credit LLC (August 7, 2013), a Delaware limited liability company that acts as a holding company for JFIN Business Credit Fund I LLC.

a.	JFIN Business Credit Fund I LLC (August 7, 2013), a Delaware limited liability company formed for the purpose of investing in asset based revolving loans and entering into a warehouse financing through a credit facility with Wells Fargo Capital Finance.

10.	JFIN Revolver Holdings LLC (January 23, 2018), a Delaware limited liability company formed to hold revolving loan commitments.

11.	JFIN Revolver Holdings II LLC (May 11, 2018), a Delaware limited liability company formed to hold revolving loan commitments.

12.	JFIN GP Adviser LLC (May 11, 2018), a Delaware limited liability company formed to be an investment adviser and general partner.

13.	Jefferies Private Credit BDC Inc. (January 14, 2020), a Maryland corporation owned by Jefferies Finance LLC.

14.	Jefferies Credit Management LLC (January 9, 2020), a Delaware limited liability company formed to be registered with the SEC as an investment adviser.

a.	Jefferies Private Credit GP LLC (January 9, 2020), a Delaware limited liability company formed as the general partner of Jefferies Private Credit Fund LP.

1.)	Jefferies Private Credit Fund LP (January 9, 2020), a Delaware partnership formed for the purpose of investing in senior secured loans, to be managed by Jefferies Credit Management LLC.

O.	Berkshire Way LLC (June 14 2012), a Delaware limited liability company that was formed to invest in emerging market securities on behalf of MassMutual.

P.	MassMutual Retirement Services, LLC (December 5, 2007), a Delaware limited liability company engaged in the business of providing administrative services to retirement plans.

Q.	MML Strategic Distributors, LLC (June 7, 2013), a Delaware limited liability company that is licensed to act as a broker-dealer.

R.	MML Investment Advisers, LLC (September 24, 2013), a Delaware limited liability company which operates as a federally covered investment adviser.

S.	Pioneers Gate LLC (October 27, 2014), a Delaware limited liability company that was formed to invest in asset-backed securities on behalf of MassMutual.

T.	MML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company that holds a portion of the limited partner interest in a European investment fund.

U.	Timberland Forest Holding LLC (October 12, 2015), a Delaware limited liability company that acts as a holding company. MassMutual’s ownership is 37% and 63% is held by MassMutual Trad Private Equity LLC.

1.	Lyme Adirondack Forest Company, LLC (April 4, 2006), a Delaware limited liability company that acts as a holding company.

a.	Lyme Adirondack Timber Sales, LLC (December 16, 2016), a Delaware company. (Note: Lyme Adirondack Timber Sales, Inc. merged with and into this company effective December 31, 2016.)

b.	Lyme Adirondack Timberlands I, LLC (August 16, 2006), a Delaware limited liability company that is a property owner.

c.	Lyme Adirondack Timberlands II, LLC (August 16, 2006), a Delaware limited liability company that is a property owner.

V.	MML Management Corporation (October 14, 1968), a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.

1.	MassMutual International Holding MSC, Inc. (January 31, 2001), a Massachusetts corporation.

2.	MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws.

W.	MassMutual International LLC (February 19, 1996), a Delaware limited liability company which operates as a holding company for certain international investments.

1.	MassMutual Solutions LLC (June 20, 2019), a Delaware limited liability company that acts as a holding company for HarborTech (Asia) Limited.

a.	HarborTech (Asia) Limited (July 9, 2019), a Hong Kong technology company.

X.	Insurance Road LLC (May 3, 2017), a Delaware limited liability company that acts as a holding company for companies that hold intellectual property assets and invest in a portfolio of private equity assets.

1.	MassMutual Intellectual Property LLC (May 3, 2017), a Delaware limited liability company that will hold certain intellectual property.

2.	MassMutual Trad Private Equity LLC (May 3, 2017), a Delaware limited liability company that will hold and invest in a portfolio of private equity assets.

3.	Trad Investments I LLC (September 11, 2018), a Delaware limited liability company that will hold and invest in a portfolio of private equity assets.

Y.	MassMutual Mortgage Lending LLC (October 30, 2017), a Delaware limited liability company that will invest in commercial mortgage loans.

Z.	MM Copper Hill Road LLC (October 5, 2017), a Delaware limited liability company that has been established to hold certain receivables and to engage in related financing activities.

AA.	EM Opportunities LLC (January 16, 2018), a Delaware limited liability company formed to hold a portfolio of high yield, emerging market debt investments.

BB.	MassMutual MCAM Insurance Company, Inc. (March 18, 2018), a Vermont captive insurance company that will sell insurance to MassMutual and its subsidiary companies.

CC.	MassMutual Global Business Services India LLP (December 23, 2019), a limited partnership domiciled in the Republic of India that will provide information technology and information technology enabled services to MassMutual.

DD.	CML Global Capabilities (December 2, 2019), a Delaware limited liability company.

EE.	MM Global Capabilities I LLC (December 2, 2019), a Delaware limited liability company that serves as a limited partner and holds ownership shares in MassMutual Global Business Services India LLP.

FF.	MM Global Capabilities II LLC (December 2, 2019), a Delaware limited liability company that serves as a limited partner and holds ownership shares in MassMutual Global Business Services India LLP.

1.	MM Global Capabilities (Netherlands) B.V. (February 28, 2020), a company domiciled in the Netherlands that will hold ownership interests of MassMutual in India and Romania (MM Global Capabilities I LLC and MM Global Capabilities II LLC are the partners of this company).

GG.	MM Global Capabilities III LLC (December 3, 2019), a Delaware limited liability company that serves as a limited partner and holds ownership shares in MassMutual Global Business Services India LLP.

The following companies are not considered subsidiary companies of Massachusetts Mutual Life Insurance Company (“MassMutual”) however MassMutual or its subsidiaries hold at least 20% ownership of the voting rights or capital of the companies below.

CORNERSTONE HOTEL FUND GP LLC

Delaware, U.S.A. – 4440658

A Delaware limited liability company formed on October 15, 2007 which is the general partner of Cornerstone Hotel Income and Equity Fund II LP and is 100% owned by Barings LLC.

CRANE VENTURE PARTNERS LLP

United Kingdom – No number available.

MassMutual Ventures Holding LLC’s interest is 33%

HANOVER/BABSON EQUITY INVESTORS MANAGER, LLC

Delaware, U.S.A. – 3858025

Incorporated on September 22, 2004, a Delaware limited liability company that is the managing member of Hanover Babson Equity Investors LLC. Barings LLC holds 50% of the ownership interest in this company.

KAMAKURA LP

A Cayman Islands exempted limited partnership, incorporated on February 26, 2010.  Nippon Wealth Life Insurance Company owns 100% of the limited partnership assets.

MML SERIES INVESTMENT FUND

Massachusetts, U.S.A. – T00009268

A Massachusetts business trust that operates as an-open end management investment company.

MML SERIES INVESTMENT FUND II

Massachusetts, U.S.A. – 000888280

A Massachusetts business trust that operates as an open-end management investment company.

MASSMUTUAL PREMIER FUNDS

Massachusetts, U.S.A. – T00472343

A Massachusetts business trust that operates as an open-end management investment company.

MASSMUTUAL SELECT FUNDS

Massachusetts, U.S.A. – T00431735

A Massachusetts business trust that operates as an open-end management investment company.

ROTHESAY HOLDCO UK LIMITED

United Kingdom – No number available.

MM Rothesay Holdco LLC’s interest is 28.84%.

YUNFENG FINANCIAL GROUP LIMITED

Hong Kong – No number available.

MassMutual International LLC’s ownership interest is 24.9%.

The following are investment-related special purpose entities of Barings LLC (“Barings”). All are 100% owned unless otherwise specified.

ALAND ROYALTY GP, LLC

Delaware – 6887128

ALASKA FUTURE FUND GP, LLC

Delaware – 7621080

BAI FUNDS SLP, LLC

Delaware – 7056431

BAI GP, LLC

Delaware – 6972999

BARING INVESTMENT SERIES LLC

Delaware, U.S.A. – 4057176

BARINGS ABIF SLP, LLC

Delaware, U.S.A. – 6436810

BARINGS ALTERNATIVE INVESTMENTS SLP, LLC

Delaware – 6930846

BARINGS ASSET-BASED INCOME FUND (US) GP, LLC

Delaware, U.S.A. – 6399905

BARINGS CAPITAL INVESTMENT LLC

Maryland, U.S.A. – W20310512

BARINGS CLO INVESTMENT PARTNERS GP, LLC

Delaware, U.S.A. – 5895167

BARINGS CORE PROPERTY FUND GP LLC

Delaware, U.S.A. – 4219093

BARINGS DIRECT LENDING GP LTD.

Cayman Islands – WC-331849

BARINGS EMERGING GENERATION FUND GP, LLC

Delaware, U.S.A. – 7715719

BARINGS GLOBAL ENERGY INFRASTRUCTURE ADVISERS LLC

Delaware, U.S.A. – 6187863

BARINGS GLOBAL INVESTMENT FUNDS (U.S.) MANAGEMENT, LLC

Delaware, U.S.A. – 4864959

BARINGS GLOBAL LOAN FEEDER MANAGEMENT LLC

Delaware, U.S.A. – 5909432

BARINGS GLOBAL REAL ASSETS FUND GP, LLC

Delaware, U.S.A. – 6662271

BARINGS/LAZ PARKING FUND GP LLC

Delaware, U.S.A. – 5516617

BARINGS NORTH AMERICAN PRIVATE LOAN FUND MANAGEMENT, LLC

Delaware, U.S.A. – 6131639

BARINGS NORTH AMERICAN PRIVATE LOAN FUND II MANAGEMENT, LLC

Delaware, U.S.A. – 7868270

BARINGS SMALL BUSINESS FUND LLC

Delaware, U.S.A. – 7875829

BENTON STREET ADVISORS, INC.

Cayman Islands – MC-186805

BRECS VII GP LLC

Delaware, U.S.A. – 61147

CCM FUND I REIT MANAGER

Delaware, U.S.A. – 4780909

CEMF I GP LLC

Delaware, U.S.A. – 4867587

CHY VENTURE GP LLC

Delaware, U.S.A. – 5411451

CORNERSTONE HOTEL FUND GP, LLC

Delaware, U.S.A. – 4440658

CREF VIII GP LLC

Delaware, U.S.A. – 4581714

CREF X GP LLC

Delaware, U.S.A. – 5516583

GREAT LAKES III GP, LLC

Delaware, U.S.A. – 5254174

LAKE JACKSON LLC

Delaware, U.S.A. – 6339374

LOAN STRATEGIES MANAGEMENT LLC

Delaware, U.S.A. – 3917386

MEZZCO AUSTRALIA II

Delaware, U.S.A. – 5346304

MEZZCO II LLC (98.4% owned by Barings LLC)

Delaware, U.S.A. – 4037580

MEZZCO III LLC (99.3% owned by Barings LLC)

Delaware, U.S.A. – 4557758

MEZZCO IV LLC

Delaware, U.S.A. – No number available

RECSA-NY GP LLC

Delaware, U.S.A. – 6101306

SBNP SIA II LLC

Delaware, U.S.A. – 5833355

SBNP SIA III LLC

Delaware, U.S.A. – 7777304

SOMERSET SPECIAL OPPORTUNITIES MANAGEMENT LLC

Delaware, U.S.A. – 4332016

The following are investment-related special purpose entities of MassMutual Asset Finance LLC. All are 100% owned, Delaware limited liability companies that hold a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

MMAF EQUIPMENT FINANCE LLC 2013-A

Delaware, U.S.A. – 5370438

MMAF EQUIPMENT FINANCE LLC 2014-A

Delaware, U.S.A. – 5529636

MMAF EQUIPMENT FINANCE LLC 2015-A

Delaware, U.S.A. – 5728397

MMAF EQUIPMENT FINANCE LLC 2016-A

Delaware, U.S.A. – 5997468

MMAF EQUIPMENT FINANCE LLC 2017-A

Delaware, U.S.A. – 6376507

MMAF EQUIPMENT FINANCE LLC 2017-B

Delaware, U.S.A. – 6597543

MMAF EQUIPMENT FINANCE LLC 2018-A

Delaware, U.S.A. – 6858051

MMAF EQUIPMENT FINANCE LLC 2019-A

Delaware, U.S.A. – 7290442

MMAF EQUIPMENT FINANCE LLC 2019-B

Delaware, U.S.A. – 7574275

ROZIER LLC

Delaware, U.S.A. – 7211334

The following are portfolio companies in which MassMutual, together with its subsidiaries, own at least 20%. The ownership percentage is indicated.

ALAND ROYALTY HOLDINGS LP

A Delaware limited liability company formed on May 15, 2018. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 26.69%.

CHASSIS ACQUISITION HOLDING LLC

A Delaware limited liability company formed on April 14, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 30%.

CRA AIRCRAFT HOLDING LLC

A Delaware limited liability company formed on October 25, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 40%.

EIP HOLDINGS I, LLC (formerly, Solar Acquisition Holding I LLC)

A Delaware limited liability company formed on October 9, 2015. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 28.96%.

NOVATION COMPANIES, INC.

A Maryland corporation. MassMutual’s interest is 20.7%.

RED LAKE VENTURES, LLC

A Delaware limited liability company formed on April 21, 2014. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 31.5%.

REMINGTON L&W HOLDINGS LLC

A Delaware limited liability company formed on September 30, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 66.67%

TECHQUITY, LP 37.48%

A Delaware limited partnership formed on April 26, 2010. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 37.48%

US PHARMACEUTICAL HOLDINGS I, LLC

A Delaware limited liability company formed on June 25, 2012. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 32.61%.

U.S. PHARMACEUTICAL HOLDINGS II, LLC

A Delaware limited liability company formed July 24 2015. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 42.38%.

VALIDUS PHARMACEUTICALS LLC

A Delaware limited liability company formed on April 19, 2007. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 70.00%.

VGS ACQUISITION HOLDING, LLC

A Delaware limited liability company formed on July 24, 2015. Barings LLC is the manager of this entity and MassMutual Holding LLC’s investment ownership is 33.33%.

MassMutual has a 50% voting ownership interest in Jefferies Finance LLC (“Jefferies”). The following are collateralized loan obligations vehicles of Jefferies.

APEX CREDIT CLO 2015-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Jefferies owning 33% of the subordinated notes of the CLO and Apex Credit Partners LLC owning 53% of the subordinated notes of the CLO.

APEX CREDIT CLO 2016 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Apex Credit Partners LLC owning 60% of the subordinated notes of the CLO.

APEX CREDIT CLO 2017 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Apex Credit Partners LLC owning 67% of the subordinated notes of the CLO.

APEX CREDIT CLO 2017-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Apex Credit Partners LLC owning 100% of the subordinated notes of the CLO.

APEX CREDIT CLO 2019-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Apex Credit Partners LLC owning 74% of the subordinated notes of the CLO.

JFIN CLO 2012 LTD.

A Cayman Islands collateralized loan obligation vehicle senior secured term loans.  Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2013 LTD.

A Cayman Islands collateralized loan obligation vehicle senior secured term loans.  Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2014 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2014-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2015 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans.  The CLO is managed by Apex Credit Partners LLC, with Jefferies owning 44% of the subordinated notes of the CLO and Apex Credit Partners LLC owning 56% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2015 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans.  Jefferies is the investment adviser and owns 100% of the subordinated notes of the CLO either directly or through its ownership of JFIN Revolver CLO Holdings LLC.

JFIN REVOLER CLO 2017-II Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  The CLO is managed by Jefferies Finance LLC, with Jefferies Finance LLC owning 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2017 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  The CLO is managed by Jefferies Finance LLC, with Jefferies Finance LLC owning 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2019 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans.  Jefferies is the investment adviser and owns 100% of the subordinated notes of the CLO either directly or through its ownership of JFIN Revolver CLO Holdings LLC.

JFIN REVOLVER CLO 2019-II LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans.  Jefferies is the investment adviser and owns 100% of the subordinated notes of the CLO either directly or through its ownership of JFIN Revolver CLO Holdings LLC.

JFIN REVOLVER FUND, L.P.

A Delaware limited partnership formed to hold investments in revolving credit loans originated by Jefferies Finance LLC. MassMutual ownership is 90.1%

JFIN REVOLVER 2017-III Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  The CLO is managed by Jefferies Finance LLC, with Jefferies Finance LLC owning 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2018 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans.  The CLO is managed by Jefferies Finance LLC, with Jefferies Finance LLC owning 100% of the subordinated notes of the CLO.

The following are investment-related special purpose entities of Baring Asset Management Limited.

ALMACK HOLDING PARTNERSHIP GP LIMITED

England – 5561955

A U.K. company that serves as a general partner of certain Almack partnerships. This company is wholly owned by Baring Asset Management Limited.

ALMACK MEZZANINE FUND LIMITED

England – 5565850

A U.K. company that serves as a limited partner of certain Almack partnerships. This company is wholly owned by Baring Asset Management Limited.

ALMACK MEZZANINE FUND II LIMITED

England – 06530854

A U.K. company that serves as a limited partner of certain Almack partnerships. This company is wholly owned by Baring Asset Management Limited.

ALMACK MEZZANINE GP III LIMITED

England – 07434273

A U.K. company that serves as the general partner of certain Almack partnerships. This company is wholly owned by Baring Asset Management Limited.

BARINGS CORE FUND FEEDER I GP S.À.R.L.

Luxembourg – No number available

This company is wholly owned by Baring Asset Management Limited.

BARINGS EUROPEAN DIRECT LENDING 1GP LLP

England & Wales – OC398370

A limited liability partnership organized under the laws of England and Wales

(99.9% owned by Barings Global Advisors Limited and 0.1% owned by Barings Asset Management Limited.)

BARINGS GPC GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Global Credit Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS INVESTMENT FUND (LUX) GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS UMBRELLA FUND (LUX) GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

PREIF HOLDINGS LIMITED PARTNERSHIP

United Kingdom – No number available

This company is wholly owned by Baring Asset Management Limited.

The following is an investment-related special purpose entity of Barings Global Advisers Limited.

BCGSS 2 GP LLP

England & Wales – OC394864

This entity is 90% owned by Barings Global Advisers Limited and 10% owned by Barings Asset Management Limited.

II.	REGISTERED INVESTMENT COMPANY AFFILIATES:

Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

•	MassMutual Premier Funds, a Massachusetts business trust that operates as a management investment company. The majority of shares are owned by MassMutual.
•	MML Series Investment Fund, a Massachusetts business trust that operates as a management investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.
•	MML Series Investment Fund II, a Massachusetts business trust that operates as a management investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.
•	MassMutual Select Funds, a Massachusetts business trust that operates as a management investment company. The majority of shares are owned by MassMutual.
•	Barings Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings Global Short Duration High Yield Fund, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings Funds Trust, a Massachusetts business trust which operates as an open-end management investment company.
•	Barings BDC, Inc., formerly known as Triangle Capital Corporation, a Maryland corporation which operates as a business development company.
•	Barings Emerging Europe PLC.

Item 27.                          Number of Contract Owners

As of March 31, 2020, the number of contract owners was 8,767.

Item 28.                          Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                          Principal Underwriters

(a)                     MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)                     MMLIS and MSD are the principal underwriters for this contract. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address

John Vaccaro	Chief Executive Officer and Chairman of the Board	*

Wendy Benson	Director & President	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Michael Fanning	Director	*

Elizabeth Ward	Director	*

William F. Monroe, Jr.	Vice President, Chief Products & Services Officer	*

Susan Scanlon	Chief Compliance Officer	*

James P. Puhala	Deputy Chief Compliance Officer	*

Thomas Bauer	Chief Technology Officer	*

David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd., Charlotte, NC 28277

Mary B. Wilkinson	Vice President	11215 North Community House Rd., Charlotte, NC 28277

Joseph Sparacio	Agency Field Force Supervisor	11215 North Community House Rd., Charlotte, NC 28277

David Holtzer	Field Risk Officer	11215 North Community House Rd., Charlotte, NC 28277

Robert S. Rosenthal	Chief Legal Officer, Vice President and Secretary	*

Edward K. Duch, Ill	Assistant Secretary	*

Amy Francella	Assistant Secretary	470 Atlantic Avenue Boston, MA 02110

Alyssa M. O’Connor	Assistant Secretary	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kevin LaComb	Assistant Treasurer	*

Colleen Girouard	Continuing Education Officer	*

Mario Morton	Assistant Vice President and Registration Manager	*

Anthony Frogameni	Assistant Vice President and Chief Privacy Officer	*

Kelly Pirotta	AML Compliance Officer	*

John Rogan	Regional Vice President	*

Nick DeLuca	Regional Vice President	11001 North Black Canyon Highway Phoenix, AZ 85209

David Cove	Regional Vice President	*

Jack Yvon	Regional Vice President	*

Sean Murphy	Regional Vice President	Los Angeles, California

Michelle Pedigo	Regional Vice President	*

*              1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Eric Wietsma	Director, Chairman of the Board, Chief Executive Officer and President	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Elizabeth Ward	Director	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Robert S. Rosenthal	Chief Legal Officer, Secretary and Vice President	*

Susan Scanlon	Chief Compliance Officer	*

Kelly Pirrotta	AML Compliance Officer	*

Edward K. Duch, III	Assistant Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Mario Morton	Registration Manager	*

Paul LaPiana	Vice President	*

Vincent Baggetta	Chief Risk Officer	*

*     1295 State Street, Springfield, MA 01111-0001

(c)                      For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30.                          Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the administrator, SE2, LLC, at its place of business at 5801 SW 6th Avenue, Topeka, KS 66636-0001.

Item 31.                          Management Services

For information about the management services provided by SE2, LLC, refer to the “Services” section of the Statement of Additional Information.

Item 32.                          Undertakings

(a)                     Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)                     Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                      Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)                     Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the MassMutual Transitions SelectSM II (“Transitions Select II”) contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 7 to Registration Statement No. 333-202684 to be signed on its behalf, in the town of Ellington, and the State of Connecticut on this 27th day of April, 2020.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall
President and Chief Executive Officer
(principal executive officer)
Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	April 27, 2020
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	April 27, 2020
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Corporate Controller	April 27, 2020
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	April 27, 2020
Mark T. Bertolini

KAREN H. BECHTEL *	Director	April 27, 2020
Karen H. Betchel

KATHLEEN A. CORBET *	Director	April 27, 2020
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	April 27, 2020
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	April 27, 2020
Isabella D. Goren

SHELLEY B. LEIBOWITZ *	Director	April 27, 2020
Shelley B. Leibowitz

JEFFREY M. LEIDEN *	Director	April 27, 2020
Jeffrey M. Leiden

LAURA J. SEN *	Director	April 27, 2020
Laura J. Sen

WILLIAM T. SPITZ *	Director	April 27, 2020
William T. Spitz

H. TODD STITZER *	Director	April 27, 2020
H. Todd Stitzer

/s/ JOHN E. DEITELBAUM
* John E. Deitelbaum
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item No.	Exhibit

Item 24. b.	Exhibit 8	i.	d.	MML Series Amendment No. Eight to Participation Agreement dated February 20, 2020

Item 24. b.	Exhibit 8	i.	e.	MML Series II Amendment No. Ten to Participation Agreement dated February 20, 2020

Item 24. b.	Exhibit 8	ii.	a.	Form of AIM Amendment No. 1 to Rule 22c-2 Agreement

Item 24. b.	Exhibit 10	i.	Auditor Consents
• Separate Account Financial Statements
• Company Financial Statements

Item 24. b.	Exhibit 10	ii.	Powers of Attorney